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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-0
5371

Russell Investment Funds
(Exact name of registrant as specified in charter)
1301 2nd Avenue 18th Floor, Seattle Washington 98101
(Address of principal executive offices) (Zip code)

Mary Beth Albaneze, Secretary and Chief Legal Officer
1301 2nd Avenue
18th Floor
Seattle, Washington 98101
206-505-4846
______________________________________________
(Name and address of agent for service)

Registrant's telephone number, including area code: 800-787-7354
Date of fiscal year end:           December 31
Date of reporting period:        January 1, 2023 to December 31, 2023

Item 1. Reports to Stockholders

2023 ANNUAL REPORT
Russell Investment Funds
DECEMBER 31, 2023
FUND
U.S. Strategic Equity Fund
U.S. Small Cap Equity Fund
International Developed Markets Fund
Strategic Bond Fund
Global Real Estate Securities Fund

Russell Investment Funds
Russell Investment Funds is
a series investment company
with nine different investment
portfolios referred to as Funds.
These financial statements report
on five of these Funds.

Page
To Our Shareholders 3
U.S. Strategic Equity Fund 4
U.S. Small Cap Equity Fund 27
International Developed Markets Fund 55
Strategic Bond Fund 81
Global Real Estate Securities Fund 137
Notes to Schedule of Investments 157
Notes to Financial Highlights 159
Notes to Financial Statements 160
Report of Independent Registered Public Accounting Firm 180
Tax Information 181
Affiliated Brokerage Transactions 182
Basis for Approval of Investment Advisory Contracts 183
Additional Information 184
Disclosure of Information about Fund Trustees and Officers 185
Adviser, Money Managers and Service Providers 191
Russell Investment Funds
Annual Report
December 31, 2023
Table of Contents

Russell Investment Funds
Copyright © Russell Investments 2024. All rights reserved.
Russell Investments’ ownership is composed of a majority stake held by funds managed by TA Associates
Management, L.P., with a significant minority stake held by funds managed by Reverence Capital Partners,
L.P. Certain of Russell Investments’ employees and Hamilton Lane Advisors, LLC also hold minority, non-
controlling, ownership stakes.
Frank Russell Company is the owner of the Russell trademarks contained in this material and all trademark rights related to the Russell trademarks, which the members of the Russell Investment group of companies are permitted to use under license from Frank Russell Company. The members of the Russell Investments group of companies are not affiliated in any manner with Frank Russell Company or any entity operating under the “FTSE
RUSSELL” brand.
Fund objectives, risks, charges and expenses should be carefully considered before investing.
A prospectus containing this and other important information must precede or accompany this material. Please read the prospectus carefully before investing.
Securities distributed through Russell Investments Financial Services, LLC, member FINRA, part of Rus-
sell Investments.
Indices and benchmarks are unmanaged and cannot be invested in directly. Returns represent past performance, are not a guarantee of future performance, and are not indicative of any specific investment. Index return information is provided by vendors and although deemed reliable, is not guaranteed by Russell Investments or its affiliates.
S&P
®
is a registered trademark of Standard & Poor’s Financial Services LLC.
Performance quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted.

To Our Shareholders
To Our Shareholders 3
Fellow Investors,
Since 1936, our purpose has been improving financial security for people. That has never changed. What’s the best strategy to achieve that security? We believe that the combination of our investment solutions, a sound plan and timely investment advice provides the best route to achieving your desired outcomes. Your financial security is the reason we work hard to maintain a time-tested, disciplined investment approach, focused on meeting our clients’ financial needs.
The year of 2023 has been one that demanded constant focus, both in markets and investing:
For the one-year period ended December 31, 2023, U.S. equities returned approximately 26.29%, according to the S&P 500 Index.*
In comparison, for the same time period, developed non-U.S. equities, as measured by the MSCI World ex-USA
Index, provided a return of 17.94%.*
With market uncertainty, higher-than-average interest rates from the U.S. Federal Reserve (“the Fed”), and high-but-
declining inflation challenges, it is critical to be disciplined when assessing your investment plan. While it is important to challenge prior thinking, it’s just as vital to have an equally high bar to any material changes to long-term strategies.
We continue to emphasize that prioritizing the long-term investment plan over short-term gains is most consistently rewarded.
As we approach the end of another unprecedented year, we maintain our focus and look to position our funds for the period ahead, not the one that has just passed. With this in mind, we hold the following views on markets:
We believe equities have limited upside, with recession risks on the horizon. Although developed non-U.S.
equities are cheaper than U.S. equities, we have a neutral preference until the Fed become less hawkish and the
U.S. dollar weakens.
Government bond valuations have improved after the rise in yields. We see U.S., UK and German bonds as offering good value. Japanese bonds still look expensive, with the Bank of Japan (BOJ) defending the 25-basis-
point yield limit.
We think a mild recession before the end of 2024 is the most likely outcome, but the complexities caused by the pandemic make forecasting difficult. It is possible that we get a soft landing where the economy cools enough to allow the Fed to start lowering rates and prevent recession.
Our annual outlook late last year nominated 2023 as the year of the diversified portfolio, where a traditional balanced portfolio of 60% equities and 40% fixed income was expected to do relatively well. This still looks to be the case for
2024.
Your goals and your security—that’s our focus. For more than 85 years, we’ve been providing solutions to help investors like you reach those financial goals, whether you’re saving for retirement, already depending on retirement income or building a college fund. We value the trust you have placed in our firm—there’s nothing we work harder to earn. All of us at Russell Investments appreciate the opportunity to help you achieve your own financial security.
Best regards,
Kate El-Hillow
Global Chief Investment Officer, Russell Investments
* Source: Morningstar. Indexes are unmanaged and cannot be invested in directly. The S&P 500 Index is an index, with dividends reinvested, of 500 issues representative of leading companies in the U.S. large cap securities market. The MSCI World ex-USA Index is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S.

Russell Investment Funds
U.S. Strategic Equity Fund
Portfolio Management Discussion and Analysis — December 31, 2023
(Unaudited)
4 U.S. Strategic Equity Fund
U.S. Strategic Equity Fund
Total
Return
1 Year 26 .29%
5 Years 14 .19%§
10 Years 10 .23%§
Russell 1000
®
Index
**
Total
Return
1 Year 26 .53%
5 Years 15 .52%§
10 Years 11 .80%§

Russell Investment Funds
U.S. Strategic Equity Fund
Portfolio Management Discussion and Analysis, continued — December 31,
2023 (Unaudited)
U.S. Strategic Equity Fund 5
The U.S. Strategic Equity Fund (the “Fund”) employs a
multi-manager approach whereby portions of the Fund are
allocated to different money manager strategies. Fund assets not allocated to money managers are managed by Russell
Investment Management, LLC (“RIM”), the Fund’s advisor.
RIM may change a Fund’s asset allocation at any time,
including not allocating Fund assets to one or more money
manager strategies. An exemptive order from the Securities and
Exchange Commission permits RIM to engage or terminate a
money manager at any time, subject to approval by the Fund’s
Board, without a shareholder vote. Pursuant to the terms of the exemptive order, the Fund is required to notify its shareholders within 90 days of when a money manager begins providing
services. As of December 31, 2023, the Fund had four money
managers.
What is the Fund’s investment objective?
The Fund seeks to provide long-term capital growth.
How did the Fund perform relative to its benchmark
for the fiscal year ended December 31, 2023?
For the fiscal year ended December 31, 2023 (the “fiscal
year”), the Fund gained 26.29%. This is compared to the
Fund’s benchmark, the Russell 1000
®
Index, which gained
26.53% during the fiscal year. The Fund’s performance includes operating expenses, whereas index returns are unmanaged and
do not include expenses of any kind.
For the fiscal year, the Morningstar
®
Insurance Large Blend
Category, a group of funds that Morningstar, Inc. considers
to have investment strategies similar to those of the Fund,
gained 23.77%. This return serves as a peer comparison and is expressed net of operating expenses.
RIM may assign a money manager a specific style or
capitalization benchmark other than the Fund’s index (a “RIM-
assigned benchmark”).
How did market conditions affect the Fund’s
performance?
The U.S. economy experienced further moderation throughout
2023. The Federal Reserve's persistent efforts to tighten
monetary policy, coupled with the waning impact of fiscal
stimulus, contributed to this deceleration. U.S. large cap stocks generated a strong positive return for the fiscal year, driven in part by a rally in the final two months of 2023. Over the full fiscal year, growth and quality-oriented equities outperformed, while value and lower volatility-oriented equities underperformed.
Information technology and communication services were the
best performing sectors while energy and utilities lagged.
How did the investment strategies and techniques
employed by the Fund and its money managers affect
its benchmark relative performance?
Over the fiscal year, the Fund maintained exposure to companies with lower valuation, higher quality and growth, and lower
market capitalization compared to its benchmark. Overall, the
Fund’s factor positioning provided mixed results as tilts toward value and lower volatility were not rewarded, while tilts toward higher quality and growth were additive.
Sector allocation decisions were positive over the fiscal year, especially an overweight to information technology and an
underweight to consumer staples.
Stock selection was mixed, with holdings within communication services being rewarded while holdings within information
technology detracted.
The Fund employs discretionary and non-discretionary money
managers. The Fund’s discretionary money managers select
the individual portfolio securities for the assets assigned to them. The Fund’s non-discretionary money managers provide
a model portfolio to RIM representing their investment
recommendations, based upon which RIM purchases and sells
securities for the Fund. RIM manages assets not allocated to money manager strategies and the Fund’s cash balances.
With respect to certain of the Fund’s money managers,
Brandywine Global Investment Management, LLC
outperformed it’s RIM-assigned benchmark over the fiscal year.
Stock selection within the utilities and energy sectors was the primary driver of excess returns. Sector allocation decisions held back further outperformance as underweights to information
technology and industrials detracted.
William Blair Investment Management, LLC underperformed
its RIM-assigned benchmark over the fiscal year. Stock selection within the consumer discretionary and information technology sectors detracted from relative performance. Additionally,
sector allocation decisions were not additive mainly due to an underweight to information technology and an overweight to
consumer staples.
During the fiscal year, RIM utilized a positioning strategy to seek to control Fund-level exposures and risks through the purchase of a stock portfolio. Using the output from quantitative and/
or rules-based processes and qualitative analysis, the strategy seeks to position the portfolio to meet RIM’s overall preferred positioning with respect to Fund exposures along factor and
industry dimensions. The Fund’s active positioning strategy
provided exposure to RIM’s strategic equity beliefs associated with value, quality, and low volatility factors.
During the fiscal year, the strategy underperformed the Fund’s benchmark. Factor tilts toward stocks with lower valuation and

Russell Investment Funds
U.S. Strategic Equity Fund
Portfolio Management Discussion and Analysis, continued — December 31,
2023 (Unaudited)
6 U.S. Strategic Equity Fund
lower volatility were not rewarded, however a tilt toward higher quality helped reduce the magnitude of underperformance.
Sector allocation decisions were positive, including an
overweight to information technology and an underweight to
utilities.
During the fiscal year, RIM fully equitized the Fund’s cash using index futures contracts to provide the Fund with greater market exposure and this strategy performed as intended.
Describe any changes to the Fund’s structure or the
money manager line-up.
There were no changes to the Fund’s structure or money
manager line-up during the fiscal year.
The views expressed in this report reflect those of
the portfolio managers only through the end of the
fiscal year covered by the report. These views do not
necessarily represent the views of RIM, or any other
person in RIM or any other affiliated organization.
These views are subject to change at any time based
upon market conditions or other events, and RIM
disclaims any responsibility to update the views
contained herein. These views should not be relied
on as investment advice and, because investment
decisions for a Russell Investment Funds (“RIF”)
Fund are based on numerous factors, should not be
relied on as an indication of investment decisions of
any RIF Fund.
Money Managers as of December 31,
2023 Styles
Brandywine Global Investment
Management, LLC Value
Jacobs Levy Equity Management, Inc. Market Oriented
J.P. Morgan Investment Management Inc. Market Oriented
William Blair Investment Management,
LLC
Growth
* Assumes initial investment on January 1, 2014.
** Russell 1000
®
Index includes the 1,000 largest companies in the Russell 3000
®
Index. The Russell 1000
®
Index return reflects adjustments from income
dividends and capital gain distributions reinvested as of the ex-dividend dates.
§ Annualized.
The performance shown in this section does not reflect any Insurance Company Separate Account or Policy Charges. Performance is historical and assumes reinvestment of all dividends and capital gains.  Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than when purchased.  Past performance is not indicative of future results.  Additionally, the returns presented herein may differ from the performance reported in the Financial Highlights as the returns herein are calculated in a manner consistent with standardized performance in accordance with Securities and
Exchange Commission rules, while the performance in the Financial Highlights has been calculated in accordance with U.S. Generally Accepted Accounting
Principles (“U.S. GAAP”).

Russell Investment Funds
U.S. Strategic Equity Fund
Shareholder Expense Example — December 31, 2023 (Unaudited)
U.S. Strategic Equity Fund 7
Fund Expenses
The following disclosure provides important information
regarding the Fund’s Shareholder Expense Example
(“Example”).
Example
As a shareholder of the Fund, you incur two types of costs: (1)
transaction costs, and (2) ongoing costs, including advisory and administrative fees and other Fund expenses. The Example is
intended to help you understand your ongoing costs (in dollars)
of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this Fund is from July 1, 2023 to December 31, 2023 .
Actual Expenses
The information in the table under the heading “Actual
Performance” provides information about actual account
values and actual expenses. You may use the information in
this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first column in the row entitled “Expenses Paid During
Period” to estimate the expenses you paid on your account
during this period.
Hypothetical Example for Comparison Purposes
The information in the table under the heading “Hypothetical
Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses
based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the
Fund’s actual return. The hypothetical account values and
expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the
Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant
to highlight your ongoing costs only and do not reflect any
transactional costs. Therefore, the information under the heading
“Hypothetical Performance (5% return before expenses)” is
useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The fees and expenses shown in this
section do not reflect any Insurance Company Separate Account
Policy Charges.
Actual
Performance
Hypothetical
Performance
(5% return
before
expenses)
Beginning Account Value
July 1, 2023 $ 1,000.00 $ 1,000.00
Ending Account Value
December 31, 2023 $ 1,093.00 $ 1,020.42
Expenses Paid During Period* $ 5.01 $ 4.84
* Expenses are equal to the Fund's annualized expense ratio of 0.95%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

Russell Investment Funds
U.S. Strategic Equity Fund
Schedule of Investments — December 31, 2023
See accompanying notes which are an integral part of the financial statements.
8 U.S. Strategic Equity Fund
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Common Stocks - 102.7%
Consumer Discretionary - 14.7%
Advance Auto Parts, Inc. 10,086 616
Amazon.com, Inc.(Æ)(Û) 130,183 19,780
Autoliv , Inc. 5,622 619
AutoZone, Inc.(Æ)(Û) 645 1,668
Beacon Roofing Supply, Inc.(Æ) 1,037 90
BorgWarner, Inc. 18,120 650
Chipotle Mexican Grill, Inc. Class A(Æ) 1,116 2,552
Comcast Corp. Class A 37,537 1,646
Costco Wholesale Corp. 7,371 4,865
Coupang , Inc.(Æ)(Ð)(Û) 12,558 203
Dana Holding Corp. 11,450 167
Dick's Sporting Goods, Inc. 2,502 368
Dillard's, Inc. Class A 618 249
Domino's Pizza, Inc. 1,843 760
DR Horton, Inc. 7,046 1,071
Driven Brands Holdings, Inc.(Æ) 1,000 14
Duolingo , Inc.(Æ) 537 122
eBay, Inc.(Û) 22,197 968
Expedia Group, Inc.(Æ) 6,632 1,007
FactSet Research Systems, Inc. 1,452 693
Five Below, Inc.(Æ) 2,894 617
Ford Motor Co.(Û) 128,525 1,567
Fox Corp. Class A 27,338 811
Garmin, Ltd. 6,645 854
General Motors Co.(Û) 100,023 3,593
Genuine Parts Co. 3,378 468
GMS, Inc.(Æ) 2,690 222
Goodyear Tire & Rubber Co. (The)(Æ)(Ð)
(Û) 30,309 434
Home Depot, Inc. (The) 4,015 1,391
Hubbell, Inc. Class B 1,804 593
KB Home 4,655 291
Lear Corp. 5,099 720
Lennar Corp. Class A(Û) 11,415 1,701
Lithia Motors, Inc. Class A 2,375 782
Live Nation Entertainment, Inc.(Æ)(Û) 25,758 2,411
Lowe's Cos., Inc. 9,240 2,056
Lululemon Athletica , Inc.(Æ)(Û) 4,089 2,091
McDonald's Corp. 9,611 2,850
Netflix, Inc.(Æ) 1,517 739
News Corp. Class A 25,106 616
Nike, Inc. Class B 19,243 2,089
NVR, Inc.(Æ) 155 1,085
O'Reilly Automotive, Inc.(Æ) 2,710 2,575
Paramount Global Class B 23,473 347
Penn Entertainment, Inc.(Æ) 16,483 429
Ross Stores, Inc. 9,590 1,327
Skechers USA, Inc. Class A(Æ) 7,550 471
Starbucks Corp. 14,827 1,423
Target Corp. 8,081 1,151
Taylor Morrison Home Corp. Class A(Æ) 1,757 94
Tesla, Inc.(Æ) 12,366 3,073
Texas Roadhouse, Inc. Class A 6,431 786
TJX Cos., Inc. (The) 16,208 1,520
Tractor Supply Co. 1,650 355
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Tri Pointe Homes, Inc.(Æ) 5,360 190
Ulta Beauty, Inc.(Æ) 1,209 592
Visteon Corp.(Æ) 830 104
Walmart, Inc. 7,177 1,131
Walt Disney Co. (The) 15,471 1,397
83,054
Consumer Staples - 4.4%
Archer-Daniels-Midland Co.(Û) 25,188 1,819
Boston Beer Co., Inc. Class A(Æ) 648 224
Church & Dwight Co., Inc. 8,385 793
Coca-Cola Co. (The) 50,299 2,964
Conagra Brands, Inc. 52,979 1,518
CVS Health Corp. 41,728 3,295
General Mills, Inc. 5,351 349
Hershey Co. (The) 2,697 503
Ingredion, Inc. 6,383 693
Kenvue , Inc. 24,489 527
Kroger Co. (The)(Ð)(Û) 57,656 2,635
Molson Coors Beverage Co. Class B 6,574 402
Monster Beverage Corp.(Æ) 46,929 2,704
PepsiCo, Inc. 7,000 1,189
Philip Morris International, Inc. 5,095 479
Procter & Gamble Co. (The) 11,405 1,671
Tyson Foods, Inc. Class A(Û) 50,844 2,733
Vector Group, Ltd. 5,300 60
Walgreens Boots Alliance, Inc. 17,095 446
25,004
Energy - 4.1%
Baker Hughes Co. 59,869 2,046
BP PLC - ADR 40,661 1,439
Canadian Natural Resources, Ltd. 11,592 760
Chevron Corp. 16,354 2,439
Coterra Energy, Inc. 22,148 565
CVR Energy, Inc.(Ð)(Û) 4,293 130
Delek US Holdings, Inc. 4,653 120
Devon Energy Corp. 12,297 557
Eaton Corp. PLC 12,192 2,936
Enphase Energy, Inc.(Æ)(Ð)(Û) 1,864 246
EOG Resources, Inc. 4,270 516
Exxon Mobil Corp. 17,679 1,768
Kinder Morgan, Inc. 35,739 630
Marathon Oil Corp.(Û) 4,426 107
Marathon Petroleum Corp.(Û) 10,701 1,588
Occidental Petroleum Corp. 8,824 527
Par Pacific Holdings, Inc.(Æ) 2,807 102
Patterson-UTI Energy, Inc.(Ð)(Û) 4,088 44
Phillips 66 8,629 1,149
Pioneer Natural Resources Co. 6,513 1,465
Shell PLC - ADR 17,769 1,169
TechnipFMC PLC 15,867 320
Valero Energy Corp.(Û) 16,177 2,103
Williams Cos., Inc. (The) 11,962 417
23,143

Russell Investment Funds
U.S. Strategic Equity Fund
Schedule of Investments, continued — December 31, 2023
See accompanying notes which are an integral part of the financial statements.
U.S. Strategic Equity Fund 9
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Financial Services - 15.0%
AerCap Holdings, Ltd. / AerCap Global
Aviation Trust(Æ) 20,219 1,503
Affiliated Managers Group, Inc. 3,147 476
Aflac, Inc. 12,173 1,004
Air Lease Corp. Class A 10,825 454
Allstate Corp. (The)(Ð)(Û) 15,607 2,185
American Express Co. 11,439 2,143
American Tower Corp.(ö) 2,436 526
Ameriprise Financial, Inc. 3,564 1,354
Apollo Global Management, Inc. 19,547 1,822
Axis Capital Holdings, Ltd. 7,977 442
Bank of America Corp. 54,746 1,843
Bank of New York Mellon Corp. (The) 33,839 1,761
Berkshire Hathaway, Inc. Class B(Æ) 10,606 3,783
BlackRock, Inc. Class A 846 687
BOK Financial Corp. 3,551 304
Brighthouse Financial, Inc.(Æ) 8,635 457
Camden Property Trust(ö) 5,423 538
Carlyle Group, Inc. (The) 40,921 1,665
CBRE Group, Inc. Class A(Æ) 9,604 894
Charles Schwab Corp. (The) 18,704 1,287
Chubb, Ltd. 3,352 758
Cincinnati Financial Corp. 3,921 406
Citigroup, Inc. 66,651 3,428
CME Group, Inc. Class A 1,836 387
CNO Financial Group, Inc. 6,840 191
Comerica, Inc. 12,930 722
Corebridge Financial, Inc. 20,700 448
Cullen/Frost Bankers, Inc.(Û) 4,208 456
Dun & Bradstreet Holdings, Inc. 20,050 235
Equinix , Inc.(ö) 640 515
Equity Commonwealth(ö) 16,554 318
Evercore , Inc. Class A 4,258 728
F&G Annuities & Life, Inc.(Ð)(Û) 1,540 71
First American Financial Corp. 7,685 495
First Horizon Corp.(Û) 30,321 429
Gaming and Leisure Properties, Inc.(ö) 8,445 417
Globe Life, Inc. 4,169 507
Goldman Sachs Group, Inc. (The) 2,435 939
Hanover Insurance Group, Inc. (The) 7,278 884
Hartford Financial Services Group, Inc. 6,205 499
Host Hotels & Resorts, Inc.(ö) 16,950 330
Howard Hughes Corp. (The)(Æ)(Ð)(Û) 12,117 1,037
Interactive Brokers Group, Inc. Class A(Û) 5,770 478
Intercontinental Exchange, Inc. 3,908 502
Invitation Homes, Inc.(ö) 13,411 457
JPMorgan Chase & Co. 22,225 3,780
KeyCorp(Û) 48,450 698
Kinsale Capital Group, Inc. 763 256
Lamar Advertising Co. Class A(ö) 3,577 380
Lincoln National Corp. 7,678 207
LPL Financial Holdings, Inc. 3,754 854
M&T Bank Corp. 2,244 308
Marsh & McLennan Cos., Inc. 2,092 396
MasterCard, Inc. Class A(Û) 25,179 10,739
Morgan Stanley 32,075 2,991
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
New York Community Bancorp, Inc. 78,283 801
Northern Trust Corp. 4,624 390
Pinnacle Financial Partners, Inc.(Ð)(Û) 2,070 181
PJT Partners, Inc. Class A 3,092 315
PNC Financial Services Group, Inc. (The) 2,274 352
Popular, Inc. 6,926 568
Principal Financial Group, Inc. 3,979 313
Progressive Corp. (The) 10,552 1,681
Prologis, Inc.(ö) 14,793 1,972
Public Storage(ö) 1,953 596
Raymond James Financial, Inc. 6,171 688
Reinsurance Group of America, Inc. Class A 5,818 941
Remitly Global, Inc.(Æ) 4,380 85
Robinhood Markets, Inc. Class A(Æ)(Ð)(Û) 30,250 385
Ryan Specialty Holdings, Inc. Class A(Æ) 11,289 486
SLM Corp. 29,618 566
Synchrony Financial(Ð)(Û) 24,063 919
Texas Capital Bancshares, Inc.(Æ) 3,336 216
TPG, Inc. 7,820 338
Travelers Cos., Inc. (The)(Û) 9,919 1,889
US Bancorp 41,141 1,781
Virtu Financial, Inc. Class A 11,150 226
Visa, Inc. Class A 7,887 2,053
Wells Fargo & Co. 67,536 3,324
Weyerhaeuser Co.(ö) 21,791 758
Willis Towers Watson PLC 4,352 1,050
WR Berkley Corp. 12,641 894
85,142
Health Care - 12.8%
Abbott Laboratories 9,164 1,009
AbbVie, Inc. 24,929 3,863
Agilent Technologies, Inc. 10,522 1,463
Align Technology, Inc.(Æ) 1,727 473
Amgen, Inc. 3,167 912
AstraZeneca PLC - ADR 7,597 512
Baxter International, Inc. 22,201 858
Biogen, Inc.(Æ) 3,170 820
Boston Scientific Corp.(Æ) 6,906 399
Bristol-Myers Squibb Co. 39,074 2,005
Centene Corp.(Æ) 9,277 688
Cigna Group (The) 6,026 1,805
Danaher Corp. 4,374 1,012
DaVita HealthCare Partners, Inc.(Æ)(Ð)(Û) 8,168 856
Dentsply Sirona, Inc. 25,544 909
Edwards Lifesciences Corp.(Æ)(Ð)(Û) 17,244 1,315
Elevance Health, Inc. 5,998 2,828
Eli Lilly & Co. 5,573 3,249
Encompass Health Corp. 12,308 821
Exelixis , Inc.(Æ) 46,753 1,122
Gilead Sciences, Inc. 12,679 1,027
GSK PLC - ADR 30,088 1,115
HCA Healthcare, Inc. 2,612 707
Henry Schein, Inc.(Æ) 6,492 492
Humana, Inc. 4,117 1,885
Illumina, Inc.(Æ)(Ð)(Û) 5,723 797
Incyte Corp.(Æ)(Û) 14,607 917

Russell Investment Funds
U.S. Strategic Equity Fund
Schedule of Investments, continued — December 31, 2023
See accompanying notes which are an integral part of the financial statements.
10 U.S. Strategic Equity Fund
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Intuitive Surgical, Inc.(Æ) 8,063 2,720
Ionis Pharmaceuticals, Inc.(Æ)(Ð)(Û) 8,395 425
Jazz Pharmaceuticals PLC(Æ) 6,963 857
Johnson & Johnson 16,940 2,655
Laboratory Corp. of America Holdings 1,326 301
Maravai LifeSciences Holdings, Inc. Class
A(Æ) 15,400 101
McKesson Corp. 3,558 1,647
Medtronic PLC 10,174 838
Merck & Co., Inc. 12,715 1,386
Molina Healthcare, Inc.(Æ)(Ð)(Û) 2,869 1,037
Neurocrine Biosciences, Inc.(Æ)(Û) 4,915 648
Novocure , Ltd.(Æ) 2,200 33
Omnicell , Inc.(Æ) 6,247 235
Organon & Co. 42,171 608
Pfizer, Inc. 53,199 1,532
Premier, Inc. Class A 8,291 185
PTC Therapeutics, Inc.(Æ) 9,120 251
Qiagen NV(Æ) 15,777 685
Regeneron Pharmaceuticals, Inc.(Æ) 2,991 2,627
Sarepta Therapeutics, Inc.(Æ) 5,398 521
Stryker Corp. 5,618 1,682
Tandem Diabetes Care, Inc.(Æ) 11,119 329
Thermo Fisher Scientific, Inc. 1,687 895
Ultragenyx Pharmaceutical, Inc.(Æ)(Ð)(Û) 5,854 280
UnitedHealth Group, Inc. 18,602 9,793
Veeva Systems, Inc. Class A(Æ) 7,289 1,403
Vertex Pharmaceuticals, Inc.(Æ) 3,831 1,559
Viatris , Inc. 55,687 603
West Pharmaceutical Services, Inc. 1,330 468
Zoetis, Inc. Class A 12,183 2,405
72,568
Materials and Processing - 3.6%
Air Products & Chemicals, Inc. 1,270 348
Boise Cascade Co. 2,218 287
Builders FirstSource , Inc.(Æ) 5,791 967
Copart , Inc.(Æ) 45,826 2,245
Crown Holdings, Inc. 8,736 805
Eagle Materials, Inc. 1,048 213
Eastman Chemical Co. 11,346 1,019
Fastenal Co. 11,325 734
FMC Corp. 21,561 1,359
Freeport-McMoRan, Inc. 16,488 702
Huntsman Corp. 22,879 575
Lennox International, Inc. 1,365 611
Linde PLC 5,574 2,289
Louisiana-Pacific Corp.(Ð)(Û) 8,395 595
Martin Marietta Materials, Inc. 2,997 1,495
MP Materials Corp.(Æ)(Ð)(Û) 4,796 95
Newmont Corp. 16,910 700
Nucor Corp. 4,995 869
Packaging Corp. of America 4,281 697
PPG Industries, Inc. 6,405 958
Resideo Technologies, Inc.(Æ) 4,000 75
Southern Copper Corp. 5,404 465
Trane Technologies PLC 4,453 1,086
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Vulcan Materials Co. 5,270 1,196
20,385
Producer Durables - 8.4%
3M Co. 6,328 692
AECOM(Ð)(Û) 10,435 965
AGCO Corp.(Ð)(Û) 6,328 768
Alaska Air Group, Inc.(Æ) 12,800 500
Allison Transmission Holdings, Inc. Class A 13,386 778
Ametek , Inc. 3,373 556
Amphenol Corp. Class A 7,483 742
AO Smith Corp. 5,235 432
Chart Industries, Inc.(Æ) 3,528 481
Cintas Corp. 1,009 608
CNH Industrial NV 57,765 704
CoStar Group, Inc.(Æ) 18,873 1,649
CSX Corp. 18,710 649
Cummins, Inc. 3,378 809
Deere & Co. 5,511 2,204
Delta Air Lines, Inc. 31,842 1,281
Donaldson Co., Inc. 9,684 633
Dover Corp. 4,376 673
EMCOR Group, Inc. 2,089 450
Emerson Electric Co. 9,937 967
ExlService Holdings, Inc.(Æ) 5,410 167
Expeditors International of Washington, Inc. 6,091 775
FedEx Corp. 6,379 1,614
Fluor Corp.(Æ) 2,080 81
Flywire Corp.(Æ)(Ð)(Û) 2,480 57
Fortive Corp. 6,732 496
Forward Air Corp. 5,826 366
FTI Consulting, Inc.(Æ) 2,226 443
General Dynamics Corp. 3,519 914
Global Payments, Inc. 12,895 1,638
Howmet Aerospace, Inc. 10,340 560
Illinois Tool Works, Inc. 1,627 426
Insperity , Inc. 2,952 346
JB Hunt Transport Services, Inc. 2,840 567
Keysight Technologies, Inc.(Æ) 2,417 385
Landstar System, Inc. 7,198 1,394
Littelfuse , Inc. 1,471 394
Lockheed Martin Corp. 780 354
Magna International, Inc. Class A 7,589 448
ManpowerGroup , Inc. 4,647 369
MarketAxess Holdings, Inc. 1,392 408
NEXTracker , Inc. Class A(Æ) 8,066 378
Nordson Corp. 1,665 440
Norfolk Southern Corp. 5,938 1,404
Northrop Grumman Corp. 3,841 1,798
Old Dominion Freight Line, Inc.(Û) 4,460 1,808
Oshkosh Corp. 7,744 840
Otis Worldwide Corp.(Ð)(Û) 12,419 1,111
PACCAR Financial Corp. 6,876 671
Paychex, Inc. 4,685 558
Payoneer Global, Inc.(Æ) 20,825 108
Pentair PLC 10,643 774
Regal Rexnord Corp. 3,245 480

Russell Investment Funds
U.S. Strategic Equity Fund
Schedule of Investments, continued — December 31, 2023
See accompanying notes which are an integral part of the financial statements.
U.S. Strategic Equity Fund 11
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Rollins, Inc. 9,184 401
RXO, Inc.(Æ)(Ð)(Û) 11,571 269
S&P Global, Inc. 2,104 927
Scotts Miracle- Gro Co. (The) Class A(Ð)(Û) 2,380 152
Snap-on, Inc. 3,301 953
Southwest Airlines Co.(Ð)(Û) 9,536 275
Spirit AeroSystems Holdings, Inc. Class
A(Æ)(Ð)(Û) 4,687 149
Terex Corp.(Ð)(Û) 2,219 127
TransUnion(Ð)(Û) 9,170 630
TriNet Group, Inc.(Æ) 3,860 459
U-Haul Holding Co.(Æ) 1,300 93
United Parcel Service, Inc. Class B 2,568 404
United Rentals, Inc. 722 414
Vontier Corp. 25,404 878
Waste Management, Inc. 2,929 525
WW Grainger, Inc. 929 770
Xerox Holdings Corp. 3,458 63
XPO, Inc.(Æ) 7,881 690
Xylem, Inc. 4,181 478
47,770
Technology - 35.7%
Accenture PLC Class A 18,176 6,378
Adobe, Inc.(Æ) 2,112 1,260
Advanced Micro Devices, Inc.(Æ) 23,247 3,427
Airbnb, Inc. Class A(Æ)(Û) 11,484 1,563
Alphabet, Inc. Class A(Æ) 123,322 17,227
Alphabet, Inc. Class C(Æ)(Û) 26,194 3,692
Analog Devices, Inc. 3,693 733
Appfolio , Inc. Class A(Æ)(Ð)(Û) 1,263 219
Apple, Inc.(Û) 153,995 29,649
Applied Materials, Inc. 2,860 464
ASML Holding NV Class G 642 486
Atlassian Corp. Class A(Æ)(Ð)(Û) 6,645 1,581
Avnet, Inc. 10,627 536
Bill.com Holdings, Inc.(Æ)(Ð)(Û) 2,658 217
Booking Holdings, Inc.(Æ)(Û) 579 2,054
Box, Inc. Class A(Æ) 17,453 447
Broadcom, Inc. 1,369 1,528
CACI International, Inc. Class A(Æ) 1,345 436
Cadence Design Systems, Inc.(Æ) 3,120 850
CDW Corp. 2,554 581
Cirrus Logic, Inc.(Æ) 5,275 439
Cisco Systems, Inc. 30,770 1,555
Cognex Corp. 7,661 320
Cognizant Technology Solutions Corp.
Class A 12,672 957
CommVault Systems, Inc.(Æ) 6,079 485
Concentrix Corp. 5,379 528
Conduent , Inc. Class A(Æ)(Ð)(Û) 10,987 257
Corteva , Inc.(Ð)(Û) 7,557 362
Crowdstrike Holdings, Inc. Class A(Æ)(Ð)
(Û) 5,335 1,362
Dell Technologies, Inc. Class C 17,125 1,310
DigitalOcean Holdings, Inc.(Æ)(Ð)(Û) 7,744 284
DocuSign, Inc.(Æ) 10,230 608
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Dropbox, Inc. Class A(Æ)(Ð)(Û) 30,144 889
DXC Technology Co.(Æ) 13,252 303
EPAM Systems, Inc.(Æ) 1,486 442
Etsy, Inc.(Æ)(Ð)(Û) 2,678 217
Extreme Networks, Inc.(Æ) 1,950 34
F5, Inc.(Æ) 3,843 688
Fidelity National Information Services, Inc.
(Û) 19,000 1,141
Five9, Inc.(Æ)(Ð)(Û) 5,420 427
Fortinet, Inc.(Æ) 21,758 1,273
GoDaddy , Inc. Class A(Æ) 11,844 1,257
Guidewire Software, Inc.(Æ) 8,874 968
Hewlett Packard Enterprise Co. 52,709 895
HP, Inc.(Û) 60,354 1,816
Integral Ad Science Holding LLC(Æ) 10,750 155
Intel Corp. 71,248 3,580
International Business Machines Corp. 4,976 814
Intuit, Inc. 6,167 3,855
Juniper Networks, Inc.(Ð)(Û) 25,991 766
KBR, Inc. 6,530 362
Koninklijke Philips NV(Æ)(Ñ) 38,533 899
Kyndryl Holdings, Inc.(Æ) 19,357 402
Lam Research Corp. 3,395 2,659
Lattice Semiconductor Corp.(Æ) 6,576 454
Lyft, Inc. Class A(Æ) 44,904 673
Meta Platforms, Inc. Class A(Æ)(Û) 23,964 8,482
Micron Technology, Inc. 27,478 2,345
Microsoft Corp. 107,402 40,387
NetApp, Inc. 10,687 942
Nutanix , Inc. Class A(Æ) 8,607 410
NVIDIA Corp.(Û) 26,547 13,147
NXP Semiconductors NV 11,466 2,634
Oracle Corp. 22,071 2,327
Palo Alto Networks, Inc.(Æ) 8,465 2,496
Paycom Software, Inc.(Ð)(Û) 500 103
Playtika Holding Corp.(Æ) 12,800 112
Procore Technologies, Inc.(Æ) 6,609 457
Pure Storage, Inc. Class A(Æ) 5,379 192
Qorvo , Inc.(Æ) 6,360 716
Qualys , Inc.(Æ) 1,833 360
Roper Technologies, Inc. 1,387 756
Salesforce, Inc.(Æ) 13,761 3,621
Seagate Technology Holdings PLC 5,617 480
SentinelOne , Inc. Class A(Æ) 9,440 259
ServiceNow , Inc.(Æ) 3,625 2,561
Silicon Laboratories, Inc.(Æ)(Ð)(Û) 2,598 344
Skyworks Solutions, Inc. 4,950 556
Smartsheet , Inc. Class A(Æ) 7,990 382
Snap, Inc. Class A(Æ)(Ð)(Û) 9,535 161
Sonos , Inc.(Æ) 12,130 208
Spotify Technology SA(Æ)(Û) 5,786 1,087
Squarespace, Inc. Class A(Æ) 4,220 139
Synopsys, Inc.(Æ) 1,538 792
Tenable Holdings, Inc.(Æ) 5,798 267
Teradyne, Inc. 13,817 1,499
Texas Instruments, Inc. 12,151 2,071
Twilio , Inc. Class A(Æ) 1,744 132

Russell Investment Funds
U.S. Strategic Equity Fund
Schedule of Investments, continued — December 31, 2023
See accompanying notes which are an integral part of the financial statements.
12 U.S. Strategic Equity Fund
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Uber Technologies, Inc.(Æ)(Û) 54,055 3,328
VeriSign, Inc.(Æ) 5,272 1,086
Workday, Inc. Class A(Æ) 3,491 964
202,567
Utilities - 4.0%
APA Corp.(Û) 2,583 93
AT&T, Inc. 123,327 2,069
ConocoPhillips 25,261 2,932
DTE Energy Co.(Ð)(Û) 7,312 806
Edison International 14,974 1,070
Exelon Corp.(Û) 46,927 1,685
FirstEnergy Corp. 27,250 999
Gulfport Energy Corp.(Æ) 1,956 261
Iridium Communications, Inc.(Û) 9,980 411
NextEra Energy, Inc. 44,946 2,730
NRG Energy, Inc. 43,323 2,240
PG&E Corp. 90,595 1,633
Pinnacle West Capital Corp.(Ð)(Û) 6,563 471
T-Mobile US, Inc. 16,700 2,678
UGI Corp. 18,221 448
Verizon Communications, Inc. 24,661 930
Vistra Corp. 30,398 1,171
22,627
Total Common Stocks
(cost $420,038) 582,260
Short-Term Investments - 2.4%
U.S. Cash Management Fund(@) 13,693,958 (∞) 13,690
Total Short-Term Investments
(cost $13,689) 13,690
Other Securities - 0.2%
U.S. Cash Collateral Fund(@)(×) 904,800 (∞)
905
Total Other Securities
(cost $905) 905
Total Investments - 105.3%
(identified cost $434,632) 596,855
Securities Sold Short - (5.3)%
Consumer Discretionary - (0.6)%
Acushnet Holdings Corp. (5,246) (331)
Atlanta Braves Holdings, Inc. Class C(Æ) (1,160) (46)
Churchill Downs, Inc. (4,030) (544)
FirstCash Holdings, Inc. (100) (11)
Freshpet , Inc.(Æ) (5,851) (508)
Kontoor Brands, Inc. (3,120) (195)
LGI Homes, Inc.(Æ) (1,704) (227)
Lithia Motors, Inc. Class A (1,365) (449)
Stride, Inc.(Æ) (2,399) (142)
Topgolf Callaway Brands Corp.(Æ) (16,860) (242)
Warner Bros Discovery, Inc.(Æ) (46,162) (525)
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
(3,220)
Consumer Staples - (0.1)%
J&J Snack Foods Corp. (2,031) (340)
MGP Ingredients, Inc. (2,581) (254)
(594)
Energy - (0.1)%
Shoals Technologies Group, Inc. Class A(Æ) (8,464) (132)
Sitio Royalties Corp. Class A (7,818) (184)
Sunrun , Inc.(Æ) (19,051) (374)
Uranium Energy Corp.(Æ) (22,246) (142)
(832)
Financial Services - (1.2)%
Affirm Holdings, Inc.(Æ) (1,693) (83)
Arbor Realty Trust, Inc.(ö) (20,327) (309)
BGC Group, Inc. Class A (31,225) (225)
Blackstone, Inc. Class A (4,714) (617)
Columbia Banking System, Inc. (18,556) (495)
Erie Indemnity Co. Class A (804) (269)
First Financial Bankshares , Inc. (3,340) (101)
Glacier Bancorp, Inc. (14,459) (597)
Hannon Armstrong Sustainable
Infrastructure Capital, Inc.(ö) (15,041) (415)
Healthcare Realty Trust, Inc.(ö) (32,445) (559)
Iron Mountain, Inc.(ö) (7,766) (544)
New York Community Bancorp, Inc. (50,047) (512)
Old National Bancorp (30,934) (523)
Park National Corp. (605) (80)
Ready Capital Corp.(ö) (21,165) (217)
ServisFirst Bancshares, Inc. (2,680) (179)
SoFi Technologies, Inc.(Æ) (3,714) (37)
VICI Properties, Inc.(ö) (15,823) (504)
Webster Financial Corp. (5,676) (288)
(6,554)
Health Care - (0.8)%
10X Genomics, Inc. Class A(Æ) (5,249) (294)
Apollo Medical Holdings, Inc.(Æ) (3,460) (132)
Axsome Therapeutics, Inc.(Æ) (555) (44)
Azenta , Inc.(Æ) (2,550) (166)
Bio- Techne Corp. (1,723) (133)
CONMED Corp. (724) (79)
Crinetics Pharmaceuticals, Inc.(Æ) (5,950) (212)
Ensign Group, Inc. (The) (3,260) (366)
Exact Sciences Corp.(Æ) (6,948) (514)
Halozyme Therapeutics, Inc.(Æ) (1,164) (43)
LifeStance Health Group, Inc.(Æ) (13,400) (105)
Neogen Corp.(Æ) (22,577) (454)
NeoGenomics , Inc.(Æ) (9,629) (156)
RadNet , Inc.(Æ) (7,305) (254)
Repligen Corp.(Æ) (3,337) (600)

Russell Investment Funds
U.S. Strategic Equity Fund
Schedule of Investments, continued — December 31, 2023
See accompanying notes which are an integral part of the financial statements.
U.S. Strategic Equity Fund 13
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Rocket Pharmaceuticals, Inc.(Æ) (7,446) (223)
Sotera Health Co.(Æ) (9,562) (161)
Surgery Partners, Inc.(Æ) (3,674) (118)
TransMedics Group, Inc.(Æ) (625) (49)
Vaxcyte , Inc.(Æ) (4,250) (267)
(4,370)
Materials and Processing - (0.3)%
AAON, Inc. (7,336) (542)
Livent Corp.(Æ) (4,688) (84)
Pool Corp. (1,298) (517)
Quaker Chemical Corp. (1,920) (410)
SPX Technologies, Inc.(Æ) (870) (88)
(1,641)
Producer Durables - (0.8)%
AeroVironment , Inc.(Æ) (1,432) (181)
Badger Meter, Inc. (2,898) (447)
Brink's Co. (The) (2,073) (182)
Casella Waste Systems, Inc. Class A(Æ) (5,341) (456)
Dorman Products, Inc.(Æ) (2,081) (174)
Fox Factory Holding Corp.(Æ) (1,770) (119)
GATX Corp. (3,938) (473)
Kratos Defense & Security Solutions, Inc.
(Æ) (9,448) (192)
LCI Industries (2,186) (275)
OSI Systems, Inc.(Æ) (1,462) (189)
S&P Global, Inc. (1,170) (515)
Teledyne Technologies, Inc.(Æ) (279) (125)
Union Pacific Corp. (2,112) (519)
Zurn Elkay Water Solutions Corp. (19,368) (570)
(4,417)
Technology - (1.1)%
Advanced Micro Devices, Inc.(Æ) (4,535) (669)
Analog Devices, Inc. (2,654) (527)
Bentley Systems, Inc. Class B (9,118) (476)
Entegris , Inc. (4,818) (577)
ePlus , Inc.(Æ) (2,520) (201)
Fiserv, Inc.(Æ) (3,805) (505)
Frontier Communications Parent, Inc.(Æ) (29,235) (741)
Gen Digital, Inc. (24,975) (570)
Marvell Technology, Inc. (6,362) (384)
MKS Instruments, Inc. (1,190) (122)
Motorola Solutions, Inc. (1,154) (361)
Onto Innovation, Inc.(Æ) (1,934) (296)
PTC, Inc.(Æ) (784) (137)
Take-Two Interactive Software, Inc.(Æ) (3,231) (520)
ViaSat , Inc.(Æ) (2,542) (71)
Vishay Intertechnology , Inc. (14,420) (346)
(6,503)
Utilities - (0.3)%
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Chord Energy Corp. (1,410) (234)
Civitas Resources, Inc. (4,529) (310)
Cogent Communications Holdings, Inc. (6,195) (471)
Equitrans Midstream Corp. (14,698) (150)
Otter Tail Corp. (5,556) (472)
(1,637)
Total Securities Sold Short
(proceeds $25,915) (29,768)
Other Assets and Liabilities,
Net – (0.0)%
(138)
Net Assets - 100.0%
566,949

Russell Investment Funds
U.S. Strategic Equity Fund
Schedule of Investments, continued — December 31, 2023
See accompanying notes which are an integral part of the financial statements.
14 U.S. Strategic Equity Fund
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Long Positions
S&P 500 E-Mini Index Futures 58 USD 13,978 03/24 438
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å) 438
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total % of Net Assets
Common Stocks
Consumer Discretionary $ 83,054 $ — $ —
$ —
$ 83,054 14 .7
Consumer Staples 25,004 — —
—
25,004 4 .4
Energy 23,143 — —
—
23,143 4 .1
Financial Services 85,142 — —
—
85,142 15 .0
Health Care 72,568 — —
—
72,568 12 .8
Materials and Processing 20,385 — —
—
20,385 3 .6
Producer Durables 47,770 — —
—
47,770 8 .4
Technology 202,567 — —
—
202,567 35 .7
Utilities 22,627 — —
—
22,627 4 .0
Short-Term Investments — — — 13,690 13,690 2 .4
Other Securities — — — 905 905 0 .2
Total Investments 582,260 — — 14,595 596,855 105 .3
Securities Sold Short
*
(29,768) — — — (29,768) (5 .3)
Other Assets and Liabilities, Net
(—)
**
100 .0
Other Financial Instruments
Assets
Futures Contracts 438 — — — 438 0 .1
Total Other Financial Instruments
***
$ 438 $ — $ — $ — $ 438
*
Refer to Schedule of Investments for detailed sector breakout.
**
Less than .05% of net assets.
***
Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a)
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of Investments.
For a description of the Levels, see note 2 in the Notes to Financial Statements.
For a disclosure on transfers into and out of Level 3 during the period ended December 31, 2023, if any, see note 2 in the Notes to Financial Statements.

Russell Investment Funds
U.S. Strategic Equity Fund
Schedule of Investments, continued — December 31, 2023
See accompanying notes which are an integral part of the financial statements.
U.S. Strategic Equity Fund 15
Investments in which significant unobservable inputs (Level 3) were used in determining a fair value as of December 31, 2023, if any, were less than 1% of net assets.

See accompanying notes which are an integral part of the financial statements.
16 U.S. Strategic Equity Fund
Russell Investment Funds
U.S. Strategic Equity Fund
Fair Value of Derivative Instruments — December 31, 2023
Amounts in thousands
Derivatives not accounted for as hedging instruments
Equity
Contracts
Location: Statement of Assets and Liabilities - Assets
Variation margin on futures contracts* $ 438
Derivatives not accounted for as hedging instruments
Equity
Contracts
Location: Statement of Operations - Net realized gain (loss)
Futures contracts $ 1,595
Location: Statement of Operations - Net change in unrealized appreciation (depreciation)
Futures contracts $ 1,060
* Includes cumulative appreciation (depreciation) of futures contracts as reported in the Schedule of Investments. Only variation margin is reported within the
Statement of Assets and Liabilities.
For further disclosure on derivatives see note 2 in the Notes to Financial Statements.

Russell Investment Funds
U.S. Strategic Equity Fund
Balance Sheet Offsetting of Financial and Derivative Instruments —
December 31, 2023
See accompanying notes which are an integral part of the financial statements.
U.S. Strategic Equity Fund 17
Amounts in thousands
Offsetting of Financial Assets and Derivative Assets
Description Location: Statement of Assets and Liabilities - Assets
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statement
of Assets
and
Liabilities
Net Amounts
of Assets
Presented in
the Statement
of Assets and
Liabilities
Securities on Loan* Investments, at fair value $ 880 $ — $ 880
Total Financial and Derivative Assets
880 — 880
Financial and Derivative Assets not subject to a netting agreement
— — —
Total Financial and Derivative Assets subject to a netting agreement
$ 880 $ — $ 880
Financial Assets, Derivative Assets, and Collateral Held by Counterparty
Gross Amounts Not Offset
in the Statement of Assets
and Liabilities
Counterparty
Net Amounts
of Assets
Presented in
the Statement
of Assets and
Liabilities
Financial
and
Derivative
Instruments
Collateral
Received^ Net Amount
Barclays
$ 880 $ — $ 880 $ —
Total
$ 880 $ — $ 880 $ —

Russell Investment Funds
U.S. Strategic Equity Fund
Balance Sheet Offsetting of Financial and Derivative Instruments, continued
— December 31, 2023
See accompanying notes which are an integral part of the financial statements.
18 U.S. Strategic Equity Fund
Amounts in thousands
Offsetting of Financial Liabilities and Derivative Liabilities
Description Location: Statement of Assets and Liabilities - Liabilities
Gross
Amounts of
Recognized
Liabilities
Gross
Amounts
Offset in the
Statement
of Assets
and
Liabilities
Net Amounts
of Liabilities
Presented in
the Statement
of Assets and
Liabilities
Short Sales Securities sold short, at fair value $ 29,768 $ — $ 29,768
Total Financial and Derivative Liabilities
29,768 — 29,768
Financial and Derivative Liabilities not subject to a netting agreement
— — —
Total Financial and Derivative Liabilities subject to a netting agreement
$ 29,768 $ — $ 29,768
Financial Liabilities, Derivative Liabilities, and Collateral Pledged by Counterparty
Gross Amounts Not Offset
in the Statement of Assets
and Liabilities
Counterparty
Net Amounts
of Liabilities
Presented in
the Statement
of Assets and
Liabilities
Financial
and
Derivative
Instruments
Collateral
Pledged^ Net Amount
State Street $ 29,768 $ — $ 29,768 $ —
Total
$ 29,768 $ — $ 29,768 $ —
*      Fair value of securities on loan as reported in the footnotes to the Statement of Assets and Liabilities.
^      Collateral received or pledged amounts may not reconcile to those disclosed in the Statement of Assets and Liabilities due to the inclusion of off-Balance
Sheet collateral and adjustments made to exclude overcollateralization.
For further disclosure on derivatives and counterparty risk see note 2 in the Notes to Financial Statements.

Russell Investment Funds
U.S. Strategic Equity Fund
See accompanying notes which are an integral part of the financial statements.
U.S. Strategic Equity Fund 19
Statement of Assets and Liabilities — December 31, 2023
Amounts in thousands
Assets
Investments, at identified cost ......................................................................................................................................................
$ 434,632
Investments, at fair value(*)(>) ....................................................................................................................................................
596,855
Receivables:
Dividends and interest ...................................................................................................................................................... 459
Dividends from affiliated funds ....................................................................................................................................... 72
Investments sold ............................................................................................................................................................... 424
Fund shares sold ............................................................................................................................................................... 2
From broker(a) ................................................................................................................................................................. 211
Variation margin on futures contracts .............................................................................................................................. 438
Total assets ...............................................................................................................................................................
598,461
Liabilities
Payables:
Due to custodian .............................................................................................................................................................. 12
Investments purchased ..................................................................................................................................................... 264
Fund shares redeemed ...................................................................................................................................................... 23
Accrued fees to affiliates .................................................................................................................................................. 366
Other accrued expenses .................................................................................................................................................... 174
Securities sold short, at fair value(‡) ........................................................................................................................................... 29,768
Payable upon return of securities loaned ..................................................................................................................................... 905
Total liabilities ...........................................................................................................................................................
31,512
Net Assets ...............................................................................................................................................................
$ 566,949

Russell Investment Funds
U.S. Strategic Equity Fund
See accompanying notes which are an integral part of the financial statements.
20 U.S. Strategic Equity Fund
Statement of Assets and Liabilities, continued — December 31, 2023
Amounts in thousands
Net Assets Consist of:
Total distributable earnings (losses) .............................................................................................................................................
$ 160,367
Shares of beneficial interest .........................................................................................................................................................
296
Additional paid-in capital ............................................................................................................................................................
406,286
Net Assets ...............................................................................................................................................................
$ 566,949
Net Asset Value
,
offering and redemption price per share:
Net asset value per share: (#) ...................................................................................................................................................... $ 19.16
Net assets ............................................................................................................................................................................. $ 566,949,119
Shares outstanding ($.01 par value) ..................................................................................................................................... 29,587,868
Amounts in thousands
(*)     Securities on loan included in investments $ 880
(‡)     Proceeds on securities sold short $ 25,915
(>)     Investments in affiliates, U.S. Cash Management Fund and U.S. Cash Collateral Fund $ 14,595
(a)   Receivable from Broker for Futures $ 211
(#) Net asset value per share equals net assets divided by shares of beneficial interest outstanding.

Russell Investment Funds
U.S. Strategic Equity Fund
See accompanying notes which are an integral part of the financial statements.
U.S. Strategic Equity Fund 21
Statement of Operations — For the Period Ended December 31, 2023
Amounts in thousands
Investment Income
Dividends ......................................................................................................................................................................... $ 8,365
Dividends from affiliated funds ....................................................................................................................................... 774
Interest .............................................................................................................................................................................. 41
Securities lending income (net) ....................................................................................................................................... 2
Total investment income ..............................................................................................................................................................
9,182
Expenses
Advisory fees ................................................................................................................................................................... 3,726
Administrative fees .......................................................................................................................................................... 255
Custodian fees .................................................................................................................................................................. 98
Transfer agent fees .......................................................................................................................................................... 22
Professional fees .............................................................................................................................................................. 98
Trustees’ fees .................................................................................................................................................................... 29
Printing fees ..................................................................................................................................................................... 25
Dividends from securities sold short ................................................................................................................................ 523
Interest expense paid on securities sold short .................................................................................................................. 172
Miscellaneous .................................................................................................................................................................. 19
Expenses before reductions .............................................................................................................................................. 4,967
Expense reductions .......................................................................................................................................................... (62)
Net expenses ................................................................................................................................................................................
4,905
Net investment income (loss) .......................................................................................................................................................
4,277
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments ...................................................................................................................................................................... 10,366
Futures contracts .............................................................................................................................................................. 1,595
Securities sold short ......................................................................................................................................................... 712
Net realized gain (loss) ................................................................................................................................................................
12,673
Net change in unrealized appreciation (depreciation) on:
Investments   .................................................................................................................................................................... 106,517
Investments in affiliated funds ......................................................................................................................................... (2)
Futures contracts .............................................................................................................................................................. 1,060
Securities sold short ......................................................................................................................................................... (5,129)
Net change in unrealized appreciation (depreciation) ................................................................................................................. 102,446
Net realized and unrealized gain (loss) ........................................................................................................................................ 115,119
Net Increase (Decrease) in Net Assets from Operations ....................................................................................
$ 119,396

Russell Investment Funds
U.S. Strategic Equity Fund
See accompanying notes which are an integral part of the financial statements.
22 U.S. Strategic Equity Fund
Statements of Changes in Net Assets
Amounts in thousands
For the Periods Ended December 31,
2023 2022
Increase (Decrease) in Net Assets
Operations
Net investment income (loss) .............................................................................................................. $ 4,277 $ 3,365
Net realized gain (loss) ....................................................................................................................... 12,673 26,749
Net change in unrealized appreciation (depreciation) ........................................................................ 102,446 (158,280)
Net increase (decrease) in net assets from operations .............................................................................. 119,396 (128,166)
Distributions
To shareholders ................................................................................................................................... (15,353) (41,639)
Net decrease in net assets from distributions ............................................................................................ (15,353) (41,639)
Share Transactions*
Net increase (decrease) in net assets from share transactions ................................................................... (9,264) 17,808
Total Net Increase (Decrease) in Net Assets ........................................................................
94,779 (151,997)
Net Assets
Beginning of period .................................................................................................................................. 472,170 624,167
End of period .............................................................................................................................................
$ 566,949 $ 472,170
* Share transaction amounts (in thousands) for the periods ended December 31, 2023 and December 31, 2022 were as follows:
2023 2022
Shares Dollars Shares Dollars
Proceeds from shares sold 1,891 $ 33,548 467 $ 8,214
Proceeds from reinvestment of distributions 868 15,353 2,467 41,639
Payments for shares redeemed (3,391) (58,165) (1,806) (32,045)
Total increase (decrease)
(632) $ (9,264) 1,128 $ 17,808

Russell Investment Funds
U.S. Strategic Equity Fund
Financial Highlights — For the Periods Ended
See accompanying notes which are an integral part of the financial statements.
24 U.S. Strategic Equity Fund
For a Share Outstanding Throughout Each Period.
$
Net Asset Value,
Beginning of
Period
$
Net Investment
Income (Loss)
(ƥ)(Ƃ)
$
Net Realized
and Unrealized
Gain (Loss)
$
Total from
Investment
Operations
$
Distributions
from Net
Investment Income
$
Distributions
from Net
Realized Gain
December 31, 2023 15.62 .14 3.92 4.06 (.14) (.38)
December 31, 2022 21.46 .11 (4.51) (4.40) (.10) (1.34)
December 31, 2021 19.58 .07 3.87 3.94 (.12) (1.94)
December 31, 2020 16.03 .09 3.67 3.76 (.07) (.14)
December 31, 2019 13.12 .16 3.77 3.93 (.16) (.86)

See accompanying notes which are an integral part of the financial statements.
U.S. Strategic Equity Fund 25
$
Total
Distributions
$
Net Asset Value,
End of
Period
%
Total
Return
(±)
$
Net Assets,
End of Period
(000)
%
Ratio of Expenses
to Average
Net Assets,
Gross
%
Ratio of Expenses
to Average
Net Assets,
Net
(Ƃ)(∆)
%
Ratio of Net
Investment Income
to Average
Net Assets
(Ƃ)
%
Portfolio
Turnover Rate
(.52) 19.16 26.29 566,949 .97 .96 .84 60
(1.44) 15.62 (20.86) 472,170 .88 .88 .65 100
(2.06) 21.46 20.40 624,167 .84 .84 .32 33
(.21) 19.58 23.84 561,105 .84 .84 .58 44
(1.02) 16.03 30.26 513,362 .85 .85 1.07 100

Russell Investment Funds
U.S. Strategic Equity Fund
See accompanying notes which are an integral part of the financial statements.
26 U.S. Strategic Equity Fund
Related Party Transactions, Fees and Expenses
Accrued fees payable to affiliates as of December 31, 2023 were as follows:
Transactions (amounts in thousands) during the period ended December 31, 2023 with underlying funds which are, or were, an affiliated company are as follows:
Federal Income Taxes
At December 31, 2023, the cost of investments, net unrealized appreciation (depreciation), and components of distributable earnings for income tax purposes were as follows:
For the fiscal years ended December 31, 2023 and December 31, 2022, respectively, the Fund made the following tax basis distributions:
Net investment income and net realized gains (losses) in the financial statements may differ from taxable net investment income and net realized gains (losses). Capital accounts within the financial statements are adjusted for permanent differences between book and tax accounting. These differences may be due to foreign currency gains and losses, reclassifications of dividends and/or differences in treatment of income from swaps. These adjustments have no impact on the net assets. At December 31, 2023, there were no adjustments to the Statement of Assets and Liabilities.
Advisory fees $ 335,742
Administrative fees 23,644
Transfer agent fees 2,080
Trustee fees 4,692
$ 366,158
Fair Value,
Beginning of
Period Purchases Sales
Realized Gain
(Loss)
Change in
Unrealized
Gain (Loss)
Fair Value, End
of Period
Income
Distributions
Capital Gains
Distributions
U.S. Cash Management Fund $ 17,773 $ 141,312 $ 145,393 $ — $ (2) $ 13,690 $ 774 $ —
U.S. Cash Collateral Fund 462 9,596 9,153 — — 905 28 —
$ 18,235 $ 150,908 $ 154,546 $ — $ (2) $ 14,595 $ 802 $ —
Cost of
Investments
Unrealized
Appreciation
Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
Undistributed
Ordinary Income
Undistributed
Long-Term
Capital Gains
(Capital Loss
Carryforward)
$ 415,007,264 $ 163,563,667 $ (11,483,516) $ 152,080,151 $ 1,461,330 $ 6,823,678
December 31, 2023 December 31, 2022
Ordinary Income
Distributions
Long-Term
Capital Gain
Distributions
Return of
Capital
Ordinary Income
Distributions
Long-Term
Capital Gain
Distributions
Return of
Capital
$ 7,193,538 $ 8,158,964 $ — $ 4,043,293 $ 37,595,928 $ —

Russell Investment Funds
U.S. Small Cap Equity Fund
Portfolio Management Discussion and Analysis — December 31, 2023
(Unaudited)
U.S. Small Cap Equity Fund 27
U.S. Small Cap Equity Fund
Total
Return
1 Year 13 .61%
5 Years 10 .75%§
10 Years 6 .60%§
Russell 2000
®
Index
**
Total
Return
1 Year 16 .93%
5 Years 9 .97%§
10 Years 7 .16%§

Russell Investment Funds
U.S. Small Cap Equity Fund
Portfolio Management Discussion and Analysis, continued — December 31,
2023 (Unaudited)
28 U.S. Small Cap Equity Fund
The U.S. Small Cap Equity Fund (the “Fund”) employs a
multi-manager approach whereby portions of the Fund are
allocated to different money manager strategies. Fund assets not allocated to money managers are managed by Russell
Investment Management, LLC (“RIM”), the Fund’s advisor.
RIM may change the allocation of the Fund’s assets among
money managers at any time, including not allocating Fund
assets to one or more money manager strategies. An exemptive order from the Securities and Exchange Commission permits
RIM to engage or terminate a money manager at any time,
subject to approval by the Fund’s Board, without a shareholder vote. Pursuant to the terms of the exemptive order, the Fund is required to notify its shareholders within 90 days of when a money manager begins providing services. As of December 31,
2023, the Fund had nine money managers.
What is the Fund’s investment objective?
The Fund seeks to provide long-term capital growth.
How did the Fund perform relative to its benchmark
for the fiscal year ended December 31, 2023?
For the fiscal year ended December 31, 2023 (the “fiscal
year”), the Fund gained 13.61%. This is compared to the
Fund’s benchmark, the Russell 2000
®
Index, which gained
16.93% during the fiscal year. The Fund’s performance includes operating expenses, whereas index returns are unmanaged and
do not include expenses of any kind.
For the fiscal year, the Morningstar
®
Insurance Small Blend
Category, a group of funds that Morningstar, Inc. considers
having investment strategies similar to those of the Fund,
gained 15.57%. This return serves as a peer comparison and is expressed net of operating expenses.
RIM may assign a money manager a specific style or
capitalization benchmark other than the Fund’s index (a “RIM-
assigned benchmark”).
How did market conditions affect the Fund’s
performance?
The U.S. economy experienced further moderation throughout
2023. The Federal Reserve's persistent efforts to tighten
monetary policy, coupled with the waning impact of fiscal
stimulus, contributed to this deceleration. U.S. small cap stocks generated a positive return for the fiscal year, driven largely by a strong rally in the final two months of 2023. Over the full fiscal year, the smallest market capitalization stocks underperformed, and higher quality stocks outperformed. Consumer discretionary and industrials were the best performing sectors while the
utilities and health care sectors lagged.
How did the investment strategies and techniques
employed by the Fund and its money managers affect
its benchmark relative performance?
Over the fiscal year, the Fund maintained exposure to U.S.
small and micro capitalization stocks trading at discounted
valuations as well as companies with higher growth and higher quality. Within the U.S. small cap market, the preference
for higher quality stocks positively impacted benchmark
relative performance, while exposure to the smallest market
capitalization stocks was not additive.
Sector allocation decisions, including an underweight to the utilities sector and an overweight to the information technology sector, were positive contributors during the fiscal year.
Stock selection by the Fund’s money managers was not additive to performance during the fiscal year, due to selection within the information technology and financials sectors.
The Fund employs discretionary and non-discretionary money
managers. The Fund’s discretionary money managers select
the individual portfolio securities for the assets assigned to them. The Fund’s non-discretionary money managers provide
a model portfolio to RIM representing their investment
recommendations, based upon which RIM purchases and sells
securities for the Fund. RIM manages assets not allocated to money manager strategies and the Fund’s cash balances.
With respect to certain of the Fund’s money managers, Boston
Partners Global Investors, Inc. was the strongest performing money manager relative to its RIM-assigned benchmark over
the fiscal year. The money manager’s stock selection within the health care and industrials sectors was meaningfully rewarded.
Additionally, an underweight to the health care sector and
overweight to the information technology sector were also
beneficial.
Calamos Advisors LLC underperformed its RIM-assigned
benchmark over the fiscal year. The money manager’s stock
selection within the health care and information technology
sectors was not beneficial. Additionally, exposure to the energy sector and an overweight to the health care sector were not
additive.
During the fiscal year, RIM utilized a positioning strategy to seek to control Fund-level exposures and risks through the purchase of a stock portfolio. Using the output from quantitative and/
or rules-based processes and qualitative analysis, the strategy seeks to position the portfolio to meet RIM’s overall preferred positioning with respect to Fund exposures along factor and
industry dimensions. The Fund’s active positioning strategy
provided exposure to RIM’s strategic equity beliefs associated with value and quality factors.

Russell Investment Funds
U.S. Small Cap Equity Fund
Portfolio Management Discussion and Analysis, continued — December 31,
2023 (Unaudited)
U.S. Small Cap Equity Fund 29
During the fiscal year, the positioning strategy outperformed the Fund’s benchmark. Tilts away from the smallest market
capitalization stocks and towards high quality companies were additive. From a sector perspective, being underweight to the health care sector and overweight to the consumer discretionary sector added value to Fund performance.
During the fiscal year, RIM equitized the Fund’s cash using
index futures contracts to provide the Fund with greater market exposure and this strategy performed as intended.
Describe any changes to the Fund’s structure or the
money manager line-up.
There were no changes to the Fund’s structure or money
manager line-up during the fiscal year.
The views expressed in this report reflect those of
the portfolio managers only through the end of the
fiscal year covered by the report. These views do not
necessarily represent the views of RIM, or any other
person in RIM or any other affiliated organization.
These views are subject to change at any time based
upon market conditions or other events, and RIM
disclaims any responsibility to update the views
contained herein. These views should not be relied
on as investment advice and, because investment
decisions for a Russell Investment Funds (“RIF”)
Fund are based on numerous factors, should not be
relied on as an indication of investment decisions of
any RIF Fund.
Money Managers as of December 31,
2023 Styles
Ancora Advisors, LLC Market Oriented
BAMCO, Inc. Growth
Boston Partners Global Investors, Inc. Value
Calamos Advisors LLC Growth
Copeland Capital Management, LLC Market Oriented
DePrince , Race & Zollo , Inc. Value
Jacobs Levy Equity Management, Inc. Market Oriented
Penn Capital Management Company, LLC Market Oriented
Ranger Investment Management, L.P. Growth
* Assumes initial investment on January 1, 2014.
** Russell 2000
®
Index measures the performance of the small-cap segment of the U.S. equity universe. The Russell 2000
®
Index is a subset of the Russell
3000
®
Index representing approximately 10% of the total market capitalization of that index. It includes approximately 2000 of the smallest securities based on a combination of their market cap and current index membership. The Russell 2000
®
Index is constructed to provide a comprehensive and unbiased small-cap opportunity barometer and is completely reconstituted annually to ensure larger stocks do not distort the performance and characteristics of the true small-cap opportunity set.
§ Annualized.
The performance shown in this section does not reflect any Insurance Company Separate Account or Policy Charges. Performance is historical and assumes reinvestment of all dividends and capital gains.  Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than when purchased.  Past performance is not indicative of future results.  Additionally, the returns presented herein may differ from the performance reported in the Financial Highlights as the returns herein are calculated in a manner consistent with standardized performance in accordance with Securities and
Exchange Commission rules, while the performance in the Financial Highlights has been calculated in accordance with U.S. Generally Accepted Accounting
Principles (“U.S. GAAP”).

Russell Investment Funds
U.S. Small Cap Equity Fund
Shareholder Expense Example — December 31, 2023 (Unaudited)
30 U.S. Small Cap Equity Fund
Fund Expenses
The following disclosure provides important information
regarding the Fund’s Shareholder Expense Example
(“Example”).
Example
As a shareholder of the Fund, you incur two types of costs: (1)
transaction costs, and (2) ongoing costs, including advisory and administrative fees and other Fund expenses. The Example is
intended to help you understand your ongoing costs (in dollars)
of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this Fund is from July 1, 2023 to December 31, 2023 .
Actual Expenses
The information in the table under the heading “Actual
Performance” provides information about actual account
values and actual expenses. You may use the information in
this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first column in the row entitled “Expenses Paid During
Period” to estimate the expenses you paid on your account
during this period.
Hypothetical Example for Comparison Purposes
The information in the table under the heading “Hypothetical
Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses
based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the
Fund’s actual return. The hypothetical account values and
expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the
Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant
to highlight your ongoing costs only and do not reflect any
transactional costs. Therefore, the information under the heading
“Hypothetical Performance (5% return before expenses)” is
useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The fees and expenses shown in this
section do not reflect any Insurance Company Separate Account
Policy Charges.
Actual
Performance
Hypothetical
Performance
(5% return
before
expenses)
Beginning Account Value
July 1, 2023 $ 1,000.00 $ 1,000.00
Ending Account Value
December 31, 2023 $ 1,068.10 $ 1,019.51
Expenses Paid During Period* $ 5.89 $ 5.75
* Expenses are equal to the Fund's annualized expense ratio of 1.13%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184 / 365 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

Russell Investment Funds
U.S. Small Cap Equity Fund
Schedule of Investments — December 31, 2023
See accompanying notes which are an integral part of the financial statements.
U.S. Small Cap Equity Fund 31
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Common Stocks - 100.3%
Consumer Discretionary - 11.6%
1-800-Flowers.com, Inc. Class A(Æ) 5,060 55
2U, Inc.(Æ) 9,595 12
Abercrombie & Fitch Co. Class A(Æ) 1,187 105
Academy Sports & Outdoors, Inc. 2,374 157
Advance Auto Parts, Inc.(Ð)(Û) 5,338 326
AerSale Corp.(Æ) 52,187 663
America's Car-Mart, Inc.(Æ) 6,503 493
Asbury Automotive Group, Inc.(Æ) 598 135
Atkore , Inc.(Æ) 1,078 172
Axon Enterprise, Inc.(Æ) 1,234 319
Beacon Roofing Supply, Inc.(Æ) 3,135 273
Beazer Homes USA, Inc.(Æ) 4,838 163
Bloomin ' Brands, Inc. 5,697 160
BlueLinx Holdings, Inc.(Æ) 511 58
Boot Barn Holdings, Inc.(Æ) 11,070 850
BorgWarner, Inc.(Û) 2,040 73
Cadre Holdings, Inc. 9,560 314
Carriage Services, Inc. Class A 1,252 31
Carrols Restaurant Group, Inc. 17,905 141
Carter's, Inc. 4,120 309
Celestica, Inc.(Æ) 7,091 208
Century Communities, Inc. 2,009 183
Chegg , Inc.(Æ) 14,077 160
Chico's FAS, Inc.(Æ) 27,334 207
Clarus Corp. 62,291 430
Columbia Sportswear Co. 2,151 171
Comtech Telecommunications Corp. 550 5
Cooper-Standard Holdings, Inc.(Æ) 1,055 21
Coursera, Inc.(Æ)(Ð)(Û) 8,493 165
Cracker Barrel Old Country Store, Inc.(Ñ) 905 70
CTS Corp. 1,829 80
Dana Holding Corp. 10,619 155
Dillard's, Inc. Class A(Ñ)(Û) 903 365
Driven Brands Holdings, Inc.(Æ) 13,096 187
Duolingo , Inc.(Æ)(Û) 1,476 335
Enerpac Tool Group Corp. 2,716 84
Enovix Corp.(Æ) 1,679 21
Figs, Inc. Class A(Æ) 6,466 45
FirstCash Holdings, Inc. 1,838 199
Foot Locker, Inc. 3,681 115
Forestar Group, Inc.(Æ) 2,502 83
Funko , Inc. Class A(Æ)(Ð)(Û) 7,158 55
Gambling.com Group, Ltd.(Æ) 8,098 79
Genesco, Inc.(Æ) 1,280 45
Gentherm , Inc.(Æ) 3,021 158
G-III Apparel Group, Ltd.(Æ) 3,390 115
Gildan Activewear , Inc. Class A 9,795 324
GMS, Inc.(Æ) 4,447 367
Goodyear Tire & Rubber Co. (The)(Æ)(Ð)
(Û) 32,653 468
GoPro, Inc. Class A(Æ)(Ð)(Û) 37,999 132
Grand Canyon Education, Inc.(Æ)(Û) 4,289 566
Green Brick Partners, Inc.(Æ) 3,165 164
Group 1 Automotive, Inc. 523 159
Haverty Furniture Cos., Inc. 8,920 317
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
HealthStream , Inc. 1,274 34
Hilton Grand Vacations, Inc.(Æ) 2,469 99
Hims & Hers Health, Inc.(Æ) 17,187 153
International Game Technology PLC 7,960 218
iRobot Corp.(Æ) 2,463 95
Johnson Outdoors, Inc. Class A 7,305 390
KB Home(Û) 7,852 490
Kontoor Brands, Inc. 2,176 136
Kura Sushi USA, Inc. Class A(Æ) 7,113 541
Landsea Homes Corp.(Æ) 10,047 132
La-Z-Boy, Inc. 4,110 152
Lear Corp.(Û) 2,507 354
Leonardo DRS, Inc.(Æ) 7,296 146
Levi Strauss & Co. Class A(Ñ) 19,238 318
Light & Wonder, Inc. Class A(Æ) 955 78
M/I Homes, Inc.(Æ) 1,938 267
Macy's, Inc. 10,093 203
Malibu Boats, Inc. Class A(Æ) 1,143 63
MasterCraft Boat Holdings, Inc.(Æ) 1,743 39
MDC Holdings, Inc. 3,898 215
Meritage Homes Corp. 1,468 256
Monro Muffler Brake, Inc. 12,096 355
Motorcar Parts of America, Inc.(Æ) 14,435 135
Movado Group, Inc. 2,726 82
Newell Rubbermaid, Inc. 64,069 556
ODP Corp. (The)(Æ) 2,244 126
Ollie's Bargain Outlet Holdings, Inc.(Æ) 1,895 144
On Holding AG Class A(Æ) 4,227 114
OneSpaWorld Holdings, Ltd.(Æ) 70,632 996
Overstock.com, Inc.(Æ) 5,352 148
Papa John's International, Inc. 4,222 322
Paramount Global Class B(Û) 1,481 22
Perdoceo Education Corp. 5,550 97
PetMed Express, Inc. 1,000 8
Red Rock Resorts, Inc. Class A 2,382 127
Reservoir Media, Inc.(Æ) 22,797 163
REV Group, Inc. 19,626 357
Rocky Brands, Inc. 8,656 261
Rover Group, Inc.(Æ) 19,983 217
Scholastic Corp. 2,148 81
SeaWorld Entertainment, Inc.(Æ)(Ð)(Û) 3,147 166
Sensata Technologies Holding PLC 3,420 128
Shoe Carnival, Inc. 4,203 127
Signet Jewelers, Ltd. 1,735 186
Smith & Wesson Brands, Inc. 29,157 395
Sonic Automotive, Inc. Class A 3,105 175
Steven Madden, Ltd. 10,811 454
Stitch Fix, Inc. Class A(Æ) 17,758 63
Stride, Inc.(Æ)(Ð)(Û) 11,956 710
Taylor Morrison Home Corp. Class A(Æ) 4,518 241
Texas Roadhouse, Inc. Class A 4,899 599
Tilly's, Inc. Class A(Æ) 2,266 17
Toll Brothers, Inc.(Ð)(Û) 4,426 455
Transcat , Inc.(Æ) 817 89
Travel + Leisure Co. 4,362 171
Tri Pointe Homes, Inc.(Æ)(Û) 9,441 334
Turtle Beach Corp.(Æ) 207 2

Russell Investment Funds
U.S. Small Cap Equity Fund
Schedule of Investments, continued — December 31, 2023
See accompanying notes which are an integral part of the financial statements.
32 U.S. Small Cap Equity Fund
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Universal Electronics, Inc.(Æ) 657 6
Universal Technical Institute, Inc.(Æ) 3,290 41
Urban Outfitters, Inc.(Æ) 4,289 153
VF Corp. 13,704 258
Warner Music Group Corp. Class A(Û) 891 32
WideOpenWest , Inc.(Æ)(Ð)(Û) 1,600 6
Wingstop , Inc. 398 102
Winnebago Industries, Inc. 2,432 177
Wolverine World Wide, Inc. 9,268 82
Wynn Resorts, Ltd.(Ð)(Û) 292 27
Xponential Fitness, Inc. Class A(Æ) 4,917 63
YETI Holdings, Inc.(Æ) 906 47
Zumiez , Inc.(Æ) 3,220 66
25,109
Consumer Staples - 2.9%
Andersons, Inc. (The) 674 39
Calavo Growers, Inc.(Û) 22,471 661
Celsius Holdings, Inc.(Æ) 2,628 143
Coca-Cola Bottling Co. 168 156
Coty, Inc. Class A(Æ) 19,221 239
Dole PLC 3,241 40
elf Beauty, Inc.(Æ) 6,071 876
Energizer Holdings, Inc. - GDR 3,294 121
Grocery Outlet Holding Corp.(Æ) 16,850 454
Helen of Troy, Ltd.(Æ) 1,281 155
Inter Parfums , Inc. 581 84
J&J Snack Foods Corp. 3,052 510
John B Sanfilippo & Son, Inc. 752 78
Medifast , Inc. 954 64
Natural Grocers by Vitamin Cottage, Inc. 5,530 88
Nomad Foods, Ltd.(Æ) 19,160 325
Post Holdings, Inc.(Æ)(Û) 471 41
Primo Water Corp. 55,854 841
Quanex Building Products Corp. 8,073 247
Sovos Brands, Inc.(Æ) 28,571 629
SpartanNash Co. 2,360 54
Sprouts Farmers Market, Inc.(Æ) 4,770 229
Turning Point Brands, Inc.(Ð)(Û) 244 6
USANA Health Sciences, Inc.(Æ) 698 37
Vector Group, Ltd.(Ð)(Û) 7,150 81
Vita Coco Co., Inc. (The)(Æ) 2,873 74
Weis Markets, Inc. 1,092 70
6,342
Energy - 4.5%
Alpha Metallurgical Resources, Inc.(Û) 497 168
Arch Resources, Inc. 1,578 262
Aris Water Solutions, Inc. Class A 98,065 823
Atlas Energy Solutions, Inc. 9,301 160
Berry Petroleum Corp. 6,330 44
Broadwind Energy, Inc.(Æ) 31,246 87
Centrus Energy Corp. Class A(Æ)(Ð)(Û) 809 44
ChampionX Corp. 6,412 187
CONSOL Energy, Inc. 346 35
CVR Energy, Inc.(Ð)(Û) 6,068 184
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Delek US Holdings, Inc. 13,020 336
Dril -Quip, Inc.(Æ) 24,794 577
Fluence Energy, Inc.(Æ)(Ð)(Û) 3,446 82
Green Plains, Inc.(Æ) 3,401 86
Helmerich & Payne, Inc. 11,003 399
HF Sinclair Corp. 2,743 152
Kodiak Gas Services, Inc. 41,990 843
Matador Resources Co. 2,931 167
Matrix Service Co.(Æ) 13,910 136
Montauk Renewables, Inc.(Æ)(Ð)(Û) 926 8
Murphy Oil Corp. 3,289 140
Natural Gas Services Group, Inc.(Æ) 13,253 213
Newpark Resources, Inc.(Æ) 5,154 34
NOW, Inc.(Æ) 12,212 138
Oil States International, Inc.(Æ) 2,900 20
Par Pacific Holdings, Inc.(Æ) 6,248 227
Patterson-UTI Energy, Inc.(Û) 46,729 505
PBF Energy, Inc. Class A(Û) 7,209 317
Ramaco Resources, Inc. Class A(Ñ)(Û) 12,847 221
Range Resources Corp.(Ð)(Û) 1,908 58
Ranger Energy Services, Inc. 16,625 170
REX American Resources Corp.(Æ) 3,593 170
Select Water Solutions, Inc. Class A 11,390 86
Sitio Royalties Corp. Class A 16,915 398
SM Energy Co. 9,753 378
Solaris Oilfield Infrastructure, Inc. Class A 20,062 160
TechnipFMC PLC 20,486 413
TETRA Technologies, Inc.(Æ) 23,580 107
Valaris , Ltd.(Æ) 1,773 122
W&T Offshore, Inc. 85,412 278
Warrior Met Coal, Inc. 8,239 502
Weatherford International PLC(Æ) 1,199 117
World Kinect Corp.(Ð)(Û) 5,813 132
9,686
Financial Services - 20.9%
1st Source Corp. 2,654 146
AGNC Investment Corp.(Ñ)(ö) 21,783 214
Agree Realty Corp.(ö) 8,670 546
Air Lease Corp. Class A(Û) 12,074 506
Alliance Data Systems Corp. 1,507 50
Alpine Income Property Trust, Inc.(ö) 31,613 535
American Equity Investment Life Holding
Co.(Æ) 2,856 159
Ameris Bancorp 2,601 138
Apple Hospitality REIT, Inc.(ö) 3,760 62
Applied Digital Corp.(Æ)(Ñ) 15,934 107
Atlantic Union Bankshares Corp. 3,247 119
Axis Capital Holdings, Ltd. 6,324 350
Banco Latinoamericano de Comercio
Exterior SA Class E 354 9
Bank of NT Butterfield & Son, Ltd. (The) 3,734 119
BankUnited , Inc. 2,540 82
Banner Corp. 2,542 136
BGC Group, Inc. Class A 14,605 105
Blackstone Mortgage Trust, Inc. Class A(Ñ)
(ö) 3,632 77

Russell Investment Funds
U.S. Small Cap Equity Fund
Schedule of Investments, continued — December 31, 2023
See accompanying notes which are an integral part of the financial statements.
U.S. Small Cap Equity Fund 33
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Brighthouse Financial, Inc.(Æ) 4,581 242
Brixmor Property Group, Inc.(ö) 11,480 267
Broadstone Net Lease, Inc.(ö) 10,834 187
Business First Bancshares, Inc. 22,308 550
Byline Bancorp, Inc. 9,544 225
Cadence Bank 19,014 563
Camden Property Trust(ö)(Û) 307 30
Capital Bancorp, Inc. 8,703 211
Capital City Bank Group, Inc. 7,576 223
Capstar Financial Holdings, Inc. 8,375 157
Cathay General Bancorp 2,825 126
Chatham Lodging Trust(ö) 2,666 29
City Holding Co. 1,143 126
Clarivate PLC(Æ) 28,444 263
CNO Financial Group, Inc. 5,332 149
Coastal Financial Corp.(Æ) 25 1
Cohen & Steers, Inc. 4,905 371
Comerica, Inc. 7,708 430
Community Bank System, Inc. 2,166 113
Community Healthcare Trust, Inc.(ö) 18,900 503
Compass, Inc. Class A(Æ) 22,715 85
Corebridge Financial, Inc.(Û) 16,593 359
Corporate Office Properties Trust(ö) 9,237 237
CTO Realty Growth, Inc.(ö) 18,479 320
Cullen/Frost Bankers, Inc.(Û) 3,561 386
Customers Bancorp, Inc.(Æ) 2,933 169
DiamondRock Hospitality Co.(ö) 27,454 258
Donegal Group, Inc. Class A 5,691 80
Douglas Elliman , Inc. 125,103 369
Dun & Bradstreet Holdings, Inc. 8,850 104
Easterly Government Properties, Inc.(ö) 47,532 639
Enova International, Inc.(Æ) 1,034 57
Enterprise Financial Services Corp. 7,787 348
Equity Commonwealth(ö) 22,500 432
Esquire Financial Holdings, Inc. 6,081 304
Essent Group, Ltd. 7,708 406
Essential Properties Realty Trust, Inc.(ö) 3,539 90
Evercore , Inc. Class A 2,756 471
Everest Re Group, Ltd.(Û) 163 58
EZCORP, Inc. Class A(Æ)(Ð)(Û) 24,324 213
Federal Agricultural Mortgage Corp. Class
C 854 163
Fidelis Insurance Holdings, Ltd.(Æ) 13,538 172
First American Financial Corp. 11,159 719
First BanCorp 22,607 372
First Commonwealth Financial Corp. 14,964 231
First Financial Bankshares , Inc. 4,308 131
First Financial Corp. 3,232 139
First Foundation, Inc. 8,329 81
First Horizon Corp. 30,319 429
First Industrial Realty Trust, Inc.(ö) 4,968 262
First Internet Bancorp 1,303 31
First Interstate BancSystem , Inc. Class A 3,479 107
First Merchants Corp. 5,207 193
First Mid Bancshares, Inc. 6,143 213
Four Corners Property Trust, Inc.(ö) 6,712 170
FTAI Aviation, Ltd. 9,141 424
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Fulton Financial Corp. 6,902 114
GCM Grosvenor, Inc. Class A 46,836 420
Genworth Financial, Inc. Class A(Æ) 28,129 188
German American Bancorp, Inc. 10,138 329
Getty Realty Corp.(ö) 8,604 251
Glacier Bancorp, Inc. 13,771 569
Goosehead Insurance, Inc. Class A(Æ)(Ð)
(Û) 1,255 95
Grid Dynamics Holdings, Inc.(Æ) 4,333 58
Guaranty Bancshares, Inc. 7,283 245
Hamilton Lane, Inc. Class A 1,225 139
Hancock Holding Co. 3,019 147
Hannon Armstrong Sustainable
Infrastructure Capital, Inc.(Ñ)(ö) 19,678 543
Hanover Insurance Group, Inc. (The) 3,618 439
Hilltop Holdings, Inc. 4,745 167
Home BancShares , Inc. 23,099 585
HomeStreet , Inc. 2,144 22
HomeTrust Bancshares, Inc. 114 3
Horace Mann Educators Corp. 16,685 546
Howard Hughes Corp. (The)(Æ)(Ð)(Û) 2,656 227
Independence Realty Trust, Inc.(ö) 10,396 159
Independent Bank Corp. 3,468 157
Innovative Industrial Properties, Inc.(ö) 1,326 134
Interactive Brokers Group, Inc. Class A(Û) 657 54
International Bancshares Corp. 2,742 149
International Money Express, Inc.(Æ) 9,006 199
Investar Holding Corp. 8,583 128
Jackson Financial, Inc. Class A 10,752 550
James River Group Holdings, Ltd. 193 2
JER Investment Trust, Inc.(Æ)(Š)(Þ) 1,771 —
John Wiley & Sons, Inc. Class A 2,843 90
Kemper Corp. 8,315 405
Kinsale Capital Group, Inc.(Û) 1,106 370
Kite Realty Group Trust(ö) 571 13
Legalzoom.com, Inc.(Æ) 18,122 205
LendingClub Corp.(Æ) 13,926 122
LendingTree , Inc.(Æ) 1,953 59
Live Oak Bancshares, Inc. 3,951 180
LiveRamp Holdings, Inc.(Æ) 11,362 430
LuxUrban Hotels, Inc.(Æ)(Ñ) 12,679 76
Macerich Co. (The)(ö) 3,147 49
McGrath RentCorp 1,212 145
Merchants Bancorp 2,892 123
Metropolitan Bank Holding Corp.(Æ)(Ñ) 9,972 552
Moelis & Co. Class A 3,034 170
Mr. Cooper Group, Inc.(Æ) 1,312 85
MVB Financial Corp. 6,597 149
National Bank Holdings Corp. Class A 20,456 761
Navient Corp. 9,442 176
NETSTREIT Corp.(ö) 65,815 1,175
Newmark Group, Inc. Class A 17,010 186
NMI Holdings, Inc. Class A(Æ) 10,497 312
Northeast Bank 5,885 325
Northrim BanCorp , Inc. 164 9
OFG Bancorp 6,805 255
Old National Bancorp 17,538 296

Russell Investment Funds
U.S. Small Cap Equity Fund
Schedule of Investments, continued — December 31, 2023
See accompanying notes which are an integral part of the financial statements.
34 U.S. Small Cap Equity Fund
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Old Second Bancorp, Inc. 5,868 91
Outfront Media, Inc.(ö) 16,978 237
Pagseguro Digital, Ltd. Class A(Æ) 13,952 174
Park Hotels & Resorts, Inc.(ö)(Û) 14,950 229
Pathward Financial, Inc. 1,571 83
Perella Weinberg Partners 48,686 595
Phillips Edison & Co., Inc.(ö) 1,012 37
Pinnacle Financial Partners, Inc. 3,759 328
PJT Partners, Inc. Class A 854 87
Plymouth Industrial REIT, Inc.(ö) 15,189 366
Popular, Inc. 2,851 234
PRA Group, Inc.(Æ) 4,083 107
Preferred Bank 1,599 117
Premier Financial Corp. 9,184 221
ProAssurance Corp. 3,040 42
Prosperity Bancshares, Inc. 5,318 360
Radian Group, Inc. 5,779 165
RE/MAX Holdings, Inc. Class A 22,726 303
Red River Bancshares, Inc. 2,363 133
Redfin Corp.(Æ)(Ð)(Û) 15,504 160
Regency Centers Corp.(Ð)(ö)(Û) 522 35
Regional Management Corp. 626 16
Reinsurance Group of America, Inc. Class
A(Û) 3,041 492
Renasant Corp. 3,427 115
Remitly Global, Inc.(Æ) 7,942 154
RLJ Lodging Trust(ö) 9,919 116
RMR Group, Inc. (The) Class A 4,229 119
Robinhood Markets, Inc. Class A(Æ)(Ð)(Û) 23,293 297
Ryan Specialty Holdings, Inc. Class A(Æ) 4,800 206
Ryman Hospitality Properties, Inc.(ö) 1,484 163
Sabra Health Care REIT, Inc.(ö) 2,491 36
Safety Insurance Group, Inc. 1,272 97
Seacoast Banking Corp. of Florida 17,379 495
Selective Insurance Group, Inc. 2,018 201
Silvercrest Asset Management Group, Inc.
Class A 4,903 83
Simmons First National Corp. Class A 5,688 113
Skyward Specialty Insurance Group, Inc.
(Æ) 7,396 251
SLM Corp. 13,025 249
SmartFinancial , Inc. 13,408 328
SouthState Corp. 2,317 196
SP Plus Corp.(Æ) 3,982 204
Spirit Realty Capital, Inc.(ö) 6,410 280
Stewart Information Services Corp. 4,749 279
Stock Yards Bancorp, Inc. 8,886 458
StoneX Group, Inc.(Æ)(Ð)(Û) 1,021 75
Sunstone Hotel Investors, Inc.(Ð)(ö)(Û) 10,157 109
Terreno Realty Corp.(ö) 995 62
Texas Capital Bancshares, Inc.(Æ) 6,248 404
Tiptree, Inc. Class A 17,976 341
Towne Bank 6,184 184
TPG, Inc. 6,143 265
TriCo Bancshares 7,537 324
Triumph Financial, Inc.(Æ) 8,071 647
UMB Financial Corp. 1,785 149
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
UMH Properties, Inc.(ö) 14,014 215
United Bankshares , Inc. 4,217 158
United Community Banks, Inc. 4,494 131
United Fire Group, Inc. 657 13
Universal Insurance Holdings, Inc. 2,914 47
Valley National Bancorp 32,556 354
Virtu Financial, Inc. Class A 7,000 142
Walker & Dunlop, Inc. 1,459 162
Webster Financial Corp. 4,670 237
Westamerica BanCorp 8,225 464
Westwood Holdings Group, Inc. 27,260 343
William Penn Bancorp 26,077 318
WW International, Inc.(Æ) 11,239 98
Xenia Hotels & Resorts, Inc.(ö) 8,804 120
45,199
Health Care - 16.6%
Adaptive Biotechnologies Corp.(Æ)(Ð)(Û) 6,198 30
Addus HomeCare Corp.(Æ) 1,200 111
ADMA Biologics, Inc.(Æ) 26,307 119
Akebia Therapeutics, Inc.(Æ) 12,274 15
Alector , Inc.(Æ) 6,700 53
Alkermes PLC(Æ)(Û) 7,873 218
Alphatec Holdings, Inc.(Æ) 13,453 203
Amedisys , Inc.(Æ) 2,611 248
American Well Corp. Class A(Æ) 14,578 22
Amneal Pharmaceuticals, Inc.(Æ) 45,983 279
Amphastar Pharmaceuticals, Inc.(Æ)(Û) 6,000 371
AnaptysBio , Inc.(Æ)(Ð)(Û) 1,640 35
AngioDynamics , Inc.(Æ) 5,454 43
ANI Pharmaceuticals, Inc.(Æ) 13,019 718
Arcellx , Inc.(Æ) 11,862 658
Arcus Biosciences, Inc.(Æ)(Ð)(Û) 1,621 31
Ardelyx , Inc.(Æ) 14,386 89
Argenx SE - ADR(Æ) 1,894 721
Arrowhead Pharmaceuticals, Inc.(Æ) 16,464 504
Arvinas , Inc.(Æ) 749 31
Avanos Medical, Inc.(Æ) 6,111 137
Avid Bioservices , Inc.(Æ) 54,913 357
Axogen , Inc.(Æ) 1,600 11
Axonics Modulation Technologies, Inc.(Æ) 3,851 240
Beam Therapeutics, Inc.(Æ)(Ñ) 9,365 255
BioLife Solutions, Inc.(Æ) 24,065 391
Blueprint Medicines Corp.(Æ) 2,346 216
Cara Therapeutics, Inc.(Æ) 3,700 3
CareDx , Inc.(Æ) 7,959 96
Castle Biosciences, Inc.(Æ)(Ð)(Û) 2,797 60
Catalyst Pharmaceuticals, Inc.(Æ) 10,112 170
Chemed Corp. 574 336
CinCor Pharma, Inc.(Æ)(Š) 3,630 11
Coherus Biosciences, Inc.(Æ) 5,500 18
Computer Programs & Systems, Inc.(Æ) 1,300 15
CONMED Corp. 5,354 586
CorVel Corp.(Æ) 398 98
CymaBay Therapeutics, Inc.(Æ) 4,625 109
Cytokinetics, Inc.(Æ) 14,740 1,231
CytomX Therapeutics, Inc.(Æ)(Ð)(Û) 4,574 7

Russell Investment Funds
U.S. Small Cap Equity Fund
Schedule of Investments, continued — December 31, 2023
See accompanying notes which are an integral part of the financial statements.
U.S. Small Cap Equity Fund 35
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
DaVita HealthCare Partners, Inc.(Æ)(Û) 4,177 438
Deciphera Pharmaceuticals, Inc.(Æ) 5,444 88
Denali Therapeutics, Inc.(Æ) 8,292 178
Dyne Therapeutics, Inc.(Æ) 6,034 80
Eagle Pharmaceuticals, Inc.(Æ) 296 2
Embecta Corp. 5,530 105
Emergent BioSolutions , Inc.(Æ) 7,115 17
Enanta Pharmaceuticals, Inc.(Æ)(Ð)(Û) 1,328 12
Enovis Corp. Class W(Æ) 6,804 381
Ensign Group, Inc. (The) 1,002 112
Esperion Therapeutics, Inc.(Æ) 6,100 18
Exelixis , Inc.(Æ)(Û) 21,057 505
Fate Therapeutics, Inc.(Æ) 9,430 35
FibroGen , Inc.(Æ) 6,130 5
Fulgent Genetics, Inc.(Æ) 4,428 128
Geron Corp.(Æ) 71,278 150
Glaukos Corp.(Æ) 2,065 164
Gossamer Bio, Inc.(Æ) 12,200 11
Guardant Health, Inc.(Æ) 5,739 155
Haemonetics Corp.(Æ) 1,456 125
Halozyme Therapeutics, Inc.(Æ) 10,200 377
Harmony Biosciences Holdings, Inc.(Æ) 2,439 79
Health Catalyst, Inc.(Æ) 4,098 38
HealthEquity , Inc.(Æ) 2,655 176
Immunovant , Inc.(Æ) 10,950 461
Inari Medical, Inc.(Æ) 5,243 340
Incyte Corp.(Æ)(Û) 1,061 67
InfuSystem Holdings, Inc.(Æ) 42,074 443
Inhibrx , Inc.(Æ) 27,106 1,030
Innoviva , Inc.(Æ) 40,289 646
Inogen , Inc.(Æ) 1,480 8
Inspire Medical Systems, Inc.(Æ) 527 107
Integer Holdings Corp.(Æ) 1,698 168
Intellia Therapeutics, Inc.(Æ) 8,754 267
Intra-Cellular Therapies, Inc. Class A(Æ) 741 53
Ionis Pharmaceuticals, Inc.(Æ)(Ð)(Û) 7,511 380
iRadimed Corp. 18,340 871
Ironwood Pharmaceuticals, Inc. Class A(Æ) 10,200 117
iTeos Therapeutics, Inc.(Æ) 4,288 47
Joint Corp. (The)(Æ) 8,929 86
Keros Therapeutics, Inc.(Æ) 5,817 231
Krystal Biotech, Inc.(Æ) 1,002 124
Kura Oncology, Inc.(Æ) 13,759 198
Kymera Therapeutics, Inc.(Æ) 2,206 56
Lantheus Holdings, Inc.(Æ) 2,981 185
Legend Biotech Corp. - ADR(Æ) 7,393 445
LeMaitre Vascular, Inc. 22,626 1,284
Ligand Pharmaceuticals, Inc. Class B(Æ) 1,143 82
Medpace Holdings, Inc.(Æ) 1,645 504
MeiraGTx Holdings PLC(Æ) 12,282 86
Merit Medical Systems, Inc.(Æ) 1,821 138
MiMedx Group, Inc.(Æ) 22,124 194
ModivCare , Inc.(Æ) 4,124 181
Natera , Inc.(Æ) 2,167 136
National HealthCare Corp. 2,678 248
Nektar Therapeutics(Æ) 9,115 5
Neogen Corp.(Æ) 7,204 145
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
NeoGenomics , Inc.(Æ) 6,863 111
Neurocrine Biosciences, Inc.(Æ)(Û) 7,831 1,032
NGM Biopharmaceuticals, Inc.(Æ) 3,110 3
Nurix Therapeutics, Inc.(Æ)(Ð)(Û) 3,773 39
Omnicell , Inc.(Æ) 1,896 71
Option Care Health, Inc.(Æ) 10,543 355
OraSure Technologies, Inc.(Æ)(Ð)(Û) 1,883 15
Organon & Co. 10,940 158
Orthofix Medical, Inc.(Æ) 20,606 278
Owens & Minor, Inc.(Æ) 11,427 220
Pacific Biosciences of California, Inc.(Æ) 12,718 125
Pacira BioSciences , Inc.(Æ) 5,606 189
Pediatrix Medical Group, Inc.(Æ)(Û) 20,261 188
Pennant Group, Inc. (The)(Æ) 13,061 182
Perrigo Co. PLC 19,344 622
Personalis , Inc.(Æ) 2,788 6
PetIQ , Inc.(Æ) 13,499 267
Phathom Pharmaceuticals, Inc.(Æ)(Ð)(Û) 5,635 51
Pliant Therapeutics, Inc.(Æ) 4,293 78
Premier, Inc. Class A 5,880 131
Prestige Brands Holdings, Inc.(Æ) 1,707 105
PTC Therapeutics, Inc.(Æ)(Ð)(Û) 6,213 171
Pulmonx Corp.(Æ)(Ð)(Û) 3,467 44
Quanterix Corp.(Æ) 2,000 55
Quipt Home Medical Corp.(Æ) 47,454 242
Radius Health, Inc.(Æ)(Š) 16,200 1
RadNet , Inc.(Æ) 4,341 151
Recursion Pharmaceuticals, Inc. Class A(Æ)
(Ñ) 10,712 106
REGENXBIO, Inc.(Æ)(Ð)(Û) 5,588 100
Relay Therapeutics, Inc.(Æ) 7,578 83
Repligen Corp.(Æ) 2,063 371
Rigel Pharmaceuticals, Inc.(Æ) 11,900 17
Rocket Pharmaceuticals, Inc.(Æ) 40,274 1,207
RxSight , Inc.(Æ) 9,466 382
Sage Therapeutics, Inc.(Æ)(Ð)(Û) 6,248 135
Sangamo BioSciences , Inc.(Æ) 10,300 6
Sarepta Therapeutics, Inc.(Æ)(Ð)(Û) 2,726 263
Schrodinger, Inc.(Æ) 10,951 392
Science 37 Holdings, Inc.(Æ) 16,618 89
Select Medical Holdings Corp. 4,285 101
Semler Scientific, Inc.(Æ)(Ð)(Û) 679 30
SI-BONE, Inc.(Æ) 3,417 72
SpringWorks Therapeutics, Inc.(Æ) 7,576 277
STAAR Surgical Co.(Æ) 1,908 60
Structure Therapeutics, Inc. - ADR(Æ) 1,725 70
Supernus Pharmaceuticals, Inc.(Æ) 2,049 59
Surmodics , Inc.(Æ) 5,714 208
Sutro Biopharma, Inc.(Æ)(Ð)(Û) 3,305 14
Tactile Systems Technology, Inc.(Æ) 6,476 93
Tandem Diabetes Care, Inc.(Æ)(Ð)(Û) 8,853 262
Teleflex, Inc. 556 139
Tenet Healthcare Corp.(Æ)(Û) 5,477 414
Terns Pharmaceuticals, Inc.(Æ)(Ñ) 16,303 106
TG Therapeutics, Inc.(Æ) 2,072 35
Travere Therapeutics, Inc.(Æ) 7,092 64
UFP Technologies, Inc.(Æ) 6,025 1,037

Russell Investment Funds
U.S. Small Cap Equity Fund
Schedule of Investments, continued — December 31, 2023
See accompanying notes which are an integral part of the financial statements.
36 U.S. Small Cap Equity Fund
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Ultragenyx Pharmaceutical, Inc.(Æ)(Û) 9,667 462
United Therapeutics Corp.(Æ) 1,201 264
Utah Medical Products, Inc. 4,667 393
Vanda Pharmaceuticals, Inc.(Æ) 4,230 18
Veradigm , Inc.(Æ)(Ð)(Û) 9,724 102
Viemed Healthcare, Inc.(Æ) 12,062 95
Viking Therapeutics, Inc.(Æ) 16,019 298
Vir Biotechnology, Inc.(Æ)(Ð)(Û) 1,553 16
Viridian Therapeutics, Inc.(Æ) 20,803 453
Xencor , Inc.(Æ) 9,779 208
Xenon Pharmaceuticals, Inc.(Æ) 10,997 507
Y- mAbs Therapeutics, Inc.(Æ) 1,650 11
Zai Lab, Ltd. - ADR(Æ)(Ñ) 8,262 226
Zimvie , Inc.(Æ) 10,174 181
Zymeworks , Inc.(Æ) 2,000 21
35,895
Materials and Processing - 8.4%
AAON, Inc. 2,055 152
Acuity Brands, Inc.(Ð)(Û) 1,782 365
Alcoa Corp. 6,793 231
Algoma Steel Group, Inc. 10,473 105
Allegheny Technologies, Inc.(Æ) 4,581 208
American Vanguard Corp. 2,409 26
Arizona Sonoran Copper Co., Inc.(Æ) 98,009 130
Ashland, Inc. 4,570 385
Avient Corp. 10,393 432
Axalta Coating Systems, Ltd.(Æ) 8,478 288
AZEK Co., Inc. (The)(Æ) 12,856 492
Balchem Corp. 1,651 246
Boise Cascade Co. 3,281 424
BrightView Holdings, Inc.(Æ) 1,000 8
Builders FirstSource , Inc.(Æ) 3,754 627
Cabot Corp. 1,830 153
Capstone Copper Corp.(Æ) 32,464 158
Carpenter Technology Corp. 1,558 110
Clearwater Paper Corp.(Æ) 893 32
Codexis , Inc.(Æ) 7,735 24
Commercial Metals Co. 6,921 346
Constellium SE(Æ) 9,153 183
Eagle Materials, Inc.(Ð)(Û) 193 39
Eastman Chemical Co.(Û) 891 80
Ecovyst , Inc.(Æ) 40,983 400
Element Solutions, Inc. 12,405 287
ERO Copper Corp.(Æ) 16,810 265
Gibraltar Industries, Inc.(Æ) 1,293 102
Global Industrial Co. 771 30
Haynes International, Inc. 3,505 200
Healthcare Services Group, Inc.(Æ) 4,017 42
Hecla Mining Co. 24,414 117
Huntsman Corp.(Ð)(Û) 12,742 320
Insteel Industries, Inc. 7,939 304
Interface, Inc. Class A 3,100 39
JELD-WEN Holding, Inc.(Æ) 8,979 170
Kaiser Aluminum Corp. 13,931 992
Lennox International, Inc.(Ð)(Û) 734 329
Lithium Americas Argentina Corp.(Æ)(Ñ) 18,738 118
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Louisiana-Pacific Corp.(Ð)(Û) 5,241 371
Mativ Holdings, Inc. 35,435 543
Modine Manufacturing Co.(Æ) 5,702 340
MP Materials Corp.(Æ)(Ð)(Û) 3,056 61
Myers Industries, Inc. 9,537 187
Northwest Pipe Co.(Æ) 5,149 156
O-I Glass, Inc.(Æ) 7,159 117
Olympic Steel, Inc. 3,629 242
Origin Materials, Inc.(Æ) 2,300 2
Orion Engineered Carbons SA 4,681 130
PGT Innovations, Inc.(Æ) 3,877 158
Piedmont Lithium, Inc.(Æ)(Ñ) 4,235 120
Quaker Chemical Corp. 966 206
Ranpak Holdings Corp.(Æ) 30,438 177
Rayonier Advanced Materials, Inc.(Æ) 14,484 59
Resideo Technologies, Inc.(Æ) 7,868 148
Resolute Forest Products, Inc.(Æ)(Š) 7,348 10
Rogers Corp.(Æ) 886 117
Royal Gold, Inc. 1,902 230
Rush Enterprises, Inc. Class A 3,972 200
ScanSource , Inc.(Æ) 656 26
Schnitzer Steel Industries, Inc. Class A 19,533 589
Sealed Air Corp. 9,476 346
SiteOne Landscape Supply, Inc.(Æ) 2,258 367
SmartRent , Inc.(Æ)(Ñ) 40,187 128
Sonoco Products Co. 4,342 243
Stelco Holdings, Inc. 3,275 124
Stepan Co. 8,823 834
Summit Materials, Inc. Class A(Æ) 3,408 131
Sylvamo Corp. 2,348 115
Tecnoglass , Inc. 6,895 315
ThredUp , Inc. Class A(Æ)(Ñ) 32,589 73
TimkenSteel Corp.(Æ) 12,170 285
Trinseo PLC 44,178 370
Tronox Holdings PLC Class A 45,878 650
UFP Industries, Inc. 1,800 226
Unifi, Inc.(Æ) 273 2
United States Lime & Minerals, Inc. 367 85
Universal Stainless & Alloy Products, Inc.
(Æ) 8,237 165
VSE Corp. 4,966 321
Worthington Industries, Inc. 2,102 121
Worthington Steel, Inc. 2,102 59
18,108
Producer Durables - 16.3%
Aaron's Co., Inc. (The) 12,433 135
ABM Industries, Inc. 2,567 115
Adient PLC(Æ)(Û) 5,129 186
ADT, Inc. 13,623 93
AECOM(Ð)(Û) 4,363 403
AGCO Corp.(Ð)(Û) 3,085 375
Air Transport Services Group, Inc.(Æ) 5,041 89
Alight, Inc. Class A(Æ) 13,739 117
Allied Motion Technologies, Inc. 16,870 510
Allison Transmission Holdings, Inc. Class A 4,400 256
AMN Healthcare Services, Inc.(Æ) 1,499 112

Russell Investment Funds
U.S. Small Cap Equity Fund
Schedule of Investments, continued — December 31, 2023
See accompanying notes which are an integral part of the financial statements.
U.S. Small Cap Equity Fund 37
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Applied Industrial Technologies, Inc. 1,450 250
Aqua Metals, Inc.(Æ) 133,824 102
ArcBest Corp. 4,006 482
Arcosa , Inc. 4,758 393
Ardmore Shipping Corp. 43,197 609
Argan , Inc. 1,606 75
ASGN, Inc.(Æ) 1,771 170
Astec Industries, Inc.(Ð)(Û) 3,584 133
Babcock & Wilcox Enterprises(Æ) 66,975 98
Badger Meter, Inc. 1,467 226
Barnes Group, Inc. 16,610 542
Barrett Business Services, Inc. 679 79
Blue Bird Corp.(Æ) 6,065 164
Bowman Consulting Group, Ltd.(Æ)(Ñ) 3,579 127
Casella Waste Systems, Inc. Class A(Æ) 6,962 595
CBIZ, Inc.(Æ) 2,908 182
CECO Environmental Corp.(Æ) 21,469 435
Chart Industries, Inc.(Æ) 531 72
Clean Harbors, Inc.(Æ) 968 169
Comfort Systems USA, Inc. 1,172 241
Construction Partners, Inc. Class A(Æ) 3,443 150
Covenant Logistics Group, Inc. Class A 762 35
Cross Country Healthcare, Inc.(Æ) 6,484 147
Daseke , Inc.(Æ) 41,169 333
Deluxe Corp. 30,865 662
DHT Holdings, Inc. 23,207 228
Dycom Industries, Inc.(Æ) 703 81
Eagle Bulk Shipping, Inc.(Ñ) 7,550 418
Encore Wire Corp. 846 181
Energy Recovery, Inc.(Æ) 4,643 87
EnerSys 5,296 535
Ennis, Inc. 4,049 89
Enviri Corp.(Æ) 1,721 15
EVERTEC, Inc. 3,058 125
ExlService Holdings, Inc.(Æ) 7,863 243
Exponent, Inc. 1,543 136
Faro Technologies, Inc.(Æ) 2,071 47
Federal Signal Corp. 6,079 467
Flowserve Corp. 16,838 694
Fluor Corp.(Æ) 10,573 414
Flywire Corp.(Æ)(Ð)(Û) 6,383 148
Forward Air Corp. 2,348 148
Franklin Electric Co., Inc. 1,402 136
Frontdoor , Inc.(Æ) 2,236 79
Frontier Group Holdings, Inc.(Æ)(Ñ) 24,390 133
Genco Shipping & Trading, Ltd. 8,775 146
Generac Holdings, Inc.(Æ) 731 94
GEO Group, Inc. (The)(Æ) 11,325 123
Granite Construction, Inc. 5,921 301
Green Dot Corp. Class A(Æ) 4,620 46
Hackett Group, Inc. (The) 1,294 29
Heartland Express, Inc. 5,486 78
Heidrick & Struggles International, Inc. 1,699 50
Helios Technologies, Inc. 1,183 54
Herc Holdings, Inc. Class W 1,233 184
Hillman Solutions Corp.(Æ) 21,203 195
HNI Corp. 3,475 145
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Hub Group, Inc. Class A(Æ) 1,501 138
Huron Consulting Group, Inc.(Æ) 372 38
I3 Verticals, Inc. Class A(Æ) 35,359 749
ICF International, Inc. 1,329 178
Insperity , Inc.(Û) 2,749 322
Integrated Electrical Services, Inc.(Æ) 1,111 88
Janus International Group, Inc.(Æ) 22,536 294
Kadant , Inc. 477 134
Kaman Corp. Class A 18,769 450
Kennametal, Inc. 5,108 132
Knight-Swift Transportation Holdings, Inc. 4,475 258
Korn Ferry 2,556 152
Landstar System, Inc.(Û) 2,022 392
Mama's Creations, Inc.(Æ) 10,186 50
Manitowoc Co., Inc. (The)(Æ)(Ð)(Û) 11,881 198
ManpowerGroup , Inc.(Û) 4,831 384
Marten Transport, Ltd. 3,951 83
MasTec , Inc.(Æ) 431 33
Matson, Inc. 1,670 183
Mesa Laboratories, Inc. 4,420 463
MillerKnoll , Inc. 19,483 520
Mirion Technologies, Inc.(Æ) 8,890 91
Mitek Systems, Inc.(Æ) 45,537 594
Moog, Inc. Class A 1,306 189
Mueller Industries, Inc. 3,230 152
MYR Group, Inc.(Æ) 737 107
National Research Corp. Class A 1,447 57
NEXTracker , Inc. Class A(Æ) 7,532 353
Orion Group Holdings, Inc.(Æ) 61,209 302
Oshkosh Corp. 3,889 422
OSI Systems, Inc.(Æ) 833 107
PAM Transportation Services, Inc.(Æ) 691 14
Payoneer Global, Inc.(Æ) 22,967 120
Powell Industries, Inc. 782 69
Primoris Services Corp. 7,433 247
PROG Holdings, Inc.(Æ) 11,357 351
Proto Labs, Inc.(Æ)(Ð)(Û) 5,156 201
Radiant Logistics, Inc.(Æ) 29,849 198
Rent the Runway, Inc. Class A(Æ)(Ñ) 336,413 177
Repay Holdings Corp.(Æ) 65,435 559
Resources Connection, Inc. 6,657 94
RXO, Inc.(Æ)(Û) 12,098 281
Ryerson Holding Corp. 10,127 351
Saia, Inc.(Æ) 826 362
Scorpio Tankers, Inc. 10,257 624
Scotts Miracle- Gro Co. (The) Class A 4,834 308
SHYFT Group, Inc. (The) 3,982 49
Skyline Champion Corp.(Æ)(Û) 10,587 786
Sleep Number Corp.(Æ)(Ð)(Û) 3,181 47
Spirit AeroSystems Holdings, Inc. Class
A(Æ)(Ð)(Û) 6,695 213
Stagwell , Inc.(Æ) 4,900 32
Star Bulk Carriers Corp. 11,328 241
Steelcase, Inc. Class A 5,848 79
Stericycle, Inc.(Æ) 2,384 118
Sterling Infrastructure, Inc.(Æ) 5,393 474
Stoneridge, Inc.(Æ) 31,655 619

Russell Investment Funds
U.S. Small Cap Equity Fund
Schedule of Investments, continued — December 31, 2023
See accompanying notes which are an integral part of the financial statements.
38 U.S. Small Cap Equity Fund
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Sun Country Airlines Holdings, Inc.(Æ) 19,470 306
Teekay Tankers, Ltd. Class A 5,930 296
Tennant Co. 3,358 311
Terex Corp.(Ð)(Û) 4,102 236
Thermon Group Holdings, Inc.(Æ) 7,307 238
Tidewater, Inc.(Æ) 3,047 220
Titan International, Inc.(Æ)(Ð)(Û) 3,554 53
TopBuild Corp.(Æ) 1,291 483
TransUnion(Ð)(Û) 888 61
TreeHouse Foods, Inc.(Æ) 9,496 394
TriNet Group, Inc.(Æ)(Û) 2,828 336
TrueBlue , Inc.(Æ) 3,077 47
Tutor Perini Corp.(Æ) 16,866 153
U-Haul Holding Co.(Æ)(Û) 1,950 140
UniFirst Corp. 566 104
Universal Truckload Services, Inc. 6,152 172
V2X, Inc.(Æ) 4,394 204
Vertiv Holdings Co. Class A 6,280 302
Watts Water Technologies, Inc. Class A 797 166
Werner Enterprises, Inc. 13,135 557
Willdan Group, Inc.(Æ) 1,477 32
WillScot Mobile Mini Holdings Corp.(Æ) 4,208 187
WNS Holdings, Ltd. - ADR(Æ) 8,100 512
Xerox Holdings Corp. 22,851 419
XPO, Inc.(Æ) 1,188 104
ZipRecruiter, Inc. Class A(Æ) 9,274 129
35,100
Technology - 13.6%
8x8, Inc.(Æ) 69,037 261
A10 Networks, Inc. 48,003 632
ACM Research, Inc. Class A(Æ) 9,195 180
Adeia , Inc.(Ð)(Û) 1,100 14
ADTRAN Holdings, Inc.(Ð)(Û) 10,647 78
Agilysys , Inc.(Æ) 1,477 125
Alpha & Omega Semiconductor, Ltd.(Æ) 1,561 41
Ambarella , Inc.(Æ) 1,875 115
American Software, Inc. Class A 83,607 945
Amkor Technology, Inc. 5,656 188
Appfolio , Inc. Class A(Æ) 2,414 418
Arlo Technologies, Inc.(Æ) 7,864 75
Augmedix , Inc.(Æ) 52,997 310
AvePoint , Inc.(Æ) 18,630 153
AvidXchange Holdings, Inc.(Æ) 10,787 134
Axcelis Technologies, Inc.(Æ) 1,315 171
Bandwidth, Inc. Class A(Æ)(Ð)(Û) 2,151 31
BigCommerce Holdings, Inc.(Æ)(Ð)(Û) 7,580 74
Blackbaud , Inc.(Æ) 3,094 268
Box, Inc. Class A(Æ) 11,926 305
Braze, Inc. Class A(Æ) 3,811 202
Brightcove , Inc.(Æ) 1,053 3
Bumble, Inc. Class A(Æ) 2,174 32
Calix, Inc.(Æ) 3,339 146
Cars.com, Inc.(Æ) 10,339 196
CI&T, Inc. Class A(Æ) 20,836 110
Cirrus Logic, Inc.(Æ)(Û) 4,012 334
Cohu , Inc.(Æ) 3,990 141
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
CommScope Holding Co., Inc.(Æ) 26,786 76
CommVault Systems, Inc.(Æ) 2,013 161
Conduent , Inc.(Æ) 6,200 23
Conduent , Inc. Class A(Æ)(Ð)(Û) 8,985 210
Couchbase , Inc.(Æ)(Ð)(Û) 1,644 37
Credo Technology Group Holding, Ltd.(Æ)
(Û) 14,413 281
CS Disco, Inc.(Æ)(Ð)(Û) 1,900 14
CSG Systems International, Inc. 1,810 96
CyberArk Software, Ltd.(Æ) 693 152
Daktronics, Inc.(Æ) 4,100 35
DigitalBridge Group, Inc. 6,583 115
DigitalOcean Holdings, Inc.(Æ)(Ð)(Û) 5,047 185
Diodes, Inc.(Æ) 1,625 131
Domo, Inc. Class B(Æ) 4,832 50
Donnelley Financial Solutions, Inc.(Æ) 1,904 119
DoubleVerify Holdings, Inc.(Æ) 10,724 394
Dropbox, Inc. Class A(Æ)(Ð)(Û) 16,485 486
DXC Technology Co.(Æ) 15,280 349
Dynatrace , Inc.(Æ) 1,236 68
Endava PLC - ADR(Æ) 5,329 415
ePlus , Inc.(Æ) 2,237 179
Eventbrite, Inc. Class A(Æ)(Ð)(Û) 6,699 56
Everbridge , Inc.(Æ) 2,065 50
Evolv Technologies Holdings, Inc.(Æ)(Ñ) 11,376 54
Expensify, Inc. Class A(Æ) 1,500 4
Extreme Networks, Inc.(Æ)(Ð)(Û) 13,018 230
Fastly , Inc. Class A(Æ) 6,169 110
Five9, Inc.(Æ) 2,880 227
FormFactor , Inc.(Æ) 8,091 337
Freshworks , Inc. Class A(Æ) 2,568 60
Genasys , Inc.(Æ) 51,825 105
Guidewire Software, Inc.(Æ)(Ð)(Û) 8,126 886
Harmonic, Inc.(Æ) 18,061 235
HireRight Holdings Corp.(Æ)(Ð)(Û) 3,204 43
IDT Corp. Class B(Æ) 3,897 133
Immersion Corp. 24,155 171
Infinera Corp.(Æ)(Ð)(Û) 3,713 18
Insight Enterprises, Inc.(Æ) 840 149
Intapp , Inc.(Æ) 3,514 134
Integral Ad Science Holding LLC(Æ)(Û) 9,979 144
Kaltura , Inc.(Æ) 97,240 190
KBR, Inc.(Û) 9,191 509
Kulicke & Soffa Industries, Inc. 10,061 551
Kyndryl Holdings, Inc.(Æ) 18,327 381
Lightspeed Commerce, Inc.(Æ) 6,810 143
LivePerson , Inc.(Æ) 11,785 45
Lyft, Inc. Class A(Æ) 19,879 298
MaxLinear , Inc. Class A(Æ) 10,385 247
MeridianLink , Inc.(Æ) 1,342 33
MicroStrategy , Inc. Class A(Æ) 65 41
Model N, Inc.(Æ) 28,212 760
NAPCO Security Technologies, Inc. 10,841 371
NETGEAR, Inc.(Æ) 2,697 39
nLight , Inc.(Æ) 8,905 120
Novanta , Inc.(Æ) 1,839 310
Nutanix , Inc. Class A(Æ) 8,677 414

Russell Investment Funds
U.S. Small Cap Equity Fund
Schedule of Investments, continued — December 31, 2023
See accompanying notes which are an integral part of the financial statements.
U.S. Small Cap Equity Fund 39
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
NVE Corp. 3,260 256
ON24, Inc. 25,068 198
OneSpan , Inc.(Æ) 18,797 201
Onto Innovation, Inc.(Æ) 3,380 517
Ooma , Inc.(Æ) 16,165 173
Outset Medical, Inc.(Æ) 4,900 26
PDF Solutions, Inc.(Æ)(Û) 27,479 883
Pegasystems , Inc. 7,388 361
Perficient , Inc.(Æ) 1,928 127
Planet Labs PBC(Æ)(Ð)(Û) 6,200 15
PlayAGS , Inc.(Æ) 23,364 197
Playtika Holding Corp.(Æ)(Û) 4,128 36
Power Integrations, Inc. 1,732 142
Preformed Line Products Co. 447 60
Procore Technologies, Inc.(Æ) 5,113 354
Progress Software Corp. 1,588 86
PubMatic, Inc. Class A(Æ) 1,000 16
Qualys , Inc.(Æ) 5,980 1,174
Quantum Corp.(Æ) 1,901 1
Rackspace Technology, Inc.(Æ) 8,800 18
RADCOM, Ltd.(Æ) 10,957 88
Rambus, Inc.(Æ) 2,964 202
Ribbon Communications, Inc.(Æ) 4,982 14
Sanmina Corp.(Æ) 2,005 103
Sapiens International Corp. NV 2,165 63
SecureWorks Corp. Class A(Æ) 1,134 8
SentinelOne , Inc. Class A(Æ) 10,858 298
Shutterstock , Inc. 1,286 62
Silicon Laboratories, Inc.(Æ) 2,489 329
Silicon Motion Technology Corp. - ADR 2,204 135
Simulations Plus, Inc. 19,503 873
SMART Global Holdings, Inc.(Æ) 5,335 101
Smartsheet , Inc. Class A(Æ) 7,417 355
Sonos , Inc.(Æ)(Ð)(Û) 18,503 317
Sprout Social, Inc. Class A(Æ) 2,173 133
SPS Commerce, Inc.(Æ) 1,565 303
Squarespace, Inc. Class A(Æ) 4,523 149
Super Micro Computer, Inc.(Æ) 1,525 433
Synaptics , Inc.(Æ) 1,460 167
Telos Corp.(Æ) 3,651 13
Tenable Holdings, Inc.(Æ) 7,627 351
Tower Semiconductor, Ltd.(Æ) 3,747 114
TrueCar , Inc.(Æ) 40,712 141
TTM Technologies, Inc.(Æ) 8,022 127
Twilio , Inc. Class A(Æ)(Ð)(Û) 3,302 250
Unisys Corp.(Æ) 4,215 24
Upland Software, Inc.(Æ) 1,000 4
Varonis Systems, Inc.(Æ) 13,181 597
Vertex, Inc. Class A(Æ) 5,052 136
Viavi Solutions, Inc. Class W(Æ)(Û) 23,108 233
Vimeo, Inc.(Æ) 84,742 332
Vishay Intertechnology , Inc. 6,646 159
VTEX Class A(Æ) 32,301 222
Wix.com, Ltd.(Æ) 221 27
Workiva , Inc.(Æ) 6,000 609
Xperi , Inc.(Æ)(Ð)(Û) 2,000 22
Yelp, Inc. Class A(Æ) 1,824 86
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Yext , Inc.(Æ)(Ð)(Û) 8,800 52
29,329
Utilities - 5.5%
Allete , Inc. 8,847 541
APA Corp.(Ð)(Û) 2,256 81
Artesian Resources Corp. Class A 10,893 451
Avista Corp. 2,406 86
Brookfield Infrastructure Corp. Class A 3,171 112
California Resources Corp. 9,942 544
California Water Service Group 5,475 284
Callon Petroleum Co.(Æ) 6,942 225
Chord Energy Corp. 1,093 182
CNX Resources Corp.(Æ)(Ð)(Û) 14,896 298
Cogent Communications Holdings, Inc. 1,427 108
Evolution Petroleum Corp. 65,819 382
Excelerate Energy, Inc. Class A 19,076 295
Genie Energy, Ltd. Class B 9,659 272
Golar LNG, Ltd. 6,169 142
Gulfport Energy Corp.(Æ) 1,583 211
IDACORP, Inc. 3,056 300
Iridium Communications, Inc.(Û) 7,352 303
Kosmos Energy, Ltd.(Æ) 46,166 310
Magnolia Oil & Gas Corp. Class A 21,627 460
MGE Energy, Inc. 781 56
New Jersey Resources Corp. 2,126 95
Northern Oil and Gas, Inc. 4,080 151
Northwest Natural Holding Co. 13,046 508
NorthWestern Corp. 1,849 94
NRG Energy, Inc.(Û) 10,652 551
ONE Gas, Inc. 3,865 246
Permian Resources Corp. 64,977 884
Pinnacle West Capital Corp.(Ð)(Û) 1,129 81
Portland General Electric Co. 8,709 377
RGC Resources, Inc. 5,423 110
SandRidge Energy, Inc. 13,950 191
Saturn Oil & Gas, Inc.(Æ) 71,408 119
SilverBow Resources, Inc.(Æ) 13,607 396
Southwest Gas Holdings, Inc. 1,746 111
Spire, Inc. 4,023 251
Talos Energy, Inc.(Æ) 15,739 224
UGI Corp. 15,055 370
Unitil Corp. 8,832 464
Vistra Corp.(Û) 12,295 474
York Water Co. (The) 13,413 518
11,858
Total Common Stocks
(cost $188,779) 216,626
Short-Term Investments - 4.6%
U.S. Cash Management Fund(@) 9,965,236 (∞) 9,962
Total Short-Term Investments
(cost $9,962) 9,962

Russell Investment Funds
U.S. Small Cap Equity Fund
Schedule of Investments, continued — December 31, 2023
See accompanying notes which are an integral part of the financial statements.
40 U.S. Small Cap Equity Fund
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Other Securities - 1.5%
U.S. Cash Collateral Fund(@)(×) 3,175,230 (∞)
3,175
Total Other Securities
(cost $3,175) 3,175
Total Investments - 106.4%
(identified cost $201,916) 229,763
Securities Sold Short - (4.9)%
Consumer Discretionary - (0.4)%
Akoustis Technologies, Inc.(Æ) (7,185) (6)
America's Car-Mart, Inc.(Æ) (154) (12)
AMMO, Inc.(Æ) (3,516) (7)
Bally's Corp.(Æ) (1,407) (20)
Byrna Technologies, Inc.(Æ) (875) (6)
Churchill Downs, Inc. (1,366) (184)
Clarus Corp. (114) (1)
Ethan Allen Interiors, Inc. (1,540) (49)
Guess?, Inc. (1,467) (34)
Joby Aviation, Inc.(Æ) (8,603) (57)
Kura Sushi USA, Inc. Class A(Æ) (200) (15)
Lithia Motors, Inc. Class A (518) (170)
Monro Muffler Brake, Inc. (1,999) (59)
Skillsoft Corp.(Æ) (202) (3)
Topgolf Callaway Brands Corp.(Æ) (8,498) (122)
Vicor Corp.(Æ) (836) (38)
Victoria's Secret & Co.(Æ) (1,494) (40)
Ziff Davis, Inc.(Æ) (1,623) (109)
(932)
Consumer Staples - (0.1)%
Alico , Inc. (696) (20)
B&G Foods, Inc. Class A (4,216) (44)
J&J Snack Foods Corp. (668) (112)
MGP Ingredients, Inc. (1,142) (113)
(289)
Energy - (0.2)%
Ameresco , Inc. Class A(Æ) (1,370) (43)
Cleanspark , Inc.(Æ) (2,586) (28)
Gevo , Inc.(Æ) (7,711) (9)
Ring Energy, Inc.(Æ) (4,925) (7)
Shoals Technologies Group, Inc. Class A(Æ) (6,282) (98)
Sitio Royalties Corp. Class A (2,759) (65)
Sunnova Energy International, Inc.(Æ) (3,484) (53)
Sunrun , Inc.(Æ) (4,948) (97)
Uranium Energy Corp.(Æ) (17,595) (113)
(513)
Financial Services - (0.8)%
Apollo Commercial Real Estate Finance,
Inc.(ö) (4,883) (57)
Applied Digital Corp.(Æ) (3,222) (22)
Arbor Realty Trust, Inc.(ö) (7,054) (107)
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
ARMOUR Residential REIT, Inc.(ö) (5,005) (97)
BGC Group, Inc. Class A (10,310) (75)
Brookfield Realty Capital Corp.(Æ) (4,259) (16)
Columbia Financial, Inc.(Æ) (417) (8)
Distribution Solutions Group, Inc.(Æ) (1,054) (33)
Dynex Capital, Inc.(ö) (2,620) (33)
European Wax Center, Inc. Class A(Æ) (1,541) (21)
First Financial Bankshares , Inc. (880) (27)
Glacier Bancorp, Inc. (5,116) (212)
Hannon Armstrong Sustainable
Infrastructure Capital, Inc.(ö) (4,864) (134)
Healthcare Realty Trust, Inc.(ö) (10,264) (177)
Invesco Mortgage Capital, Inc.(ö) (2,748) (24)
Lakeland Financial Corp. (1,170) (76)
New York Community Bancorp, Inc. (17,580) (180)
Old National Bancorp (2,600) (44)
Park National Corp. (400) (53)
Ready Capital Corp.(ö) (5,205) (53)
ServisFirst Bancshares, Inc. (1,956) (130)
Stock Yards Bancorp, Inc. (799) (41)
World Acceptance Corp.(Æ) (216) (28)
WW International, Inc.(Æ) (1,962) (17)
(1,665)
Health Care - (1.5)%
10X Genomics, Inc. Class A(Æ) (855) (48)
Akoya Biosciences, Inc.(Æ) (1,453) (7)
ALX Oncology Holdings, Inc.(Æ) (1,494) (22)
Anavex Life Sciences Corp.(Æ) (2,236) (21)
Apollo Medical Holdings, Inc.(Æ) (882) (34)
Atossa Therapeutics, Inc.(Æ) (6,029) (5)
Avid Bioservices , Inc.(Æ) (4,578) (30)
Azenta , Inc.(Æ) (954) (62)
BioLife Solutions, Inc.(Æ) (2,464) (40)
Bio- Techne Corp. (2,392) (185)
CareMax , Inc.(Æ) (2,900) (1)
Caribou Biosciences, Inc.(Æ) (2,870) (16)
Certara , Inc.(Æ) (4,215) (74)
ClearPoint Neuro, Inc.(Æ) (603) (4)
Collegium Pharmaceutical, Inc.(Æ) (1,354) (42)
Crinetics Pharmaceuticals, Inc.(Æ) (2,649) (94)
Cytokinetics, Inc.(Æ) (1,293) (108)
Day One Biopharmaceuticals, Inc.(Æ) (930) (14)
DocGo , Inc.(Æ) (2,663) (15)
Dyne Therapeutics, Inc.(Æ) (1,707) (23)
Exact Sciences Corp.(Æ) (2,494) (185)
EyePoint Pharmaceuticals, Inc.(Æ) (1,679) (39)
Geron Corp.(Æ) (22,145) (47)
Halozyme Therapeutics, Inc.(Æ) (2,472) (91)
Harvard Bioscience, Inc.(Æ) (900) (5)

Russell Investment Funds
U.S. Small Cap Equity Fund
Schedule of Investments, continued — December 31, 2023
See accompanying notes which are an integral part of the financial statements.
U.S. Small Cap Equity Fund 41
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
ICU Medical, Inc.(Æ) (716) (71)
Ideaya Biosciences, Inc.(Æ) (335) (12)
Inhibrx , Inc.(Æ) (1,019) (39)
Iovance Biotherapeutics , Inc.(Æ) (3,401) (28)
Joint Corp. (The)(Æ) (1,269) (12)
Kura Oncology, Inc.(Æ) (3,095) (44)
LifeStance Health Group, Inc.(Æ) (2,600) (20)
MannKind Corp.(Æ) (8,734) (32)
Natera , Inc.(Æ) (2,937) (184)
Neogen Corp.(Æ) (8,894) (179)
NeoGenomics , Inc.(Æ) (4,606) (75)
Orchestra BioMed Holdings, Inc.(Æ) (656) (6)
OrthoPediatrics Corp.(Æ) (1,321) (43)
Owens & Minor, Inc.(Æ) (324) (6)
Pliant Therapeutics, Inc.(Æ) (207) (4)
R1 RCM, Inc.(Æ) (4,679) (49)
RadNet , Inc.(Æ) (2,717) (94)
Recursion Pharmaceuticals, Inc. Class A(Æ) (2,027) (20)
Repligen Corp.(Æ) (1,191) (214)
Replimune Group, Inc.(Æ) (1,700) (14)
Revance Therapeutics, Inc.(Æ) (3,876) (34)
Rocket Pharmaceuticals, Inc.(Æ) (2,550) (76)
SIGA Technologies, Inc. (3,023) (17)
Sotera Health Co.(Æ) (2,538) (43)
SpringWorks Therapeutics, Inc.(Æ) (2,054) (75)
Surgery Partners, Inc.(Æ) (2,566) (82)
TransMedics Group, Inc.(Æ) (405) (32)
US Physical Therapy, Inc. (613) (57)
Vaxcyte , Inc.(Æ) (2,360) (148)
Ventyx Biosciences, Inc.(Æ) (406) (1)
Veracyte , Inc.(Æ) (6,608) (182)
Verastem , Inc.(Æ) (797) (6)
Viking Therapeutics, Inc.(Æ) (823) (15)
Zentalis Pharmaceuticals, Inc.(Æ) (1,492) (23)
(3,149)
Materials and Processing - (0.3)%
5E Advanced Materials, Inc.(Æ) (1,911) (3)
AAON, Inc. (1,951) (144)
Aspen Aerogels, Inc.(Æ) (3,549) (56)
Ivanhoe Electric, Inc.(Æ) (2,885) (29)
Livent Corp.(Æ) (5,793) (104)
Mativ Holdings, Inc. (2,079) (32)
Piedmont Lithium, Inc.(Æ) (1,063) (30)
Pool Corp. (261) (104)
Quaker Chemical Corp. (440) (94)
Sensient Technologies Corp. (630) (41)
SmartRent , Inc.(Æ) (6,897) (22)
(659)
Producer Durables - (0.4)%
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Acacia Research Corp.(Æ) (2,053) (8)
AeroVironment , Inc.(Æ) (910) (115)
American Superconductor Corp.(Æ) (1,162) (13)
Badger Meter, Inc. (914) (141)
Casella Waste Systems, Inc. Class A(Æ) (1,955) (167)
Dorman Products, Inc.(Æ) (1,067) (89)
Frontier Group Holdings, Inc.(Æ) (5,050) (28)
Itron , Inc.(Æ) (77) (6)
LanzaTech Global, Inc.(Æ) (1,334) (7)
LCI Industries (184) (23)
Mirion Technologies, Inc.(Æ) (7,946) (81)
National CineMedia , Inc.(Æ) (600) (2)
NuScale Power Corp.(Æ) (851) (3)
Solid Power, Inc.(Æ) (3,998) (6)
Workhorse Group, Inc.(Æ) (8,232) (3)
Zurn Elkay Water Solutions Corp. (4,628) (136)
(828)
Technology - (1.0)%
Aehr Test Systems(Æ) (184) (5)
Atomera , Inc.(Æ) (1,473) (10)
Bentley Systems, Inc. Class B (2,908) (152)
BlackSky Technology, Inc.(Æ) (4,800) (7)
Cars.com, Inc.(Æ) (2,044) (39)
Clearfield, Inc.(Æ) (1,314) (38)
Digi International, Inc.(Æ) (1,433) (37)
Digimarc Corp.(Æ) (500) (18)
Entegris , Inc. (1,621) (194)
Envestnet , Inc.(Æ) (1,883) (93)
ePlus , Inc.(Æ) (842) (67)
Frontier Communications Parent, Inc.(Æ) (9,378) (238)
Gen Digital, Inc. (8,674) (198)
Matterport , Inc.(Æ) (11,500) (31)
MKS Instruments, Inc. (1,324) (136)
Onto Innovation, Inc.(Æ) (1,202) (184)
PAR Technology Corp.(Æ) (2,330) (102)
Porch Group, Inc.(Æ) (3,679) (11)
PTC, Inc.(Æ) (1,024) (179)
Shutterstock , Inc. (1,191) (58)
SoundHound AI, Inc. Class A(Æ) (5,243) (11)
Terran Orbital Corp.(Æ) (13,695) (16)
Unity Software, Inc.(Æ) (425) (17)
Veeco Instruments, Inc.(Æ) (1,834) (57)
ViaSat , Inc.(Æ) (5,029) (141)
Vishay Intertechnology , Inc. (5,396) (129)
(2,168)
Utilities - (0.2)%
Chord Energy Corp. (229) (38)
Cogent Communications Holdings, Inc. (1,845) (140)
Equitrans Midstream Corp. (4,773) (49)

Russell Investment Funds
U.S. Small Cap Equity Fund
Schedule of Investments, continued — December 31, 2023
See accompanying notes which are an integral part of the financial statements.
42 U.S. Small Cap Equity Fund
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Lumen Technologies, Inc.(Æ) (6,913) (13)
Northern Oil and Gas, Inc. (1,714) (64)
Otter Tail Corp. (900) (76)
Tellurian, Inc.(Æ) (27,157) (20)
(400)
Total Securities Sold Short
(proceeds $10,105) (10,603)
Other Assets and Liabilities,
Net - (1.5)%
(3,281)
Net Assets - 100.0%
215,879

Russell Investment Funds
U.S. Small Cap Equity Fund
Schedule of Investments, continued — December 31, 2023
See accompanying notes which are an integral part of the financial statements.
U.S. Small Cap Equity Fund 43
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
0.0%
JER Investment Trust, Inc. 05/27/04 1,771 82.03 145 —
—
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Long Positions
Russell 2000 E-Mini Index Futures 98 USD 10,034 03/24 639
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts 639
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total % of Net Assets
Common Stocks
Consumer Discretionary $ 25,109 $ — $ —
$ —
$ 25,109 11 .6
Consumer Staples 6,342 — —
—
6,342 2 .9
Energy 9,686 — —
—
9,686 4 .5
Financial Services 45,199 — —
—
45,199 20 .9
Health Care 35,883 — 12
—
35,895 16 .6
Materials and Processing 18,098 — 10
—
18,108 8 .4
Producer Durables 35,100 — —
—
35,100 16 .3
Technology 29,329 — —
—
29,329 13 .6
Utilities 11,858 — —
—
11,858 5 .5
Short-Term Investments — — — 9,962 9,962 4 .6
Other Securities — — — 3,175 3,175 1 .5
Total Investments 216,604 — 22 13,137 229,763 106 .4
Securities Sold Short
*
(10,603) — — — (10,603) (4 .9)
Other Assets and Liabilities, Net
(1 .5)
100 .0

Russell Investment Funds
U.S. Small Cap Equity Fund
Schedule of Investments, continued — December 31, 2023
See accompanying notes which are an integral part of the financial statements.
44 U.S. Small Cap Equity Fund
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total % of Net Assets
Other Financial Instruments
Assets
Futures Contracts 639 — — — 639 0 .3
Total Other Financial Instruments
**
$ 639 $ — $ — $ — $ 639
*
Refer to Schedule of Investments for detailed sector breakout.
**
Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a)
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of Investments.
For a description of the Levels, see note 2 in the Notes to Financial Statements.
For a disclosure on transfers into and out of Level 3 during the period ended December 31, 2023, if any, see note 2 in the Notes to Financial Statements.
Investments in which significant unobservable inputs (Level 3) were used in determining a fair value as of December 31, 2023, if any, were less than 1% of net assets.

Russell Investment Funds
U.S. Small Cap Equity Fund
Fair Value of Derivative Instruments — December 31, 2023
See accompanying notes which are an integral part of the financial statements.
U.S. Small Cap Equity Fund 45
Amounts in thousands
Derivatives not accounted for as hedging instruments
Equity
Contracts
Location: Statement of Assets and Liabilities - Assets
Variation margin on futures contracts* $ 639
Derivatives not accounted for as hedging instruments
Equity
Contracts
Location: Statement of Operations - Net realized gain (loss)
Futures contracts $ 330
Location: Statement of Operations - Net change in unrealized appreciation (depreciation)
Futures contracts $ 916
* Includes cumulative appreciation (depreciation) of futures contracts as reported in the Schedule of Investments. Only variation margin is reported within the
Statement of Assets and Liabilities.
For further disclosure on derivatives see note 2 in the Notes to Financial Statements.

Russell Investment Funds
U.S. Small Cap Equity Fund
Balance Sheet Offsetting of Financial and Derivative Instruments —
December 31, 2023
See accompanying notes which are an integral part of the financial statements.
46 U.S. Small Cap Equity Fund
Amounts in thousands
Offsetting of Financial Assets and Derivative Assets
Description Location: Statement of Assets and Liabilities - Assets
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statement
of Assets
and
Liabilities
Net Amounts
of Assets
Presented in
the Statement
of Assets and
Liabilities
Securities on Loan* Investments, at fair value $ 2,917 $ — $ 2,917
Total Financial and Derivative Assets
2,917 — 2,917
Financial and Derivative Assets not subject to a netting agreement
— — —
Total Financial and Derivative Assets subject to a netting agreement
$ 2,917 $ — $ 2,917
Financial Assets, Derivative Assets, and Collateral Held by Counterparty
Gross Amounts Not Offset
in the Statement of Assets
and Liabilities
Counterparty
Net Amounts
of Assets
Presented in
the Statement
of Assets and
Liabilities
Financial
and
Derivative
Instruments
Collateral
Received^ Net Amount
Bank of America
$ 87 $ — $ 87 $ —
Barclays
225 — 225 —
Citigroup
922 — 922 —
Fidelity
475 — 475 —
Goldman Sachs
278 — 278 —
Morgan Stanley
352 — 352 —
National Bank of Canada
65 — 65 —
UBS
74 — 74 —
Wells Fargo
439 — 439 —
Total
$ 2,917 $ — $ 2,917 $ —

Russell Investment Funds
U.S. Small Cap Equity Fund
Balance Sheet Offsetting of Financial and Derivative Instruments, continued
— December 31, 2023
See accompanying notes which are an integral part of the financial statements.
U.S. Small Cap Equity Fund 47
Amounts in thousands
Offsetting of Financial Liabilities and Derivative Liabilities
Description Location: Statement of Assets and Liabilities - Liabilities
Gross
Amounts of
Recognized
Liabilities
Gross
Amounts
Offset in the
Statement
of Assets
and
Liabilities
Net Amounts
of Liabilities
Presented in
the Statement
of Assets and
Liabilities
Short Sales Securities sold short, at fair value $ 10,603 $ — $ 10,603
Total Financial and Derivative Liabilities
10,603 — 10,603
Financial and Derivative Liabilities not subject to a netting agreement
— — —
Total Financial and Derivative Liabilities subject to a netting agreement
$ 10,603 $ — $ 10,603
Financial Liabilities, Derivative Liabilities, and Collateral Pledged by Counterparty
Gross Amounts Not Offset
in the Statement of Assets
and Liabilities
Counterparty
Net Amounts
of Liabilities
Presented in
the Statement
of Assets and
Liabilities
Financial
and
Derivative
Instruments
Collateral
Pledged^ Net Amount
State Street $ 10,603 $ — $ 10,603 $ —
Total
$ 10,603 $ — $ 10,603 $ —
*      Fair value of securities on loan as reported in the footnotes to the Statement of Assets and Liabilities.
^      Collateral received or pledged amounts may not reconcile to those disclosed in the Statement of Assets and Liabilities due to the inclusion of off-Balance
Sheet collateral and adjustments made to exclude overcollateralization.
For further disclosure on derivatives and counterparty risk see note 2 in the Notes to Financial Statements.

Russell Investment Funds
U.S. Small Cap Equity Fund
See accompanying notes which are an integral part of the financial statements.
48 U.S. Small Cap Equity Fund
Statement of Assets and Liabilities — December 31, 2023
Amounts in thousands
Assets
Investments, at identified cost ......................................................................................................................................................
$ 201,916
Investments, at fair value(*)(>) ....................................................................................................................................................
229,763
Foreign currency holdings(^) ....................................................................................................................................................... 28
Receivables:
Dividends and interest ...................................................................................................................................................... 221
Dividends from affiliated funds ....................................................................................................................................... 53
Investments sold ............................................................................................................................................................... 1,589
Fund shares sold ............................................................................................................................................................... 13
Variation margin on futures contracts .............................................................................................................................. 639
Total assets ...............................................................................................................................................................
232,306
Liabilities
Payables:
Due to broker (a) .............................................................................................................................................................. 157
Investments purchased ..................................................................................................................................................... 2,191
Fund shares redeemed ...................................................................................................................................................... 17
Accrued fees to affiliates .................................................................................................................................................. 165
Other accrued expenses .................................................................................................................................................... 119
Securities sold short, at fair value(‡) ........................................................................................................................................... 10,603
Payable upon return of securities loaned ..................................................................................................................................... 3,175
Total liabilities ...........................................................................................................................................................
16,427
Net Assets ...............................................................................................................................................................
$ 215,879

Russell Investment Funds
U.S. Small Cap Equity Fund
See accompanying notes which are an integral part of the financial statements.
U.S. Small Cap Equity Fund 49
Statement of Assets and Liabilities, continued — December 31, 2023
Amounts in thousands
Net Assets Consist of:
Total distributable earnings (losses) .............................................................................................................................................
$ 24,031
Shares of beneficial interest .........................................................................................................................................................
153
Additional paid-in capital ............................................................................................................................................................
191,695
Net Assets ...............................................................................................................................................................
$ 215,879
Net Asset Value
,
offering and redemption price per share:
Net asset value per share: (#) ...................................................................................................................................................... $ 14.08
Net assets ............................................................................................................................................................................. $ 215,879,150
Shares outstanding ($.01 par value) ..................................................................................................................................... 15,327,852
Amounts in thousands
(^)     Foreign currency holdings - cost $ 28
(*)     Securities on loan included in investments $ 2,917
(‡)     Proceeds on securities sold short $ 10,105
(>)     Investments in affiliates, U.S. Cash Management Fund and U.S. Cash Collateral Fund $ 13,137
(a)   Due to Broker for Futures $ 157
(#) Net asset value per share equals net assets divided by shares of beneficial interest outstanding.

Russell Investment Funds
U.S. Small Cap Equity Fund
See accompanying notes which are an integral part of the financial statements.
50 U.S. Small Cap Equity Fund
Statement of Operations — For the Period Ended December 31, 2023
Amounts in thousands
Investment Income
Dividends ......................................................................................................................................................................... $ 3,151
Dividends from affiliated funds ....................................................................................................................................... 548
Interest .............................................................................................................................................................................. 36
Securities lending income (net) ....................................................................................................................................... 41
Total investment income ..............................................................................................................................................................
3,776
Expenses
Advisory fees ................................................................................................................................................................... 1,859
Administrative fees .......................................................................................................................................................... 103
Custodian fees .................................................................................................................................................................. 91
Transfer agent fees .......................................................................................................................................................... 9
Professional fees .............................................................................................................................................................. 77
Trustees’ fees .................................................................................................................................................................... 13
Printing fees ..................................................................................................................................................................... 18
Dividends from securities sold short ................................................................................................................................ 165
Interest expense paid on securities sold short .................................................................................................................. 74
Miscellaneous .................................................................................................................................................................. 9
Expenses before reductions .............................................................................................................................................. 2,418
Expense reductions .......................................................................................................................................................... (83)
Net expenses ................................................................................................................................................................................
2,335
Net investment income (loss) .......................................................................................................................................................
1,441
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments ...................................................................................................................................................................... 4,834
Futures contracts .............................................................................................................................................................. 330
Securities sold short ......................................................................................................................................................... 754
Net realized gain (loss) ................................................................................................................................................................
5,918
Net change in unrealized appreciation (depreciation) on:
Investments   .................................................................................................................................................................... 20,772
Investments in affiliated funds ......................................................................................................................................... (2)
Futures contracts .............................................................................................................................................................. 916
Securities sold short ......................................................................................................................................................... (2,308)
Net change in unrealized appreciation (depreciation) ................................................................................................................. 19,378
Net realized and unrealized gain (loss) ........................................................................................................................................ 25,296
Net Increase (Decrease) in Net Assets from Operations ....................................................................................
$ 26,737

Russell Investment Funds
U.S. Small Cap Equity Fund
See accompanying notes which are an integral part of the financial statements.
U.S. Small Cap Equity Fund 51
Statements of Changes in Net Assets
Amounts in thousands
For the Periods Ended December 31,
2023 2022
Increase (Decrease) in Net Assets
Operations
Net investment income (loss) .............................................................................................................. $ 1,441 $ 887
Net realized gain (loss) ....................................................................................................................... 5,918 (2,264)
Net change in unrealized appreciation (depreciation) ........................................................................ 19,378 (39,491)
Net increase (decrease) in net assets from operations .............................................................................. 26,737 (40,868)
Distributions
To shareholders ................................................................................................................................... (2,804) (4,984)
Net decrease in net assets from distributions ............................................................................................ (2,804) (4,984)
Share Transactions*
Net increase (decrease) in net assets from share transactions ................................................................... (14,216) (5,539)
Total Net Increase (Decrease) in Net Assets ........................................................................
9,717 (51,391)
Net Assets
Beginning of period .................................................................................................................................. 206,162 257,553
End of period .............................................................................................................................................
$ 215,879 $ 206,162
* Share transaction amounts (in thousands) for the periods ended December 31, 2023 and December 31, 2022 were as follows:
2023 2022
Shares Dollars Shares Dollars
Proceeds from shares sold 586 $ 7,441 469 $ 6,287
Proceeds from reinvestment of distributions 208 2,804 365 4,984
Payments for shares redeemed (1,878) (24,461) (1,291) (16,810)
Total increase (decrease)
(1,084) $ (14,216) (457) $ (5,539)

Russell Investment Funds
U.S. Small Cap Equity Fund
Financial Highlights — For the Periods Ended
See accompanying notes which are an integral part of the financial statements.
52 U.S. Small Cap Equity Fund
For a Share Outstanding Throughout Each Period.
$
Net Asset Value,
Beginning of
Period
$
Net Investment
Income (Loss)
(
ƥ
)(
Ƃ
)
$
Net Realized
and Unrealized
Gain (Loss)
$
Total from
Investment
Operations
$
Distributions
from Net
Investment Income
$
Distributions
from Net
Realized Gain
December 31, 2023 12.56 .09 1.61 1.70 (.09) (.09)
December 31, 2022 15.27 .05 (2.46) (2.41) (.03) (.27)
December 31, 2021 15.75 .01 3.92 3.93 (.04) (4.37)
December 31, 2020 14.30 .02 1.75 1.77 (.01) (.31)
December 31, 2019 11.86 .05 2.68 2.73 (.07) (.22)

See accompanying notes which are an integral part of the financial statements.
U.S. Small Cap Equity Fund 53
$
Total
Distributions
$
Net Asset Value,
End of
Period
%
Total
Return
(
±
)
$
Net Assets,
End of Period
(000)
%
Ratio of Expenses
to Average
Net Assets,
Gross
%
Ratio of Expenses
to Average
Net Assets,
Net
(
Ƃ
)(Δ)
%
Ratio of Net
Investment Income
to Average
Net Assets
(
Ƃ
)
%
Portfolio
Turnover Rate
(.18) 14.08 13.6 1 215,879 1.17 1.13 .70 87
(.30) 12.56 (15.96) 206,162 1.15 1.12 .40 101
(4.41) 15.27 25.79 257,553 1.14 1.13 .05 114
(.32) 15.75 12.70 236,264 1.25 1.25 .12 125
(.29) 14.30 23.07 227,899 1.19 1.19 .34 127

Russell Investment Funds
U.S. Small Cap Equity Fund
See accompanying notes which are an integral part of the financial statements.
54 U.S, Small Cap Equity Fund
Related Party Transactions, Fees and Expenses
Accrued fees payable to affiliates as of December 31, 2023 were as follows:
Transactions (amounts in thousands) during the period ended December 31, 2023 with underlying funds which are, or were, an affiliated company are as follows:
Federal Income Taxes
At December 31, 2023, the cost of investments, net unrealized appreciation (depreciation), and components of distributable earnings for income tax purposes were as follows:
For the fiscal years ended December 31, 2023 and December 31, 2022, respectively, the Fund made the following tax basis distributions:
Net investment income and net realized gains (losses) in the financial statements may differ from taxable net investment income and net realized gains (losses). Capital accounts within the financial statements are adjusted for permanent differences between book and tax accounting.  These differences may be due to foreign currency gains or losses, reclassifications of dividends and/or differences in treatment of income from swaps. These adjustments have no impact on the net assets. At December 31, 2023, there were no adjustments to the Statement of Assets and Liabilities .
Advisory fees $ 152,520
Administrative fees 8,867
Transfer agent fees 780
Trustee fees 2,440
$ 164,607
Fair Value,
Beginning of
Period Purchases Sales
Realized Gain
(Loss)
Change in
Unrealized
Gain (Loss)
Fair Value, End
of Period
Income
Distributions
Capital Gains
Distributions
U.S. Cash Management Fund $ 9,967 $ 70,112 $ 70,115 $ — $ (2) $ 9,962 $ 548 $ —
U.S. Cash Collateral Fund 4,245 36,922 37,992 — — 3,175 169 —
$ 14,212 $ 107,034 $ 108,107 $ — $ (2) $ 13,137 $ 717 $ —
Cost of
Investments
Unrealized
Appreciation
Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
Undistributed
Ordinary Income
Undistributed
Long-Term
Capital Gains
(Capital Loss
Carryforward)
$ 197,685,958 $ 33,784,861 $ (12,310,599) $ 21,474,262 $ — $ 2,583,925
December 31, 2023 December 31, 2022
Ordinary Income
Distributions
Long-Term
Capital Gain
Distributions
Return of
Capital
Ordinary Income
Distributions
Long-Term
Capital Gain
Distributions
Return of
Capital
$ 1,319,178 $ 1,484,615 $ — $ 964,587 $ 4,019,719 $ —

Russell Investment Funds
International Developed Markets Fund
Portfolio Management Discussion and Analysis — December 31, 2023
(Unaudited)
International Developed Markets Fund 55
International Developed Markets Fund
Total
Return
1 Year 16 .26%
5 Years 7 .46%§
10 Years 3 .94%§
MSCI World ex USA Index (Net)
**
Total
Return
1 Year 17 .94%
5 Years 8 .45%§
10 Years 4 .32%§
International Develop ed Markets Linked Benchmark
***
Total
Return
1 Year 17 .94%
5 Years 8 .45%§
10 Years 4 .42%§

Russell Investment Funds
International Developed Markets Fund
Portfolio Management Discussion and Analysis, continued — December 31,
2023 (Unaudited)
56 International Developed Markets Fund
The International Developed Markets Fund (the “Fund”)
employs a multi-manager approach whereby Russell Investment
Management, LLC (“RIM”) manages a portion of the Fund’s
assets based upon model portfolios provided by multiple non-
discretionary money managers. The Fund’s money managers
have non-discretionary assignments pursuant to which they
provide a model portfolio to RIM representing their investment recommendations, based upon which RIM purchases and sells
securities for the Fund. RIM also manages the portion of the
Fund’s assets that RIM determines not to manage based upon
model portfolios provided by the Fund’s money managers. RIM
may change the allocation of the Fund’s assets at any time. An exemptive order from the Securities and Exchange Commission
permits RIM to engage or terminate a money manager at
any time, subject to approval by the Fund’s Board, without a shareholder vote. Pursuant to the terms of the exemptive order, the Fund is required to notify its shareholders within 90 days of when a money manager begins providing services. As of
December 31, 2023, the Fund had three money managers.
What is the Fund’s investment objective?
The Fund seeks to provide long-term capital growth.
How did the Fund perform relative to its benchmark
for the fiscal year ended December 31, 2023?
For the fiscal year ended December 31, 2023 (the “fiscal year”), the Fund gained 16.26%. This is compared to the Fund’s
benchmark, the MSCI World ex USA Index (Net), which gained
17.94% during the fiscal year. The Fund’s performance includes operating expenses, whereas index returns are unmanaged and
do not include expenses of any kind.
For the fiscal year, the Morningstar
®
Insurance Foreign Large
Blend Category, a group of funds that Morningstar, Inc.
considers to have investment strategies similar to those of the
Fund, gained 16.66%. This return serves as a peer comparison and is expressed net of operating expenses.
How did market conditions affect the Fund’s
performance?
Overall, within non-U.S. developed markets, Europe ex UK was the best performing region in an up market, while Asia-Pacific ex-Japan underperformed relative to other non-U.S. developed markets.
In terms of sector performance within the Fund’s benchmark
over the fiscal year, all sectors were positive with the top performers being the information technology and industrials
sectors. Real estate and consumer staples were the weakest
performing sectors.
From a factor perspective, the value factor had the strongest performance, while small capitalization size and growth factor were the main detractors over the fiscal year.
How did the investment strategies and techniques
employed by the Fund and its money managers affect
its benchmark relative performance?
The Fund’s tilt towards value was rewarded, while a tilt towards smaller capitalization companies detracted. Sector allocation contributed positively to performance, with underweights
to health care and real estate being the key contributors. The
Fund’s regional allocation produced flat performance, with
an underweight to Asia-Pacific ex-Japan as a tailwind and an overweight to emerging markets as a modest headwind. Stock
selection was ineffective over the fiscal year, particularly with respect to selection within information technology and
industrials.
With respect to certain of the Fund’s money managers,
Wellington Management Company LLP’s (“Wellington”)
International Contrarian Value ex Small Cap strategy contributed positively to performance. Wellington’s tilt towards value was rewarded. Sector positioning was a headwind, mainly driven
by underweights to information technology and industrials.
Regional allocations detracted from performance, with an
exposure to emerging markets being the main detractor. Stock selection contributed positively to performance, particularly within financials and energy.
Intermede Investment Partners Limited and Intermede Global
Partners Inc.’s growth strategy detracted from performance.
Tilts away from value and towards quality were not rewarded.
An overweight to information technology and an underweight
to health care were rewarded, while stock selection within
industrials and financials detracted. Regional positioning
detracted from performance, mainly driven by overweight
exposures to emerging markets. Stock selection within this
region was effective and partially offset the negative allocation impact.
RIM manages assets not allocated to money manager strategies and the Fund’s cash balances.
RIM manages a multi-factor positioning strategy that seeks to increase the Fund’s value and quality exposure while moderating volatility exposure and expressing RIM’s total preferred
positioning across multiple factors and sectors. The strategy uses output from quantitative and/or rules-based processes and qualitative analysis to purchase a stock portfolio expressing these views. The positioning strategy underperformed the Fund’s benchmark for the fiscal year as the strategy’s overweight to quality and lower volatility detracted.

Russell Investment Funds
International Developed Markets Fund
Portfolio Management Discussion and Analysis, continued — December 31,
2023 (Unaudited)
International Developed Markets Fund 57
In addition, RIM utilized equity index futures and currency
forward contracts to seek to position the portfolio to meet
RIM’s overall preferred positioning with respect to country
and currency exposures. This strategy contributed positively to performance during the fiscal year.
During the fiscal year, RIM used index futures contracts to
equitize a portion of the Fund’s cash and this strategy performed as expected.
Describe any changes to the Fund’s structure or the
money manager line-up.
There were no changes to the Fund’s structure or money
manager line-up during the fiscal year.
The views expressed in this report reflect those of
the portfolio managers only through the end of the
fiscal year covered by the report. These views do not
necessarily represent the views of RIM or any other
person in RIM or any other affiliated organization.
These views are subject to change at any time based
upon market conditions or other events, and RIM
disclaims any responsibility to update the views
contained herein. These views should not be relied
on as investment advice and, because investment
decisions for a Russell Investment Funds (“RIF”)
Fund are based on numerous factors, should not be
relied on as an indication of investment decisions of
any RIF Fund.
Money Managers as of December 31,
2023 Styles
Intermede Investment Partners Limited and
Intermede Global Partners Inc. Growth
Pzena Investment Management LLC Value
Wellington Management Company LLP Blend
* Assumes initial investment on January 1, 2014.
** MSCI World ex USA Index (Net) is a free float ‐ adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets, excluding the U.S. The index consists of 22 developed market country indexes.
*** International Developed Markets Linked Benchmark provides a means to compare the Fund’s average annual returns to a secondary benchmark that takes into account historical changes in the Fund’s primary benchmark. The International Developed Markets Linked Benchmark represents the returns of the
Russell Developed ex US Large Cap Index (net of tax on dividends from foreign holdings) through December 31, 2017, and the returns of the MSCI World ex USA Index (net of tax on dividends from foreign holdings) thereafter.
§ Annualized.
The performance shown in this section does not reflect any Insurance Company Separate Account or Policy Charges. Performance is historical and assumes reinvestment of all dividends and capital gains.  Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than when purchased.  Past performance is not indicative of future results.  Additionally, the returns presented herein may differ from the performance reported in the Financial Highlights as the returns herein are calculated in a manner consistent with standardized performance in accordance with Securities and
Exchange Commission rules, while the performance in the Financial Highlights has been calculated in accordance with U.S. Generally Accepted Accounting
Principles (“U.S. GAAP”).

Russell Investment Funds
International Developed Markets Fund
Shareholder Expense Example — December 31, 2023 (Unaudited)
58 International Developed Markets Fund
Fund Expenses
The following disclosure provides important information
regarding the Fund’s Shareholder Expense Example
(“Example”).
Example
As a shareholder of the Fund, you incur two types of costs: (1)
transaction costs, and (2) ongoing costs, including advisory and administrative fees and other Fund expenses. The Example is
intended to help you understand your ongoing costs (in dollars)
of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this Fund is from July 1, 2023 to December 31, 2023 .
Actual Expenses
The information in the table under the heading “Actual
Performance” provides information about actual account
values and actual expenses. You may use the information in
this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first column in the row entitled “Expenses Paid During
Period” to estimate the expenses you paid on your account
during this period.
Hypothetical Example for Comparison Purposes
The information in the table under the heading “Hypothetical
Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses
based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the
Fund’s actual return. The hypothetical account values and
expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the
Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant
to highlight your ongoing costs only and do not reflect any
transactional costs. Therefore, the information under the heading
“Hypothetical Performance (5% return before expenses)” is
useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The fees and expenses shown in this
section do not reflect any Insurance Company Separate Account
Policy Charges.
Actual
Performance
Hypothetical
Performance
(5% return
before
expenses)
Beginning Account Value
July 1, 2023 $ 1,000.00 $ 1,000.00
Ending Account Value
December 31, 2023 $ 1,043.70 $ 1,020.01
Expenses Paid During Period* $ 5.31 $ 5.24
* Expenses are equal to the Fund's annualized expense ratio of 1.03%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184 / 365 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

Russell Investment Funds
International Developed Markets Fund
Schedule of Investments — December 31, 2023
See accompanying notes which are an integral part of the financial statements.
International Developed Markets Fund 59
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Common Stocks - 91.9%
Australia - 2.0%
Aristocrat Leisure, Ltd. 3,255 90
ASX, Ltd. - ADR 2,670 115
BHP Group, Ltd. - ADR 45,746 1,568
Brambles, Ltd. 12,115 112
Coles Group, Ltd. 10,103 111
Commonwealth Bank of Australia
- ADR 3,378 257
Fortescue Metals Group, Ltd. 16,319 323
Glencore PLC 130,880 785
Independence Group NL 8,791 54
Insurance Australia Group, Ltd. 93,947 362
Medibank Pvt, Ltd. 36,191 88
Northern Star Resources, Ltd. 10,952 102
QBE Insurance Group, Ltd. 56,604 571
Rio Tinto PLC 9,685 719
Rio Tinto, Ltd. - ADR 1,154 106
Sonic Healthcare, Ltd. 3,598 78
Telstra Group, Ltd. 201,926 544
Wesfarmers, Ltd. 3,132 122
Woodside Energy Group, Ltd. 36,570 775
6,882
Austria - 0.7%
ams AG(Æ) 94,328 238
Erste Group Bank AG 36,555 1,483
Mondi PLC 41,954 821
2,542
Belgium - 0.3%
Ageas SA 10,110 440
Proximus SADP 32,390 304
UCB SA 1,259 110
854
Brazil - 1.0%
Ambev SA(Æ) 324,727 915
Atacadao SA 126,340 323
Banco Bradesco SA - ADR 192,385 673
Banco do Brasil SA 36,500 417
Cia de Saneamento Basico do Estado de
Sao Paulo(Æ) 25,784 394
Telefonica Brasil SA 49,774 547
Ultrapar Participacoes SA 24,697 134
Yara International ASA 2,286 81
3,484
Burkina Faso - 0.1%
Endeavour Mining PLC 8,315 187
Canada - 5.1%
Alimentation Couche-Tard, Inc. 2,589 152
ARC Resources, Ltd. 17,373 258
Bank of Montreal 995 98
Bank of Nova Scotia (The) 2,326 113
Barrick Gold Corp. 27,207 491
CAE, Inc.(Æ) 74,082 1,599
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Canadian Imperial Bank of Commerce 2,428 117
Canadian National Railway Co. 17,412 2,189
Canadian Natural Resources, Ltd. 3,283 215
Canadian Pacific Kansas City, Ltd. 1,090 86
CCL Industries, Inc. Class B 948 43
Cenovus Energy, Inc. 7,657 128
CGI Group, Inc.(Æ) 1,155 124
Constellation Software, Inc. 82 203
Dollarama, Inc. 8,669 625
Enbridge, Inc. 4,216 152
Fairfax Financial Holdings, Ltd. 109 101
Great-West Lifeco, Inc. 13,568 449
iA Financial Corp., Inc. 5,254 358
Imperial Oil, Ltd. 1,855 106
Intact Financial Corp. 883 136
Loblaw Cos., Ltd. 984 95
Magna International, Inc. Class A 19,381 1,145
Manulife Financial Corp. 44,674 987
Metro, Inc. Class A 960 50
National Bank of Canada 9,773 745
Nutrien, Ltd. 2,561 144
Royal Bank of Canada - GDR 13,709 1,386
Saputo, Inc. - ADR 4,003 81
Shopify, Inc. Class A(Æ) 11,725 913
Stantec, Inc. 10,477 841
Sun Life Financial, Inc. 18,065 937
Suncor Energy, Inc. 5,749 184
Teck Resources, Ltd. Class B 2,025 86
TELUS Corp. 3,860 69
TFI International, Inc. 924 126
Thomson Reuters Corp. 371 54
Toronto-Dominion Bank (The) 19,265 1,245
Tourmaline Oil Corp. 15,090 679
West Fraser Timber Co., Ltd. 968 83
17,593
China - 2.1%
Alibaba Group Holding, Ltd. 116,614 1,127
Anta Sports Products, Ltd. 37,400 365
Baidu, Inc. Class A(Æ) 3,850 57
BOC Hong Kong Holdings, Ltd. 26,000 70
BYD Co., Ltd. Class H 24,000 660
China Merchants Bank Co., Ltd. Class
H 67,000 233
China Overseas Land & Investment,
Ltd. 201,000 356
Dongfeng Motor Group Co., Ltd. Class
H 218,000 109
H World Group, Ltd. - ADR 12,654 423
Haier Smart Home Co., Ltd. Class H 202,000 572
Tencent Holdings, Ltd. 81,684 3,086
Wilmar International, Ltd. 19,000 51
7,109
Denmark - 2.0%
AP Moller - Maersk A/S Class B 49 88
Chr Hansen Holding A/S 976 82

Russell Investment Funds
International Developed Markets Fund
Schedule of Investments, continued — December 31, 2023
See accompanying notes which are an integral part of the financial statements.
60 International Developed Markets Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Coloplast A/S Class B 619 71
Danske Bank A/S 30,593 817
Genmab A/S(Æ) 283 90
Novo Nordisk A/S Class B 48,072 4,972
Novozymes A/S Class B 589 32
Tryg A/S 3,314 72
Vestas Wind Systems A/S(Æ) 25,593 814
7,038
Finland - 0.9%
Elisa OYJ 7,630 354
Kone OYJ Class B 1,965 98
Mandatum OYJ(Æ) 1,521 7
Nokia OYJ(Þ) 385,345 1,324
Nordea Bank Abp 7,566 94
Sampo OYJ Class A 7,597 332
UPM-Kymmene OYJ 23,207 873
3,082
France - 8.8%
Accor SA 45,475 1,739
Air Liquide SA Class A 1,536 299
Airbus Group SE 7,832 1,209
Amundi SA(Þ) 15,333 1,049
AXA SA 28,652 935
BNP Paribas SA 10,570 732
Bouygues SA - ADR 10,378 392
Bureau Veritas SA 36,735 928
Capgemini SE 3,684 771
Carrefour SA 25,210 461
Cie de Saint-Gobain SA 11,614 859
Danone SA 5,661 367
Dassault Aviation SA 3,627 718
Dassault Systemes SE 2,279 112
Edenred SE 1,731 104
Eiffage SA 915 98
Engie SA 53,357 938
EssilorLuxottica SA 558 112
Eurazeo SE 1,650 131
Hermes International 83 176
Kering 238 106
La Francaise des Jeux SAEM(Þ) 612 22
Legrand SA - ADR 1,065 111
L'Oreal SA 3,601 1,790
LVMH Moet Hennessy Louis Vuitton
SE - ADR 4,120 3,342
Michelin (CGDE) 59,747 2,147
Orange SA - ADR 61,313 698
Pernod Ricard SA 7,675 1,357
Publicis Groupe SA - ADR 5,565 517
Renault SA 10,253 420
Rexel SA Class H 50,636 1,392
Sartorius Stedim Biotech 7,137 1,896
Societe Generale SA 25,733 686
Teleperformance - GDR 7,184 1,050
Thales SA 1,678 248
TotalEnergies SE 28,953 1,967
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Valeo SE 19,170 296
Vinci SA 3,135 394
30,569
Germany - 5.9%
adidas AG 3,144 639
Allianz SE 1,645 439
BASF SE 41,469 2,233
Bayer AG 15,368 571
Beiersdorf AG 941 141
Brenntag SE 6,628 609
CECONOMY AG(Æ) 28,820 79
Continental AG 4,685 398
Covestro AG(Æ)(Þ) 21,722 1,263
Daimler Truck Holding AG 57,039 2,142
Deutsche Boerse AG 13,024 2,681
Deutsche Post AG 2,236 111
Deutsche Telekom AG 13,170 316
E.ON SE 8,607 115
Evonik Industries AG 49,931 1,019
Fresenius Medical Care AG & Co.
KGaA 23,953 1,002
Fresenius SE & Co. KGaA 17,631 547
GEA Group AG 6,603 275
Hannover Rueck SE 3,054 730
Heidelberg Materials AG 10,133 905
Infineon Technologies AG - ADR 20,673 862
Mercedes-Benz Group AG 4,697 324
Merck KGaA 489 78
Muenchener Rueckversicherungs-
Gesellschaft AG 2,252 933
Rheinmetall AG 1,902 603
SAP SE - ADR 3,390 522
Siemens AG 3,988 748
Symrise AG 870 96
Talanx AG 1,383 99
20,480
Hong Kong - 2.6%
AIA Group, Ltd. 311,939 2,709
CK Asset Holdings, Ltd. 91,049 455
CK Hutchison Holdings, Ltd. Class B 87,313 470
CLP Holdings, Ltd. 67,500 556
Hang Seng Bank, Ltd. 36,700 427
Hong Kong & China Gas Co., Ltd. 110,000 85
Hong Kong Exchanges & Clearing, Ltd. 18,800 643
MTR Corp., Ltd. 71,000 277
Power Assets Holdings, Ltd. 82,000 475
Sino Land Co., Ltd. 56,000 61
Sun Hung Kai Properties, Ltd. 8,500 92
Techtronic Industries Co., Ltd. 202,271 2,419
WH Group, Ltd.(Þ) 538,000 347
9,016
Hungary - 0.1%
OTP Bank PLC 8,256 376

Russell Investment Funds
International Developed Markets Fund
Schedule of Investments, continued — December 31, 2023
See accompanying notes which are an integral part of the financial statements.
International Developed Markets Fund 61
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
India - 0.8%
HDFC Bank, Ltd. - ADR 43,175 2,898
Ireland - 3.4%
Accenture PLC Class A 8,426 2,957
AIB Group PLC 84,719 363
Bank of Ireland Group PLC 89,967 816
Flutter Entertainment PLC(Æ) 5,620 995
Kerry Group PLC Class A 16,870 1,463
Linde PLC 8,488 3,486
Medtronic PLC 6,678 550
Ryanair Holdings PLC - ADR(Æ) 7,202 960
Smurfit Kappa Group PLC 2,179 86
11,676
Israel - 0.1%
Bank Hapoalim BM 10,568 95
Bank Leumi Le-Israel BM 12,839 103
Check Point Software Technologies,
Ltd.(Æ) 1,026 157
Nice, Ltd.(Æ) 547 109
464
Italy - 2.6%
Assicurazioni Generali SpA 6,169 130
BPER Banca 125,260 419
Coca-Cola HBC AG - ADR(Æ) 2,806 82
Davide Campari-Milano NV 56,397 636
Enel SpA 224,172 1,668
Eni SpA - ADR(Þ) 60,104 1,020
FinecoBank Banca Fineco SpA 141,315 2,123
Moncler SpA 8,642 533
Recordati SpA 5,843 316
Snam Rete Gas SpA 100,956 520
Terna Rete Elettrica Nazionale SpA 44,770 373
UniCredit SpA 40,870 1,109
8,929
Japan - 14.7%
Advantest Corp. 7,600 262
Ajinomoto Co., Inc. 2,700 104
Alfresa Holdings Corp. 10,500 178
Alps Alpine Co., Ltd. 19,100 166
Amada Co., Ltd. 19,900 207
Asahi Group Holdings, Ltd. 1,600 60
Astellas Pharma, Inc. 60,700 728
Bandai Namco Holdings, Inc. 7,200 144
Bridgestone Corp. 25,800 1,066
Brother Industries, Ltd. 8,600 137
Canon, Inc. 38,100 977
Dai-ichi Life Holdings, Inc. 25,250 536
Daiichi Sankyo Co., Ltd. 26,600 736
Daikin Industries, Ltd. 500 81
Daito Trust Construction Co., Ltd. 3,500 405
Daiwa House Industry Co., Ltd. 4,700 142
DeNA Co., Ltd. 13,400 131
Denso Corp. 38,400 576
Eisai Co., Ltd. 11,940 597
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Fast Retailing Co., Ltd. 400 99
Fuji Electric Co., Ltd. 1,900 81
FUJIFILM Holdings Corp. 1,900 114
Fujitsu, Ltd. 900 136
Fukuoka Financial Group, Inc. 21,200 500
Hakuhodo DY Holdings, Inc. 17,200 131
Hino Motors, Ltd.(Æ) 37,700 123
Hirose Electric Co., Ltd. 1,100 124
Honda Motor Co., Ltd. 39,813 412
Hoya Corp. 800 100
Iida Group Holdings Co., Ltd. 21,800 325
Isuzu Motors, Ltd. 55,300 709
ITOCHU Corp. 20,000 816
Japan Airlines Co., Ltd. 15,600 307
Japan Exchange Group, Inc. 5,000 106
Japan Post Bank Co., Ltd. Class A 4,600 47
Japan Post Holdings Co., Ltd. 15,600 139
Japan Tobacco, Inc. 27,400 707
JGC Holdings Corp. 18,600 214
Kajima Corp. 5,100 85
Kao Corp. 21,500 884
KDDI Corp.(Þ) 27,300 867
Keyence Corp. 5,600 2,455
Kirin Holdings Co., Ltd. 60,900 892
Komatsu, Ltd. 40,100 1,045
Kubota Corp. 41,000 615
Kyocera Corp. 59,200 861
Makita Corp. 15,068 414
McDonald's Holdings Co. Japan, Ltd. 2,700 117
MEIJI Holdings Co., Ltd. 8,400 199
Minebea Co., Ltd. 44,000 900
Mitsubishi Electric Corp. 61,300 865
Mitsubishi Estate Co., Ltd. 35,300 485
Mitsubishi Gas Chemical Co., Inc. 18,800 301
Mitsubishi HC Capital, Inc. 13,300 89
Mitsubishi UFJ Financial Group, Inc. 73,800 635
MS&AD Insurance Group Holdings,
Inc. 37,800 1,483
Murata Manufacturing Co., Ltd. 7,200 152
NEC Corp. 1,700 100
Nikon Corp. 18,600 183
Nintendo Co., Ltd. 4,200 219
Nippon Prologis, Inc.(Æ)(ö) 84 162
Nippon Telegraph & Telephone Corp. 237,350 290
Nippon Television Holdings, Inc. 15,800 172
Nissan Chemical Corp. 1,900 74
Nissan Motor Co., Ltd. 124,700 487
Nissin Foods Holdings Co., Ltd. 3,300 115
Nitto Denko Corp. 6,600 492
Nomura Holdings, Inc. 65,600 296
Obayashi Corp. 11,200 97
Obic Co., Ltd. 400 69
Olympus Corp. 37,300 538
Ono Pharmaceutical Co., Ltd. 38,391 686
ORIX Corp. 4,200 79
Otsuka Holdings Co., Ltd. 6,000 225
Panasonic Holdings Corp. 6,800 67

Russell Investment Funds
International Developed Markets Fund
Schedule of Investments, continued — December 31, 2023
See accompanying notes which are an integral part of the financial statements.
62 International Developed Markets Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Recruit Holdings Co., Ltd. 6,600 282
Resona Holdings, Inc. 231,300 1,171
SCSK Corp. 5,000 99
Secom Co., Ltd. 2,600 187
Sekisui Chemical Co., Ltd. 19,100 275
Sekisui House, Ltd. 7,400 164
Seven & i Holdings Co., Ltd. 2,100 83
SG Holdings Co., Ltd. 12,200 175
Shin-Etsu Chemical Co., Ltd. 86,075 3,597
Shionogi & Co., Ltd. 3,100 149
SMC Corp. 1,100 588
SoftBank Corp. 8,700 108
Sompo Japan Nipponkoa Holdings, Inc. 8,800 430
Sony Group Corp. 8,510 806
Stanley Electric Co., Ltd. 15,739 295
Subaru Corp. 56,944 1,039
Sumitomo Electric Industries, Ltd. 43,400 551
Sumitomo Heavy Industries, Ltd. 9,600 241
Sumitomo Mitsui Financial Group, Inc. 9,900 482
Sumitomo Mitsui Trust Holdings, Inc. 38,600 740
Sumitomo Rubber Industries, Ltd. 22,600 245
Suntory Beverage & Food, Ltd. 2,100 69
T&D Holdings, Inc. 64,800 1,028
Taiheiyo Cement Corp. 8,800 181
Takeda Pharmaceutical Co., Ltd. 31,000 890
TDK Corp. 5,700 270
Terumo Corp. 3,200 104
THK Co., Ltd. 15,600 305
Toho Co., Ltd. 1,400 47
Tokio Marine Holdings, Inc. 36,700 916
Tokyo Electron, Ltd. 12,310 2,188
Toray Industries, Inc. 148,700 774
TOTO, Ltd. 2,700 71
Toyota Motor Corp. 45,700 839
Trend Micro, Inc. 1,800 96
Tsuruha Holdings, Inc. 3,800 348
Unicharm Corp. 4,300 155
USS Co., Ltd. 8,000 161
Yakult Honsha Co., Ltd. 2,600 58
Yamaha Motor Co., Ltd. 45,600 406
Yamato Holdings Co., Ltd. 25,994 480
51,211
Luxembourg - 1.2%
ArcelorMittal SA 36,102 1,024
Eurofins Scientific SE 29,724 1,945
RTL Group SA 5,556 214
Spotify Technology SA(Æ) 3,641 684
Tenaris SA 20,196 351
4,218
Macao - 0.3%
Galaxy Entertainment Group, Ltd.(Þ) 169,869 949
Malaysia - 0.1%
CIMB Group Holdings BHD 229,417 292
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Mexico - 0.0%
Fresnillo PLC 17,684 134
Netherlands - 6.5%
ABN AMRO Bank NV(Þ) 39,980 601
Adyen NV(Æ)(Þ) 176 227
Akzo Nobel NV 1,051 87
ASML Holding NV 2,567 1,938
Euronext NV(Þ) 1,779 154
Ferrari NV 2,961 998
Heineken Holding NV 1,074 91
Heineken NV 33,562 3,415
ING Groep NV 117,287 1,756
Koninklijke Ahold Delhaize NV 8,299 238
Koninklijke KPN NV(Þ) 126,988 437
Koninklijke Philips NV(Æ) 90,691 2,118
NN Group NV 14,213 562
Randstad NV 30,742 1,927
Shell PLC 127,842 4,171
Universal Music Group NV 126,292 3,606
VEON, Ltd. - ADR(Æ) 5,377 106
Wolters Kluwer NV 1,240 176
22,608
New Zealand - 0.1%
Spark New Zealand, Ltd. 109,920 360
Norway - 0.2%
DNB Bank ASA 6,002 127
Equinor ASA Class N 5,100 162
Norsk Hydro ASA 13,400 90
Orkla ASA 35,142 272
Telenor ASA 11,896 137
788
Portugal - 0.1%
Energias de Portugal SA 7,648 39
Jeronimo Martins SGPS SA 12,162 309
348
Russia - 0.0%
Gazprom PJSC(Æ)(Š) 114,398 —
Lukoil PJSC(Æ)(Š) 2,007 —
Mobile TeleSystems PJSC - ADR(Æ)
(Š) 27,365 —
Sberbank of Russia PJSC(Æ)(Š) 88,440 —
—
Singapore - 0.6%
CapitaLand Ascendas REIT(ö) 27,900 64
DBS Group Holdings, Ltd. 3,756 95
Oversea-Chinese Banking Corp., Ltd. 90,892 893
Singapore Exchange, Ltd. 7,900 59
Singapore Technologies Engineering,
Ltd. 29,300 86
Singapore Telecommunications, Ltd. 389,300 727
STMicroelectronics NV 1,934 97
United Overseas Bank, Ltd. 4,700 101

Russell Investment Funds
International Developed Markets Fund
Schedule of Investments, continued — December 31, 2023
See accompanying notes which are an integral part of the financial statements.
International Developed Markets Fund 63
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Venture Corp., Ltd. 8,500 88
2,210
South Africa - 0.3%
Anglo American PLC 25,237 633
MTN Group, Ltd. 33,103 209
Old Mutual, Ltd. 387,774 277
1,119
South Korea - 1.3%
Coway Co., Ltd.(Æ) 6,160 272
Hankook Tire & Technology Co., Ltd.
(Æ) 8,269 291
Hyundai Mobis Co., Ltd. 3,025 554
KB Financial Group, Inc. 15,491 648
KT Corp. - ADR(Þ) 37,334 502
LG Energy Solution, Ltd.(Æ) 1,113 367
Samsung Electronics Co., Ltd. 16,183 984
Shinhan Financial Group Co., Ltd. 31,403 976
4,594
Spain - 1.9%
Amadeus IT Group SA Class A 23,151 1,660
CaixaBank SA 224,118 922
Cellnex Telecom SA(Þ) 19,544 772
Endesa SA - ADR 2,131 43
Iberdrola SA 15,811 207
Industria de Diseno Textil SA 64,395 2,809
Redeia Corp. SA 7,686 127
6,540
Sweden - 2.1%
Assa Abloy AB Class B 29,330 845
Atlas Copco AB Class A 11,526 199
Atlas Copco AB Class B 52,449 778
Boliden AB(Æ) 14,255 445
Epiroc AB Class A 5,150 103
Essity Aktiebolag Class B 26,634 660
Hexagon AB Class B 164,954 1,987
Investor AB Class B 4,112 96
Sandvik AB 27,590 597
Skandinaviska Enskilda Banken AB
Class A 10,055 138
SKF AB Class B 41,815 835
Telefonaktiebolaget LM Ericsson Class
B 109,453 692
7,375
Switzerland - 4.7%
ABB, Ltd. 1,252 56
Adecco Group AG 13,302 655
Alcon, Inc. 8,826 691
Baloise Holding AG 608 95
Barry Callebaut AG 32 54
Chocoladefabriken Lindt & Spruengli
AG 6 72
DSM-Firmenich AG 760 77
EMS-Chemie Holding AG 402 326
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Geberit AG 180 116
Givaudan SA 37 154
Julius Baer Group, Ltd. 16,802 944
Kuehne & Nagel International AG 2,398 827
Lonza Group AG 244 103
Novartis AG 29,641 2,993
Partners Group Holding AG 552 798
Sandoz Group AG(Æ) 3,532 114
Schindler Holding AG 827 203
SGS SA 6,736 582
Sika AG 257 84
Straumann Holding AG 526 85
Swatch Group AG (The) Class B 2,120 578
Swiss Life Holding AG 189 131
Swisscom AG 1,235 743
UBS Group AG 156,796 4,870
Zurich Insurance Group AG 2,105 1,100
16,451
Taiwan - 2.2%
Catcher Technology Co., Ltd. 50,513 318
Hon Hai Precision Industry Co., Ltd. 439,184 1,494
Taiwan Semiconductor Manufacturing
Co., Ltd. 138,000 2,656
Taiwan Semiconductor Manufacturing
Co., Ltd. - ADR 30,075 3,128
7,596
Thailand - 0.2%
Kasikornbank PCL 146,900 581
United Kingdom - 8.3%
3i Group PLC 7,817 241
Ashtead Group PLC 1,895 131
AstraZeneca PLC(Þ) 13,752 1,852
Auto Trader Group PLC(Þ) 10,287 94
Aviva PLC 76,437 423
Babcock International Group PLC 40,758 205
BAE Systems PLC 12,460 176
Barclays PLC 313,295 610
Barratt Developments PLC 44,190 316
Berkeley Group Holdings PLC 756 45
BP PLC 196,129 1,159
British American Tobacco PLC 37,139 1,084
British Land Co. PLC (The)(ö) 44,556 226
BT Group PLC 250,543 394
Burberry Group PLC 17,191 312
Compass Group PLC 76,784 2,098
Croda International PLC 1,241 80
Diageo PLC 5,214 189
easyJet PLC 76,177 495
Hargreaves Lansdown PLC 7,353 69
HSBC Holdings PLC 284,859 2,301
Imperial Tobacco Group PLC 2,349 54
Intermediate Capital Group PLC 26,492 566
Intertek Group PLC 32,466 1,753
J Sainsbury PLC 379,386 1,460

Russell Investment Funds
International Developed Markets Fund
Schedule of Investments, continued — December 31, 2023
See accompanying notes which are an integral part of the financial statements.
64 International Developed Markets Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Kingfisher PLC 126,669 392
Land Securities Group PLC(ö) 30,109 269
London Stock Exchange Group PLC 1,322 156
NatWest Group PLC 229,940 642
Pearson PLC 7,718 95
Reckitt Benckiser Group PLC 26,079 1,799
RELX PLC 8,946 355
Sage Group PLC (The) 9,700 145
Schroders PLC 34,148 186
Smith & Nephew PLC 8,755 120
Spirax-Sarco Engineering PLC 311 42
St. James's Place PLC 27,635 240
Standard Chartered PLC 200,013 1,692
Tesco PLC 365,053 1,350
Travis Perkins PLC 62,480 658
Unilever PLC 24,376 1,179
United Utilities Group PLC 5,357 72
Vodafone Group PLC 180,615 157
Wausau Paper Corp. 63,950 608
Weir Group PLC (The) 100,422 2,411
28,901
United States - 8.6%
Allegion PLC 17,941 2,273
Amdocs, Ltd.(Þ) 16,939 1,489
Aon PLC Class A 7,056 2,053
ARM Holdings PLC - ADR(Æ)(Ñ) 9,298 699
CSL, Ltd. 835 163
Experian PLC 3,487 142
GSK Finance No. 3 PLC 114,594 2,117
Haleon PLC 769,400 3,150
Holcim AG(Æ) 7,190 565
Las Vegas Sands Corp. 14,357 706
Lululemon Athletica, Inc.(Æ) 1,499 766
Nestle SA 38,623 4,470
Roche Holding AG 10,479 3,041
Sanofi SA - ADR 29,444 2,919
Schlumberger NV 71,483 3,720
Schneider Electric SE 6,813 1,372
Stellantis NV 4,484 105
29,750
Total Common Stocks
(cost $294,713) 319,204
Preferred Stocks - 1.5%
Brazil - 0.1%
Raizen Energia SA
7.088% (Ÿ) 385,686 319
Germany - 0.7%
Henkel AG & Co. KGaA
2.512% (Ÿ) 14,414 1,159
Volkswagen AG
7.879% (Ÿ) 11,604 1,433
2,592
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
South Korea - 0.7%
Samsung Electronics Co., Ltd.
1.832% (Ÿ) 50,202 2,421
Total Preferred Stocks
(cost $5,372) 5,332
Warrants and Rights - 0.0%
Canada - 0.0%
Constellation Software, Inc.(Æ)
2040 Warrants 82 —
Total Warrants and Rights
(cost $—) —
Short-Term Investments - 3.8%
United States - 3.8%
U.S. Cash Management Fund(@) 13,256,928 (∞) 13,253
Total Short-Term Investments
(cost $13,253) 13,253
Other Securities - 0.2%
U.S. Cash Collateral Fund(@)(×) 721,175 (∞) 721
Total Other Securities
(cost $721) 721
Total Investments - 97.4%
(identified cost $314,059) 338,510
Other Assets and Liabilities,
Net - 2.6%
9,053
Net Assets - 100.0%
347,563

Russell Investment Funds
International Developed Markets Fund
Schedule of Investments, continued — December 31, 2023
See accompanying notes which are an integral part of the financial statements.
International Developed Markets Fund 65
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
3.7%
ABN AMRO Bank NV 10/03/19 EUR 39,980 17.40 696
601
Adyen NV 07/25/19 EUR 176 1,538.11 271
227
Amdocs, Ltd. 02/10/21 16,939 79.76 1,351
1,489
Amundi SA 02/21/19 EUR 15,333 63.60 975
1,049
AstraZeneca PLC 04/25/18 GBP 13,752 83.70 1,151
1,852
Auto Trader Group PLC 04/08/23 GBP 10,287 8.08 83
94
Cellnex Telecom SA 02/27/18 EUR 19,544 53.44 1,045
772
Covestro AG 08/15/19 EUR 21,722 49.76 1,081
1,263
Eni SpA 05/31/18 EUR 60,104 16.73 1,005
1,020
Euronext NV 04/29/22 EUR 1,779 80.65 144
154
Galaxy Entertainment Group, Ltd. 04/24/20 HKD 169,869 6.08 1,033
949
KDDI Corp. 06/02/17 JPY 27,300 30.96 845
867
Koninklijke KPN NV 12/15/23 EUR 126,988 3.40 431
437
KT Corp. 07/10/19 37,334 12.04 449
502
La Francaise des Jeux SAEM 12/02/22 EUR 612 40.36 25
22
Nokia OYJ 06/26/19 EUR 385,345 4.49 1,731
1,324
WH Group, Ltd. 06/26/19 HKD 538,000 0.71 383 347
12,969
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Long Positions
CAC40 Euro Index Futures 37 EUR 2,795 01/24
(11)
DAX Index Futures 4 EUR 1,691 03/24
(7)
EURO STOXX 50 Index Futures 30 EUR 1,363 03/24
(13)
FTSE 100 Index Futures 4 GBP 310 03/24
9
FTSE/MIB Index Futures 4 EUR 610 03/24
(2)
IBEX 35 Index Futures 6 EUR 605 01/24
(2)
OMXS30 Index Futures 25 SEK 6,003 01/24
13
S&P/TSX 60 Index Futures 98 CAD 24,900 03/24
605
SPI 200 Index Futures 142 AUD 26,927 03/24
344
TOPIX Index Futures 102 JPY 2,413,320 03/24 136
Short Positions
Hang Seng Index Futures 28 HKD 23,985 01/24
(124)
MSCI Emerging Markets Index Futures 516 USD 26,669 03/24
(1,260)
MSCI Singapore Index Futures 89 SGD 2,560 01/24
(74)
S&P 500 E-Mini Index Futures 58 USD 13,978 03/24 (450)
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å) (836)
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
Bank of New York USD 3,192 AUD 4,836 03/20/24 111
Bank of New York USD 3,245 CAD 4,396 03/20/24 76
Bank of New York USD 796 DKK 5,470 03/20/24 17

Russell Investment Funds
International Developed Markets Fund
Schedule of Investments, continued — December 31, 2023
See accompanying notes which are an integral part of the financial statements.
66 International Developed Markets Fund
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
Bank of New York USD 4,463 JPY 638,023 03/21/24 117
Bank of New York USD 751 SEK 7,818 03/20/24 26
Citigroup USD 3,188 AUD 4,836 03/20/24 115
Citigroup USD 3,244 CAD 4,396 03/20/24 78
Citigroup USD 796 DKK 5,470 03/20/24 17
Citigroup USD 4,461 JPY 638,023 03/21/24 118
Citigroup USD 752 SEK 7,818 03/20/24 26
HSBC USD 3,192 AUD 4,836 03/20/24 111
HSBC USD 3,245 CAD 4,396 03/20/24 76
HSBC USD 796 DKK 5,470 03/20/24 18
HSBC USD 4,463 JPY 638,023 03/21/24 117
HSBC USD 751 SEK 7,818 03/20/24 26
Royal Bank of Canada USD 3,187 AUD 4,836 03/20/24 116
Royal Bank of Canada USD 3,244 CAD 4,396 03/20/24 78
Royal Bank of Canada USD 796 DKK 5,470 03/20/24 18
Royal Bank of Canada USD 4,457 JPY 638,023 03/21/24 122
Royal Bank of Canada USD 751 SEK 7,818 03/20/24 26
State Street USD 1,971 GBP 1,575 03/20/24 37
State Street USD 1,004 NOK 10,950 03/20/24 75
State Street CHF 2,520 USD 2,902 03/20/24 (117)
State Street EUR 3,315 USD 3,591 03/20/24 (81)
State Street HKD 2,630 USD 337 03/20/24 —
State Street NZD 2,500 USD 1,531 03/20/24 (50)
UBS USD 3,234 AUD 4,836 03/20/24 69
UBS USD 3,260 CAD 4,396 03/20/24 62
UBS USD 802 DKK 5,470 03/20/24 11
UBS USD 4,527 JPY 638,023 03/21/24 52
UBS USD 761 SEK 7,818 03/20/24 17
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts 1,484
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total % of Net Assets
Common Stocks
Australia $ — $ 6,882 $ —
$ —
$ 6,882 2 .0
Austria — 2,542 —
—
2,542 0 .7
Belgium — 854 —
—
854 0 .3
Brazil 673 2,811 —
—
3,484 1 .0
Burkina Faso 187 — —
—
187 0 .1
Canada 17,593 — —
—
17,593 5 .1

Russell Investment Funds
International Developed Markets Fund
Schedule of Investments, continued — December 31, 2023
See accompanying notes which are an integral part of the financial statements.
International Developed Markets Fund 67
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total % of Net Assets
China 423 6,686 —
—
7,109 2 .1
Denmark — 7,038 —
—
7,038 2 .0
Finland — 3,082 —
—
3,082 0 .9
France — 30,569 —
—
30,569 8 .8
Germany — 20,480 —
—
20,480 5 .9
Hong Kong — 9,016 —
—
9,016 2 .6
Hungary — 376 —
—
376 0 .1
India 2,898 — —
—
2,898 0 .8
Ireland 7,953 3,723 —
—
11,676 3 .4
Israel 157 307 —
—
464 0 .1
Italy — 8,929 —
—
8,929 2 .6
Japan — 51,211 —
—
51,211 14 .7
Luxembourg 684 3,534 —
—
4,218 1 .2
Macao — 949 —
—
949 0 .3
Malaysia — 292 —
—
292 0 .1
Mexico — 134 —
—
134 —
*
Netherlands 106 22,502 —
—
22,608 6 .5
New Zealand — 360 —
—
360 0 .1
Norway — 788 —
—
788 0 .2
Portugal — 348 —
—
348 0 .1
Russia — — —
—
— —
Singapore — 2,210 —
—
2,210 0 .6
South Africa — 1,119 —
—
1,119 0 .3
South Korea 502 4,092 —
—
4,594 1 .3
Spain — 6,540 —
—
6,540 1 .9
Sweden — 7,375 —
—
7,375 2 .1
Switzerland — 16,451 —
—
16,451 4 .7
Taiwan 3,128 4,468 —
—
7,596 2 .2
Thailand — 581 —
—
581 0 .2
United Kingdom — 28,901 —
—
28,901 8 .3
United States 11,706 18,044 —
—
29,750 8 .6
Preferred Stocks — 5,332 — — 5,332 1 .5
Warrants and Rights — — — — — —
Short-Term Investments — — — 13,253 13,253 3 .8
Other Securities — — — 721 721 0 .2
Total Investments 46,010 278,526 — 13,974 338,510 97 .4
Other Assets and Liabilities, Net
2 .6
100 .0

Russell Investment Funds
International Developed Markets Fund
Schedule of Investments, continued — December 31, 2023
See accompanying notes which are an integral part of the financial statements.
68 International Developed Markets Fund
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total % of Net Assets
Other Financial Instruments
Assets
Futures Contracts 1,107 — — — 1,107 0 .3
Foreign Currency Exchange Contracts — 1,732 — — 1,732 0 .5
A
Liabilities
Futures Contracts (1,943) — — — (1,943) (0 .6)
Foreign Currency Exchange Contracts — (248) — — (248) (0 .1)
Total Other Financial Instruments
**
$ (836) $ 1,484 $ — $ — $ 648
*
Less than .05% of net assets.
**
Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a)
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of Investments.
For a description of the Levels, see note 2 in the Notes to Financial Statements.
For a disclosure on transfers into and out of Level 3 during the period ended December 31, 2023, if any, see note 2 in the Notes to Financial Statements.
Investments in which significant unobservable inputs (Level 3) were used in determining a fair value as of December 31, 2023, if any, were less than 1% of net assets.
Amounts in thousands
Sector Exposure
Fair Value
$
Common Stocks
Consumer Discretionary ....................................................................
46,524
Consumer Staples ...............................................................................
25,168
Energy ................................................................................................
16,011
Financial Services ..............................................................................
73,774
Health Care ........................................................................................
33,686
Materials and Processing ...................................................................
29,606
Producer Durables ..............................................................................
47,054
Technology .........................................................................................
35,658
Utilities ...............................................................................................
11,723
Preferred Stocks
Consumer Discretionary ....................................................................
1,433
Consumer Staples ...............................................................................
1,159
Technology .........................................................................................
2,421
Utilities ...............................................................................................
319
Warrants and Rights ...................................................................
—

Russell Investment Funds
International Developed Markets Fund
Schedule of Investments, continued — December 31, 2023
See accompanying notes which are an integral part of the financial statements.
International Developed Markets Fund 69
Short-Term Investments .............................................................
13,253
Other Securities ...........................................................................
721
Total Investments ............................................................................... 338,510

See accompanying notes which are an integral part of the financial statements.
70 International Developed Markets Fund
Russell Investment Funds
International Developed Markets Fund
Fair Value of Derivative Instruments — December 31, 2023
Amounts in thousands
Derivatives not accounted for as hedging instruments
Equity
Contracts
Foreign
Currency
Contracts
Location: Statement of Assets and Liabilities - Assets
Unrealized appreciation on foreign currency exchange contracts $ — $ 1,732
Variation margin on futures contracts* 1,107 —
Total
$ 1,107 $ 1,732
Location: Statement of Assets and Liabilities - Liabilities
Variation margin on futures contracts* $ 1,943 $ —
Unrealized depreciation on foreign currency exchange contracts — 248
Total
$ 1,943 $ 248
Derivatives not accounted for as hedging instruments
Equity
Contracts
Foreign
Currency
Contracts
Location: Statement of Operations - Net realized gain (loss)
Futures contracts $ 4,077 $ —
Foreign currency exchange contracts — (2,929)
Total
$ 4,077 $ (2,929)
Location: Statement of Operations - Net change in unrealized appreciation (depreciation)
Futures contracts $ (38) $ —
Foreign currency exchange contracts — 1,614
Total
$ (38) $ 1,614
* Includes cumulative appreciation (depreciat ion) of futures contracts as reported in the Schedule of Investments. Only variation margin is reported within the
Statement of Assets and Liabilities.
For further disclosure on derivatives see note 2 in the Notes to Financial Statements.

Russell Investment Funds
International Developed Markets Fund
Balance Sheet Offsetting of Financial and Derivative Instruments —
December 31, 2023
See accompanying notes which are an integral part of the financial statements.
International Developed Markets Fund 71
Amounts in thousands
Offsetting of Financial Assets and Derivative Assets
Description Location: Statement of Assets and Liabilities - Assets
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statement
of Assets
and
Liabilities
Net Amounts
of Assets
Presented in
the Statement
of Assets and
Liabilities
Securities on Loan* Investments, at fair value $ 684 $ — $ 684
Foreign Currency Exchange Contracts Unrealized appreciation on foreign currency exchange contracts 1,732 — 1,732
Total Financial and Derivative Assets
2,416 — 2,416
Financial and Derivative Assets not subject to a netting agreement
— — —
Total Financial and Derivative Assets subject to a netting agreement
$ 2,416 $ — $ 2,416
Financial Assets, Derivative Assets, and Collateral Held by Counterparty
Gross Amounts Not Offset
in the Statement of Assets
and Liabilities
Counterparty
Net Amounts
of Assets
Presented in
the Statement
of Assets and
Liabilities
Financial
and
Derivative
Instruments
Collateral
Received^ Net Amount
Bank of New York
$ 347 $ — $ — $ 347
Citigroup
354 — — 354
HSBC
348 — — 348
Morgan Stanley
684 — 684 —
Royal Bank of Canada
360 — — 360
State Street
112 112 — —
UBS
211 — — 211
Total
$ 2,416 $ 112 $ 684 $ 1,620

Russell Investment Funds
International Developed Markets Fund
Balance Sheet Offsetting of Financial and Derivative Instruments, continued
— December 31, 2023
See accompanying notes which are an integral part of the financial statements.
72 International Developed Markets Fund
Amounts in thousands
Offsetting of Financial Liabilities and Derivative Liabilities
Description Location: Statement of Assets and Liabilities - Liabilities
Gross
Amounts of
Recognized
Liabilities
Gross
Amounts
Offset in the
Statement
of Assets
and
Liabilities
Net Amounts
of Liabilities
Presented in
the Statement
of Assets and
Liabilities
Foreign Currency Exchange Contracts Unrealized depreciation on foreign currency exchange contracts $ 248 $ — $ 248
Total Financial and Derivative Liabilities
248 — 248
Financial and Derivative Liabilities not subject to a netting agreement
— — —
Total Financial and Derivative Liabilities subject to a netting agreement
$ 248 $ — $ 248
Financial Liabilities, Derivative Liabilities, and Collateral Pledged by Counterparty
Gross Amounts Not Offset
in the Statement of Assets
and Liabilities
Counterparty
Net Amounts
of Liabilities
Presented in
the Statement
of Assets and
Liabilities
Financial
and
Derivative
Instruments
Collateral
Pledged^ Net Amount
State Street $ 248 $ 112 $ — $ 136
Total
$ 248 $ 112 $ — $ 136
*      Fair value of securities on loan as reported in the footnotes to the Statement of Assets and Liabilities.
^      Collateral received or pledged amounts may not reconcile to those disclosed in the Statement of Assets and Liabilities due to the inclusion of off-Balance
Sheet collateral and adjustments made to exclude overcollateralization.
For further disclosure on derivatives and counterparty risk see note 2 in the Notes to Financial Statements.

Russell Investment Funds
International Developed Markets Fund
See accompanying notes which are an integral part of the financial statements.
International Developed Markets Fund 73
Statement of Assets and Liabilities — December 31, 2023
Amounts in thousands
Assets
Investments, at identified cost ......................................................................................................................................................
$ 314,059
Investments, at fair value(*)(>) ....................................................................................................................................................
338,510
Foreign currency holdings(^) ....................................................................................................................................................... 1,644
Unrealized appreciation on foreign currency exchange contracts ............................................................................................... 1,732
Receivables:
Dividends and interest ...................................................................................................................................................... 385
Dividends from affiliated funds ....................................................................................................................................... 62
Fund shares sold ............................................................................................................................................................... 2
Foreign capital gains taxes recoverable ........................................................................................................................... 973
From broker(a) ................................................................................................................................................................. 6,523
Prepaid expenses .......................................................................................................................................................................... 1
Total assets ...............................................................................................................................................................
349,83 2
Liabilities
Payables:
Fund shares redeemed ...................................................................................................................................................... 4 3
Accrued fees to affiliates .................................................................................................................................................. 271
Other accrued expenses .................................................................................................................................................... 15 4
Variation margin on futures contracts .............................................................................................................................. 832
Unrealized depreciation on foreign currency exchange contracts ............................................................................................... 248
Payable upon return of securities loaned ..................................................................................................................................... 721
Total liabilities ...........................................................................................................................................................
2,26 9
Net Assets ...............................................................................................................................................................
$ 347,563

Russell Investment Funds
International Developed Markets Fund
See accompanying notes which are an integral part of the financial statements.
74 International Developed Markets Fund
Statement of Assets and Liabilities, continued — December 31, 2023
Amounts in thousands
Net Assets Consist of:
Total distributable earnings (losses) .............................................................................................................................................
$ 23,563
Shares of beneficial interest .........................................................................................................................................................
289
Additional paid-in capital ............................................................................................................................................................
323,711
Net Assets ...............................................................................................................................................................
$ 347,563
Net Asset Value
,
offering and redemption price per share:
Net asset value per share: (#) ...................................................................................................................................................... $ 12.03
Net assets ............................................................................................................................................................................. $ 347,563,370
Shares outstanding ($.01 par value) ..................................................................................................................................... 28,901,172
Amounts in thousands
(^)     Foreign currency holdings - cost $ 1,631
(*)     Securities on loan included in investments $ 684
(>)     Investments in affiliates, U.S. Cash Management Fund and U.S. Cash Collateral Fund $ 13,974
(a)   Receivable from Broker for Futures $ 6,523
(#) Net asset value per share equals net assets divided by shares of beneficial interest outstanding.

Russell Investment Funds
International Developed Markets Fund
See accompanying notes which are an integral part of the financial statements.
International Developed Markets Fund 75
Statement of Operations — For the Period Ended December 31, 2023
Amounts in thousands
Investment Income
Dividends ......................................................................................................................................................................... $ 10,304
Dividends from affiliated funds ....................................................................................................................................... 591
Interest .............................................................................................................................................................................. 103
Securities lending income (net) ....................................................................................................................................... 27
Less foreign taxes withheld ............................................................................................................................................. (1,069)
Total investment income ..............................................................................................................................................................
9,956
Expenses
Advisory fees ................................................................................................................................................................... 2,995
Administrative fees .......................................................................................................................................................... 166
Custodian fees .................................................................................................................................................................. 149
Transfer agent fees .......................................................................................................................................................... 15
Professional fees .............................................................................................................................................................. 89
Trustees’ fees .................................................................................................................................................................... 19
Printing fees ..................................................................................................................................................................... 20
Miscellaneous .................................................................................................................................................................. 44
Expenses before reductions .............................................................................................................................................. 3,497
Expense reductions .......................................................................................................................................................... (67)
Net expenses ................................................................................................................................................................................
3,430
Net investment income (loss) .......................................................................................................................................................
6,526
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments (net of foreign capital gains taxes of $33) ................................................................................................... 4,409
Investments in affiliated funds ......................................................................................................................................... 1
Futures contracts .............................................................................................................................................................. 4,077
Foreign currency exchange contracts ............................................................................................................................... (2,929)
Foreign currency-related transactions .............................................................................................................................. 71
Net realized gain (loss) ................................................................................................................................................................
5,629
Net change in unrealized appreciation (depreciation) on:
Investments (net of deferred tax liability for f oreign capital gains taxes of $ 30) ........................................................... 36,499
Investments in affiliated funds ......................................................................................................................................... (2)
Futures contracts .............................................................................................................................................................. (38)
Foreign currency exchange contracts ............................................................................................................................... 1,614
Foreign currency-related transactions .............................................................................................................................. 108
Net change in unrealized appreciation (depreciation) ................................................................................................................. 38,181
Net realized and unrealized gain (loss) ........................................................................................................................................ 43,810
Net Increase (Decrease) in Net Assets from Operations ....................................................................................
$ 50,336

Russell Investment Funds
International Developed Markets Fund
See accompanying notes which are an integral part of the financial statements.
76 International Developed Markets Fund
Statements of Changes in Net Assets
Amounts in thousands
For the Periods Ended December 31,
2023 2022
Increase (Decrease) in Net Assets
Operations
Net investment income (loss) .............................................................................................................. $ 6,526 $ 6,645
Net realized gain (loss) ....................................................................................................................... 5,629 (6,064)
Net change in unrealized appreciation (depreciation) ........................................................................ 38,181 (49,469)
Net increase (decrease) in net assets from operations .............................................................................. 50,336 (48,888)
Distributions
To shareholders ................................................................................................................................... (6,308) (6,345)
Net decrease in net assets from distributions ............................................................................................ (6,308) (6,345)
Share Transactions*
Net increase (decrease) in net assets from share transactions ................................................................... (17,149) (1,546)
Total Net Increase (Decrease) in Net Assets ........................................................................
26,879 (56,779)
Net Assets
Beginning of period .................................................................................................................................. 320,684 377,463
End of period .............................................................................................................................................
$ 347,563 $ 320,684
* Share transaction amounts (in thousands) for the periods ended December 31, 2023 and December 31, 2022 were as follows:
2023 2022
Shares Dollars Shares Dollars
Proceeds from shares sold 1,322 $ 15,051 1,306 $ 13,869
Proceeds from reinvestment of distributions 533 6,308 568 6,345
Payments for shares redeemed (3,393) (38,508) (1,987) (21,760)
Total increase (decrease)
(1,538) $ (17,149) (113) $ (1,546)

Russell Investment Funds
International Developed Markets Fund
Financial Highlights — For the Periods Ended
See accompanying notes which are an integral part of the financial statements.
78 International Developed Markets Fund
For a Share Outstanding Throughout Each Period.
$
Net Asset Value,
Beginning of
Period
$
Net Investment
Income (Loss)
( ƥ )( Ƃ )
$
Net Realized
and Unrealized
Gain (Loss)
$
Total from
Investment
Operations
$
Distributions
from Net
Investment Income
$
Distributions
from Net
Realized Gain
December 31, 2023 10.54 .22 1.49 1.71 (.15) (.07)
December 31, 2022 12.35 .22 (1.82) (1.60) — (.21)
December 31, 2021 12.18 .23 1.27 1.50 (.33) (1.00)
December 31, 2020 11.72 .12 .47 .59 (.13) —
December 31, 2019 10.04 .22 1.76 1.98 (.30) —

See accompanying notes which are an integral part of the financial statements.
International Developed Markets Fund 79
$
Total
Distributions
$
Net Asset Value,
End of
Period
%
Total
Return
( ± )
$
Net Assets,
End of Period
(000)
%
Ratio of Expenses
to Average
Net Assets,
Gross
%
Ratio of Expenses
to Average
Net Assets,
Net
( Ƃ )
%
Ratio of Net
Investment Income
to Average
Net Assets
( Ƃ )
%
Portfolio
Turnover Rate
(.22) 12.03 16.26 347,563 1.05 1.03 1.96 32
(.21) 10.54 (13.04) 320,684 1.05 1.03 2.04 33
(1.33) 12.35 12.66 377,463 1.04 1.03 1.78 32
(.13) 12.18 5.08 395,518 1.06 1.06 1.17 59
(.30) 11.72 19.72 397,106 1.06 1.06 2.03 72

Russell Investment Funds
International Developed Markets Fund
See accompanying notes which are an integral part of the financial statements.
80 International Developed Markets Fund
Related Party Transactions, Fees and Expenses
Accrued fees payable to affiliates as of December 31, 2023 were as follows:
Transactions (amounts in thousands) during the period ended December 31, 2023 with underlying funds which are, or were, an affiliated company are as follows:
Federal Income Taxes
At December 31, 2023, the cost of investments, net unrealized appreciation (depreciation), and components of distributable earnings for income tax purposes were as follows:
For the fiscal years ended December 31, 2023 and December 31, 2022, respectively, the Fund made the following tax basis distributions:
Net investment income and net realized gains (losses) in the financial statements may differ from taxable net investment income and net realized gains (losses). Capital accounts within the financial statements are adjusted for permanent differences between book and tax accounting. These differences may be due to foreign currency gains or losses, reclassifications of dividends and/or differences in treatment of income from swaps. These adjustments have no impact on the net assets. At December 31, 2023, there were no adjustments to the Statement of Assets and Liabilities.
Advisory fees $ 252,503
Administrative fees 14,347
Transfer agent fees 1,262
Trustee fees 3,009
$ 271,121
Fair Value,
Beginning of
Period Purchases Sales
Realized Gain
(Loss)
Change in
Unrealized
Gain (Loss)
Fair Value, End
of Period
Income
Distributions
Capital Gains
Distributions
U.S. Cash Management Fund $ 11,069 $ 108,765 $ 106,580 $ 1 $ (2) $ 13,253 $ 591 $ —
U.S. Cash Collateral Fund 479 32,471 32,229 — — 721 80 —
$ 11,548 $ 141,236 $ 138,809 $ 1 $ (2) $ 13,974 $ 671 $ —
Cost of
Investments
Unrealized
Appreciation
Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
Undistributed
Ordinary Income
Undistributed
Long-Term
Capital Gains
(Capital Loss
Carryforward)
$ 315,730,326 $ 42,954,529 $ (21,010,642) $ 21,943,887 $ 2,232,296 $ —
December 31, 2023 December 31, 2022
Ordinary Income
Distributions
Long-Term
Capital Gain
Distributions
Return of
Capital
Ordinary Income
Distributions
Long-Term
Capital Gain
Distributions
Return of
Capital
$ 6,308,007 $ — $ — $ 340,786 $ 6,004,133 $ —

Russell Investment Funds
Strategic Bond Fund
Portfolio Management Discussion and Analysis — December 31, 2023
(Unaudited)
Strategic Bond Fund 81
Strategic Bond Fund
Total
Return
1 Year 4 .02%
5 Years 0 .72%§
10 Years 1 .49%§
Bloomberg U.S. Aggregate Bond Index
**
Total
Return
1 Year 5 .53%
5 Years 1 .10%§
10 Years 1 .81%§

Russell Investment Funds
Strategic Bond Fund
Portfolio Management Discussion and Analysis, continued — December 31,
2023 (Unaudited)
82 Strategic Bond Fund
The Strategic Bond Fund (the “Fund”) employs a multi-manager approach whereby portions of the Fund are allocated to different money manager strategies. Fund assets not allocated to money managers are managed by Russell Investment Management, LLC
(“RIM”), the Fund’s advisor. RIM may change the allocation
of the Fund’s assets among money managers at any time. An
exemptive order from the Securities and Exchange Commission
permits RIM to engage or terminate a money manager at
any time, subject to approval by the Fund’s Board, without a shareholder vote. Pursuant to the terms of the exemptive order, the Fund is required to notify its shareholders within 90 days of when a money manager begins providing services. As of
December 31, 2023, the Fund had three money managers.
What is the Fund’s investment objective?
The Fund seeks to provide total return.
How did the Fund perform relative to its benchmark
for the fiscal year ended December 31, 2023?
For the fiscal year ended December 31, 2023 (the “fiscal
year”), the Fund gained 4.02%. This is compared to the Fund’s benchmark, the Bloomberg U.S. Aggregate Bond Index, which
gained 5.53% during the fiscal year. The Fund’s performance
includes operating expenses, whereas index returns are
unmanaged and do not include expenses of any kind.
For the fiscal year, the Morningstar
®
Insurance Intermediate
Core-Plus Bond Category, a group of funds that Morningstar,
Inc. considers to have investment strategies similar to those of the Fund, gained 6.13%. This return serves as a peer comparison and is expressed net of operating expenses.
RIM may assign a money manager a benchmark other than the
Fund’s index (a “RIM-assigned benchmark”).
How did market conditions affect the Fund’s
performance?
Throughout the fiscal year, central banks maintained a robust commitment to their monetary tightening policies, executing
interest rate hikes at an aggressive pace. While the consistently elevated inflation figures from the prior fiscal year started to decline, this slowdown was gradual. This moderation in
inflation and a resilient economy played a pivotal role in
facilitating a rebound in the equity and credit sectors, driven by the effects of the stringent monetary policies. However, the downturn of Silicon Valley Bank and Credit Suisse highlight
the consequences of the rapid interest rate hikes on financial institutions and credit sensitive sectors. Despite the hardships faced by interest rate-sensitive sectors, a resilient economy played a pivotal role in propelling risk assets forward. In the fourth quarter, sentiment shifted due to a change in the U.S.
Federal Reserve’s rhetoric, which helped the Bloomberg U.S.
Aggregate Bond Index return 6.82% for the final quarter of the year.
How did the investment strategies and techniques
employed by the Fund and its money managers affect
its benchmark relative performance?
The Fund’s exposure to spread sectors added to performance as credit spreads largely tightened. The Bloomberg U.S. Corporate
Bond Index posted a total return of 8.52% for the fiscal year, while the Bloomberg U.S. Corporate High Yield Index had a
13.44% total return. U.S. Treasuries had a volatile year, with the
10-Year Treasury yield ending the year nearly where it started.
The Fund carried a long duration position over the fiscal year, which detracted from performance as rates rose across the
global yield curve. Notably, tactical positions to increase the
Fund’s duration detracted with the sell-off in rates. Towards the end of the period, the Fund was overweight on the front end
of the curve and underweight longer key rate durations, which dragged during the rates rally. The Fund entered the fiscal year overweight in high-yield corporate credit and underweight
in treasuries. Sector positioning was held relatively steady throughout the fiscal year. The exposure to spread sectors was additive over the year, with an overweight to lower quality
investment grade corporates contributing positively.
The Fund employs discretionary money managers. The Fund’s
discretionary money managers select the individual portfolio securities for the assets assigned to them. RIM manages assets not allocated to money manager strategies and the Fund’s cash balances.
With respect to the Fund’s money managers, Western Asset
Management Company LLC and Western Asset Management
Company Limited (“Western”) outperformed the Fund’s
benchmark but underperformed its RIM-assigned benchmark.
Western’s Credit Suisse Additional Tier 1 exposure and long
duration position detracted from performance.
RBC Global Asset Management (UK) Limited (“RBC”)
outperformed the Fund’s benchmark for the portion of the fiscal year in which it was a money manager for the Fund. RBC’s
tactical rotation across rates, credit, and currency contributed positively to performance. Short positions in U.S. rates and a long position in the U.S. dollar were the largest contributors to their benchmark relative performance.
Schroder Investment Management North America Inc.
(“Schroder”) outperformed the Fund’s benchmark and its RIM-
assigned benchmark during the fiscal year. Schroder’s short
duration position and overweight to asset-backed securities
and commercial mortgage-backed securities were strong
contributors over the year.

Russell Investment Funds
Strategic Bond Fund
Portfolio Management Discussion and Analysis, continued — December 31,
2023 (Unaudited)
Strategic Bond Fund 83
During the fiscal year, RIM managed multiple positioning
strategies to seek to achieve the desired exposures for the Fund.
RIM’s U.S. Investment Grade Intelligent Credit positioning
strategy, which screens securities based on value within the
Bloomberg U.S. Corporate Bond Index and purchases physical
bonds that RIM believes to be undervalued, outperformed
the Fund’s benchmark but underperformed its RIM-assigned
benchmark (Bloomberg U.S. Corporates Investment Grade
Index). The strategy is a credit beta strategy with a defensive nature; as credit rallied throughout the period, a shorter active duration times spread versus the RIM-assigned benchmark
caused the strategy to underperform the RIM-assigned
benchmark. Additionally, an underweight to longer duration
corporates was a drag as rates rallied at the end of the period.
RIM’s U.S. Government positioning strategy, which seeks to
provide exposure to securities issued by the U.S. government, outperformed its RIM-assigned benchmark (Bloomberg U.S.
Government Bond Index) and provided the intended government
exposure.
RIM also managed currency factor and rates factor strategies, which seek to generate active returns through currency and
international rates positioning, respectively, and utilize long and short positions in global government bond futures and currency forward contracts. These strategies both detracted during the fiscal year.
During the fiscal year, RIM also implemented tactical
positioning strategies using derivatives. These positioning
strategies detracted from Fund performance during the fiscal year, as rising rates led to negative contribution from interest rate derivatives used to extend duration. However, derivatives were used to implement a steepening bias in the portfolio, which benefitted from the rates curve steepening towards the end of the fiscal year. RIM also utilized credit default swaps to increase and decrease credit risk at certain times during the fiscal year, which operated as intended.
Describe any changes to the Fund’s structure or the
money manager line-up.
In March 2023, RIM hired RBC Global Asset Management
(UK) Limited and terminated BlueBay Asset Management LLP
as a money manager for the Fund. Additionally, allocations to money manager strategies were adjusted.
The views expressed in this report reflect those of
the portfolio managers only through the end of the
fiscal year covered by the report. These views do not
necessarily represent the views of RIM, or any other
person in RIM or any other affiliated organization.
These views are subject to change at any time based
upon market conditions or other events, and RIM
disclaims any responsibility to update the views
contained herein. These views should not be relied
on as investment advice and, because investment
decisions for a Russell Investment Funds (“RIF”)
Fund are based on numerous factors, should not be
relied on as an indication of investment decisions of
any RIF Fund.
Money Managers as of December 31,
2023 Styles
RBC Global Asset Management (UK)
Limited Sector Specialist
Schroder Investment Management North
America Inc. Sector Specialist
Western Asset Management Company, LLC
and Western Asset Management Company
Limited Sector Specialist
* Assumes initial investment on January 1, 2014.
** Bloomberg U.S. Aggregate Bond Index is an index, with income reinvested, generally representative of intermediate-term government bonds, investment-
grade corporate debt securities and mortgage-backed securities.
§ Annualized.
The performance shown in this section does not reflect any Insurance Company Separate Account or Policy Charges. Performance is historical and assumes reinvestment of all dividends and capital gains. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than when purchased. Past performance is not indicative of future results. Additionally, the returns presented herein may differ from the performance reported in the Financial Highlights as the returns herein are calculated in a manner consistent with standardized performance in accordance with Securities and
Exchange Commission rules, while the performance in the Financial Highlights has been calculated in accordance with U.S. Generally Accepted Accounting
Principles (“U.S. GAAP”).

Russell Investment Funds
Strategic Bond Fund
Shareholder Expense Example — December 31, 2023 (Unaudited)
84 Strategic Bond Fund
Fund Expenses
The following disclosure provides important information
regarding the Fund’s Shareholder Expense Example
(“Example”).
Example
As a shareholder of the Fund, you incur two types of costs: (1)
transaction costs, and (2) ongoing costs, including advisory and administrative fees and other Fund expenses. The Example is
intended to help you understand your ongoing costs (in dollars)
of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this Fund is from July 1, 2023 to December 31, 2023 .
Actual Expenses
The information in the table under the heading “Actual
Performance” provides information about actual account
values and actual expenses. You may use the information in
this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first column in the row entitled “Expenses Paid During
Period” to estimate the expenses you paid on your account
during this period.
Hypothetical Example for Comparison Purposes
The information in the table under the heading “Hypothetical
Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses
based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the
Fund’s actual return. The hypothetical account values and
expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the
Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant
to highlight your ongoing costs only and do not reflect any
transactional costs. Therefore, the information under the heading
“Hypothetical Performance (5% return before expenses)” is
useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The fees and expenses shown in this
on do not reflect any Insurance Company Separate Account
Policy Charges.
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
July 1, 2023 $ 1,000.00 $ 1,000.00
Ending Account Value
December 31, 2023 $ 1,032.50 $ 1,021.93
Expenses Paid During Period* $ 3.33 $ 3.31
* Expenses are equal to the Fund's annualized expense ratio of 0.65%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-
half year period).

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments — December 31, 2023
See accompanying notes which are an integral part of the financial statements.
Strategic Bond Fund 85
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Long-Term Investments - 77.9%
Asset-Backed Securities - 4.5%
Amur Equipment Finance Receivables
X LLC
Series 2022-1A Class A2
1.640% due 10/20/27 (Þ) 1,099 1,067
Amur Equipment Finance Receivables
XI LLC
Series 2022-2A Class A2
5.300% due 06/21/28 (Þ) 1,424 1,420
Amur Equipment Finance Receivables
XII LLC
Series 2023-1A Class A2
6.090% due 12/20/29 (Þ) 1,794 1,808
Arbor Realty Commercial Real Estate
Notes, Ltd.
Series 2021-FL3 Class A
1.155% due 08/15/34 (USD 1 Month
LIBOR + 1.070%)(Ê)(Þ) 5,030 4,977
BDS, Ltd.
Series 2022-FL11 Class ATS
2.100% due 03/19/39 (CME Term
SOFR 1 Month + 1.800%)(Ê)(Þ) 3,822 3,811
CCG Receivables Trust
Series 2023-1 Class A2
5.820% due 09/16/30 (Þ) 1,284 1,292
Conseco Financial Corp.
Series 1998-2 Class M1
6.940% due 12/01/28 (~)(Ê) 569 537
Countrywide Asset-Backed Certificates
Trust
Series 2007-4 Class A4W
4.640% due 04/25/47 1,480 1,351
DLLAA LLC
Series 2023-1A Class A4
5.730% due 10/20/31 (Þ) 1,676 1,704
GoodLeap Sustainable Home
Improvements
Series 2021-5CS Class A
2.310% due 10/20/48 (Þ) 883 688
GoodLeap Sustainable Home Solutions
Trust
Series 2022-1GS Class A
2.700% due 01/20/49 (Þ) 805 636
Greenpoint Manufactured Housing
Contract Trust
Series 2000-4 Class A3
2.190% due 08/21/31 (USD 1 Month
LIBOR + 2.000%)(Ê)(Þ) 450 433
Hilton Grand Vacations Trust
Series 2023-1A Class C
6.940% due 01/25/38 (Þ) 90 91
Lunar Structured Aircraft Portfolio
Notes
Series 2021-1 Class A
2.636% due 10/15/46 (Þ) 203 175
MF1 LLC
Series 2022-FL9 Class A
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
2.960% due 06/19/37 (CME Term
SOFR 1 Month + 2.150%)(Ê)(Þ) 3,993 3,993
Series 2023-FL12 Class A
7.366% due 10/19/38 (CME Term
SOFR 1 Month + 2.066%)(Ê)(Þ) 4,885 4,885
MVW LLC
Series 2021-1WA Class C
1.940% due 01/22/41 (Þ) 79 72
OneSky Loan Trust
Series A Class A
3.875% due 07/15/29 (Þ) 2,575 2,385
Option One Mortgage Loan Trust
Series 2007-FXD1 Class 3A4
5.860% due 01/25/37 (~)(Ê) 286 274
PFS Financing Corp.
Series 2023-C Class A
5.520% due 10/16/28 (Þ) 1,372 1,387
Renew
Series 2023-1A Class A
5.900% due 11/20/58 (Þ) 290 284
Towd Point Mortgage Trust
Series 2020-MH1 Class A1
2.250% due 02/25/60 (~)(Ê)(Þ) 1,207 1,150
Verdant Receivables LLC
Series 2023-1A Class A2
6.240% due 01/13/31 (Þ) 1,178 1,183
Verizon Master Trust
Series 2023-6 Class A
5.350% due 09/22/31 (Þ) 3,957 4,086
39,689
Corporate Bonds and Notes - 21.1%
AbbVie, Inc.
Series WI
3.200% due 11/21/29 240 224
4.050% due 11/21/39 170 154
Africa Finance Corp.
3.125% due 06/16/25 (Þ) 800 763
Series REGS
4.375% due 04/17/26 (Þ) 393 378
African Export-Import Bank (The)
2.634% due 05/17/26 (Þ) 200 184
Air Lease Corp.
3.375% due 07/01/25 (Þ) 240 232
1.875% due 08/15/26 (Þ) 30 28
5.850% due 12/15/27 220 226
5.300% due 02/01/28 140 142
Aircastle , Ltd.
5.250% due 08/11/25 (Þ) 585 577
2.850% due 01/26/28 (Þ) 1,007 898
Alabama Power Co.
5.850% due 11/15/33 80 86
Alaska Airlines Pass-Through Trust
4.800% due 08/15/27 (Þ) 76 74

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — December 31, 2023
See accompanying notes which are an integral part of the financial statements.
86 Strategic Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Albertsons Cos. LLC / Safeway, Inc.
/ New Albertsons, LP / Albertson's
LLC
5.875% due 02/15/28 (Þ) 160 160
Alcoa Nederland Holding BV
5.500% due 12/15/27 (Þ) 200 195
Alexandria Real Estate Equities, Inc.
2.000% due 05/18/32 120 96
3.000% due 05/18/51 (Þ) 150 99
Allied World Assurance Co. Holdings,
Ltd.
4.350% due 10/29/25 849 827
Ally Financial, Inc.
8.000% due 11/01/31 554 604
Altria Group, Inc.
4.800% due 02/14/29 40 40
2.450% due 02/04/32 (Þ) 210 171
10.200% due 02/06/39 (Þ) 22 31
3.400% due 02/04/41 90 66
5.375% due 01/31/44 (Ñ) 643 631
3.875% due 09/16/46 (Þ) 70 52
5.950% due 02/14/49 10 10
Amazon.com, Inc.
3.950% due 04/13/52 110 96
Series WI
3.875% due 08/22/37 50 46
Amcor Flexibles NA, Inc.
4.000% due 05/17/25 884 868
Amcor PLC
Series WI
3.625% due 04/28/26 (Þ) 1,065 1,028
American Airlines Group, Inc.
5.500% due 04/20/26 (Þ) 133 132
7.250% due 02/15/28 (Þ) 250 253
8.500% due 05/15/29 (Þ) 70 74
American Airlines Pass-Through Trust
Series 2015-1 Class A
3.375% due 05/01/27 12 11
Series 2016-1 Class AA
3.575% due 01/15/28 47 44
American Airlines, Inc. Pass-Through
Certificates Trust
Series 2017-1B Class B
4.950% due 02/15/25 (Þ) 132 128
Series AA Class AA
3.650% due 02/15/29 549 508
American Express Co.
5.625% due 07/28/34 (SOFR +
1.930%)(Ê) 100 103
3.550% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.854%)(Ê)(ƒ) 40 34
American Tower Trust #1
5.490% due 03/15/28 (Þ) 1,408 1,428
American Transmission Systems, Inc.
2.650% due 01/15/32 (Þ) 50 42
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Americo Life, Inc.
3.450% due 04/15/31 (Þ) 70 55
Ameriprise Financial, Inc.
5.150% due 05/15/33 150 155
AmFam Holdings, Inc.
2.805% due 03/11/31 (Þ) 100 77
3.833% due 03/11/51 (Þ) 80 49
Amgen, Inc.
4.400% due 05/01/45 70 62
5.650% due 03/02/53 140 147
5.750% due 03/02/63 90 94
Series WI
4.663% due 06/15/51 40 36
Antero Midstream Partners, LP / Antero
Midstream Finance Corp.
7.875% due 05/15/26 (Þ) 70 72
Apache Corp.
7.750% due 12/15/29 30 32
4.750% due 04/15/43 (Þ) 40 31
4.250% due 01/15/44 60 43
Ares Capital Corp.
3.250% due 07/15/25 (Þ) 1,555 1,490
Arthur J Gallagher & Co.
6.500% due 02/15/34 200 219
AT&T, Inc.
6.950% due 01/15/28 450 471
4.500% due 05/15/35 150 142
4.350% due 06/15/45 26 22
3.850% due 06/01/60 552 412
Series WI
2.550% due 12/01/33 40 33
6.375% due 03/01/41 30 33
3.500% due 09/15/53 30 22
3.800% due 12/01/57 280 208
Avangrid , Inc.
3.200% due 04/15/25 582 565
Avery Dennison Corp.
2.650% due 04/30/30 (Þ) 831 734
Aviation Capital Group LLC
1.950% due 09/20/26 (Þ) 554 503
Bank of America Corp.
4.376% due 04/27/28 (SOFR +
1.580%)(Ê)(Þ) 130 127
2.687% due 04/22/32 (SOFR +
1.320%)(Ê) 290 245
2.299% due 07/21/32 (SOFR +
1.220%)(Ê)(Þ) 240 196
2.972% due 02/04/33 (SOFR +
1.330%)(Ê) 380 323
4.571% due 04/27/33 (SOFR +
1.830%)(Ê) 160 153
2.482% due 09/21/36 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 1.200%)(Ê) 450 356
3.311% due 04/22/42 (SOFR +
1.580%)(Ê) 70 55

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — December 31, 2023
See accompanying notes which are an integral part of the financial statements.
Strategic Bond Fund 87
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series MTN
4.271% due 07/23/29 (CME Term
SOFR 3 Month + 1.572%)(Ê)(Þ) 30 29
3.974% due 02/07/30 (CME Term
SOFR 3 Month + 1.472%)(Ê) 30 28
2.884% due 10/22/30 (CME Term
SOFR 3 Month + 1.452%)(Ê) 80 71
1.922% due 10/24/31 (SOFR +
1.370%)(Ê) 410 333
Becton Dickinson and Co.
4.685% due 12/15/44 8 7
Berry Global, Inc.
4.875% due 07/15/26 (Þ) 825 811
Series WI
1.570% due 01/15/26 (Þ) 819 761
Berry Petroleum Corp.
7.000% due 02/15/26 (Þ) 210 203
Blackstone Holdings Finance Co. LLC
6.200% due 04/22/33 (Þ) 190 203
Blue Racer Midstream LLC / Blue
Racer Finance Corp.
7.625% due 12/15/25 (Þ) 230 233
6.625% due 07/15/26 (Þ) 60 59
Boardwalk Pipelines, LP
4.450% due 07/15/27 (Þ) 768 752
Boeing Co. (The)
4.875% due 05/01/25 (Þ) 220 219
2.196% due 02/04/26 90 85
3.100% due 05/01/26 20 19
2.700% due 02/01/27 (Þ) 40 38
2.800% due 03/01/27 30 28
3.200% due 03/01/29 (Þ) 60 56
5.150% due 05/01/30 (Þ) 190 193
3.250% due 02/01/35 (Þ) 90 76
5.705% due 05/01/40 (Þ) 90 93
3.750% due 02/01/50 20 16
3.950% due 08/01/59 190 145
Bon Secours Mercy Health, Inc.
3.464% due 06/01/30 (Þ) 50 46
BP Capital Markets America, Inc.
3.000% due 02/24/50 120 85
Brighthouse Financial, Inc.
Series WI
4.700% due 06/22/47 (Þ) 509 405
Bristol-Myers Squibb Co.
2.350% due 11/13/40 (Þ) 40 28
Series WI
3.900% due 02/20/28 (Þ) 380 373
Broadcom, Inc.
3.187% due 11/15/36 (Þ) 190 154
Series WI
3.875% due 01/15/27 (Þ) 1,023 998
Brunswick Corp.
5.100% due 04/01/52 (Þ) 215 168
Bunge, Ltd. Finance Corp.
3.250% due 08/15/26 (Þ) 548 526
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Burlington Northern Santa Fe LLC
4.400% due 03/15/42 60 55
Cameron LNG LLC
3.701% due 01/15/39 (Þ) 30 25
Capital One Financial Corp.
2.636% due 03/03/26 (SOFR +
1.290%)(Ê) 445 426
2.618% due 11/02/32 (SOFR +
1.265%)(Ê) 1,013 810
Cardinal Health, Inc.
4.900% due 09/15/45 275 250
Carrier Global Corp.
5.800% due 11/30/25 (Þ) 140 142
5.900% due 03/15/34 (Þ) 140 151
Series WI
3.577% due 04/05/50 40 31
CCO Holdings LLC / CCO Holdings
Capital Corp.
4.500% due 08/15/30 (Þ) 10 9
Centene Corp.
Series WI
4.250% due 12/15/27 60 58
4.625% due 12/15/29 60 58
3.375% due 02/15/30 40 36
CenterPoint Energy Houston Electric
LLC
4.950% due 04/01/33 80 81
4.500% due 04/01/44 130 119
5.300% due 04/01/53 10 10
CF Industries, Inc.
4.500% due 12/01/26 (Þ) 1,324 1,295
4.950% due 06/01/43 197 180
Charles Schwab Corp. (The)
2.000% due 03/20/28 40 36
5.643% due 05/19/29 (SOFR +
2.210%)(Ê) 130 133
5.853% due 05/19/34 (SOFR +
2.500%)(Ê) 90 93
6.136% due 08/24/34 (SOFR +
2.010%)(Ê) 170 179
Series G
5.375% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 4.971%)(Ê)(ƒ) 240 237
Series H
4.000% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 10 Year + 3.079%)(Ê)(ƒ) 140 111
Charter Communications Operating
LLC / Charter Communications
Operating Capital
2.250% due 01/15/29 210 182
3.500% due 06/01/41 (Þ) 100 71
3.500% due 03/01/42 40 28
3.850% due 04/01/61 60 37
3.950% due 06/30/62 50 31
Series WI

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — December 31, 2023
See accompanying notes which are an integral part of the financial statements.
88 Strategic Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
4.908% due 07/23/25 (Þ) 930 921
6.384% due 10/23/35 20 20
6.484% due 10/23/45 639 628
6.834% due 10/23/55 20 20
Cheniere Corpus Christi Holdings LLC
Series WI
5.125% due 06/30/27 866 870
Cheniere Energy Partners, LP
Series WI
3.250% due 01/31/32 80 68
Cheniere Energy, Inc.
Series WI
4.625% due 10/15/28 930 908
Chesapeake Energy Corp.
5.500% due 02/01/26 (Þ) 270 268
6.750% due 04/15/29 (Þ) 230 232
Chord Energy Corp.
6.375% due 06/01/26 (Þ) 80 80
Cigna Corp.
2.400% due 03/15/30 (Þ) 40 35
3.200% due 03/15/40 60 47
Series WI
4.375% due 10/15/28 240 238
4.800% due 08/15/38 (Þ) 30 29
Cimarex Energy Co.
4.375% due 03/15/29 (Þ) 130 110
Citigroup, Inc.
3.290% due 03/17/26 (SOFR +
1.528%)(Ê) 1,494 1,454
3.106% due 04/08/26 (SOFR +
2.842%)(Ê) 100 97
2.976% due 11/05/30 (SOFR +
1.422%)(Ê) 50 45
2.572% due 06/03/31 (SOFR +
2.107%)(Ê) 220 188
2.561% due 05/01/32 (SOFR +
1.167%)(Ê) 60 50
8.125% due 07/15/39 90 116
7.625% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.211%)(Ê)(ƒ) 60 61
Series Y
4.150% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.000%)(Ê)(ƒ)(Þ) 200 172
Citizens Bank NA
Series BKNT
2.250% due 04/28/25 (Þ) 971 928
Citizens Financial Group, Inc.
2.850% due 07/27/26 1,058 986
4.575% due 08/09/28 (SOFR +
2.000%)(Ê)(Þ) 185 176
Clorox Co. (The)
1.800% due 05/15/30 100 83
Columbia Pipelines Holding Co. LLC
6.055% due 08/15/26 (Þ) 30 31
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
6.042% due 08/15/28 (Þ) 120 124
Columbia Pipelines Operating Co. LLC
6.036% due 11/15/33 (Þ) 130 136
6.497% due 08/15/43 (Þ) 241 258
6.714% due 08/15/63 (Þ) 122 135
Comcast Corp.
4.250% due 10/15/30 120 118
7.050% due 03/15/33 150 175
6.500% due 11/15/35 19 22
3.250% due 11/01/39 10 8
3.750% due 04/01/40 10 9
3.400% due 07/15/46 20 16
4.000% due 03/01/48 80 67
Series WI
2.937% due 11/01/56 (Þ) 30 20
2.987% due 11/01/63 117 75
Comerica, Inc.
3.800% due 07/22/26 1,145 1,076
CommonSpirit Health
2.782% due 10/01/30 40 35
3.910% due 10/01/50 60 47
Commonwealth Edison Co.
6.450% due 01/15/38 120 132
Conagra Brands, Inc.
1.375% due 11/01/27 971 852
Concentrix Corp.
6.650% due 08/02/26 726 744
ConocoPhillips Co.
5.050% due 09/15/33 150 154
Constellation Energy Generation LLC
6.125% due 01/15/34 (Þ) 130 139
Consumers Energy Co.
2.500% due 05/01/60 18 11
Continental Resources, Inc.
2.268% due 11/15/26 (Þ) 140 129
2.875% due 04/01/32 (Þ) 60 49
Series WI
4.375% due 01/15/28 50 48
Coterra Energy, Inc.
Series WI
4.375% due 03/15/29 110 107
CVS Health Corp.
3.625% due 04/01/27 40 39
4.300% due 03/25/28 31 30
3.250% due 08/15/29 70 65
3.750% due 04/01/30 50 47
5.250% due 01/30/31 170 174
2.125% due 09/15/31 (Þ) 120 99
4.780% due 03/25/38 190 180
4.125% due 04/01/40 40 34
DCP Midstream Operating, LP
3.250% due 02/15/32 80 69
6.450% due 11/03/36 (Þ) 50 53
6.750% due 09/15/37 (Þ) 202 222
5.600% due 04/01/44 395 388

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — December 31, 2023
See accompanying notes which are an integral part of the financial statements.
Strategic Bond Fund 89
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Dell International LLC / EMC Corp.
Series WI
8.100% due 07/15/36 55 68
Delta Air Lines, Inc.
7.375% due 01/15/26 (Þ) 50 52
3.750% due 10/28/29 30 27
Delta Air Lines, Inc. / SkyMiles IP, Ltd.
4.500% due 10/20/25 (Þ) 104 103
4.750% due 10/20/28 (Þ) 190 187
Devon Energy Corp.
5.850% due 12/15/25 70 71
5.600% due 07/15/41 90 87
5.000% due 06/15/45 100 88
Series WI
5.250% due 10/15/27 19 19
5.875% due 06/15/28 153 155
4.500% due 01/15/30 70 67
Diamondback Energy, Inc.
4.400% due 03/24/51 100 83
Discover Bank
Series BKNT
3.450% due 07/27/26 803 759
Discover Financial Services
4.100% due 02/09/27 (Þ) 960 921
Dominion Energy, Inc.
Series C
3.375% due 04/01/30 80 74
DR Horton, Inc.
1.300% due 10/15/26 530 483
DTE Energy Co.
2.850% due 10/01/26 (Þ) 793 750
Duke Energy Carolinas LLC
4.950% due 01/15/33 30 31
6.100% due 06/01/37 190 204
Duke Energy Florida LLC
5.875% due 11/15/33 (Þ) 160 172
Duke Energy Indiana LLC
5.400% due 04/01/53 70 71
Series YYY
3.250% due 10/01/49 80 58
Duke Energy Ohio, Inc.
5.250% due 04/01/33 30 31
Edison International
4.950% due 04/15/25 915 909
5.750% due 06/15/27 (Þ) 462 472
Series A
5.375% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 4.698%)(Ê)(ƒ) 90 85
Series B
5.000% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.901%)(Ê)(ƒ) 110 102
El Paso Natural Gas Co. LLC
7.500% due 11/15/26 300 320
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Elevance Health, Inc.
4.100% due 05/15/32 150 143
5.500% due 10/15/32 80 84
4.375% due 12/01/47 (Þ) 10 9
Eli Lilly & Co.
4.950% due 02/27/63 50 52
Enable Midstream Partners, LP
4.400% due 03/15/27 959 938
Enbridge Energy Partners, LP
7.375% due 10/15/45 484 569
Endeavor Energy Resources, LP / EER
Finance, Inc.
5.750% due 01/30/28 (Þ) 40 40
Energy Transfer Operating, LP
4.200% due 04/15/27 664 645
6.400% due 12/01/30 (Þ) 290 310
7.375% due 02/01/31 (Þ) 20 21
Energy Transfer, LP
6.000% due 02/01/29 (Þ) 790 797
5.250% due 04/15/29 30 30
8.250% due 11/15/29 100 114
3.750% due 05/15/30 140 130
5.300% due 04/01/44 10 9
6.250% due 04/15/49 (Þ) 30 31
Series F
6.750% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 5.134%)(Ê)(ƒ) 450 429
Series G
7.125% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 5.306%)(Ê)(ƒ) 10 9
Series H
6.500% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 5.694%)(Ê)(ƒ) 70 67
Enterprise Products Operating LLC
4.150% due 10/16/28 120 118
2.800% due 01/31/30 100 90
7.550% due 04/15/38 (Þ) 20 24
5.700% due 02/15/42 40 42
4.850% due 03/15/44 60 58
3.700% due 01/31/51 (Þ) 60 48
3.300% due 02/15/53 (Þ) 30 22
5.375% due 02/15/78 (CME Term
SOFR 3 Month + 2.832%)(Ê) 320 287
Series D
6.875% due 03/01/33 170 195
8.638% due 08/16/77 (CME Term
SOFR 3 Month + 3.248%)(Ê) 100 99
EOG Resources, Inc.
4.375% due 04/15/30 50 50
EPR Properties Co.
4.500% due 04/01/25 671 658
3.750% due 08/15/29 969 852
EQM Midstream Partners, LP

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — December 31, 2023
See accompanying notes which are an integral part of the financial statements.
90 Strategic Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
7.500% due 06/01/27 (Þ) 40 41
EQT Corp.
3.125% due 05/15/26 (Þ) 937 889
3.900% due 10/01/27 50 48
5.000% due 01/15/29 10 10
3.625% due 05/15/31 (Þ) 30 27
Equifax, Inc.
2.350% due 09/15/31 70 58
Equinix , Inc.
1.450% due 05/15/26 1,605 1,483
Equities Corp.
6.125% due 02/01/25 79 79
Evergy Kansas Central, Inc.
5.900% due 11/15/33 80 86
Extra Space Storage, LP
3.900% due 04/01/29 50 47
Exxon Mobil Corp.
4.227% due 03/19/40 20 19
4.114% due 03/01/46 40 36
4.327% due 03/19/50 (Þ) 10 9
F&G Annuities & Life, Inc.
Series WI
7.400% due 01/13/28 (Þ) 807 832
Ferguson PLC
4.500% due 10/24/28 (Þ) 906 892
Fifth Third Bancorp
6.339% due 07/27/29 (SOFR +
2.340%)(Ê) 140 146
Series BKNT
3.850% due 03/15/26 (Þ) 1,050 1,010
FirstEnergy Corp.
Series B
3.900% due 07/15/27 120 115
Series C
4.850% due 07/15/47 50 46
Florida Gas Transmission Co. LLC
2.300% due 10/01/31 (Þ) 320 263
Florida Power & Light Co.
3.150% due 10/01/49 40 29
Ford Motor Co.
3.250% due 02/12/32 120 100
4.750% due 01/15/43 40 33
Ford Motor Credit Co. LLC
2.700% due 08/10/26 200 185
7.122% due 11/07/33 250 269
Fortive Corp.
Series WI
3.150% due 06/15/26 778 746
Fox Corp.
6.500% due 10/13/33 (Þ) 110 119
Series WI
5.476% due 01/25/39 80 78
Freeport-McMoRan, Inc.
5.400% due 11/14/34 130 131
FS KKR Capital Corp.
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
3.400% due 01/15/26 921 872
2.625% due 01/15/27 186 167
7.875% due 01/15/29 62 66
Full House Resorts
8.250% due 02/15/28 (Þ) 30 28
Gartner, Inc.
4.500% due 07/01/28 (Þ) 842 798
General Dynamics Corp.
4.250% due 04/01/40 110 103
4.250% due 04/01/50 30 28
General Motors Co.
6.125% due 10/01/25 140 142
5.600% due 10/15/32 (Ñ) 80 82
6.250% due 10/02/43 40 41
6.750% due 04/01/46 20 22
Genting New York LLC
3.300% due 02/15/26 (Þ) 400 364
Genworth Mortgage Holdings, Inc.
6.500% due 08/15/25 (Þ) 1,314 1,310
Georgia Power Co.
3.250% due 03/30/27 818 781
Gilead Sciences, Inc.
5.250% due 10/15/33 160 167
5.650% due 12/01/41 50 53
GLP Capital, LP / GLP Financing II,
Inc.
5.375% due 04/15/26 (Þ) 1,253 1,245
Goldman Sachs BDC, Inc.
2.875% due 01/15/26 (Þ) 860 819
Goldman Sachs Group, Inc. (The)
3.615% due 03/15/28 (SOFR +
1.846%)(Ê) 100 96
3.691% due 06/05/28 (CME Term
SOFR 3 Month + 1.772%)(Ê) 120 115
4.223% due 05/01/29 (CME Term
SOFR 3 Month + 1.563%)(Ê) 50 48
3.800% due 03/15/30 (Þ) 40 38
Series DMTN
2.383% due 07/21/32 (SOFR +
1.248%)(Ê) 530 435
Series W
7.500% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.156%)(Ê)(ƒ) 50 52
Golub Capital BDC, Inc.
2.050% due 02/15/27 1,009 886
Hasbro, Inc.
3.550% due 11/19/26 1,420 1,346
HCA, Inc.
5.250% due 06/15/26 791 795
5.500% due 06/01/33 160 163
5.125% due 06/15/39 50 48
5.250% due 06/15/49 163 152
Heico Corp.
5.250% due 08/01/28 90 92
Hercules Capital, Inc.

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — December 31, 2023
See accompanying notes which are an integral part of the financial statements.
Strategic Bond Fund 91
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
3.375% due 01/20/27 (Þ) 966 879
Hexcel Corp.
3.950% due 02/15/27 1,519 1,463
Home Depot, Inc. (The)
3.300% due 04/15/40 50 41
4.250% due 04/01/46 173 156
Howmet Aerospace, Inc.
5.900% due 02/01/27 938 962
Humana, Inc.
5.875% due 03/01/33 100 107
5.950% due 03/15/34 180 193
4.625% due 12/01/42 (Þ) 20 18
4.950% due 10/01/44 20 19
Huntington Bancshares, Inc.
6.208% due 08/21/29 (SOFR +
2.020%)(Ê) 170 175
Huntington Ingalls Industries, Inc.
Series WI
3.483% due 12/01/27 (Þ) 790 747
Huntsman International LLC
4.500% due 05/01/29 (Þ) 799 770
ILFC E-Capital Trust I
7.186% due 12/21/65 (CME Term
SOFR 3 Month + 1.812%)(Ê)(Þ) 200 148
ILFC E-Capital Trust II
7.436% due 12/21/65 (CME Term
SOFR 3 Month + 2.062%)(Ê)(Þ) 350 271
Ingersoll Rand, Inc.
5.700% due 08/14/33 150 159
Intel Corp.
2.800% due 08/12/41 (Þ) 40 30
4.900% due 08/05/52 (Þ) 50 49
3.200% due 08/12/61 80 55
Series WI
3.734% due 12/08/47 10 8
Inter-American Development Bank
Series GMTN
5.637% due 02/04/25 (SOFR +
0.250%)(Ê) 1,230 1,231
Intercontinental Exchange, Inc.
4.600% due 03/15/33 30 30
4.950% due 06/15/52 10 10
International Flavors & Fragrances, Inc.
1.230% due 10/01/25 (Þ) 919 851
3.468% due 12/01/50 (Þ) 1,032 704
Interstate Power and Light Co.
5.700% due 10/15/33 100 105
Intuit, Inc.
5.200% due 09/15/33 (Þ) 210 220
Invitation Homes, Inc.
4.150% due 04/15/32 50 46
IQVIA, Inc.
5.700% due 05/15/28 (Þ) 633 645
Jabil Circuit, Inc.
5.450% due 02/01/29 110 112
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Jackson National Life Global Funding
3.050% due 04/29/26 (Þ) 1,146 1,080
Jacobs Engineering Group, Inc.
5.900% due 03/01/33 802 819
JBS USA LUX SA / JBS USA Food Co.
/ JBS USA Finance, Inc.
Series WI
2.500% due 01/15/27 713 656
Jersey Central Power & Light Co.
4.300% due 01/15/26 (Þ) 646 632
JetBlue Airways Corp.
Series 1A
4.000% due 11/15/32 (Þ) 1,470 1,346
Series 2019
2.750% due 05/15/32 (Þ) 1,825 1,540
JM Smucker Co. (The)
6.200% due 11/15/33 (Þ) 160 175
JPMorgan Chase & Co.
5.110% due 12/08/26 (Þ) 250 252
4.203% due 07/23/29 (CME Term
SOFR 3 Month + 1.522%)(Ê)(Þ) 40 39
8.750% due 09/01/30 280 336
2.522% due 04/22/31 (SOFR +
2.040%)(Ê) 60 52
1.953% due 02/04/32 (SOFR +
1.065%)(Ê) 140 114
4.586% due 04/26/33 (SOFR +
1.800%)(Ê) 160 155
6.254% due 10/23/34 (SOFR +
1.810%)(Ê)(Þ) 60 65
4.260% due 02/22/48 (CME Term
SOFR 3 Month + 1.842%)(Ê)(Þ) 30 27
3.328% due 04/22/52 (SOFR +
1.580%)(Ê) 30 22
Series KK
3.650% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.850%)(Ê)(ƒ)(Þ) 70 64
Kaiser Foundation Hospitals
4.150% due 05/01/47 30 27
Series 2019
3.266% due 11/01/49 (Þ) 30 23
Series 2021
2.810% due 06/01/41 80 60
3.002% due 06/01/51 20 14
Kenvue , Inc.
Series WI
5.050% due 03/22/53 (Þ) 30 31
5.200% due 03/22/63 60 63
KeyCorp
2.250% due 04/06/27 940 846
Series BKNT
4.150% due 08/08/25 1,383 1,341
Keysight Technologies, Inc.
4.600% due 04/06/27 (Þ) 1,353 1,348
Kimco Realty Corp.

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — December 31, 2023
See accompanying notes which are an integral part of the financial statements.
92 Strategic Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
2.250% due 12/01/31 180 147
Kinder Morgan Energy Partners, LP
7.300% due 08/15/33 50 57
5.500% due 03/01/44 80 76
KKR Group Finance Co. II LLC
5.500% due 02/01/43 (Þ) 10 10
KLA Corp.
4.650% due 07/15/32 (Þ) 80 82
4.950% due 07/15/52 (Þ) 20 20
Kraft Heinz Foods Co.
Series WI
5.200% due 07/15/45 (Þ) 192 188
Kyndryl Holdings, Inc.
Series WI
3.150% due 10/15/31 210 175
4.100% due 10/15/41 70 53
L3Harris Technologies, Inc.
5.400% due 01/15/27 220 225
2.900% due 12/15/29 160 145
5.400% due 07/31/33 140 146
Lam Research Corp.
1.900% due 06/15/30 (Þ) 90 77
Las Vegas Sands Corp.
2.900% due 06/25/25 540 519
Lennar Corp.
Series WI
5.000% due 06/15/27 10 10
Lennox International, Inc.
1.700% due 08/01/27 90 81
Lithia Motors, Inc.
4.625% due 12/15/27 (Þ) 60 58
3.875% due 06/01/29 (Þ) 50 45
Lockheed Martin Corp.
1.850% due 06/15/30 (Þ) 40 34
3.900% due 06/15/32 50 48
4.500% due 05/15/36 (Þ) 10 10
4.150% due 06/15/53 50 45
Lowe's Cos., Inc.
4.500% due 04/15/30 50 50
2.800% due 09/15/41 (Þ) 50 37
3.000% due 10/15/50 100 68
LPL Holdings, Inc.
4.625% due 11/15/27 (Þ) 811 783
6.750% due 11/17/28 90 96
Manufacturers & Traders Trust Co.
4.650% due 01/27/26 1,355 1,327
Mars, Inc.
2.375% due 07/16/40 (Þ) 160 115
Marsh & McLennan Cos., Inc.
2.375% due 12/15/31 70 60
Massachusetts Mutual Life Insurance
Co.
3.375% due 04/15/50 (Þ) 50 36
Mastercard , Inc.
3.850% due 03/26/50 50 44
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Mattel, Inc.
3.375% due 04/01/26 (Þ) 1,533 1,458
McDonald's Corp.
4.700% due 12/09/35 716 707
5.150% due 09/09/52 (Þ) 120 122
Series MTN
3.600% due 07/01/30 40 38
4.450% due 03/01/47 (Þ) 40 37
4.450% due 09/01/48 80 74
3.625% due 09/01/49 10 8
4.200% due 04/01/50 20 18
MDC Holdings, Inc.
2.500% due 01/15/31 40 33
6.000% due 01/15/43 50 46
Merck & Co., Inc.
2.350% due 06/24/40 40 29
Mercury General Corp.
4.400% due 03/15/27 1,536 1,465
Meritage Homes Corp.
Series WI
6.000% due 06/01/25 722 720
5.125% due 06/06/27 (Þ) 539 531
Metropolitan Edison Co.
5.200% due 04/01/28 (Þ) 100 101
Metropolitan Life Global Funding I
5.150% due 03/28/33 (Þ) 150 153
Micron Technology, Inc.
2.703% due 04/15/32 (Þ) 70 59
MidAmerican Energy Co.
3.650% due 04/15/29 50 48
3.150% due 04/15/50 60 43
Midwest Connector Capital Co. LLC
4.625% due 04/01/29 (Þ) 609 586
Mileage Plus Holdings LLC / Mileage
Plus Intellectual Property Assets,
Ltd.
6.500% due 06/20/27 (Þ) 77 77
Molson Coors Beverage Co.
4.200% due 07/15/46 824 702
Mondelez International, Inc.
2.625% due 09/04/50 40 27
Monongahela Power Co.
5.850% due 02/15/34 (Þ) 350 367
Morgan Stanley
2.188% due 04/28/26 (SOFR +
1.990%)(Ê) 70 67
0.985% due 12/10/26 (SOFR +
0.720%)(Ê) 1,500 1,380
1.593% due 05/04/27 (SOFR +
0.879%)(Ê) 70 65
6.342% due 10/18/33 (SOFR +
2.560%)(Ê) 80 86
5.424% due 07/21/34 (SOFR +
1.880%)(Ê) 20 20
2.484% due 09/16/36 (SOFR +
1.360%)(Ê) 230 182

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — December 31, 2023
See accompanying notes which are an integral part of the financial statements.
Strategic Bond Fund 93
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
5.297% due 04/20/37 (SOFR +
2.620%)(Ê) 130 127
5.948% due 01/19/38 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.430%)(Ê)(Þ) 90 91
3.217% due 04/22/42 (SOFR +
1.485%)(Ê) 100 77
Series BKNT
4.754% due 04/21/26 (Þ) 250 250
Series GMTN
4.431% due 01/23/30 (CME Term
SOFR 3 Month + 1.890%)(Ê) 10 10
2.239% due 07/21/32 (SOFR +
1.178%)(Ê) 70 57
Series MTN
3.622% due 04/01/31 (SOFR +
3.120%)(Ê) 80 74
Morgan Stanley Bank NA
5.449% due 07/20/29 (SOFR +
1.630%)(Ê) 150 153
Motorola Solutions, Inc.
5.500% due 09/01/44 115 114
MPLX, LP
1.750% due 03/01/26 (Þ) 1,697 1,587
4.800% due 02/15/29 (Þ) 10 10
5.000% due 03/01/33 40 39
4.500% due 04/15/38 20 18
5.200% due 03/01/47 30 28
4.700% due 04/15/48 70 60
NBCUniversal Media LLC
4.450% due 01/15/43 (Þ) 7 6
New York Life Global Funding
4.550% due 01/28/33 (Þ) 80 79
New York Life Insurance Co.
3.750% due 05/15/50 (Þ) 100 80
New York State Electric & Gas Corp.
3.250% due 12/01/26 (Þ) 1,133 1,068
NextEra Energy Capital Holdings, Inc.
3.800% due 03/15/82 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.547%)(Ê)(Þ) 978 828
NGPL PipeCo LLC
7.768% due 12/15/37 (Þ) 553 615
Nissan Motor Acceptance Co. LLC
1.850% due 09/16/26 (Þ) 40 36
Norfolk Southern Corp.
5.550% due 03/15/34 140 148
Northrop Grumman Corp.
5.150% due 05/01/40 80 81
5.050% due 11/15/40 30 30
5.250% due 05/01/50 50 51
Northwest Pipeline LLC
7.125% due 12/01/25 250 256
Series WI
4.000% due 04/01/27 60 59
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Northwestern Mutual Life Insurance
Co. (The)
3.450% due 03/30/51 (Þ) 160 119
3.625% due 09/30/59 (Þ) 80 59
NRG Energy, Inc.
2.450% due 12/02/27 (Þ) 320 289
Oaktree Specialty Lending Corp.
2.700% due 01/15/27 1,510 1,350
Occidental Petroleum Corp.
5.550% due 03/15/26 (Þ) 280 282
3.400% due 04/15/26 70 67
8.500% due 07/15/27 796 868
7.875% due 09/15/31 (Þ) 90 102
6.450% due 09/15/36 215 227
7.950% due 06/15/39 90 105
6.600% due 03/15/46 174 188
4.400% due 04/15/46 40 33
4.100% due 02/15/47 20 14
Ohio Edison Co.
5.500% due 01/15/33 (Þ) 90 91
Omega Healthcare Investors, Inc.
Series WI
5.250% due 01/15/26 (Þ) 840 835
4.500% due 04/01/27 (Þ) 779 747
Oncor Electric Delivery Co. LLC
5.650% due 11/15/33 (Þ) 190 202
3.100% due 09/15/49 80 57
Series WI
4.150% due 06/01/32 40 38
ONEOK, Inc.
4.000% due 07/13/27 806 783
6.050% due 09/01/33 300 318
6.625% due 09/01/53 180 201
Oracle Corp.
4.300% due 07/08/34 648 605
4.000% due 07/15/46 (Þ) 70 56
6.900% due 11/09/52 50 59
5.550% due 02/06/53 350 350
Owens Corning
3.400% due 08/15/26 1,482 1,428
Owl Rock Capital Corp.
3.750% due 07/22/25 (Þ) 600 575
4.250% due 01/15/26 920 889
Pacific Gas and Electric Co.
4.950% due 06/08/25 (Þ) 327 325
3.500% due 06/15/25 285 276
2.100% due 08/01/27 30 27
2.500% due 02/01/31 (Þ) 50 41
6.950% due 03/15/34 (Þ) 200 220
3.300% due 08/01/40 20 15
4.750% due 02/15/44 70 58
4.950% due 07/01/50 80 68
3.500% due 08/01/50 20 14
6.750% due 01/15/53 100 109
6.700% due 04/01/53 100 109

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — December 31, 2023
See accompanying notes which are an integral part of the financial statements.
94 Strategic Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series WI
3.300% due 12/01/27 950 887
Park-Ohio Industries, Inc.
Series WI
6.625% due 04/15/27 150 139
Parsley Energy LLC / Parsley Finance
Corp.
4.125% due 02/15/28 (Þ) 10 10
PayPal Holdings, Inc.
2.300% due 06/01/30 90 79
3.250% due 06/01/50 30 22
5.250% due 06/01/62 20 20
Pennsylvania Electric Co.
5.150% due 03/30/26 (Þ) 680 679
Penske Truck Leasing Co., LP / PTL
Finance Corp.
1.700% due 06/15/26 (Þ) 204 188
4.200% due 04/01/27 (Þ) 398 385
4.400% due 07/01/27 (Þ) 646 630
Permian Resources Corp.
6.875% due 04/01/27 (Þ) 130 130
Pfizer, Inc.
4.750% due 05/19/33 60 60
PG&E Wildfire Recovery Funding LLC
Series A-3
5.081% due 06/01/41 120 119
Series A-4
5.212% due 12/01/47 (Þ) 30 30
Philip Morris International, Inc.
2.100% due 05/01/30 (Þ) 70 60
1.750% due 11/01/30 130 107
6.375% due 05/16/38 (Þ) 664 743
Pioneer Natural Resources Co.
5.100% due 03/29/26 130 131
2.150% due 01/15/31 170 144
Plains All American Pipeline, LP
Series B
9.751% due 12/31/99 (CME Term
SOFR 3 Month + 4.372%)(Ê)(ƒ)(Þ) 250 242
Plains All American Pipeline, LP / PAA
Finance Corp.
4.650% due 10/15/25 891 881
Series WI
6.700% due 05/15/36 10 11
PM General Purchaser LLC
9.500% due 10/01/28 (Þ) 140 142
PNC Financial Services Group, Inc.
(The)
5.812% due 06/12/26 (SOFR +
1.322%)(Ê)(Þ) 50 50
6.875% due 10/20/34 (SOFR +
2.284%)(Ê)(Þ) 90 100
Series W
6.250% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 7 Year + 2.808%)(Ê)(ƒ) 170 158
Progress Energy, Inc.
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
7.000% due 10/30/31 559 631
Prologis, LP
1.250% due 10/15/30 (Ñ) 110 89
Prospect Capital Corp.
3.706% due 01/22/26 (Ñ)(Þ) 1,003 938
Prudential Financial, Inc.
4.500% due 09/15/47 (USD 3 Month
LIBOR + 2.380%)(Ê)(Þ) 1,023 948
6.750% due 03/01/53 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.848%)(Ê) 20 21
QUALCOMM, Inc.
4.500% due 05/20/52 50 47
Quest Diagnostics, Inc.
6.400% due 11/30/33 170 189
Radian Group, Inc.
4.875% due 03/15/27 (Þ) 676 653
Range Resources Corp.
Series WI
4.875% due 05/15/25 140 138
Raytheon Technologies Corp.
4.625% due 11/16/48 (Þ) 130 119
5.375% due 02/27/53 100 102
Regal Rexnord Corp.
6.050% due 02/15/26 (Þ) 500 506
Reliance Standard Life Global Funding
II
1.512% due 09/28/26 (Þ) 310 277
Rocket Mortgage LLC / Rocket
Mortgage Co-Issuer, Inc.
2.875% due 10/15/26 (Þ) 100 92
RPM International, Inc.
3.750% due 03/15/27 909 874
RTX Corp.
6.100% due 03/15/34 (Þ) 450 488
S&P Global, Inc.
1.250% due 08/15/30 30 25
3.250% due 12/01/49 (Þ) 10 7
Sabra Health Care, LP
Series WI
5.125% due 08/15/26 1,485 1,458
San Diego Gas & Electric Co.
Series RRR
3.750% due 06/01/47 100 80
Series VVV
1.700% due 10/01/30 70 58
Santander Holdings USA, Inc.
5.807% due 09/09/26 (SOFR +
2.328%)(Ê) 860 862
SCE Recovery Funding LLC
Series A-1
4.697% due 06/15/40 (Þ) 77 76
Sempra Energy
4.125% due 04/01/52 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.868%)(Ê)(Þ) 953 818

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — December 31, 2023
See accompanying notes which are an integral part of the financial statements.
Strategic Bond Fund 95
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
SilverBow Resources, Inc.
13.135% due 12/15/28 (CME Term
SOFR 3 Month + 7.750%)(Ê)(Þ) 410 406
Skyworks Solutions, Inc.
1.800% due 06/01/26 533 494
Sonoco Products Co.
2.250% due 02/01/27 (Þ) 741 682
Southern California Edison Co.
2.250% due 06/01/30 100 86
4.000% due 04/01/47 (Þ) 1,107 902
3.650% due 02/01/50 100 77
Series C
4.125% due 03/01/48 (Þ) 80 67
Series G
2.500% due 06/01/31 110 94
Southern California Gas Co.
Series XX
2.550% due 02/01/30 833 732
Southern Co. (The)
5.113% due 08/01/27 (Þ) 1,152 1,168
Southern Co. Gas Capital Corp.
6.000% due 10/01/34 196 197
Southwest Airlines Co.
5.250% due 05/04/25 (Þ) 50 50
Southwestern Energy Co.
8.375% due 09/15/28 10 10
4.750% due 02/01/32 80 74
Spirit Loyalty Cayman, Ltd. / Spirit IP
Cayman, Ltd.
8.000% due 09/20/25 (Þ) 280 201
Sprint LLC
7.625% due 03/01/26 728 761
Starbucks Corp.
4.300% due 06/15/45 (Þ) 185 164
Sunoco Logistics Partners Operations,
LP
3.900% due 07/15/26 90 87
SunTrust Banks, Inc.
Series BKNT
4.050% due 11/03/25 (Þ) 70 69
Synchrony Financial
5.625% due 08/23/27 909 893
Sysco Corp.
3.250% due 07/15/27 927 886
Tapestry, Inc.
7.000% due 11/27/26 310 321
7.700% due 11/27/30 40 42
Targa Resources Corp.
4.200% due 02/01/33 130 120
Targa Resources Partners, LP / Targa
Resources Partners Finance Corp.
6.875% due 01/15/29 130 134
5.500% due 03/01/30 30 30
4.875% due 02/01/31 200 194
4.000% due 01/15/32 150 137
Teachers Insurance & Annuity
Association of America
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
4.900% due 09/15/44 (Þ) 140 132
Tennessee Gas Pipeline Co. LLC
7.000% due 03/15/27 414 436
7.625% due 04/01/37 (Þ) 608 698
Texas Eastern Transmission, LP
3.500% due 01/15/28 (Þ) 854 805
Texas Instruments, Inc.
3.650% due 08/16/32 70 67
3.875% due 03/15/39 80 74
Time Warner Cable Enterprises LLC
8.375% due 07/15/33 100 116
Time Warner Cable LLC
6.550% due 05/01/37 (Þ) 90 89
7.300% due 07/01/38 180 186
5.500% due 09/01/41 (Þ) 666 576
T-Mobile USA, Inc.
2.625% due 02/15/29 60 54
2.875% due 02/15/31 (Þ) 70 62
Series WI
1.500% due 02/15/26 (Þ) 877 817
3.875% due 04/15/30 (Þ) 40 38
2.550% due 02/15/31 (Þ) 824 710
3.000% due 02/15/41 100 75
3.300% due 02/15/51 90 65
Toyota Motor Credit Corp.
5.250% due 09/11/28 90 93
Transcontinental Gas Pipe Line Co.
LLC
4.450% due 08/01/42 (Þ) 80 70
Truist Financial Corp.
6.047% due 06/08/27 (SOFR +
2.050%)(Ê)(Þ) 1,150 1,170
5.867% due 06/08/34 (SOFR +
2.361%)(Ê)(Þ) 50 51
Tyson Foods, Inc.
3.550% due 06/02/27 992 946
Union Pacific Corp.
3.750% due 02/05/70 10 8
Series WI
2.891% due 04/06/36 110 93
3.839% due 03/20/60 60 49
United Airlines Pass-Through Trust
5.800% due 01/15/36 1,678 1,702
Series 2020-1 Class B
4.875% due 01/15/26 176 171
Series AA
4.150% due 08/25/31 520 479
2.700% due 05/01/32 566 479
United Airlines, Inc.
4.625% due 04/15/29 (Þ) 30 28
Series 144a
4.375% due 04/15/26 (Þ) 220 214
UnitedHealth Group, Inc.
2.000% due 05/15/30 60 52
5.350% due 02/15/33 (Þ) 380 402
5.700% due 10/15/40 60 64

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — December 31, 2023
See accompanying notes which are an integral part of the financial statements.
96 Strategic Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
4.750% due 05/15/52 40 38
5.875% due 02/15/53 (Þ) 10 11
Unum Group
5.750% due 08/15/42 (Þ) 796 774
US Airways Pass-Through Trust
Class A
4.625% due 06/03/25 (Þ) 93 90
3.950% due 11/15/25 163 156
US Bancorp
4.548% due 07/22/28 (SOFR +
1.660%)(Ê) 703 693
5.775% due 06/12/29 (SOFR +
2.020%)(Ê) 110 113
Verizon Communications, Inc.
2.100% due 03/22/28 40 36
7.750% due 12/01/30 100 117
4.500% due 08/10/33 230 224
5.250% due 03/16/37 60 62
2.650% due 11/20/40 50 36
4.125% due 08/15/46 60 51
5.500% due 03/16/47 10 10
4.000% due 03/22/50 40 33
2.875% due 11/20/50 90 61
Series WI
4.329% due 09/21/28 53 52
2.987% due 10/30/56 60 40
VICI Properties, Inc.
4.375% due 05/15/25 (Þ) 362 356
4.500% due 09/01/26 (Þ) 283 274
VICI Properties, LP / VICI Note Co.,
Inc.
4.625% due 06/15/25 (Þ) 1,135 1,115
Vistra Operations Co. LLC
3.700% due 01/30/27 (Þ) 1,564 1,481
Vontier Corp.
Series WI
1.800% due 04/01/26 170 156
2.400% due 04/01/28 130 114
Voya Financial, Inc.
Series WI
4.700% due 01/23/48 (USD 3 Month
LIBOR + 2.084%)(Ê) 944 773
Walgreens Boots Alliance, Inc.
4.800% due 11/18/44 624 520
Walt Disney Co. (The)
Series WI
6.650% due 11/15/37 (Þ) 40 47
WarnerMedia Holdings, Inc.
Series WI
5.050% due 03/15/42 190 168
Wells Fargo & Co.
0.805% due 05/19/25 (SOFR +
0.510%)(Ê) 40 39
3.000% due 10/23/26 (Þ) 80 76
5.254% due 12/11/26 320 324
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
5.574% due 07/25/29 (SOFR +
1.740%)(Ê) 70 71
5.389% due 04/24/34 (SOFR +
2.020%)(Ê) 61 61
6.491% due 10/23/34 (SOFR +
2.060%)(Ê)(Þ) 170 185
3.068% due 04/30/41 (SOFR +
2.530%)(Ê) 140 106
5.375% due 11/02/43 110 107
4.650% due 11/04/44 10 9
5.013% due 04/04/51 (CME Term
SOFR 3 Month + 4.502%)(Ê) 100 95
Series S
5.900% due 12/29/49 (USD 3 Month
LIBOR + 3.110%)(Ê)(ƒ) 280 277
Welltower , Inc.
3.850% due 06/15/32 80 74
Western Midstream Operating, LP
3.100% due 02/01/25 280 272
4.650% due 07/01/26 100 98
4.500% due 03/01/28 50 48
4.050% due 02/01/30 70 65
6.150% due 04/01/33 120 125
5.450% due 04/01/44 20 18
5.500% due 08/15/48 (Þ) 40 36
5.250% due 02/01/50 (Þ) 60 54
Westinghouse Air Brake Technologies
Corp.
3.200% due 06/15/25 444 429
Series WI
3.450% due 11/15/26 963 921
Williams Cos., Inc. (The)
3.750% due 06/15/27 885 853
7.750% due 06/15/31 130 146
Wynn Las Vegas LLC / Wynn Las
Vegas Capital Corp.
5.500% due 03/01/25 (Þ) 80 80
Xcel Energy, Inc.
1.750% due 03/15/27 (Þ) 858 782
XPO, Inc.
6.250% due 06/01/28 (Þ) 1,361 1,377
Zions Bancorp NA
3.250% due 10/29/29 (Þ) 953 779
183,144
International Debt - 14.5%
ABN AMRO Bank NV
4.750% due 07/28/25 (Þ) 1,040 1,019
AerCap Ireland Capital DAC / AerCap
Global Aviation Trust
6.100% due 01/15/27 150 153
3.300% due 01/30/32 (Þ) 150 131
3.850% due 10/29/41 150 121
AES Panama Generation Holdings SRL
4.375% due 05/31/30 (Þ) 833 700
Air Canada Pass Through Trust
Series 2013-1 Class A

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — December 31, 2023
See accompanying notes which are an integral part of the financial statements.
Strategic Bond Fund 97
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
4.125% due 05/15/25 (Þ) 31 30
Alcon Finance Corp.
2.750% due 09/23/26 (Þ) 280 263
Alibaba Group Holding, Ltd.
3.150% due 02/09/51 290 190
Alimentation Couche-Tard, Inc.
3.550% due 07/26/27 (Þ) 1,642 1,580
Allegro CLO XI, Ltd.
Series 2018-1RA Class A1
3.672% due 10/21/28 (CME Term
SOFR 3 Month + 1.342%)(Ê)(Þ) 2,253 2,251
Anheuser-Busch Cos. LLC / Anheuser-
Busch InBev Worldwide, Inc.
4.900% due 02/01/46 50 49
Anheuser-Busch InBev Worldwide, Inc.
5.550% due 01/23/49 160 172
AP Moller - Maersk A/S
5.875% due 09/14/33 (Þ) 240 250
Apidos CLO XXVI
Series 26A-A2R
7.072% due 07/18/29 (CME Term
SOFR 3 Month + 1.762%)(Ê)(Þ) 250 249
Arbor Realty CLO, Ltd.
Series 2021-FL2 Class A
1.200% due 05/15/36 (USD 1 Month
LIBOR + 1.100%)(Ê)(Þ) 1,029 1,022
Series 2022-FL1 Class A
1.500% due 01/15/37 (SOFR 30 Day
Average + 1.450%)(Ê)(Þ) 3,050 3,031
Arbor Realty Commercial Real Estate
Notes, Ltd.
Series 2022-FL2 Class A
6.710% due 05/15/37 (CME Term
SOFR 1 Month + 1.850%)(Ê)(Þ) 2,638 2,638
ArcelorMittal SA
6.550% due 11/29/27 150 157
Argentine Republic Government
International Bond
1.000% due 07/09/29 34 14
Avolon Holdings Funding, Ltd.
2.875% due 02/15/25 (Þ) 100 96
Banco Santander SA
4.175% due 03/24/28 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 2.000%)(Ê) 200 192
6.607% due 11/07/28 200 213
9.625% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 5.298%)(Ê)(ƒ) 200 219
Bank of Nova Scotia (The)
4.500% due 12/16/25 (Þ) 957 941
4.588% due 05/04/37 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.050%)(Ê)(Þ) 717 641
8.625% due 10/27/82 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 4.389%)(Ê)(Þ) 200 208
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Barclays PLC
5.200% due 05/12/26 (Þ) 1,360 1,351
Barrick NA Finance LLC
5.700% due 05/30/41 (Þ) 100 105
BAT Capital Corp.
4.700% due 04/02/27 (Þ) 733 726
2.259% due 03/25/28 40 36
3.734% due 09/25/40 110 81
Series WI
3.557% due 08/15/27 26 25
4.390% due 08/15/37 163 136
BAT International Finance PLC
1.668% due 03/25/26 837 777
5.931% due 02/02/29 220 229
Bayer US Finance II LLC
4.250% due 12/15/25 (Þ) 1,015 989
Bellemeade Re, Ltd.
Series 2019-3A Class M1C
2.099% due 07/25/29 (USD 1 Month
LIBOR + 1.950%)(Ê) 1,047 1,049
Series 2021-3A Class A2
1.050% due 09/25/31 (SOFR 30 Day
Average + 1.000%)(Ê)(Þ) 2,380 2,363
Series 2023-1 Class M1A
7.521% due 10/25/33 (SOFR 30 Day
Average + 2.200%)(Ê)(Þ) 1,426 1,426
Bharti Airtel, Ltd.
4.375% due 06/10/25 (Þ) 708 698
BNP Paribas SA
2.219% due 06/09/26 (SOFR +
2.074%)(Ê)(Þ) 799 763
4.625% due 03/13/27 (Þ) 722 707
4.375% due 03/01/33 (USD Swap
Semiannual 30/360 [versus 3 Month
LIBOR] 5 Year Rate + 1.483%)(Ê)
(Þ) 124 116
5.894% due 12/05/34 (SOFR +
1.866%)(Ê)(Þ) 260 272
7.750% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 4.899%)(Ê)(ƒ)(Þ) 360 367
8.500% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 4.354%)(Ê)(ƒ)(Þ) 200 209
9.250% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 4.969%)(Ê)(ƒ)(Þ) 200 214
BP Capital Markets PLC
4.875% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 4.398%)(Ê)(ƒ) 749 711
Bristol Park CLO, Ltd.
Series 2020-1A Class BR
6.710% due 04/15/29 (USD 3 Month
LIBOR + 1.450%)(Ê)(Þ) 250 249
British Airways Pass-Through Trust

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — December 31, 2023
See accompanying notes which are an integral part of the financial statements.
98 Strategic Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
3.350% due 06/15/29 (Þ) 74 67
British Telecommunications PLC
9.625% due 12/15/30 40 50
Brookfield Finance LLC
3.450% due 04/15/50 827 576
Canadian Natural Resources, Ltd.
2.050% due 07/15/25 222 212
3.850% due 06/01/27 156 151
5.850% due 02/01/35 (Þ) 661 673
Canadian Pacific Railway Co.
3.100% due 12/02/51 50 36
6.125% due 09/15/15 656 732
Celulosa Arauco y Constitucion SA
Series WI
3.875% due 11/02/27 1,520 1,420
Cencosud SA
4.375% due 07/17/27 (Þ) 1,651 1,593
CI Financial Corp.
3.200% due 12/17/30 1,392 1,099
CIFC Funding, Ltd.
Series 2021-4A Class A1R
5.275% due 10/24/30 (USD 3 Month
LIBOR + 0.950%)(Ê)(Þ) 809 809
Comision Federal de Electricidad
3.348% due 02/09/31 (Þ) 200 166
Credit Agricole SA
4.375% due 03/17/25 (Þ) 1,256 1,234
1.907% due 06/16/26 (SOFR +
1.676%)(Ê)(Þ) 977 927
5.589% due 07/05/26 (Þ) 250 254
5.514% due 07/05/33 (Þ) 250 259
8.125% due 12/29/49 (USD Swap
Semiannual 30/360 [versus 3 Month
LIBOR] 5 Year Rate + 6.185%)(Ê)
(ƒ)(Þ) 600 611
CSL UK Holdings, Ltd.
3.850% due 04/27/27 (Þ) 40 39
4.050% due 04/27/29 (Þ) 30 29
4.250% due 04/27/32 (Þ) 70 68
Danske Bank A/S
3.773% due 03/28/25 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 1.450%)(Ê)(Þ) 200 199
0.976% due 09/10/25 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 0.550%)(Ê)(Þ) 270 261
6.466% due 01/09/26 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 2.100%)(Ê)(Þ) 430 433
1.621% due 09/11/26 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 1.350%)(Ê)(Þ) 1,469 1,371
1.549% due 09/10/27 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 0.730%)(Ê)(Þ) 200 180
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
4.298% due 04/01/28 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 1.750%)(Ê)(Þ) 430 417
Delhaize America, Inc.
9.000% due 04/15/31 154 184
Deutsche Bank AG
4.500% due 04/01/25 (Þ) 822 807
2.129% due 11/24/26 (SOFR +
1.870%)(Ê) 1,480 1,387
Deutsche Telekom International Finance
BV
8.750% due 06/15/30 50 60
DNB Bank ASA
1.127% due 09/16/26 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 0.850%)(Ê)(Þ) 1,139 1,057
Eagle RE, Ltd.
Series 2021-1 Class M2
9.765% due 10/25/33 (SOFR 30 Day
Average + 4.450%)(Ê)(Þ) 1,060 1,101
Series 2021-2 Class M1B
2.099% due 04/25/34 (SOFR 30 Day
Average + 2.050%)(Ê)(Þ) 1,481 1,484
Series 2021-2 Class M1C
4.035% due 04/25/34 (SOFR 30 Day
Average + 3.450%)(Ê)(Þ) 2,001 2,045
Ecopetrol SA
4.625% due 11/02/31 50 42
5.875% due 05/28/45 80 63
5.875% due 11/02/51 70 53
Element Fleet Management Corp.
6.271% due 06/26/26 (Þ) 1,415 1,441
Enbridge, Inc.
4.250% due 12/01/26 888 876
5.700% due 03/08/33 550 572
Enel Finance International NV
6.800% due 10/14/25 (Þ) 623 639
1.375% due 07/12/26 (Þ) 157 143
7.100% due 10/14/27 (Þ) 779 831
3.500% due 04/06/28 (Þ) 706 662
Eni USA, Inc.
7.300% due 11/15/27 1,300 1,398
Eurosail PLC
Series 2006-2A Class B1B
5.009% due 12/15/44 (USD 3 Month
LIBOR + 0.240%)(Ê)(Þ) 790 781
Export-Import Bank of Korea (The)
4.875% due 01/11/26 (Þ) 1,160 1,163
First Quantum Minerals, Ltd.
6.875% due 10/15/27 (Þ) 200 170
Fortis, Inc.
Series WI
3.055% due 10/04/26 (Þ) 1,417 1,345
Freeport Indonesia PT
6.200% due 04/14/52 (Þ) 427 423

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — December 31, 2023
See accompanying notes which are an integral part of the financial statements.
Strategic Bond Fund 99
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Fresenius Medical Care AG & Co.
KGaA
1.875% due 12/01/26 (Þ) 1,184 1,070
Fresnillo PLC
4.250% due 10/02/50 (Þ) 260 199
Garda World Security Corp. 2021 Term
Loan B
9.746% due 10/30/26 (USD 3 Month
LIBOR + 4.250%)(Ê) 69 69
GE Capital European Funding Unltd .
Co.
6.025% due 03/01/38 EUR 40 55
GFL Environmental, Inc. 2023 First
Lien Term Loan
7.823% due 05/31/27 (USD 3 Month
LIBOR + 2.500%)(Ê)(Þ) 8 8
Glencore Funding LLC
1.625% due 09/01/25 (Þ) 90 85
3.875% due 10/27/27 (Þ) 100 96
5.400% due 05/08/28 (Þ) 130 132
GoldenTree Loan Opportunities IX,
Ltd.
Series 2018-9A Class BR2
6.899% due 10/29/29 (USD 3 Month
LIBOR + 1.600%)(Ê)(Þ) 260 260
Grifols Worldwide Operations USA,
Inc. Term Loan B
7.416% due 11/15/27 (USD 3 Month
LIBOR + 2.000%)(Ê) 177 177
HGI CRE CLO, Ltd.
Series 2021-FL2 Class A
5.459% due 09/17/36 (USD 1 Month
LIBOR + 1.000%)(Ê)(Þ) 1,363 1,344
Highlands Holdings Bond Issuer, Ltd. /
Highlands Holdings Bond Co.-Issuer,
Inc.
7.625% due 10/15/25 (Þ) 502 510
Home RE, Ltd.
Series 2020-1 Class M2
7.509% due 10/25/30 (USD 1 Month
LIBOR + 5.250%)(Ê)(Þ) 915 920
HSBC Holdings PLC
2.999% due 03/10/26 (SOFR +
1.430%)(Ê)(Þ) 639 620
2.099% due 06/04/26 (SOFR +
1.929%)(Ê) 400 381
7.625% due 05/17/32 (Þ) 669 746
Imperial Brands Finance PLC
3.500% due 07/26/26 (Þ) 1,410 1,345
Infraestructura Energetica Nova SAPI
de CV
3.750% due 01/14/28 (Þ) 892 831
ING Groep NV
3.869% due 03/28/26 (SOFR +
1.640%)(Ê)(Þ) 1,356 1,329
1.400% due 07/01/26 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 1.100%)(Ê)(Þ) 145 136
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Intesa Sanpaolo SpA
7.000% due 11/21/25 (Þ) 1,035 1,060
7.200% due 11/28/33 (Þ) 350 373
7.800% due 11/28/53 (Þ) 86 94
JDE Peet's NV
1.375% due 01/15/27 (Þ) 1,767 1,588
Jordan Government International Bond
4.950% due 07/07/25 (Þ) 310 303
Kookmin Bank
4.350% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.639%)(Ê)(ƒ)(Þ) 714 700
Lamar Funding, Ltd.
3.958% due 05/07/25 (Þ) 200 195
LCM XXIII, Ltd.
Series 2020-23A Class A1R
2.205% due 10/20/29 (USD 3 Month
LIBOR + 1.070%)(Ê)(Þ) 519 519
Lloyds Banking Group PLC
4.650% due 03/24/26 162 159
7.500% due 12/31/99 (USD ICE
Swap Rate NY 5 Year Rate +
4.496%)(Ê)(ƒ) 200 196
Series WI
4.582% due 12/10/25 (Þ) 827 809
Madison Park Funding XVIII, Ltd.
Series 2021-18A Class ARR
1.195% due 10/21/30 (USD 3 Month
LIBOR + 0.940%)(Ê)(Þ) 1,879 1,878
Magnetite XV, Ltd.
Series 2018-15A Class AR
3.793% due 07/25/31 (USD 3 Month
LIBOR + 1.010%)(Ê)(Þ) 526 524
Magnetite XVII, Ltd.
Series 2018-17A Class BR
7.138% due 07/20/31 (CME Term
SOFR 3 Month + 1.812%)(Ê)(Þ) 250 249
Magnetite XXIX, Ltd.
Series 2021-29A Class B
7.056% due 01/15/34 (CME Term
SOFR 3 Month + 1.662%)(Ê)(Þ) 250 248
Melco Resorts Finance, Ltd.
5.375% due 12/04/29 (Þ) 240 211
Mexico Government International Bond
3.500% due 02/12/34 240 203
4.350% due 01/15/47 200 161
MISC Capital Two Labuan, Ltd.
3.750% due 04/06/27 (Þ) 791 761
NatWest Group PLC
5.516% due 09/30/28 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 2.270%)(Ê) 935 940
3.754% due 11/01/29 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.100%)(Ê) 200 195
NBK Tier 1 Financing 2, Ltd.

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — December 31, 2023
See accompanying notes which are an integral part of the financial statements.
100 Strategic Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
4.500% due 12/31/99 (USD Constant
Maturity 6 Year Rate + 2.832%)(Ê)
(ƒ)(Þ) 779 746
Neuberger Berman CLO XV, Ltd.
Series 2021-15A Class A1R2
6.576% due 10/15/29 (USD 3 Month
LIBOR + 0.920%)(Ê)(Þ) 1,295 1,293
Nippon Life Insurance Co.
2.750% due 01/21/51 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.653%)(Ê)(Þ) 250 207
Nissan Motor Co., Ltd.
3.522% due 09/17/25 (Þ) 200 193
Nokia OYJ
4.375% due 06/12/27 (Þ) 1,523 1,475
Nomura Holdings, Inc.
1.851% due 07/16/25 625 592
Oaktown Re III, Ltd.
Series 2019-1A Class M1B
2.080% due 07/25/29 (USD 1 Month
LIBOR + 1.950%)(Ê)(Þ) 443 444
Oaktown Re VI, Ltd.
Series 2021-1A Class M1B
2.060% due 10/25/33 (SOFR 30 Day
Average + 2.050%)(Ê)(Þ) 789 790
Oaktown Re VII, Ltd.
Series 2021-2 Class M1A
1.650% due 04/25/34 (SOFR 30 Day
Average + 1.600%)(Ê)(Þ) 512 512
Oaktown Re, Ltd.
Series 2021-1A Class M1C
3.010% due 10/25/33 (SOFR 30 Day
Average + 3.000%)(Ê)(Þ) 1,475 1,502
OCP SA
3.750% due 06/23/31 (Þ) 200 172
Open Text Corp.
6.900% due 12/01/27 (Þ) 783 814
Peruvian Government International
Bond
2.783% due 01/23/31 130 113
Petrobras Global Finance BV
6.900% due 03/19/49 (Þ) 150 149
5.500% due 06/10/51 40 34
Petroleos del Peru SA
5.625% due 06/19/47 (Þ) 200 123
Petroleos Mexicanos
Series WI
6.875% due 10/16/25 250 246
Pfizer, Inc.
5.110% due 05/19/43 280 279
5.300% due 05/19/53 140 143
5.340% due 05/19/63 40 40
Polaris PLC
Series 2023-1 Class A
5.186% due 02/23/26 (SONIA +
1.250%)(Ê)(Þ) GBP 1,002 1,283
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Prodigy Finance Designated Activity
Co.
Series 2021-1A Class A
1.437% due 07/25/51 (USD 1 Month
LIBOR + 1.250%)(Ê)(Þ) 561 556
Prosus NV
4.027% due 08/03/50 (Þ) 909 596
Provincia de Buenos Aires
6.625% due 09/01/37 (~)(Ê)(Þ) 475 181
Provincia de Cordoba
7.125% due 12/10/25 (~)(Ê)(Þ) 133 121
7.450% due 06/01/27 (~)(Ê)(Þ) 230 194
Radnor RE, Ltd.
Series 2021-1 Class M1B
1.710% due 12/27/33 (SOFR 30 Day
Average + 1.700%)(Ê)(Þ) 364 364
Series 2021-1 Class M1C
2.710% due 12/27/33 (SOFR 30 Day
Average + 2.700%)(Ê)(Þ) 774 781
Series 2021-2 Class M1A
1.898% due 11/25/31 (SOFR 30 Day
Average + 1.850%)(Ê)(Þ) 291 291
Series 2023-1 Class M1A
7.767% due 07/25/33 (SOFR 30 Day
Average + 2.700%)(Ê)(Þ) 1,285 1,293
RenaissanceRe Holdings, Ltd.
5.750% due 06/05/33 70 71
Renesas Electronics Corp.
2.170% due 11/25/26 (Þ) 913 833
Reynolds American, Inc.
5.850% due 08/15/45 70 66
Sands China, Ltd.
Series WI
5.125% due 08/08/25 200 197
Santander UK Group Holdings PLC
1.673% due 06/14/27 (SOFR +
0.989%)(Ê) 736 669
Class N
4.750% due 09/15/25 (Þ) 701 686
Santander UK PLC
5.625% due 09/15/45 (Þ) 271 218
Sasol Financing USA LLC
8.750% due 05/03/29 (Þ) 250 255
Saudi Arabian Oil Co.
1.625% due 11/24/25 (Þ) 942 886
Shell International Finance BV
4.375% due 05/11/45 (Þ) 60 55
Smurfit Kappa Treasury Funding, Ltd.
7.500% due 11/20/25 128 131
Societe Generale SA
4.750% due 11/24/25 (Þ) 878 860
1.488% due 12/14/26 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 1.100%)(Ê)(Þ) 678 624
Sodexo, Inc.
1.634% due 04/16/26 (Þ) 1,595 1,478

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — December 31, 2023
See accompanying notes which are an integral part of the financial statements.
Strategic Bond Fund 101
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Southern Copper Corp.
5.250% due 11/08/42 60 58
Standard Chartered PLC
1.456% due 01/14/27 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 1.000%)(Ê)(Þ) 1,496 1,370
4.866% due 03/15/33 (USD ICE
Swap Rate NY 5 Year Rate +
1.970%)(Ê)(Þ) 189 178
Suncor Energy, Inc.
7.150% due 02/01/32 769 857
SURA Asset Management SA
4.375% due 04/11/27 (Þ) 1,210 1,164
Suzano Austria GmbH
Series DM3N
3.125% due 01/15/32 (Þ) 200 166
Teck Resources, Ltd.
6.250% due 07/15/41 20 21
5.400% due 02/01/43 60 57
Series WI
3.900% due 07/15/30 90 84
Telefonica Emisiones SA
5.213% due 03/08/47 150 139
Tesco PLC
6.150% due 11/15/37 (Þ) 623 648
Thomson Reuters Corp.
3.350% due 05/15/26 (Þ) 893 858
Toronto-Dominion Bank (The)
3.625% due 09/15/31 (USD Swap
Semiannual 30/360 [versus 3 Month
LIBOR] 5 Year Rate + 2.205%)(Ê) 1,538 1,476
8.125% due 10/31/82 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 4.075%)(Ê) 200 208
TransAlta Corp.
6.500% due 03/15/40 30 30
Triton Container International, Ltd.
2.050% due 04/15/26 (Þ) 1,039 950
TSMC Arizona Corp.
2.500% due 10/25/31 200 172
UBS Group AG
2.193% due 06/05/26 (SOFR +
2.044%)(Ê)(Þ) 576 548
1.364% due 01/30/27 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 1.080%)(Ê)(Þ) 984 902
6.327% due 12/22/27 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 1.600%)(Ê)(Þ) 200 206
6.537% due 08/12/33 (SOFR +
3.920%)(Ê)(Þ) 250 267
9.016% due 11/15/33 (SOFR +
5.020%)(Ê)(Þ) 250 307
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
7.000% due 12/31/99 (USD Swap
Semiannual 30/360 [versus 3 Month
LIBOR] 5 Year Rate + 4.344%)(Ê)
(ƒ)(Þ) 260 260
9.250% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 4.758%)(Ê)(ƒ)(Þ) 250 277
Series WI
4.500% due 06/26/48 200 197
UniCredit SpA
2.569% due 09/22/26 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 2.300%)(Ê)(Þ) 117 110
1.982% due 06/03/27 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 1.200%)(Ê)(Þ) 1,053 963
UPM- Kymmene OYJ
7.450% due 11/26/27 (Þ) 699 732
Var Energi ASA
7.500% due 01/15/28 (Þ) 840 890
8.000% due 11/15/32 (Þ) 268 300
Vodafone Group PLC
6.150% due 02/27/37 50 54
WEA Finance LLC / Westfield UK &
Europe Finance PLC
2.875% due 01/15/27 (Þ) 982 874
4.750% due 09/17/44 (Þ) 200 143
Westpac Banking Corp.
2.668% due 11/15/35 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 1.750%)(Ê) 100 81
3.020% due 11/18/36 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 1.530%)(Ê) 100 81
Wipro IT Services LLC
1.500% due 06/23/26 (Þ) 819 750
Yamana Gold, Inc.
2.630% due 08/15/31 30 25
Series WI
4.625% due 12/15/27 (Þ) 310 299
Yara International ASA
3.800% due 06/06/26 (Þ) 1,650 1,593
ZF NA Capital, Inc.
4.750% due 04/29/25 (Þ) 520 514
125,766
Loan Agreements - 0.1%
Alterra Mountain Co. 2021 Term Loan
B2
8.931% due 07/30/28 (USD 1 Month
LIBOR + 3.500%)(Ê) 65 65
Harbor Freight Tools USA, Inc. 2021
Term Loan B
8.181% due 10/19/27 (USD 1 Month
LIBOR + 2.750%)(Ê) 66 66
Nexstar Broadcasting, Inc. Term Loan
B4

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — December 31, 2023
See accompanying notes which are an integral part of the financial statements.
102 Strategic Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
7.931% due 09/19/26 (USD 1 Month
LIBOR + 2.500%)(Ê) 210 210
Phoenix Guarantor, Inc. Term Loan B
8.681% due 03/05/26 (USD 1 Month
LIBOR + 3.250%)(Ê) 118 118
United Airlines, Inc. 2021 Term Loan B
9.182% due 04/21/28 (USD 1 Month
LIBOR + 3.750%)(Ê)(Þ) 54 54
Verscend Holding Corp. 2021 Term
Loan B
9.431% due 08/27/25 (USD 1 Month
LIBOR + 4.000%)(Ê)(Þ) 97 97
610
Mortgage-Backed Securities - 22.1%
Alternative Loan Trust
Series 2007-16CB Class 1A5
0.568% due 08/25/37 (USD 1 Month
LIBOR + 0.400%)(Ê)(Þ) 223 142
BRAVO Residential Funding Trust
Series 2023-NQM5 Class A1
6.505% due 06/25/63 (~)(Ê)(Þ) 105 106
Series 2023-NQM5 Class A3
7.012% due 06/25/63 (~)(Ê)(Þ) 162 163
BX Commercial Mortgage Trust
Series 2021-CIP Class D
1.771% due 12/15/28 (USD 1 Month
LIBOR + 1.671%)(Ê)(Þ) 2,674 2,577
BX Trust
Series 2019-XL Class A
1.105% due 10/15/36 (USD 1 Month
LIBOR + 0.920%)(Ê)(Þ) 564 562
Series 2019-XL Class E
3.800% due 10/15/36 (CME Term
SOFR 1 Month + 1.914%)(Ê) 1,201 1,193
CAMB Commercial Mortgage Trust
Series 2019-LIFE Class F
2.735% due 12/15/37 (USD 1 Month
LIBOR + 2.550%)(Ê)(Þ) 987 947
Series 2021-CX2 Class A
2.700% due 11/10/46 (Þ) 3,322 2,750
Citigroup Commercial Mortgage Trust
Series 2013-375P Class D
3.635% due 05/10/35 (~)(Ê)(Þ) 1,418 1,276
CORE Mortgage Trust
Series 2019 Class D
1.835% due 12/15/31 (USD 1 Month
LIBOR + 1.650%)(Ê)(Þ) 1,216 1,175
Credit Suisse Mortgage Capital
Certificates
Series 2019-ICE4 Class A
1.165% due 05/15/36 (USD 1 Month
LIBOR + 0.980%)(Ê)(Þ) 2,479 2,479
Credit Suisse Mortgage Trust
Series 2019-ICE4 Class E
2.335% due 05/15/36 (USD 1 Month
LIBOR + 2.150%)(Ê)(Þ) 1,279 1,270
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
CRSO Trust
Series 2023-BRND
7.121% due 07/10/28 160 167
DBGS Mortgage Trust
Series 2019-1735 Class D
4.334% due 04/10/37 (~)(Ê)(Þ) 985 695
Deutsche Mortgage Securities, Inc. Re-
REMIC Trust
Series 2007-WM1 Class A1
3.658% due 06/27/37 (~)(Ê)(Þ) 218 187
ELP Commercial Mortgage Trust
Series 2021-ELP Class D
1.619% due 11/15/36 (USD 1 Month
LIBOR + 1.518%)(Ê)(Þ) 2,547 2,473
Fannie Mae
2.600% due 2031 375 332
6.000% due 2032 7 8
5.000% due 2033 (Þ) 2 2
5.500% due 2034 (Þ) 6 6
4.500% due 2035 155 155
5.500% due 2037 47 49
5.500% due 2038 195 201
6.000% due 2039 17 18
4.000% due 2040 126 123
5.500% due 2040 230 233
6.000% due 2040 (Þ) 52 54
4.000% due 2041 (Þ) 188 184
6.000% due 2041 82 85
3.500% due 2043 420 395
4.000% due 2044 424 411
3.500% due 2045 480 449
3.000% due 2046 73 67
3.500% due 2046 (Þ) 103 98
4.000% due 2046 507 489
4.500% due 2046 178 176
3.000% due 2047 292 266
3.500% due 2047 226 212
4.000% due 2047 (Þ) 42 40
4.500% due 2048 (Þ) 580 572
5.000% due 2048 (Þ) 117 117
3.000% due 2049 3,265 2,936
4.000% due 2049 562 542
5.000% due 2049 262 263
2.500% due 2050 6,157 5,250
3.000% due 2050 (Þ) 6,262 5,622
2.000% due 2051 11,751 9,655
2.500% due 2051 (Þ) 483 415
4.000% due 2052 5,174 4,894
5.000% due 2053 3,045 3,016
5.500% due 2053 4,652 4,679
30 Year TBA(Ï)
5.000% (Þ) 2,237 2,214
5.500% (Þ) 15,500 15,569
6.000% 8,100 8,224
Fannie Mae Connecticut Avenue
Securities Trust

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — December 31, 2023
See accompanying notes which are an integral part of the financial statements.
Strategic Bond Fund 103
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2023-R08 Class 1M1
6.821% due 10/25/43 (SOFR 30 Day
Average + 1.500%)(Ê)(Þ) 153 154
Series 2023-R08 Class 1M2
7.821% due 10/25/43 (SOFR 30 Day
Average + 2.500%)(Ê)(Þ) 180 184
Fannie Mae REMICS
Series 1999-56 Class Z
7.000% due 12/18/29 (Þ) 3 3
Series 2004-W5 Class A1
6.000% due 02/25/47 89 90
Series 2005-24 Class ZE
5.000% due 04/25/35 78 78
Freddie Mac
5.500% due 2038 148 153
6.000% due 2038 39 41
5.000% due 2040 73 74
4.000% due 2041 546 533
4.500% due 2041 (Þ) 73 73
5.500% due 2041 86 88
3.500% due 2043 282 267
4.000% due 2044 189 183
3.500% due 2045 394 369
4.000% due 2045 (Þ) 188 181
3.000% due 2046 1,372 1,252
4.000% due 2046 91 88
3.000% due 2047 (Þ) 483 440
3.000% due 2048 (Þ) 75 67
4.000% due 2048 535 516
4.500% due 2048 142 140
3.000% due 2049 169 152
2.500% due 2050 1,529 1,322
3.000% due 2050 (Þ) 2,595 2,321
2.000% due 2051 (Þ) 2,013 1,653
2.500% due 2051 71 61
4.000% due 2052 6,241 5,904
5.500% due 2053 (Þ) 4,832 4,851
Freddie Mac REMICS
Series 2003-2624 Class QH
5.000% due 06/15/33 27 27
Series 2006-R007 Class ZA
6.000% due 05/15/36 90 94
Series 2010-3632 Class PK
5.000% due 02/15/40 39 39
Series 2010-3653 Class B
4.500% due 04/15/30 70 70
Series 2012-4010 Class KM
3.000% due 01/15/42 (Þ) 33 31
FS Commercial Mortgage Trust
Series 2023-4SZN Class B
7.544% due 11/10/27 (~)(Ê)(Þ) 130 135
Ginnie Mae II
2.500% due 2052 6,681 5,841
6.000% due 2053 4,876 4,959
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
30 Year TBA(Ï)
5.500% (Þ) 13,340 13,436
6.000% 15,000 15,251
6.500% (Þ) 10,700 10,953
GS Mortgage Securities Trust
Series 2023-SHIP Class A
4.466% due 09/06/26 (~)(Ê)(Þ) 1,999 1,943
Series 2023-SHIP Class B
5.101% due 09/06/26 (~)(Ê)(Þ) 120 117
HMH Trust
Series 2017-NSS Class E
6.292% due 07/05/31 (Þ) 1,170 547
JPMorgan Mortgage Trust
Series 2018-3 Class A3
3.500% due 09/25/48 (~)(Ê)(Þ) 82 73
Series 2020-3 Class A15
3.500% due 08/25/50 (~)(Ê)(Þ) 137 120
Series 2021-6 Class A6
2.500% due 10/25/51 (~)(Ê)(Þ) 3,441 3,122
Series 2021-8 Class A6
2.500% due 12/25/51 (~)(Ê)(Þ) 2,914 2,639
Series 2021-12 Class A4
2.500% due 02/25/52 (~)(Ê)(Þ) 743 648
Series 2022-1 Class A4
2.500% due 07/25/52 (~)(Ê)(Þ) 2,763 2,388
Series 2022-2 Class A4A
2.500% due 08/25/52 (~)(Ê)(Þ) 1,279 1,105
Series 2022-3 Class A4A
2.500% due 08/25/52 (~)(Ê)(Þ) 2,780 2,401
Series 2022-4 Class A4
3.000% due 10/25/52 (~)(Ê)(Þ) 1,339 1,183
Series 2023-HE2 Class A1
7.016% due 03/25/54 (SOFR 30 Day
Average + 1.700%)(Ê)(Þ) 1,873 1,880
MHC Commercial Mortgage Trust
Series 2021-MHC Class A
0.951% due 04/15/26 (USD 1 Month
LIBOR + 0.801%)(Ê)(Þ) 4,614 4,565
Morgan Stanley Mortgage Capital
Holdings LLC Trust
Series 2017-237P Class D
3.865% due 09/13/39 (~)(Ê)(Þ) 1,500 1,061
Series 2017-237P Class XA
Interest Only STRIPS
0.468% due 09/13/39 (~)(Ê)(Þ) 8,761 98
Series 2017-237P Class XB
Interest Only STRIPS
0.175% due 09/13/39 (~)(Ê)(Þ) 5,418 16
Onslow Bay Financial LLC
Series 2023-NQM7 Class A1
6.844% due 04/25/63 (~)(Ê)(Þ) 194 198
Preston Ridge Partners Mortgage LLC
Series 2020-6 Class A1
2.363% due 11/25/25 (~)(Ê)(Þ) 329 329
Series 2021-3 Class A1
1.867% due 04/25/26 (~)(Ê)(Þ) 616 601

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — December 31, 2023
See accompanying notes which are an integral part of the financial statements.
104 Strategic Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2021-7 Class A1
1.867% due 08/25/26 (~)(Ê)(Þ) 617 597
Series 2021-9 Class A1
2.363% due 10/25/26 (~)(Ê)(Þ) 536 519
RCKT Mortgage Trust
Series 2023-CES2 Class A1A
6.808% due 09/25/43 (~)(Ê)(Þ) 924 937
Sequoia Mortgage Trust
Series 2015-1 Class A1
3.500% due 01/25/45 (~)(Ê)(Þ) 59 53
Series 2021-4 Class A10
2.500% due 06/25/51 (~)(Ê)(Þ) 1,890 1,706
Towd Point Mortgage Trust
Series 2023-CES1 Class A1A
6.750% due 07/25/63 (~)(Ê)(Þ) 2,438 2,477
Series 2023-CES2 Class A1A
7.294% due 10/25/63 (~)(Ê)(Þ) 1,510 1,545
Washington Mutual Mortgage Pass-
Through Certificates Trust
Series 2005-10 Class 3CB1
6.000% due 11/25/35 342 283
Wells Fargo Mortgage Backed
Securities Trust
Series 2020-3 Class A1
3.000% due 06/25/50 (~)(Ê)(Þ) 906 773
WinWater Mortgage Loan Trust
Series 2014-1 Class A1
3.847% due 06/20/44 (~)(Ê)(Þ) 91 85
192,266
Municipal Bonds - 0.1%
American Municipal Power, Inc.
Revenue Bonds
8.084% due 02/15/50 70 94
Port Authority of New York & New
Jersey Revenue Bonds
4.926% due 10/01/51 110 111
Regents of the University of California
Medical Center Pooled Revenue
Bonds
4.132% due 05/15/32 140 134
3.006% due 05/15/50 220 156
State of California General Obligation
Unlimited
7.300% due 10/01/39 10 12
Texas Natural Gas Securitization
Finance Corp. Revenue Bonds
5.102% due 04/01/35 300 306
813
Non-US Bonds - 7.1%
Andorra Government International
Bond
Series EMTN
1.250% due 05/06/31 (Þ) EUR 3,500 3,300
Banque Ouest Africaine de
Developpement
Series REGS
2.750% due 01/22/33 (Þ) EUR 1,382 1,163
Chile Government International Bond
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
4.125% due 07/05/34 (Þ) EUR 1,170 1,317
EMF-UK PLC
Series 2014-1X Class A1A
1.173% due 03/13/46 (GBP 3 Month
LIBOR + 0.980%)(Ê)(Þ) GBP 435 548
Eurosail PRIME-UK PLC
Series 2007-PR1X Class A1
0.598% due 09/13/45 (GBP 3 Month
LIBOR + 0.400%)(Ê)(Þ) GBP 331 415
Eurosail -UK PLC
Series 2007-6NCX Class A3A
0.795% due 09/13/45 (GBP 3 Month
LIBOR + 0.700%)(Ê)(Þ) GBP 470 591
Finsbury Square
Series 2021-1GRX Class AGRN
5.870% due 12/16/67 (SONIA +
0.650%)(Ê)(Þ) GBP 982 1,247
Finsbury Square PLC
5.996% due 12/16/71 GBP 319 406
Hellenic Republic Government
International Bond
4.250% due 06/15/33 (Þ) EUR 691 832
4.375% due 07/18/38 (Þ) EUR 2,138 2,593
Indonesia Government International
Bond
Series FR87
6.500% due 02/15/31 IDR 4,816,000 311
Israel Government International Bond
0.625% due 01/18/32 (Þ) EUR 2,787 2,363
Mexican Bonos
Series M
5.500% due 03/04/27 MXN 172,700 9,114
8.500% due 03/01/29 MXN 65,800 3,771
Mexican Bonos de Desarrollo
Series M 30
8.500% due 11/18/38 MXN 7,730 434
Mexico Government International Bond
4.000% due 03/15/15 EUR 1,011 856
Newgate Funding PLC
Series 2006-3X Class A3B
3.732% due 12/01/50 (3 Month
EURIBOR + 0.170%)(Ê)(Þ) EUR 1,900 2,013
Paragon Mortgages (No. 12) PLC
0.293% due 11/15/38 (SONIA +
0.359%)(Ê) GBP 1,061 1,323
Parkmore Point RMBS PLC
Series 2022-1A Class A
5.362% due 07/25/45 (SONIA +
1.500%)(Ê)(Þ) GBP 1,786 2,282
Petroleos Mexicanos
Series 14-2
7.470% due 11/12/26 MXN 71,430 3,674
Primrose Residential DAC
Series 2021-1 Class A
4.626% due 03/24/61 (1 Month
EURIBOR + 0.750%)(Ê)(Þ) EUR 1,404 1,546

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — December 31, 2023
See accompanying notes which are an integral part of the financial statements.
Strategic Bond Fund 105
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Republic of South Africa Government
International Bond
Series 2035
8.875% due 02/28/35 ZAR 37,582 1,733
Series 2037
8.500% due 01/31/37 ZAR 57,040 2,438
RMAC Securities No. 1 PLC
Series 2006-NS1X Class A2A
1.050% due 06/12/44 (SONIA +
0.269%)(Ê)(Þ) GBP 288 357
Series 2006-NS3X Class A2A
0.245% due 06/12/44 (SONIA +
0.269%)(Ê)(Þ) GBP 352 434
Series 2006-NS4X Class A3A
3.853% due 06/12/44 (SONIA +
0.289%)(Ê)(Þ) GBP 628 776
Romania Government International
Bond
5.500% due 09/18/28 (Þ) EUR 1,100 1,245
Series REGS
2.750% due 02/26/26 (Þ) EUR 1,718 1,859
2.875% due 05/26/28 (Þ) EUR 318 328
2.500% due 02/08/30 (Þ) EUR 80 76
3.624% due 05/26/30 (Þ) EUR 52 53
1.750% due 07/13/30 (Þ) EUR 2,638 2,347
2.124% due 07/16/31 (Þ) EUR 1,424 1,250
3.875% due 10/29/35 (Þ) EUR 166 156
3.375% due 02/08/38 (Þ) EUR 137 118
2.625% due 12/02/40 (Þ) EUR 1,845 1,365
2.750% due 04/14/41 (Þ) EUR 1,124 831
2.875% due 04/13/42 (Þ) EUR 1,166 866
4.625% due 04/03/49 (Þ) EUR 424 392
3.375% due 01/28/50 (Þ) EUR 1,324 994
Taurus CMBS
Series 2021-UK4A Class B
1.655% due 08/17/31 (SONIA +
1.500%)(Ê)(Þ) GBP 467 576
Taurus UK Designated Activity Co.
Series 2021-UK1A Class B
6.518% due 05/17/31 (3 Month
SONIA Deposit Rate + 1.300%)(Ê)
(Þ) GBP 496 616
Towd Point Mortgage Funding PLC
Series 2019-A13X Class B
7.021% due 07/20/45 (SONIA +
1.800%)(Ê)(Þ) GBP 885 1,116
Towd Point Mortgage Trust
Series 2021-GR4X Class A2R
2.244% due 10/20/51 (SONIA +
0.670%)(Ê)(Þ) GBP 798 1,015
Warwick Finance Residential
Mortgages Number Three PLC
0.854% due 12/21/49 (SONIA +
0.950%)(Ê)(Þ) GBP 553 703
61,743
United States Government Treasuries - 8.4%
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
United States Treasury Notes
2.000% due 02/15/25 4,182 4,059
0.500% due 03/31/25 1,445 1,374
0.375% due 04/30/25 (Þ) 605 573
2.125% due 05/15/25 1,868 1,808
0.250% due 06/30/25 1,150 1,080
2.000% due 08/15/25 1,227 1,181
0.250% due 09/30/25 1,301 1,212
3.000% due 10/31/25 771 753
2.250% due 11/15/25 1,727 1,663
4.875% due 11/30/25 10 10
1.625% due 02/15/26 1,998 1,893
2.250% due 03/31/26 2,237 2,146
1.625% due 05/15/26 1,918 1,810
1.500% due 08/15/26 2,677 2,505
1.625% due 09/30/26 2,330 2,185
2.375% due 05/15/27 1,490 1,415
0.500% due 05/31/27 1,673 1,490
0.375% due 07/31/27 (Þ) 1,597 1,409
0.500% due 08/31/27 1,215 1,073
4.125% due 09/30/27 1,814 1,825
0.750% due 01/31/28 1,272 1,121
2.750% due 02/15/28 2,074 1,983
1.250% due 03/31/28 1,267 1,136
2.875% due 05/15/28 1,298 1,245
2.875% due 08/15/28 1,398 1,338
3.125% due 11/15/28 2,030 1,961
5.250% due 11/15/28 1,538 1,631
4.375% due 11/30/28 (Þ) 1,030 1,054
2.375% due 05/15/29 1,950 1,807
4.000% due 10/31/29 1,071 1,076
1.750% due 11/15/29 1,963 1,752
0.625% due 08/15/30 (Þ) 2,294 1,861
0.875% due 11/15/30 2,764 2,271
4.375% due 11/30/30 230 236
1.875% due 02/15/32 2,411 2,073
2.750% due 08/15/32 1,815 1,662
3.375% due 05/15/33 1,724 1,654
3.875% due 08/15/33 60 60
4.500% due 11/15/33 (Þ) 1,995 2,094
1.125% due 08/15/40 1,166 744
1.375% due 11/15/40 1,156 767
2.750% due 11/15/42 780 631
3.125% due 02/15/43 538 460
2.875% due 05/15/43 764 627
4.375% due 08/15/43 60 61
4.750% due 11/15/43 220 236
3.625% due 02/15/44 660 605
3.125% due 08/15/44 773 655
2.875% due 08/15/45 779 628
3.000% due 05/15/47 848 693
2.750% due 11/15/47 919 715
3.000% due 02/15/48 952 776
3.125% due 05/15/48 593 494
3.375% due 11/15/48 549 478

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — December 31, 2023
See accompanying notes which are an integral part of the financial statements.
106 Strategic Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
2.875% due 05/15/49 (Þ) 1,054 838
1.250% due 05/15/50 1,626 876
2.375% due 05/15/51 925 660
2.000% due 08/15/51 1,322 863
1.875% due 11/15/51 1,145 724
4.000% due 11/15/52 780 770
4.125% due 08/15/53 (Þ) 10 10
72,790
Total Long-Term Investments
(cost $701,276) 676,821
Common Stocks - 0.0%
Technology - 0.0%
Sungard Availability Services Capital,
LP(Æ)(Š)
1,760
—
Total Common Stocks
(cost $44) —
Preferred Stocks - 0.0%
Financial Services - 0.0%
KeyCorp
6.200% due 12/15/27(¢) 6,942 149
Prudential Financial, Inc.
5.950% due 09/01/27(¢) 950 24
173
Total Preferred Stocks
(cost $197) 173
Short-Term Investments - 26.7%
Africa Finance Corp.
Series REGS
3.875% due 04/13/24 (Þ) 900 893
Agence Francaise de Developpement
EPIC
Series EMTN
5.727% due 11/19/24 (SOFR +
1.000%)(Ê)(Þ) 1,200 1,207
Air Lease Corp.
Series MTN
0.700% due 02/15/24 130 129
Aviation Capital Group LLC
5.500% due 12/15/24 (Þ) 140 139
Avolon Holdings Funding, Ltd.
3.950% due 07/01/24 (Þ) 20 20
Citizens Financial Group, Inc.
4.023% due 10/01/24 (Þ) 200 195
CPPIB Capital, Inc.
4.125% due 10/21/24 (Þ) 950 942
DAE Funding LLC
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
1.550% due 08/01/24 (Þ) 220 214
DISH DBS Corp.
Series WI
5.875% due 11/15/24 80 75
DISH Network Corp.
2.375% due 03/15/24 (Ñ)(Þ) 450 445
Fannie Mae Connecticut Avenue
Securities Trust
Series 2014-C03 Class 1M2
3.168% due 07/25/24 (USD 1 Month
LIBOR + 3.000%)(Ê) 89 90
Ford Motor Credit Co. LLC
3.664% due 09/08/24 (Þ) 200 197
Intesa Sanpaolo SpA
5.017% due 06/26/24 (Þ) 510 505
National General Holdings Corp.
6.750% due 05/15/24 (Þ) 610 611
Newell Brands, Inc.
4.000% due 12/01/24 170 167
Nissan Motor Acceptance Corp.
1.050% due 03/08/24 (Þ) 180 178
Occidental Petroleum Corp.
6.950% due 07/01/24 (Þ) 5 5
Petroleos Mexicanos
Series REGS
7.190% due 09/12/24 (Þ) MXN 70,822 3,978
QVC, Inc.
4.850% due 04/01/24 280 277
Senior Housing Properties Trust
4.750% due 05/01/24 120 120
Spirit Airlines Pass Through Trust
Series 2015-1 Class B
4.450% due 04/01/24 56 55
Sprint LLC
Series WI
7.125% due 06/15/24 100 100
TD SYNNEX Corp.
Series WI
1.250% due 08/09/24 350 341
U.S. Cash Management Fund(@) 115,258,301(∞) 115,224
United States Treasury Bills
2.688% due 01/04/24 (ž)(ç) 100 100
United States Treasury Notes
2.750% due 02/15/24 26,000 25,918
2.250% due 03/31/24 43,300 42,977
2.000% due 04/30/24 27,500 27,212
2.500% due 04/30/24 (Þ) 9,000 8,918
WEA Finance LLC / Westfield UK &
Europe Finance PLC
3.750% due 09/17/24 (Þ) 600 589

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — December 31, 2023
See accompanying notes which are an integral part of the financial statements.
Strategic Bond Fund 107
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Wynn Macau, Ltd.
4.875% due 10/01/24 (Þ) 390 385
Total Short-Term Investments
(cost $231,749) 232,206
Other Securities - 0.1%
U.S. Cash Collateral Fund(@)(×) 1,147,545 (∞) 1,148
Total Other Securities
(cost $1,148) 1,148
Total Investments - 104.7%
(identified cost $934,414) 910,348
Other Assets and Liabilities,
Net - (4.7)%
(41,160)
Net Assets - 100.0%
869,188

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — December 31, 2023
See accompanying notes which are an integral part of the financial statements.
108 Strategic Bond Fund
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
46.2%
ABN AMRO Bank NV 02/04/22 1,040,000 101.36 1,054
1,019
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 10/21/21 150,000 99.69 150
131
AES Panama Generation Holdings SRL 08/03/23 832,816 87.25 727
700
Africa Finance Corp. 11/02/21 393,000 102.43 403
378
Africa Finance Corp. 09/13/22 800,000 97.27 778
763
Africa Finance Corp. 09/13/22 900,000 99.54 896
893
African Export-Import Bank (The) 05/10/21 200,000 100.00 200
184
Agence Francaise de Developpement EPIC 09/13/22 1,200,000 100.68 1,208
1,207
Air Canada Pass Through Trust 10/17/23 31,383 94.95 30
30
Air Lease Corp. 06/17/20 240,000 101.48 244
232
Air Lease Corp. 05/17/21 30,000 99.60 30
28
Aircastle , Ltd. 08/03/22 1,007,000 87.06 877
898
Aircastle , Ltd. 08/03/23 585,000 98.03 573
577
Alaska Airlines Pass-Through Trust 04/05/23 76,484 96.88 74
74
Albertsons Cos. LLC / Safeway, Inc. / New Albertsons, LP / Albertson's LLC 09/20/23 160,000 97.04 155
160
Alcoa Nederland Holding BV 01/24/23 200,000 98.65 197
195
Alcon Finance Corp. 12/11/23 280,000 93.00 260
263
Alexandria Real Estate Equities, Inc. 04/09/21 150,000 93.86 141
99
Alimentation Couche-Tard, Inc. 09/19/17 1,642,000 96.61 1,586
1,580
Allegro CLO XI, Ltd. 11/09/23 2,252,604 100.00 2,253
2,251
Alternative Loan Trust 01/19/17 223,349 83.38 186
142
Altria Group, Inc. 07/09/13 22,000 140.15 31
31
Altria Group, Inc. 03/25/20 70,000 84.87 59
52
Altria Group, Inc. 04/12/21 210,000 89.52 188
171
Amcor PLC 08/03/23 1,065,000 95.35 1,015
1,028
American Airlines Group, Inc. 04/12/21 133,333 100.58 134
132
American Airlines Group, Inc. 02/08/23 250,000 99.74 249
253
American Airlines Group, Inc. 11/17/23 70,000 100.02 70
74
American Airlines, Inc. Pass-Through Certificates Trust 06/01/22 131,750 97.39 128
128
American Tower Trust #1 06/21/23 1,408,000 100.58 1,416
1,428
American Transmission Systems, Inc. 11/29/21 50,000 99.77 50
42
Americo Life, Inc. 04/12/21 70,000 99.79 70
55
AmFam Holdings, Inc. 04/09/21 80,000 103.26 83
49
AmFam Holdings, Inc. 04/12/21 100,000 100.11 100
77
Amur Equipment Finance Receivables X LLC 10/25/23 1,098,962 96.53 1,061
1,067
Amur Equipment Finance Receivables XI LLC 09/14/22 1,423,545 99.98 1,423
1,419
Amur Equipment Finance Receivables XII LLC 06/22/23 1,793,599 99.99 1,793
1,808
Andorra Government International Bond 04/28/21 EUR 3,500,000 115.54 4,044
3,300
Antero Midstream Partners, LP / Antero Midstream Finance Corp. 01/26/23 70,000 102.22 72
72
AP Moller - Maersk A/S 09/11/23 240,000 99.60 239
250
Apache Corp. 10/28/16 40,000 64.04 26
31
Apidos CLO XXVI 08/01/23 250,000 99.25 248
249
Arbor Realty CLO, Ltd. 05/26/21 1,029,000 100.00 1,029
1,022
Arbor Realty CLO, Ltd. 01/26/22 3,050,000 100.00 3,050
3,031
Arbor Realty Commercial Real Estate Notes, Ltd. 09/20/21 5,030,000 100.00 5,030
4,977
Arbor Realty Commercial Real Estate Notes, Ltd. 05/05/22 2,638,000 100.00 2,638
2,638
Ares Capital Corp. 04/07/20 1,555,000 94.37 1,467
1,490
Avery Dennison Corp. 07/06/22 831,000 87.63 728
734
Aviation Capital Group LLC 04/13/21 140,000 103.38 145
139
Aviation Capital Group LLC 12/11/23 554,000 89.02 493
503
Avolon Holdings Funding, Ltd. 04/12/21 100,000 100.28 100
96
Avolon Holdings Funding, Ltd. 04/12/21 20,000 100.82 20
20
Bank of America Corp. 05/15/19 30,000 102.91 31
29
Bank of America Corp. 07/15/21 240,000 100.00 240
196
Bank of America Corp. 04/21/22 130,000 100.00 130
127
Bank of Nova Scotia (The) 04/06/22 717,000 82.12 589
641
Bank of Nova Scotia (The) 10/17/22 200,000 100.00 200
208
Bank of Nova Scotia (The) 09/12/23 957,000 97.18 930
941
Banque Ouest Africaine de Developpement 02/23/21 EUR 1,382,000 91.64 1,266
1,163
Barclays PLC 08/03/23 1,360,000 97.43 1,325
1,351
Barrick NA Finance LLC 06/13/16 100,000 107.77 108
105
BAT Capital Corp. 08/07/23 733,000 97.48 715
726
Bayer US Finance II LLC 12/07/23 1,015,000 96.67 981
989
BDS, Ltd. 04/04/22 3,822,000 100.00 3,822
3,811

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — December 31, 2023
See accompanying notes which are an integral part of the financial statements.
Strategic Bond Fund 109
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
Bellemeade Re, Ltd. 09/23/21 2,380,000 100.00 2,380
2,363
Bellemeade Re, Ltd. 10/18/23 1,426,000 100.00 1,426
1,426
Berry Global, Inc. 03/06/23 825,000 97.04 801
811
Berry Global, Inc. 08/03/23 819,000 91.86 752
761
Berry Petroleum Corp. 04/13/21 210,000 98.89 208
203
Bharti Airtel, Ltd. 09/13/21 708,000 103.40 732
698
Blackstone Holdings Finance Co. LLC 10/31/22 190,000 99.84 190
203
Blue Racer Midstream LLC / Blue Racer Finance Corp. 01/24/23 230,000 100.90 232
233
Blue Racer Midstream LLC / Blue Racer Finance Corp. 02/01/23 60,000 98.67 59
59
BNP Paribas SA 06/02/20 799,000 94.45 755
763
BNP Paribas SA 06/10/20 722,000 105.75 763
707
BNP Paribas SA 08/08/22 360,000 100.00 360
367
BNP Paribas SA 11/09/22 200,000 100.00 200
214
BNP Paribas SA 08/07/23 200,000 100.00 200
209
BNP Paribas SA 09/12/23 124,000 90.25 112
116
BNP Paribas SA 11/28/23 260,000 100.00 260
272
Boardwalk Pipelines, LP 08/03/23 768,000 95.63 734
752
Boeing Co. (The) 04/30/19 60,000 99.26 60
56
Boeing Co. (The) 07/29/19 90,000 91.43 82
76
Boeing Co. (The) 07/29/19 40,000 99.88 40
38
Boeing Co. (The) 04/30/20 220,000 100.00 220
219
Boeing Co. (The) 04/30/20 190,000 100.00 190
193
Boeing Co. (The) 04/30/20 90,000 100.00 90
93
Bon Secours Mercy Health, Inc. 04/12/21 50,000 106.14 53
46
BRAVO Residential Funding Trust 08/03/23 162,153 100.00 162
163
BRAVO Residential Funding Trust 08/03/23 104,922 100.00 105
106
Brighthouse Financial, Inc. 09/12/23 509,000 72.77 370
405
Bristol Park CLO, Ltd. 06/08/23 250,000 98.22 246
249
Bristol-Myers Squibb Co. 11/20/19 380,000 104.81 398
373
Bristol-Myers Squibb Co. 04/09/21 40,000 93.56 37
28
British Airways Pass-Through Trust 08/01/23 73,891 88.80 66
67
Broadcom, Inc. 04/12/21 190,000 99.90 190
154
Broadcom, Inc. 08/03/23 1,023,000 95.47 977
998
Brunswick Corp. 12/07/23 215,000 75.43 162
168
Bunge, Ltd. Finance Corp. 10/16/23 548,000 93.64 513
526
BX Commercial Mortgage Trust 12/02/21 2,674,000 99.88 2,671
2,577
BX Trust 09/13/23 563,908 99.82 563
562
CAMB Commercial Mortgage Trust 01/25/19 987,000 100.11 988
947
CAMB Commercial Mortgage Trust 10/22/21 3,322,000 102.76 3,414
2,750
Cameron LNG LLC 04/09/21 30,000 107.08 32
25
Canadian Natural Resources, Ltd. 09/03/20 661,000 119.70 791
673
Carrier Global Corp. 11/15/23 140,000 99.84 140
151
Carrier Global Corp. 11/15/23 140,000 99.97 140
142
CCG Receivables Trust 11/17/23 1,284,398 99.69 1,280
1,292
CCO Holdings LLC / CCO Holdings Capital Corp. 04/14/20 10,000 101.38 10
9
Cencosud SA 09/12/23 1,651,000 93.38 1,542
1,593
CF Industries, Inc. 12/07/23 1,324,000 97.25 1,288
1,295
Charter Communications Operating LLC / Charter Communications
Operating Capital 04/09/21 100,000 96.37 96
71
Charter Communications Operating LLC / Charter Communications
Operating Capital 08/03/23 930,000 98.56 917
921
Chesapeake Energy Corp. 05/12/22 270,000 98.21 265
268
Chesapeake Energy Corp. 08/17/23 230,000 98.82 227
232
Chile Government International Bond 06/28/23 EUR 1,170,000 106.55 1,247
1,317
Chord Energy Corp. 02/01/23 80,000 99.00 79
80
CIFC Funding, Ltd. 02/01/23 809,132 99.39 804
809
Cigna Corp. 04/09/21 30,000 98.39 29
29
Cigna Corp. 04/12/21 40,000 99.89 40
35
Cimarex Energy Co. 11/03/21 130,000 105.58 137
110
Citigroup Commercial Mortgage Trust 02/12/19 1,418,000 0.99 1,405
1,276
Citigroup, Inc. 10/20/21 200,000 100.00 200
172
Citizens Bank NA 04/04/23 971,000 93.59 909
928
Citizens Financial Group, Inc. 08/03/23 185,000 93.80 174
176
Citizens Financial Group, Inc. 10/11/23 200,000 96.10 192
195
Columbia Pipelines Holding Co. LLC 08/02/23 30,000 100.00 30
31

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — December 31, 2023
See accompanying notes which are an integral part of the financial statements.
110 Strategic Bond Fund
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
Columbia Pipelines Holding Co. LLC 08/02/23 120,000 100.00 120
124
Columbia Pipelines Operating Co. LLC 08/02/23 122,000 100.65 123
135
Columbia Pipelines Operating Co. LLC 08/02/23 130,000 99.97 130
136
Columbia Pipelines Operating Co. LLC 09/12/23 241,000 99.51 240
258
Comcast Corp. 04/02/20 30,000 102.96 31
20
Comision Federal de Electricidad 04/12/21 200,000 97.53 195
166
Constellation Energy Generation LLC 09/26/23 130,000 99.91 130
139
Continental Resources, Inc. 11/09/21 140,000 96.29 135
129
Continental Resources, Inc. 11/09/21 60,000 99.94 60
49
CORE Mortgage Trust 03/01/19 1,216,000 100.00 1,216
1,175
CPPIB Capital, Inc. 09/14/22 950,000 99.97 950
942
Credit Agricole SA 06/11/20 1,256,000 100.64 1,264
1,234
Credit Agricole SA 03/03/22 977,000 98.11 959
927
Credit Agricole SA 06/13/22 600,000 100.68 604
611
Credit Agricole SA 06/27/23 250,000 100.00 250
259
Credit Agricole SA 06/27/23 250,000 100.08 250
254
Credit Suisse Mortgage Capital Certificates 10/05/22 2,478,833 98.88 2,451
2,479
Credit Suisse Mortgage Trust 05/28/19 1,278,818 100.00 1,279
1,270
CSL UK Holdings, Ltd. 04/20/22 70,000 99.69 70
68
CSL UK Holdings, Ltd. 04/20/22 30,000 99.83 30
29
CSL UK Holdings, Ltd. 04/20/22 40,000 99.93 40
39
CVS Health Corp. 08/09/21 120,000 99.51 119
99
DAE Funding LLC 06/15/21 220,000 99.89 220
214
Danske Bank A/S 09/07/21 200,000 100.00 200
180
Danske Bank A/S 03/03/22 270,000 95.06 257
261
Danske Bank A/S 03/28/22 200,000 100.00 200
199
Danske Bank A/S 03/28/22 430,000 100.00 430
417
Danske Bank A/S 01/04/23 430,000 100.00 430
433
Danske Bank A/S 08/03/23 1,469,000 91.83 1,349
1,371
DBGS Mortgage Trust 04/03/19 985,000 101.09 996
695
DCP Midstream Operating, LP 12/11/19 50,000 106.95 53
53
DCP Midstream Operating, LP 11/06/23 202,000 101.13 204
222
Delta Air Lines, Inc. 06/10/20 50,000 99.99 50
52
Delta Air Lines, Inc. / SkyMiles IP, Ltd. 09/16/20 190,000 100.48 191
187
Delta Air Lines, Inc. / SkyMiles IP, Ltd. 09/16/20 104,166 99.98 104
103
Deutsche Bank AG 03/06/23 822,000 98.07 806
807
Deutsche Mortgage Securities, Inc. Re-REMIC Trust 01/04/17 218,290 100.44 219
187
Discover Financial Services 08/03/23 960,000 93.59 898
921
DISH Network Corp. 05/13/22 450,000 98.37 443
445
DLLAA LLC 07/25/23 1,676,000 100.00 1,676
1,704
DNB Bank ASA 12/07/23 1,139,000 92.33 1,052
1,057
DTE Energy Co. 08/03/23 793,000 93.42 741
750
Duke Energy Florida LLC 11/06/23 160,000 99.82 160
172
Eagle RE, Ltd. 10/29/21 1,481,211 100.00 1,481
1,484
Eagle RE, Ltd. 04/13/23 2,000,957 102.00 2,041
2,045
Eagle RE, Ltd. 11/15/23 1,060,000 103.99 1,102
1,101
Edison International 08/07/23 462,000 100.63 465
472
Element Fleet Management Corp. 08/07/23 1,415,000 100.45 1,421
1,441
Elevance Health, Inc. 04/09/21 10,000 116.57 12
9
ELP Commercial Mortgage Trust 11/01/21 2,547,035 98.38 2,506
2,474
EMF-UK PLC 06/24/22 GBP 435,252 120.97 527
548
Endeavor Energy Resources, LP / EER Finance, Inc. 01/24/23 40,000 98.75 39
40
Enel Finance International NV 01/05/18 706,000 100.61 710
662
Enel Finance International NV 10/06/22 623,000 101.91 635
639
Enel Finance International NV 08/07/23 779,000 104.73 816
831
Enel Finance International NV 12/07/23 157,000 90.49 142
143
Energy Transfer Operating, LP 10/10/23 290,000 99.89 290
310
Energy Transfer Operating, LP 12/05/23 20,000 103.50 21
21
Energy Transfer, LP 01/09/19 30,000 102.14 31
31
Energy Transfer, LP 11/07/23 790,000 98.29 776
797
Enterprise Products Operating LLC 12/03/19 20,000 137.68 28
24
Enterprise Products Operating LLC 02/26/20 60,000 99.36 60
48
Enterprise Products Operating LLC 09/07/21 30,000 99.21 30
22
EQM Midstream Partners, LP 05/31/22 40,000 100.00 40
41
EQT Corp. 05/10/21 30,000 100.00 30
27

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — December 31, 2023
See accompanying notes which are an integral part of the financial statements.
Strategic Bond Fund 111
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
EQT Corp. 05/10/21 937,000 94.31 875
889
Eurosail PLC 02/27/23 790,487 97.77 773
781
Eurosail PRIME-UK PLC 03/25/21 GBP 330,683 135.22 447
415
Eurosail -UK PLC 01/21/21 GBP 470,407 135.66 638
591
Export-Import Bank of Korea (The) 01/04/23 1,160,000 99.79 1,158
1,163
Exxon Mobil Corp. 04/03/20 10,000 119.71 12
9
F&G Annuities & Life, Inc. 02/06/23 807,000 102.19 825
832
Fannie Mae 05/19/04 2,179 97.88 2
2
Fannie Mae 06/07/06 396 97.79 —
—
Fannie Mae 05/25/11 188,250 100.23 189
184
Fannie Mae 06/08/12 6,179 105.84 6
6
Fannie Mae 06/19/12 51,560 106.43 55
54
Fannie Mae 04/25/13 54,107 106.17 57
57
Fannie Mae 03/07/14 59,255 107.40 64
61
Fannie Mae 03/27/14 35,007 106.85 37
36
Fannie Mae 05/03/17 41,581 104.36 43
40
Fannie Mae 11/01/18 53,287 103.97 55
53
Fannie Mae 04/11/19 103,320 101.77 105
98
Fannie Mae 12/18/19 408,515 101.75 416
368
Fannie Mae 04/06/20 258,121 107.91 279
254
Fannie Mae 04/15/20 66,437 108.21 72
66
Fannie Mae 06/10/20 2,056,920 105.71 2,174
1,843
Fannie Mae 01/04/21 145,969 106.11 155
126
Fannie Mae 01/20/21 6,204,986 101.91 6,307
5,080
Fannie Mae 01/05/23 15,500,000 100.82 15,627
15,569
Fannie Mae 12/27/23 2,236,518 99.06 2,216
2,214
Fannie Mae Connecticut Avenue Securities Trust 11/16/23 153,438 100.00 153
154
Fannie Mae Connecticut Avenue Securities Trust 11/16/23 180,000 100.00 180
184
Fannie Mae REMICS 07/13/06 2,561 100.71 3
3
Ferguson PLC 12/06/22 906,000 95.55 866
892
Fifth Third Bancorp 12/07/23 1,050,000 95.07 998
1,010
Finsbury Square 09/21/22 GBP 981,954 119.63 1,175
1,247
First Quantum Minerals, Ltd. 01/30/23 200,000 96.70 193
170
Florida Gas Transmission Co. LLC 09/15/21 320,000 99.94 320
263
Ford Motor Credit Co. LLC 10/18/22 200,000 97.83 196
197
Fortis, Inc. 08/07/23 1,417,000 93.77 1,329
1,345
Fox Corp. 10/05/23 110,000 99.22 109
119
Freddie Mac 10/02/08 14,413 99.91 14
15
Freddie Mac 07/08/11 72,949 102.63 75
73
Freddie Mac 09/23/15 187,817 105.26 198
181
Freddie Mac 01/10/17 189,963 99.81 190
173
Freddie Mac 07/09/19 74,859 101.16 76
67
Freddie Mac 08/19/20 620,009 106.55 661
552
Freddie Mac 01/20/21 953,153 103.11 983
785
Freddie Mac 04/27/21 904,858 100.80 912
740
Freddie Mac 05/31/23 4,831,981 99.94 4,829
4,852
Freddie Mac REMICS 04/08/13 33,362 102.60 34
31
Freeport Indonesia PT 09/12/23 427,000 87.78 375
423
Fresenius Medical Care AG & Co. KGaA 02/06/23 1,184,000 89.50 1,060
1,070
Fresnillo PLC 04/09/21 260,000 98.48 256
199
FS Commercial Mortgage Trust 10/19/23 130,000 100.00 130
135
Full House Resorts 11/16/23 30,000 90.40 27
28
Gartner, Inc. 12/07/23 842,000 94.64 797
798
Genting New York LLC 04/13/21 400,000 96.33 385
364
Genworth Mortgage Holdings, Inc. 08/03/23 1,314,000 99.17 1,303
1,310
GFL Environmental, Inc. 2023 First Lien Term Loan 09/22/23 8,426 99.17 8
8
Ginnie Mae II 12/14/23 13,340,000 100.54 13,411
13,436
Ginnie Mae II 12/14/23 10,700,000 102.28 10,944
10,953
Glencore Funding LLC 01/16/19 100,000 96.47 96
96
Glencore Funding LLC 04/13/21 90,000 100.18 90
85
Glencore Funding LLC 05/02/23 130,000 99.97 130
132
GLP Capital, LP / GLP Financing II, Inc. 03/26/19 1,253,000 100.03 1,253
1,245
GoldenTree Loan Opportunities IX, Ltd. 05/26/23 260,000 98.53 256
260
Goldman Sachs BDC, Inc. 10/11/22 860,000 93.61 805
819
Goldman Sachs Group, Inc. (The) 04/12/21 40,000 107.59 43
38

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — December 31, 2023
See accompanying notes which are an integral part of the financial statements.
112 Strategic Bond Fund
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
GoodLeap Sustainable Home Improvements 10/21/21 882,564 99.99 882
688
GoodLeap Sustainable Home Solutions Trust 01/24/22 804,883 99.98 805
636
Greenpoint Manufactured Housing Contract Trust 06/16/17 450,000 99.72 449
433
GS Mortgage Securities Trust 08/04/23 120,000 95.84 115
117
GS Mortgage Securities Trust 08/04/23 1,999,000 95.85 1,916
1,943
Hellenic Republic Government International Bond 07/11/23 EUR 2,138,000 108.62 2,322
2,593
Hellenic Republic Government International Bond 12/04/23 EUR 691,000 114.50 791
832
Hercules Capital, Inc. 08/04/22 966,000 91.03 879
879
HGI CRE CLO, Ltd. 09/17/21 1,362,824 100.00 1,363
1,344
Highlands Holdings Bond Issuer, Ltd. / Highlands Holdings Bond Co.-Issuer,
Inc. 04/12/21 502,143 102.05 512
510
Hilton Grand Vacations Trust 08/01/23 90,016 99.98 90
91
HMH Trust 06/09/17 1,170,000 99.97 1,170
547
Home RE, Ltd. 08/09/22 914,870 102.16 935
920
HSBC Holdings PLC 04/16/21 669,000 132.03 883
746
HSBC Holdings PLC 08/07/23 639,000 96.25 615
620
Humana, Inc. 06/13/16 20,000 103.10 21
18
Huntington Ingalls Industries, Inc. 10/25/22 790,000 91.54 723
747
Huntsman International LLC 02/06/23 799,000 94.08 752
770
ILFC E-Capital Trust I 08/12/22 200,000 65.02 130
148
ILFC E-Capital Trust II 08/12/22 350,000 69.48 243
271
Imperial Brands Finance PLC 08/07/23 1,410,000 95.00 1,339
1,345
Infraestructura Energetica Nova SAPI de CV 07/06/22 892,000 93.50 834
831
ING Groep NV 08/07/23 1,356,000 97.46 1,322
1,329
ING Groep NV 12/07/23 145,000 93.53 136
136
Intel Corp. 08/10/21 40,000 99.92 40
30
Intel Corp. 08/02/22 50,000 99.80 50
49
International Flavors & Fragrances, Inc. 06/02/22 919,000 95.39 877
851
International Flavors & Fragrances, Inc. 10/03/23 1,032,000 56.23 580
704
Intesa Sanpaolo SpA 06/14/22 510,000 98.03 500
505
Intesa Sanpaolo SpA 11/14/22 1,035,000 100.81 1,049
1,060
Intesa Sanpaolo SpA 11/20/23 350,000 99.90 350
373
Intesa Sanpaolo SpA 12/11/23 86,000 103.98 89
94
Intuit, Inc. 09/12/23 210,000 99.44 209
220
IQVIA, Inc. 08/07/23 633,000 99.85 632
645
Israel Government International Bond 11/07/23 EUR 2,787,000 76.07 2,120
2,363
Jackson National Life Global Funding 12/11/23 1,146,000 93.19 1,068
1,080
JDE Peet's NV 09/12/23 1,767,000 87.89 1,553
1,588
Jersey Central Power & Light Co. 08/07/23 646,000 97.45 630
632
JetBlue Airways Corp. 05/02/23 1,825,417 85.45 1,560
1,540
JetBlue Airways Corp. 07/12/23 1,469,947 92.09 1,354
1,346
JM Smucker Co. (The) 10/11/23 160,000 99.94 160
175
Jordan Government International Bond 06/14/22 310,000 96.56 299
303
JPMorgan Chase & Co. 12/19/18 40,000 99.74 40
39
JPMorgan Chase & Co. 04/09/21 30,000 116.57 35
26
JPMorgan Chase & Co. 05/05/21 70,000 100.00 70
64
JPMorgan Chase & Co. 10/16/23 60,000 100.00 60
65
JPMorgan Chase & Co. 12/05/23 250,000 100.00 250
252
JPMorgan Mortgage Trust 06/05/20 81,561 102.89 84
73
JPMorgan Mortgage Trust 03/30/21 136,770 102.00 139
120
JPMorgan Mortgage Trust 04/26/21 3,441,254 102.14 3,515
3,122
JPMorgan Mortgage Trust 06/24/21 2,913,821 102.42 2,984
2,639
JPMorgan Mortgage Trust 01/26/22 2,762,705 99.13 2,739
2,388
JPMorgan Mortgage Trust 02/24/22 1,279,420 97.59 1,249
1,105
JPMorgan Mortgage Trust 03/23/22 2,779,668 96.20 2,674
2,401
JPMorgan Mortgage Trust 04/27/22 1,338,772 95.73 1,282
1,183
JPMorgan Mortgage Trust 04/20/23 743,402 88.48 658
648
JPMorgan Mortgage Trust 09/27/23 1,873,098 100.00 1,873
1,880
Kaiser Foundation Hospitals 04/12/21 30,000 104.94 31
23
Kenvue , Inc. 03/08/23 30,000 99.37 30
31
Keysight Technologies, Inc. 10/16/23 1,353,000 96.23 1,302
1,348
KKR Group Finance Co. II LLC 02/20/15 10,000 108.69 11
10
KLA Corp. 06/21/22 20,000 99.10 20
20
KLA Corp. 06/21/22 80,000 99.95 80
82
Kookmin Bank 08/05/21 714,000 106.07 757
700

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — December 31, 2023
See accompanying notes which are an integral part of the financial statements.
Strategic Bond Fund 113
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
Kraft Heinz Foods Co. 10/16/23 192,000 85.14 163
188
Lam Research Corp. 04/12/21 90,000 98.61 89
77
Lamar Funding, Ltd. 07/26/22 200,000 97.67 195
195
LCM XXIII, Ltd. 01/29/20 518,664 100.00 519
519
Lithia Motors, Inc. 06/04/21 50,000 102.30 51
45
Lithia Motors, Inc. 06/07/21 60,000 103.57 62
58
Lloyds Banking Group PLC 09/06/22 827,000 98.54 815
809
Lockheed Martin Corp. 06/14/16 10,000 108.87 11
10
Lockheed Martin Corp. 04/12/21 40,000 98.79 39
34
Lowe's Cos., Inc. 09/13/21 50,000 99.90 50
37
LPL Holdings, Inc. 12/11/23 811,000 94.69 768
783
Lunar Structured Aircraft Portfolio Notes 12/11/23 202,564 86.34 175
175
Madison Park Funding XVIII, Ltd. 12/01/21 1,878,741 100.00 1,879
1,878
Magnetite XV, Ltd. 10/04/22 526,027 98.26 517
524
Magnetite XVII, Ltd. 09/20/23 250,000 99.56 249
249
Magnetite XXIX, Ltd. 10/19/23 250,000 98.24 246
248
Mars, Inc. 04/09/21 160,000 94.08 151
115
Massachusetts Mutual Life Insurance Co. 04/09/21 50,000 100.35 50
36
Mattel, Inc. 08/07/23 1,533,000 94.07 1,442
1,458
McDonald's Corp. 04/16/21 40,000 117.14 47
37
McDonald's Corp. 08/07/23 120,000 95.22 114
122
Melco Resorts Finance, Ltd. 04/12/21 240,000 104.16 250
211
Meritage Homes Corp. 12/11/23 539,000 97.01 523
531
Metropolitan Edison Co. 03/28/23 100,000 99.88 100
101
Metropolitan Life Global Funding I 03/21/23 150,000 99.87 150
153
MF1 LLC 05/13/22 3,993,000 99.10 3,957
3,993
MF1 LLC 09/29/23 4,885,000 99.51 4,861
4,885
MHC Commercial Mortgage Trust 04/06/21 4,614,300 99.22 4,578
4,565
Micron Technology, Inc. 10/18/21 70,000 100.00 70
59
Midwest Connector Capital Co. LLC 11/06/23 609,000 91.66 558
586
Mileage Plus Holdings LLC / Mileage Plus Intellectual Property Assets, Ltd. 06/25/20 77,000 99.67 77
77
MISC Capital Two Labuan, Ltd. 09/12/23 791,000 93.74 741
761
Monongahela Power Co. 09/12/23 350,000 99.82 349
367
Morgan Stanley 01/17/23 90,000 100.00 90
91
Morgan Stanley 04/19/23 250,000 100.00 250
250
Morgan Stanley Mortgage Capital Holdings LLC Trust 08/11/17 5,418,000 0.30 16
16
Morgan Stanley Mortgage Capital Holdings LLC Trust 08/11/17 8,761,000 1.12 98
98
Morgan Stanley Mortgage Capital Holdings LLC Trust 08/11/17 1,500,000 97.70 1,465
1,061
MPLX, LP 11/07/18 10,000 99.68 10
10
MPLX, LP 09/12/23 1,697,000 91.78 1,557
1,587
MVW LLC 09/13/23 78,828 90.64 71
72
National General Holdings Corp. 11/01/22 610,000 100.14 611
611
NBCUniversal Media LLC 07/21/21 7,000 122.42 9
6
NBK Tier 1 Financing 2, Ltd. 02/06/23 779,000 94.76 738
746
Neuberger Berman CLO XV, Ltd. 08/31/21 1,294,853 100.00 1,295
1,293
New York Life Global Funding 01/24/23 80,000 99.83 80
79
New York Life Insurance Co. 04/09/21 100,000 107.51 107
80
New York State Electric & Gas Corp. 10/16/23 1,133,000 92.63 1,050
1,068
Newgate Funding PLC 05/04/21 EUR 1,899,704 118.13 2,244
2,013
NextEra Energy Capital Holdings, Inc. 06/02/22 978,000 85.61 837
828
NGPL PipeCo LLC 09/26/19 553,000 125.32 693
615
Nippon Life Insurance Co. 04/09/21 250,000 96.35 241
207
Nissan Motor Acceptance Co. LLC 09/12/23 40,000 87.75 35
36
Nissan Motor Acceptance Corp. 11/03/22 180,000 98.92 178
178
Nissan Motor Co., Ltd. 09/10/20 200,000 96.33 193
193
Nokia OYJ 03/06/23 1,523,000 95.14 1,449
1,475
Northwestern Mutual Life Insurance Co. (The) 04/09/21 160,000 101.59 163
119
Northwestern Mutual Life Insurance Co. (The) 04/09/21 80,000 103.91 83
59
NRG Energy, Inc. 04/12/21 320,000 99.94 320
289
Oaktown Re III, Ltd. 01/26/21 442,990 100.34 444
444
Oaktown Re VI, Ltd. 04/14/21 788,585 100.00 789
790
Oaktown Re VII, Ltd. 10/15/21 512,245 100.00 512
512
Oaktown Re, Ltd. 09/28/21 1,475,000 101.62 1,499
1,502
Occidental Petroleum Corp. 09/12/19 5,000 101.91 5
5
Occidental Petroleum Corp. 09/12/19 280,000 100.82 280
282

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — December 31, 2023
See accompanying notes which are an integral part of the financial statements.
114 Strategic Bond Fund
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
Occidental Petroleum Corp. 08/29/23 90,000 110.61 100
102
OCP SA 06/10/21 200,000 99.50 199
172
Ohio Edison Co. 09/22/22 90,000 99.81 90
91
Omega Healthcare Investors, Inc. 03/06/23 779,000 95.17 741
747
Omega Healthcare Investors, Inc. 12/07/23 840,000 98.47 827
835
Oncor Electric Delivery Co. LLC 11/08/23 190,000 99.83 190
202
OneSky Loan Trust 02/03/22 2,575,145 101.27 2,608
2,385
Onslow Bay Financial LLC 09/18/23 194,071 100.00 194
198
Open Text Corp. 08/07/23 783,000 101.49 795
814
Oracle Corp. 10/05/21 70,000 105.95 74
56
Owl Rock Capital Corp. 08/07/23 600,000 94.98 570
575
Pacific Gas and Electric Co. 06/16/20 50,000 99.93 50
41
Pacific Gas and Electric Co. 08/07/23 327,000 98.29 321
325
Pacific Gas and Electric Co. 11/06/23 200,000 99.75 199
220
Parkmore Point RMBS PLC 02/07/23 GBP 1,786,226 118.40 2,115
2,282
Parsley Energy LLC / Parsley Finance Corp. 09/25/20 10,000 95.30 10
10
Pennsylvania Electric Co. 03/28/23 680,000 99.41 674
679
Penske Truck Leasing Co., LP / PTL Finance Corp. 09/12/23 204,000 89.97 184
188
Penske Truck Leasing Co., LP / PTL Finance Corp. 11/06/23 646,000 94.20 609
630
Penske Truck Leasing Co., LP / PTL Finance Corp. 12/07/23 398,000 95.58 380
385
Permian Resources Corp. 12/07/23 130,000 99.28 129
130
Petrobras Global Finance BV 04/09/21 150,000 110.31 165
149
Petroleos del Peru SA 04/09/21 200,000 105.87 212
122
Petroleos Mexicanos 02/23/21 MXN 70,821,800 4.96 3,515
3,978
PFS Financing Corp. 08/08/23 1,372,000 99.99 1,372
1,387
PG&E Wildfire Recovery Funding LLC 07/13/22 30,000 100.00 30
30
Philip Morris International, Inc. 04/29/20 70,000 99.59 70
60
Philip Morris International, Inc. 08/25/21 664,000 137.91 916
743
Plains All American Pipeline, LP 04/09/21 250,000 82.28 206
242
PM General Purchaser LLC 11/30/23 140,000 100.19 140
142
PNC Financial Services Group, Inc. (The) 06/07/23 50,000 100.00 50
50
PNC Financial Services Group, Inc. (The) 10/17/23 90,000 100.00 90
100
Polaris PLC 09/29/23 GBP 1,001,938 122.50 1,227
1,283
Preston Ridge Partners Mortgage LLC 12/01/20 328,761 100.00 329
329
Preston Ridge Partners Mortgage LLC 04/28/21 616,247 100.00 616
601
Preston Ridge Partners Mortgage LLC 05/18/23 616,860 94.71 584
597
Preston Ridge Partners Mortgage LLC 05/24/23 536,154 95.05 510
519
Primrose Residential DAC 03/03/23 EUR 1,403,635 106.43 1,494
1,546
Prodigy Finance Designated Activity Co. 07/12/21 560,642 99.47 558
556
Prospect Capital Corp. 04/16/21 1,003,000 100.52 1,008
938
Prosus NV 02/03/21 909,000 100.66 915
596
Provincia de Buenos Aires 08/27/21 474,811 41.33 196
181
Provincia de Cordoba 04/12/21 133,336 69.50 93
121
Provincia de Cordoba 04/12/21 230,000 73.60 169
194
Prudential Financial, Inc. 09/12/23 1,023,000 90.50 926
948
Radian Group, Inc. 10/16/23 676,000 94.04 636
653
Radnor RE, Ltd. 11/05/21 290,808 100.00 291
291
Radnor RE, Ltd. 01/13/22 363,881 100.13 364
364
Radnor RE, Ltd. 07/27/23 1,285,000 100.00 1,285
1,293
Radnor RE, Ltd. 11/28/23 774,000 100.78 780
781
Raytheon Technologies Corp. 04/09/21 130,000 121.75 158
119
RCKT Mortgage Trust 09/13/23 924,018 99.99 924
937
Regal Rexnord Corp. 01/09/23 500,000 100.58 503
506
Reliance Standard Life Global Funding II 09/12/23 310,000 88.11 273
277
Renesas Electronics Corp. 12/11/23 913,000 90.32 825
833
Renew 07/31/23 289,509 96.13 278
284
RMAC Securities No. 1 PLC 04/15/21 GBP 351,535 133.56 469
434
RMAC Securities No. 1 PLC 04/15/21 GBP 628,343 133.64 840
776
RMAC Securities No. 1 PLC 04/15/21 GBP 288,366 134.49 388
357
Rocket Mortgage LLC / Rocket Mortgage Co-Issuer, Inc. 09/21/21 100,000 100.00 100
92
Romania Government International Bond 02/23/21 EUR 1,845,000 103.67 1,913
1,365
Romania Government International Bond 07/08/21 EUR 1,166,000 117.59 1,371
866
Romania Government International Bond 08/03/21 EUR 1,124,000 85.36 959
831
Romania Government International Bond 02/24/22 EUR 1,424,000 83.86 1,194
1,250
Romania Government International Bond 02/24/22 EUR 2,638,000 86.16 2,273
2,347

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — December 31, 2023
See accompanying notes which are an integral part of the financial statements.
Strategic Bond Fund 115
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
Romania Government International Bond 02/24/22 EUR 137,000 95.76 131
118
Romania Government International Bond 02/24/22 EUR 424,000 99.44 422
392
Romania Government International Bond 02/25/22 EUR 318,000 103.63 330
328
Romania Government International Bond 03/01/22 EUR 166,000 104.57 174
156
Romania Government International Bond 05/04/22 EUR 1,324,000 66.27 877
994
Romania Government International Bond 07/20/22 EUR 80,000 83.54 67
76
Romania Government International Bond 07/21/22 EUR 52,000 87.27 45
53
Romania Government International Bond 09/21/22 EUR 1,718,000 94.78 1,628
1,859
Romania Government International Bond 09/11/23 EUR 1,100,000 107.43 1,182
1,245
RTX Corp. 11/06/23 450,000 99.81 449
488
S&P Global, Inc. 04/09/21 10,000 104.89 10
7
Santander UK Group Holdings PLC 03/05/19 701,000 100.79 706
686
Santander UK PLC 12/11/23 271,000 76.91 208
218
Sasol Financing USA LLC 04/26/23 250,000 100.00 250
255
Saudi Arabian Oil Co. 04/11/22 942,000 92.33 870
886
SCE Recovery Funding LLC 04/19/23 77,101 99.99 77
76
Sempra Energy 06/02/22 953,000 88.26 841
818
Sequoia Mortgage Trust 10/21/16 58,993 102.58 60
53
Sequoia Mortgage Trust 05/06/21 1,890,073 102.56 1,939
1,706
Shell International Finance BV 05/06/15 60,000 99.83 60
55
SilverBow Resources, Inc. 11/21/23 410,000 98.03 402
406
Societe Generale SA 11/21/22 878,000 96.62 848
860
Societe Generale SA 08/03/23 678,000 90.67 615
624
Sodexo, Inc. 09/12/23 1,595,000 91.32 1,457
1,478
Sonoco Products Co. 12/11/23 741,000 90.60 671
682
Southern California Edison Co. 04/09/21 80,000 107.76 86
67
Southern California Edison Co. 10/03/23 1,107,000 70.46 780
902
Southern Co. (The) 08/07/23 1,152,000 98.02 1,129
1,168
Southwest Airlines Co. 04/13/21 50,000 105.02 52
50
Spirit Loyalty Cayman, Ltd. / Spirit IP Cayman, Ltd. 11/14/22 280,000 97.74 274
201
Standard Chartered PLC 08/03/23 1,496,000 90.72 1,357
1,370
Standard Chartered PLC 09/12/23 189,000 90.47 171
178
Starbucks Corp. 10/16/23 185,000 77.45 143
164
SunTrust Banks, Inc. 06/28/23 70,000 96.34 67
69
SURA Asset Management SA 11/06/23 1,210,000 91.57 1,108
1,164
Suzano Austria GmbH 06/28/21 200,000 98.91 198
166
Taurus CMBS 07/28/21 GBP 466,514 139.09 649
576
Taurus UK Designated Activity Co. 02/22/21 GBP 496,354 140.62 698
616
Teachers Insurance & Annuity Association of America 06/14/16 140,000 111.05 155
132
Tennessee Gas Pipeline Co. LLC 10/05/20 608,000 130.04 791
698
Tesco PLC 09/03/20 623,000 126.44 788
648
Texas Eastern Transmission, LP 07/06/22 854,000 96.29 822
805
Thomson Reuters Corp. 11/21/22 893,000 96.40 861
858
Time Warner Cable LLC 09/03/20 666,000 122.90 818
576
Time Warner Cable LLC 04/09/21 90,000 127.97 115
89
T-Mobile USA, Inc. 04/02/20 40,000 99.51 40
38
T-Mobile USA, Inc. 07/06/20 824,000 100.12 831
710
T-Mobile USA, Inc. 01/11/21 70,000 99.51 70
62
T-Mobile USA, Inc. 08/03/23 877,000 92.14 808
817
Towd Point Mortgage Funding PLC 01/20/21 GBP 885,000 136.45 1,208
1,116
Towd Point Mortgage Trust 08/17/20 1,207,499 101.70 1,228
1,150
Towd Point Mortgage Trust 02/15/23 GBP 798,000 119.14 951
1,015
Towd Point Mortgage Trust 07/21/23 2,438,183 99.85 2,434
2,477
Towd Point Mortgage Trust 10/19/23 1,510,498 100.00 1,510
1,545
Transcontinental Gas Pipe Line Co. LLC 04/09/21 80,000 91.39 73
70
Triton Container International, Ltd. 09/12/23 1,039,000 90.44 940
950
Truist Financial Corp. 06/05/23 50,000 100.00 50
51
Truist Financial Corp. 06/05/23 1,150,000 100.18 1,154
1,171
UBS Group AG 01/28/19 260,000 100.00 260
260
UBS Group AG 08/08/22 250,000 100.00 250
267
UBS Group AG 11/09/22 250,000 100.00 250
307
UBS Group AG 05/10/23 984,000 90.43 890
902
UBS Group AG 08/03/23 576,000 93.76 540
548
UBS Group AG 09/18/23 200,000 100.00 200
206
UBS Group AG 11/08/23 250,000 100.00 250
277

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — December 31, 2023
See accompanying notes which are an integral part of the financial statements.
116 Strategic Bond Fund
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
UniCredit SpA 09/12/23 1,053,000 89.14 939
963
UniCredit SpA 12/07/23 117,000 93.41 109
110
United Airlines, Inc. 04/14/21 30,000 101.04 30
28
United Airlines, Inc. 03/30/22 220,000 98.30 216
214
United Airlines, Inc. 2021 Term Loan B 04/14/21 53,773 99.50 53
54
United States Treasury Notes 02/16/21 2,294,000 81.02 1,859
1,861
United States Treasury Notes 04/16/21 1,054,000 111.80 1,178
838
United States Treasury Notes 10/14/21 1,597,000 97.17 1,552
1,409
United States Treasury Notes 10/14/21 605,000 99.49 602
573
United States Treasury Notes 07/20/23 9,000,000 99.06 8,916
8,918
United States Treasury Notes 10/12/23 10,000 93.86 9
10
United States Treasury Notes 11/13/23 1,995,000 103.93 2,066
2,094
United States Treasury Notes 12/13/23 1,030,000 101.72 1,048
1,054
UnitedHealth Group, Inc. 10/25/22 10,000 99.25 10
11
UnitedHealth Group, Inc. 10/25/22 380,000 99.67 379
402
Unum Group 05/13/20 796,000 97.78 778
774
UPM- Kymmene OYJ 11/21/22 699,000 104.87 733
732
US Airways Pass-Through Trust 02/14/23 92,717 96.72 90
90
Var Energi ASA 02/06/23 840,000 104.23 876
890
Var Energi ASA 08/03/23 268,000 106.55 286
300
Verdant Receivables LLC 08/10/23 1,178,000 100.00 1,178
1,183
Verizon Master Trust 09/12/23 3,957,000 99.99 3,957
4,086
Verscend Holding Corp. 2021 Term Loan B 02/16/21 97,198 100.75 98
97
VICI Properties, Inc. 09/12/23 283,000 94.81 268
274
VICI Properties, Inc. 11/06/23 362,000 97.34 352
356
VICI Properties, LP / VICI Note Co., Inc. 03/06/23 1,135,000 97.59 1,108
1,115
Vistra Operations Co. LLC 08/07/23 1,564,000 93.31 1,459
1,481
Walt Disney Co. (The) 03/15/19 40,000 129.45 52
47
Warwick Finance Residential Mortgages Number Three PLC 02/10/21 GBP 552,843 138.63 766
703
WEA Finance LLC / Westfield UK & Europe Finance PLC 04/09/21 200,000 103.31 207
143
WEA Finance LLC / Westfield UK & Europe Finance PLC 05/06/21 600,000 99.02 594
589
WEA Finance LLC / Westfield UK & Europe Finance PLC 11/21/22 982,000 88.65 870
874
Wells Fargo & Co. 10/19/16 80,000 99.93 80
76
Wells Fargo & Co. 10/16/23 170,000 100.00 170
185
Wells Fargo Mortgage Backed Securities Trust 04/23/21 905,525 102.29 926
773
Western Midstream Operating, LP 01/31/20 60,000 98.04 59
54
Western Midstream Operating, LP 04/09/21 40,000 101.57 41
36
WinWater Mortgage Loan Trust 03/29/17 90,968 102.07 93
85
Wipro IT Services LLC 08/03/23 819,000 90.89 744
750
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp. 02/09/23 80,000 98.75 79
80
Wynn Macau, Ltd. 01/04/23 390,000 98.18 383
385
Xcel Energy, Inc. 11/06/23 858,000 88.60 760
782
XPO, Inc. 12/19/23 1,361,000 101.07 1,376
1,377
Yamana Gold, Inc. 06/28/21 310,000 105.71 328
299
Yara International ASA 01/06/23 1,650,000 95.53 1,576
1,593
ZF NA Capital, Inc. 06/03/22 520,000 97.12 505
514
Zions Bancorp NA 08/03/22 953,000 90.01 858 779
401,566

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — December 31, 2023
See accompanying notes which are an integral part of the financial statements.
Strategic Bond Fund 117
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Long Positions
Canadian 10 Year Government Bond Futures 39 CAD 4,843 03/24
158
Long Gilt Futures 115 GBP 11,804 03/24
828
United States 2 Year Treasury Note Futures 1,762 USD 362,820 03/24
3,094
United States 5 Year Treasury Note Futures 907 USD 98,657 03/24
2,126
United States 10 Year Treasury Note Futures 555 USD 62,654 03/24
1,624
United States 10 Year Treasury Ultra Bond Futures 971 USD 114,593 03/24 3,442
United States Treasury Long Bond Futures 191 USD 23,863 03/24
1,150
United States Treasury Ultra Bond Futures 479 USD 63,991 03/24
5,693
Short Positions
Euro- Bobl Futures 18 EUR 2,147 03/24
(45)
Euro-Bund Futures 278 EUR 38,147 03/24
(1,217)
Euro- Buxl Futures 4 EUR 567 03/24
(41)
Japanese 10 Year Government Bond Futures 29 JPY 4,254,590 03/24
(279)
Japanese 10 Year Mini Government Bond Futures 106 JPY 1,553,218 03/24
(123)
Long Gilt Futures 73 GBP 7,493 03/24
(523)
United States 2 Year Treasury Note Futures 123 USD 25,327 03/24
(187)
United States 5 Year Treasury Note Futures 288 USD 31,326 03/24
(480)
United States 10 Year Treasury Note Futures 397 USD 44,817 03/24
(1,408)
United States 10 Year Treasury Ultra Bond Futures 14 USD 1,652 03/24 (69)
United States Treasury Long Bond Futures 9 USD 1,124 03/24
(8)
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å) 13,735
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
Bank of America USD 1,189 GBP 931 01/10/24 (2)
Bank of America USD 1,842 JPY 259,345 01/10/24 (2)
Bank of America USD 4,124 NOK 44,586 01/10/24 265
Bank of America AUD 33 USD 22 01/10/24 —
Bank of America CHF 37 USD 44 01/10/24 —
Bank of America EUR 3,286 USD 3,536 02/09/24 (98)
Bank of America NOK 451 USD 45 01/10/24 —
Bank of America NZD 1 USD — 01/10/24 —
BNP Paribas USD 1,105 EUR 1,043 01/19/24 46
Citigroup USD 119 CAD 162 01/18/24 4
Citigroup USD 313 CAD 420 01/18/24 4
Citigroup USD 840 CAD 1,156 01/18/24 32
Citigroup USD 850 CAD 1,153 01/18/24 20
Citigroup USD 1,680 CAD 2,310 01/18/24 63
Citigroup USD 91 CLP 85,983 01/18/24 6
Citigroup USD 257 CLP 235,236 01/18/24 9
Citigroup USD 259 CLP 236,149 01/18/24 9
Citigroup USD 517 CLP 471,678 01/18/24 18

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — December 31, 2023
See accompanying notes which are an integral part of the financial statements.
118 Strategic Bond Fund
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
Citigroup USD 647 CLP 590,858 01/18/24 23
Citigroup USD 868 CLP 792,708 01/18/24 31
Citigroup USD 1,614 CLP 1,495,078 01/18/24 82
Citigroup USD 819 CNY 5,951 01/18/24 21
Citigroup USD 830 CNY 6,047 01/18/24 24
Citigroup USD 871 CNY 6,325 01/18/24 22
Citigroup USD 78 COP 343,805 01/18/24 11
Citigroup USD 81 COP 351,333 01/18/24 10
Citigroup USD 81 COP 352,128 01/18/24 10
Citigroup USD 117 COP 506,193 01/18/24 13
Citigroup USD 157 COP 678,323 01/18/24 18
Citigroup USD 208 COP 899,356 01/18/24 23
Citigroup USD 235 COP 1,025,709 01/18/24 29
Citigroup USD 292 COP 1,309,712 01/18/24 45
Citigroup USD 466 COP 2,037,264 01/18/24 59
Citigroup USD 466 COP 2,059,570 01/18/24 64
Citigroup USD 548 COP 2,454,793 01/18/24 83
Citigroup USD 1,280 COP 5,097,920 01/18/24 32
Citigroup USD 272 EUR 255 01/18/24 10
Citigroup USD 1,080 EUR 1,000 01/18/24 25
Citigroup USD 1,690 EUR 1,562 01/18/24 36
Citigroup USD 2,525 EUR 2,300 01/18/24 16
Citigroup USD 33 GBP 27 01/18/24 1
Citigroup USD 43 GBP 35 01/18/24 1
Citigroup USD 166 GBP 134 01/18/24 4
Citigroup USD 178 GBP 147 01/18/24 9
Citigroup USD 226 GBP 179 01/18/24 2
Citigroup USD 314 GBP 250 01/18/24 4
Citigroup USD 370 GBP 298 01/18/24 10
Citigroup USD 534 IDR 8,399,199 01/18/24 12
Citigroup USD 534 IDR 8,396,529 01/18/24 11
Citigroup USD 612 IDR 9,612,027 01/18/24 13
Citigroup USD 100 ILS 397 01/18/24 9
Citigroup USD 3,142 ILS 12,055 01/18/24 188
Citigroup USD 92 JPY 13,456 01/18/24 4
Citigroup USD 114 JPY 16,878 01/18/24 6
Citigroup USD 136 JPY 19,392 01/18/24 2
Citigroup USD 168 JPY 24,978 01/18/24 10
Citigroup USD 331 JPY 48,601 01/18/24 15
Citigroup USD 4,979 JPY 729,444 01/18/24 205
Citigroup USD 71 MXN 1,304 01/18/24 6
Citigroup USD 71 MXN 1,303 01/18/24 6
Citigroup USD 75 MXN 1,370 01/18/24 6
Citigroup USD 75 MXN 1,372 01/18/24 6
Citigroup USD 75 MXN 1,369 01/18/24 6

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — December 31, 2023
See accompanying notes which are an integral part of the financial statements.
Strategic Bond Fund 119
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
Citigroup USD 75 MXN 1,369 01/18/24 6
Citigroup USD 97 MXN 1,797 01/18/24 8
Citigroup USD 98 MXN 1,805 01/18/24 8
Citigroup USD 242 MXN 4,480 01/18/24 21
Citigroup USD 488 MXN 8,474 01/18/24 10
Citigroup USD 640 MXN 11,880 01/18/24 58
Citigroup USD 1,096 MXN 18,999 01/18/24 20
Citigroup USD 1,655 MXN 28,779 01/18/24 36
Citigroup USD 191 NZD 324 01/18/24 14
Citigroup USD 112 TWD 3,545 01/18/24 4
Citigroup USD 112 TWD 3,541 01/18/24 4
Citigroup USD 112 TWD 3,542 01/18/24 4
Citigroup USD 167 TWD 5,257 01/18/24 6
Citigroup USD 567 TWD 17,893 01/18/24 21
Citigroup USD 620 TWD 19,527 01/18/24 22
Citigroup USD 169 ZAR 3,173 01/18/24 5
Citigroup USD 200 ZAR 3,761 01/18/24 5
Citigroup USD 421 ZAR 7,950 01/18/24 13
Citigroup USD 513 ZAR 9,631 01/18/24 13
Citigroup USD 850 ZAR 15,735 01/18/24 9
Citigroup USD 1,818 ZAR 33,614 01/18/24 17
Citigroup CHF 1,113 EUR 1,170 01/18/24 (65)
Citigroup CHF 5,515 USD 6,338 01/10/24 (223)
Citigroup CLP 155,330 USD 167 01/18/24 (10)
Citigroup CLP 224,609 USD 238 01/18/24 (17)
Citigroup CLP 227,895 USD 238 01/18/24 (20)
Citigroup CLP 375,548 USD 429 01/18/24 3
Citigroup CLP 470,571 USD 536 01/18/24 2
Citigroup CLP 476,810 USD 504 01/18/24 (36)
Citigroup CLP 496,755 USD 533 01/18/24 (30)
Citigroup CLP 720,530 USD 819 01/18/24 1
Citigroup CLP 749,253 USD 857 01/18/24 7
Citigroup CNY 18,332 USD 2,515 01/18/24 (73)
Citigroup COP 1,547,439 USD 380 01/18/24 (18)
Citigroup COP 1,744,404 USD 420 01/18/24 (29)
Citigroup COP 1,922,055 USD 470 01/18/24 (24)
Citigroup COP 2,155,626 USD 518 01/18/24 (36)
Citigroup COP 3,086,456 USD 742 01/18/24 (52)
Citigroup COP 12,017,615 USD 2,690 01/18/24 (402)
Citigroup EUR 395 CHF 372 01/18/24 14
Citigroup EUR 595 GBP 519 01/18/24 10
Citigroup EUR 945 GBP 813 01/18/24 (14)
Citigroup EUR 435 HUF 167,748 01/18/24 4
Citigroup EUR 775 HUF 296,554 01/18/24 (6)
Citigroup EUR 745 NOK 8,694 01/18/24 66

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — December 31, 2023
See accompanying notes which are an integral part of the financial statements.
120 Strategic Bond Fund
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
Citigroup EUR 218 PLN 974 01/18/24 14
Citigroup EUR 326 PLN 1,471 01/18/24 27
Citigroup EUR 600 PLN 2,775 01/18/24 85
Citigroup EUR 656 PLN 2,965 01/18/24 58
Citigroup EUR 240 SEK 2,833 01/18/24 32
Citigroup EUR 542 SEK 6,288 01/18/24 51
Citigroup EUR 37 USD 39 01/18/24 (1)
Citigroup EUR 100 USD 110 01/18/24 (1)
Citigroup EUR 104 USD 114 01/18/24 (1)
Citigroup EUR 237 USD 255 01/18/24 (6)
Citigroup EUR 276 USD 293 01/18/24 (11)
Citigroup EUR 600 USD 650 01/18/24 (12)
Citigroup EUR 600 USD 643 01/18/24 (19)
Citigroup EUR 960 USD 1,051 01/18/24 (9)
Citigroup EUR 1,382 USD 1,460 01/18/24 (67)
Citigroup EUR 2,300 USD 2,462 01/18/24 (78)
Citigroup EUR 22,460 USD 23,837 01/18/24 (971)
Citigroup GBP 169 EUR 195 01/18/24 1
Citigroup GBP 172 EUR 200 01/18/24 3
Citigroup GBP 1,970 EUR 2,266 01/18/24 (18)
Citigroup GBP 98 USD 119 01/18/24 (5)
Citigroup GBP 170 USD 215 01/18/24 (2)
Citigroup GBP 352 USD 431 01/18/24 (19)
Citigroup GBP 547 USD 688 01/18/24 (9)
Citigroup HUF 53,561 EUR 135 01/17/24 (10)
Citigroup HUF 57,795 EUR 146 01/17/24 (10)
Citigroup HUF 100,199 EUR 253 01/17/24 (17)
Citigroup HUF 104,799 EUR 265 01/17/24 (17)
Citigroup HUF 25,321 EUR 65 01/18/24 (3)
Citigroup HUF 26,803 EUR 68 01/18/24 (3)
Citigroup HUF 35,398 EUR 90 01/18/24 (4)
Citigroup HUF 75,303 EUR 192 01/18/24 (8)
Citigroup HUF 146,708 EUR 374 01/18/24 (18)
Citigroup IDR 2,992,262 USD 193 01/18/24 (1)
Citigroup IDR 3,934,428 USD 254 01/18/24 (1)
Citigroup IDR 6,320,612 USD 409 01/18/24 (2)
Citigroup IDR 6,324,702 USD 409 01/18/24 (2)
Citigroup IDR 6,719,985 USD 435 01/18/24 (2)
Citigroup ILS 12,452 USD 3,140 01/18/24 (300)
Citigroup JPY 8,985 USD 61 01/18/24 (3)
Citigroup JPY 31,711 USD 212 01/18/24 (13)
Citigroup JPY 32,374 USD 219 01/18/24 (11)
Citigroup JPY 62,686 USD 431 01/18/24 (14)
Citigroup JPY 183,928 USD 1,280 01/18/24 (27)
Citigroup JPY 370,935 USD 2,500 01/18/24 (136)

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — December 31, 2023
See accompanying notes which are an integral part of the financial statements.
Strategic Bond Fund 121
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
Citigroup MXN 199 USD 11 01/18/24 (1)
Citigroup MXN 349 USD 19 01/18/24 (1)
Citigroup MXN 591 USD 33 01/18/24 (1)
Citigroup MXN 900 USD 52 01/18/24 (1)
Citigroup MXN 1,500 USD 87 01/18/24 (2)
Citigroup MXN 2,815 USD 153 01/18/24 (13)
Citigroup MXN 2,840 USD 160 01/18/24 (7)
Citigroup MXN 6,713 USD 364 01/18/24 (31)
Citigroup MXN 8,723 USD 492 01/18/24 (20)
Citigroup MXN 10,862 USD 626 01/18/24 (12)
Citigroup MXN 13,000 USD 709 01/18/24 (55)
Citigroup MXN 14,013 USD 749 01/18/24 (74)
Citigroup MXN 23,250 USD 1,355 01/18/24 (11)
Citigroup MXN 27,457 USD 1,491 01/18/24 (122)
Citigroup MXN 47,650 USD 2,775 01/18/24 (24)
Citigroup MXN 75,557 USD 4,366 01/18/24 (73)
Citigroup MXN 100,928 USD 5,454 01/18/24 (474)
Citigroup MXN 100,928 USD 5,483 01/18/24 (446)
Citigroup NZD 237 USD 140 01/18/24 (9)
Citigroup NZD 353 USD 219 01/18/24 (4)
Citigroup PLN 95 EUR 21 01/18/24 (1)
Citigroup PLN 293 EUR 64 01/18/24 (7)
Citigroup PLN 514 EUR 117 01/18/24 (3)
Citigroup PLN 591 EUR 135 01/18/24 (3)
Citigroup PLN 1,681 EUR 385 01/18/24 (4)
Citigroup PLN 2,374 EUR 521 01/18/24 (56)
Citigroup PLN 2,427 EUR 553 01/18/24 (11)
Citigroup SEK 4,184 EUR 370 01/18/24 (13)
Citigroup SEK 4,401 EUR 385 01/18/24 (23)
Citigroup ZAR 833 USD 44 01/18/24 (2)
Citigroup ZAR 833 USD 44 01/18/24 (2)
Citigroup ZAR 839 USD 44 01/18/24 (2)
Citigroup ZAR 840 USD 44 01/18/24 (2)
Citigroup ZAR 840 USD 44 01/18/24 (2)
Citigroup ZAR 840 USD 44 01/18/24 (2)
Citigroup ZAR 841 USD 44 01/18/24 (2)
Citigroup ZAR 961 USD 51 01/18/24 (2)
Citigroup ZAR 1,554 USD 84 01/18/24 (1)
Citigroup ZAR 2,300 USD 122 01/18/24 (4)
Citigroup ZAR 2,390 USD 130 01/18/24 (1)
Citigroup ZAR 2,501 USD 131 01/18/24 (5)
Citigroup ZAR 6,659 USD 350 01/18/24 (14)
Citigroup ZAR 14,625 USD 790 01/18/24 (9)
Citigroup ZAR 32,667 USD 1,748 01/18/24 (36)
Citigroup ZAR 82,855 USD 4,213 01/18/24 (311)

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — December 31, 2023
See accompanying notes which are an integral part of the financial statements.
122 Strategic Bond Fund
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
HSBC USD 2,116 NZD 3,425 01/10/24 49
HSBC AUD 6,323 USD 4,202 01/10/24 (108)
JPMorgan Chase USD 2,279 EUR 2,051 01/10/24 (14)
JPMorgan Chase USD 543 MXN 9,971 01/19/24 42
JPMorgan Chase IDR 2,169,764 USD 138 01/19/24 (3)
Morgan Stanley USD 591 BRL 3,024 01/19/24 31
Morgan Stanley USD 813 JPY 119,729 01/19/24 38
Royal Bank of Canada USD 3,453 EUR 3,181 01/10/24 59
Royal Bank of Canada JPY 310,761 USD 2,129 01/10/24 (76)
State Street USD 3,486 GBP 2,758 01/10/24 30
State Street USD 53 GBP 42 02/09/24 —
State Street USD 2,310 GBP 1,824 02/09/24 15
State Street EUR 6 USD 7 01/02/24 —
State Street EUR 16 USD 18 02/09/24 —
State Street GBP 138 USD 175 02/09/24 (1)
State Street GBP 12,637 USD 15,531 02/09/24 (581)
UBS USD 22 EUR 20 02/09/24 —
UBS SEK 21,718 USD 2,183 01/10/24 29
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts (2,996)
Interest Rate Swap Contracts
Amounts in thousands
Counterparty Notional Amount Fund Receives Fund Pays
Termination
Date
Premiums
Paid
(Received)
$
Unrealized
Appreciation
(Depreciation)
$
Fair Value
$
Citigroup NZD 3,730 5.212%
(3)
3 Month
NZD-BBR-Telerate
(3)
10/19/25
— 17 17
Citigroup CAD 5,500 4.818%
(3)
6 Month Canadian
Dealer Offer Rate
(3)
10/19/25
— 58 58
Citigroup NZD 8,700 5.435%
(3)
3 Month
NZD-BBR-Telerate
(3)
10/19/25
— 62 62
Citigroup NZD 11,000 5.320%
(3)
3 Month
NZD-BBR-Telerate
(3)
10/19/25
— 63 63
Citigroup NZD 11,100 5.221%
(3)
3 Month
NZD-BBR-Telerate
(3)
10/19/25
— 50 50
Citigroup CAD 18,300 4.718%
(3)
6 Month Canadian
Dealer Offer Rate
(3)
10/19/25
— 168 168
Citigroup CAD 6,600 4.189%
(3)
6 Month Canadian
Dealer Offer Rate
(3)
12/13/25
— 27 27
Citigroup CAD 6,000 3.940%
(3)
6 Month Canadian
Dealer Offer Rate
(3)
12/15/25
— 3 3
Citigroup EUR 12,200 6 Month EURIBOR
(4)
2.971%
(3)
12/18/25
— (28) (28)
Citigroup SEK 29,800 3 Month STIBOR
(2)
3.570%
(2)
10/19/28
— (151) (151)
Citigroup NOK 30,500 4.286%
(4)
6 Month NIBOR
(4)
10/19/28
— 102 102
Citigroup CAD 1,300
6 Month Canadian
Dealer Offer Rate
(3)
3.855%
(3)
10/19/33
— (62) (62)
Citigroup CAD 4,200
6 Month Canadian
Dealer Offer Rate
(3)
3.557%
(3)
10/19/33
— (120) (120)
Citigroup CAD 1,400
6 Month Canadian
Dealer Offer Rate
(3)
3.365%
(3)
12/13/33
— (26) (26)

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — December 31, 2023
See accompanying notes which are an integral part of the financial statements.
Strategic Bond Fund 123
Interest Rate Swap Contracts
Amounts in thousands
Counterparty Notional Amount Fund Receives Fund Pays
Termination
Date
Premiums
Paid
(Received)
$
Unrealized
Appreciation
(Depreciation)
$
Fair Value
$
Citigroup CAD 1,400
6 Month Canadian
Dealer Offer Rate
(3)
3.214%
(3)
12/15/33
— (12) (12)
Citigroup CAD 2,400
6 Month Canadian
Dealer Offer Rate
(3)
3.109%
(3)
12/15/53 — (53) (53)
Total Open Interest Rate Swap Contracts (å) — 98 98
Credit Default Swap Contracts
Amounts in thousands
Credit Indices - Purchase Protection
Reference Entity Counterparty
Notional
Amount
Fund
(Pays)/
Receives
Fixed Rate
Termination
Date
Premiums
Paid/
(Received)
$
Unrealized
Appreciation
(Depreciation)
$
Fair Value
$
CDX NA High Yield Index Bank of America USD 1,871 (5.000%)
(2)
12/20/28
(13) (99) (112)
CDX NA Investment Grade Index Bank of America USD 1,590 (1.000%)
(2)
12/20/28 (23) (9) (32)
Total Open Credit Indices - Purchase Protection Contracts (36) (108) (144)
Total Open Credit Default Swap Contracts (å) (36) (108) (144)
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total % of Net Assets
Long-Term Investments
Asset-Backed Securities $ — $ 39,689 $ —
$ —
$ 39,689 4 .5
Corporate Bonds and Notes — 183,144 —
—
183,144 21 .1
International Debt — 125,766 —
—
125,766 14 .5
Loan Agreements — 610 —
—
610 0 .1
Mortgage-Backed Securities — 192,266 —
—
192,266 22 .1
Municipal Bonds — 813 —
—
813 0 .1
Non-US Bonds — 61,743 —
—
61,743 7 .1
United States Government Treasuries — 72,790 —
—
72,790 8 .4
Common Stocks — — — — — —
Preferred Stocks 173 — — — 173 —
*
Short-Term Investments — 116,982 — 115,224 232,206 26 .7
Other Securities — — — 1,148 1,148 0 .1
Total Investments 173 793,803 — 116,372 910,348 104 .7
Other Assets and Liabilities, Net
(4 .7)
100 .0

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — December 31, 2023
See accompanying notes which are an integral part of the financial statements.
124 Strategic Bond Fund
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total % of Net Assets
Other Financial Instruments
Assets
Futures Contracts 18,115 — — — 18,115 2 .1
Foreign Currency Exchange Contracts — 2,674 — — 2,674 0 .3
Interest Rate Swap Contracts — 550 — — 550 0 .1
A
Liabilities
Futures Contracts (4,380) — — — (4,380) (0 .5)
Foreign Currency Exchange Contracts — (5,670) — — (5,670) (0 .7)
Interest Rate Swap Contracts — (452) — — (452) (0 .1)
Credit Default Swap Contracts — (144) — — (144) (—)
*
Total Other Financial Instruments
**
$ 13,735 $ (3,042) $ — $ — $ 10,693
*
Less than .05% of net assets.
**
Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a)
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of Investments.
For a description of the Levels, see note 2 in the Notes to Financial Statements.
For a disclosure on transfers into and out of Level 3 during the period ended December 31, 2023, if any, see note 2 in the Notes to Financial Statements.
Investments in which significant unobservable inputs (Level 3) were used in determining a fair value as of December 31, 2023, if any, were less than 1% of net assets.
Amounts in thousands
Country Exposure
Fair Value
$
Andorra ..............................................................................................
3,300
Argentina ............................................................................................
510
Australia .............................................................................................
613
Austria ................................................................................................
166
Belgium ..............................................................................................
221
Bermuda .............................................................................................
17,897
Brazil ..................................................................................................
1,775
Canada ................................................................................................
16,967
Cayman Islands ..................................................................................
16,563
Chile ...................................................................................................
4,330
China ..................................................................................................
786
Colombia ............................................................................................
1,323
Denmark .............................................................................................
3,112
Finland ...............................................................................................
2,206
France .................................................................................................
11,708
Germany .............................................................................................
4,827
Greece ................................................................................................
3,425
Hong Kong .........................................................................................
211

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — December 31, 2023
See accompanying notes which are an integral part of the financial statements.
Strategic Bond Fund 125
Amounts in thousands
Country Exposure
Fair Value
$
India ...................................................................................................
1,448
Indonesia ............................................................................................
734
Ireland ................................................................................................
3,946
Israel ...................................................................................................
2,363
Italy ....................................................................................................
6,778
Japan ..................................................................................................
1,825
Jordan .................................................................................................
303
Kuwait ................................................................................................
746
Luxembourg .......................................................................................
157
Macao .................................................................................................
582
Malaysia .............................................................................................
761
Mexico ...............................................................................................
23,691
Morocco .............................................................................................
172
Netherlands ........................................................................................
4,311
Norway ...............................................................................................
2,247
Oman ..................................................................................................
195
Panama ...............................................................................................
700
Peru ....................................................................................................
236
Romania .............................................................................................
11,881
Saudi Arabia .......................................................................................
886
Singapore ...........................................................................................
462
South Africa .......................................................................................
4,425
South Korea .......................................................................................
1,863
Spain ..................................................................................................
940
Switzerland ........................................................................................
3,227
Taiwan ................................................................................................
172
Togo ...................................................................................................
1,163
United Arab Emirates .........................................................................
214
United Kingdom .................................................................................
28,756
United States ......................................................................................
715,054
Zambia ...............................................................................................
170
Total Investments ............................................................................... 910,348

See accompanying notes which are an integral part of the financial statements.
126 Strategic Bond Fund
Russell Investment Funds
Strategic Bond Fund
Fair Value of Derivative Instruments — December 31, 2023
Amounts in thousands
Derivatives not accounted for as hedging instruments
Credit
Contracts
Foreign
Currency
Contracts
Interest Rate
Contracts
Location: Statement of Assets and Liabilities - Assets
Unrealized appreciation on foreign currency exchange contracts $ — $ 2,674 $ —
Variation margin on futures contracts* — — 18,115
Interest rate swap contracts, at fair value — — 550
Total
$ — $ 2,674 $ 18,665
Location: Statement of Assets and Liabilities - Liabilities
Variation margin on futures contracts* $ — $ — $ 4,380
Unrealized depreciation on foreign currency exchange contracts — 5,670 —
Interest rate swap contracts, at fair value — — 452
Credit default swap contracts, at fair value 144 — —
Total
$ 144 $ 5,670 $ 4,832
Derivatives not accounted for as hedging instruments
Credit
Contracts
Foreign
Currency
Contracts
Interest Rate
Contracts
Location: Statement of Operations - Net realized gain (loss)
Futures contracts $ — $ — $ (28,298)
Interest rate swap contracts — — 1,600
Credit default swap contracts (240) — —
Foreign currency exchange contracts — (3,568) —
Total
$ (240) $ (3,568) $ (26,698)
Location: Statement of Operations - Net change in unrealized appreciation (depreciation)
Futures contracts $ — $ — $ 11,864
Interest rate swap contracts — — 78
Credit default swap contracts 71 — —
Foreign currency exchange contracts — 2,583 —
Total
$ 71 $ 2,583 $ 11,942
* Includes cumulative appreciation (depreciation) of futures contracts as reported in the Schedule of Investments. Only variation margin is reported within the
Statement of Assets and Liabilities.
For further disclosure on derivatives see note 2 in the Notes to Financial Statements.

Russell Investment Funds
Strategic Bond Fund
Balance Sheet Offsetting of Financial and Derivative Instruments —
December 31, 2023
See accompanying notes which are an integral part of the financial statements.
Strategic Bond Fund 127
Amounts in thousands
Offsetting of Financial Assets and Derivative Assets
Description Location: Statement of Assets and Liabilities - Assets
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statement
of Assets
and
Liabilities
Net Amounts
of Assets
Presented in
the Statement
of Assets and
Liabilities
Securities on Loan* Investments, at fair value $ 1,102 $ — $ 1,102
Foreign Currency Exchange Contracts Unrealized appreciation on foreign currency exchange contracts 2,674 — 2,674
Interest Rate Swap Contracts Interest rate swap contracts, at fair value 550 — 550
Total Financial and Derivative Assets
4,326 — 4,326
Financial and Derivative Assets not subject to a netting agreement
— — —
Total Financial and Derivative Assets subject to a netting agreement
$ 4,326 $ — $ 4,326
Financial Assets, Derivative Assets, and Collateral Held by Counterparty
Gross Amounts Not Offset
in the Statement of Assets
and Liabilities
Counterparty
Net Amounts
of Assets
Presented in
the Statement
of Assets and
Liabilities
Financial
and
Derivative
Instruments
Collateral
Received^ Net Amount
Bank of America
$ 265 $ 4 $ — $ 261
Bank of Montreal
80 — 80 —
BNP Paribas
46 — — 46
Citigroup
2,617 2,617 — —
Goldman Sachs
589 — 589 —
HSBC
49 49 — —
JPMorgan Chase
42 3 — 39
Morgan Stanley
198 — 128 70
Royal Bank of Canada
59 59 — —
State Street
47 16 — 31
UBS
29 — — 29
Wells Fargo
305 — 305 —
Total
$ 4,326 $ 2,748 $ 1,102 $ 476

Russell Investment Funds
Strategic Bond Fund
Balance Sheet Offsetting of Financial and Derivative Instruments, continued
— December 31, 2023
See accompanying notes which are an integral part of the financial statements.
128 Strategic Bond Fund
Amounts in thousands
Offsetting of Financial Liabilities and Derivative Liabilities
Description Location: Statement of Assets and Liabilities - Liabilities
Gross
Amounts of
Recognized
Liabilities
Gross
Amounts
Offset in the
Statement
of Assets
and
Liabilities
Net Amounts
of Liabilities
Presented in
the Statement
of Assets and
Liabilities
Foreign Currency Exchange Contracts Unrealized depreciation on foreign currency exchange contracts $ 5,670 $ — $ 5,670
Interest Rate Swap Contracts Interest rate swap contracts, at fair value 452 — 452
Credit Default Swap Contracts Credit default swap contracts, at fair value 144 — 144
Total Financial and Derivative Liabilities
6,266 — 6,266
Financial and Derivative Liabilities not subject to a netting agreement
— — —
Total Financial and Derivative Liabilities subject to a netting agreement
$ 6,266 $ — $ 6,266
Financial Liabilities, Derivative Liabilities, and Collateral Pledged by Counterparty
Gross Amounts Not Offset
in the Statement of Assets
and Liabilities
Counterparty
Net Amounts
of Liabilities
Presented in
the Statement
of Assets and
Liabilities
Financial
and
Derivative
Instruments
Collateral
Pledged^ Net Amount
Bank of America $ 246 $ 4 $ 242 $ —
Citigroup 5,238 2,617 2,621 —
HSBC 108 49 — 59
JPMorgan Chase 16 3 — 13
Royal Bank of Canada 76 59 — 17
State Street 582 16 — 566
Total
$ 6,266 $ 2,748 $ 2,863 $ 655
*      Fair value of securities on loan as reported in the footnotes to the Statement of Assets and Liabilities.
^      Collateral received or pledged amounts may not reconcile to those disclosed in the Statement of Assets and Liabilities due to the inclusion of off-Balance
Sheet collateral and adjustments made to exclude overcollateralization.
For further disclosure on derivatives and counterparty risk see note 2 in the Notes to Financial Statements.

Russell Investment Funds
Strategic Bond Fund
See accompanying notes which are an integral part of the financial statements.
Strategic Bond Fund 129
Statement of Assets and Liabilities — December 31, 2023
Amounts in thousands
Assets
Investments, at identified cost ......................................................................................................................................................
$ 934,414
Investments, at fair value(*)(>) ....................................................................................................................................................
910,348
Cash .............................................................................................................................................................................................. 23
Foreign currency holdings(^) ....................................................................................................................................................... 740
Unrealized appreciation on foreign currency exchange contracts ............................................................................................... 2,674
Receivables:
Dividends and interest ...................................................................................................................................................... 6,148
Dividends from affiliated funds ....................................................................................................................................... 475
Investments sold ............................................................................................................................................................... 26,066
Fund shares sold ............................................................................................................................................................... 164
From broker(a)(b) ............................................................................................................................................................ 11,749
Variation margin on futures contracts .............................................................................................................................. 15,274
Interest rate swap contracts, at fair value(•) ................................................................................................................................. 550
Total assets ...............................................................................................................................................................
974,211
Liabilities
Payables:
Due to broker (c) .............................................................................................................................................................. 3,869
Investments purchased ..................................................................................................................................................... 91,483
Accrued fees to affiliates .................................................................................................................................................. 449
Other accrued expenses .................................................................................................................................................... 282
Variation margin on futures contracts .............................................................................................................................. 1,526
Unrealized depreciation on foreign currency exchange contracts ............................................................................................... 5,670
Payable upon return of securities loaned ..................................................................................................................................... 1,148
Interest rate swap contracts, at fair value(•) ................................................................................................................................. 452
Credit default swap contracts, at fair value(+) ............................................................................................................................. 144
Total liabilities ...........................................................................................................................................................
105,023
Net Assets ...............................................................................................................................................................
$ 869,188

Russell Investment Funds
Strategic Bond Fund
See accompanying notes which are an integral part of the financial statements.
130 Strategic Bond Fund
Statement of Assets and Liabilities, continued — December 31, 2023
Amounts in thousands
Net Assets Consist of:
Total distributable earnings (losses) .............................................................................................................................................
$ (157,392)
Shares of beneficial interest .........................................................................................................................................................
984
Additional paid-in capital ............................................................................................................................................................
1,025,596
Net Assets ...............................................................................................................................................................
$ 869,188
Net Asset Value
,
offering and redemption price per share:
Net asset value per share: (#) ...................................................................................................................................................... $ 8.83
Net assets ............................................................................................................................................................................. $ 869,188,248
Shares outstanding ($.01 par value) ..................................................................................................................................... 98,442,095
Amounts in thousands
(^)     Foreign currency holdings - cost $ 712
(*)     Securities on loan included in investments $ 1,102
(•)     Interest rate swap contracts - premiums paid (received) $ —
(+)     Credit default swap contracts - premiums paid (received) $ (36)
(>)     Investments in affiliates, U.S. Cash Management Fund and U.S. Cash Collateral Fund $ 116,372
(a)   Receivable from Broker for Futures $ 5,056
(b)   Receivable from Broker for Swaps $ 6,693
(c)   Due to Broker for Futures $ 3,869
(#) Net asset value per share equals net assets divided by shares of beneficial interest outstanding.

Russell Investment Funds
Strategic Bond Fund
See accompanying notes which are an integral part of the financial statements.
Strategic Bond Fund 131
Statement of Operations — For the Period Ended December 31, 2023
Amounts in thousands
Investment Income
Dividends ......................................................................................................................................................................... $ 32
Dividends from affiliated funds ....................................................................................................................................... 4,197
Interest .............................................................................................................................................................................. 33,5 25
Securities lending income (net) ....................................................................................................................................... 3
Total investment income ..............................................................................................................................................................
37,757
Expenses
Advisory fees ................................................................................................................................................................... 4,711
Administrative fees .......................................................................................................................................................... 428
Custodian fees .................................................................................................................................................................. 182
Transfer agent fees .......................................................................................................................................................... 38
Professional fees .............................................................................................................................................................. 154
Trustees’ fees .................................................................................................................................................................... 52
Printing fees ..................................................................................................................................................................... 41
Miscellaneous .................................................................................................................................................................. 31
Total expenses ..............................................................................................................................................................................
5,637
Net investment income (loss) .......................................................................................................................................................
32,120
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments ...................................................................................................................................................................... (37,870)
Investments in affiliated funds ......................................................................................................................................... (1)
Futures contracts .............................................................................................................................................................. (28,298)
Foreign currency exchange contracts ............................................................................................................................... (3,568)
Interest rate swap contracts .............................................................................................................................................. 1,600
Credit default swap contracts ........................................................................................................................................... (240)
Foreign currency-related transactions .............................................................................................................................. (41)
Net realized gain (loss) ................................................................................................................................................................
(68,418)
Net change in unrealized appreciation (depreciation) on:
Investments ...................................................................................................................................................................... 54,99 9
Investments in affiliated funds ......................................................................................................................................... (11)
Futures contracts .............................................................................................................................................................. 11,864
Foreign currency exchange contracts ............................................................................................................................... 2,583
Interest rate swap contracts .............................................................................................................................................. 78
Credit default swap contracts ........................................................................................................................................... 71
Foreign currency-related transactions .............................................................................................................................. 2 1
Net change in unrealized appreciation (depreciation) ................................................................................................................. 69,605
Net realized and unrealized gain (loss) ........................................................................................................................................ 1,187
Net Increase (Decrease) in Net Assets from Operations ....................................................................................
$ 33,307

Russell Investment Funds
Strategic Bond Fund
See accompanying notes which are an integral part of the financial statements.
132 Strategic Bond Fund
Statements of Changes in Net Assets
Amounts in thousands
For the Periods Ended December 31,
2023 2022
Increase (Decrease) in Net Assets
Operations
Net investment income (loss) .............................................................................................................. $ 32,120 $ 17,337
Net realized gain (loss) ....................................................................................................................... (68,418) (77,916)
Net change in unrealized appreciation (depreciation) ........................................................................ 69,605 (85,177)
Net increase (decrease) in net assets from operations .............................................................................. 33,307 (145,756)
Distributions
To shareholders ................................................................................................................................... (24,799) (17,256)
From return of capital ......................................................................................................................... — (5,052)
Net decrease in net assets from distributions ............................................................................................ (24,799) (22,308)
Share Transactions*
Net increase (decrease) in net assets from share transactions ................................................................... 14,011 (11,079)
Total Net Increase (Decrease) in Net Assets ........................................................................
22,519 (179,143)
Net Assets
Beginning of period .................................................................................................................................. 846,669 1,025,812
End of period .............................................................................................................................................
$ 869,188 $ 846,669
* Share transaction amounts (in thousands) for the periods ended December 31, 2023 and December 31, 2022 were as follows:
2023 2022
Shares Dollars Shares Dollars
Proceeds from shares sold 5,710 $ 50,259 3,142 $ 29,772
Proceeds from reinvestment of distributions 2,856 24,799 2,471 22,308
Payments for shares redeemed (7,030) (61,047) (6,783) (63,159)
Total increase (decrease)
1,536 $ 14,011 (1,170) $ (11,079)

Russell Investment Funds
Strategic Bond Fund
Financial Highlights — For the Periods Ended
See accompanying notes which are an integral part of the financial statements.
134 Strategic Bond Fund
For a Share Outstanding Throughout Each Period.
$
Net Asset Value,
Beginning of
Period
$
Net Investment
Income (Loss)
(ƥ)
$
Net Realized
and Unrealized
Gain (Loss)
$
Total from
Investment
Operations
$
Distributions
from Net
Investment Income
$
Distributions
from Net
Realized Gain
$
Return of Capital
December 31, 2023 8.74 .33 .01 .34 (.25) — —
December 31, 2022 10.46 .18 (1.67) (1.49) (.17) (.01) (.05)
December 31, 2021 10.88 .12 (.32) (.20) (.09) (.13) —
December 31, 2020 10.56 .20 .68 .88 (.20) (.36) —
December 31, 2019 10.07 .27 .65 .92 (.29) (.14) —

See accompanying notes which are an integral part of the financial statements.
Strategic Bond Fund 135
$
Total
Distributions
$
Net Asset Value,
End of
Period
%
Total
Return
(±)
$
Net Assets,
End of Period
(000)
%
Ratio of Expenses
to Average
Net Assets,
Gross
%
Ratio of Expenses
to Average
Net Assets,
Net
%
Ratio of Net
Investment Income
to Average
Net Assets
%
Portfolio
Turnover Rate
(.25) 8.83 4.02 869,188 .66 .66 3.75 85
(.23) 8.74 (14.28) 846,669 .66 .66 1.91 63
(.22) 10.46 (1.82) 1,025,812 .66 .66 1.12 93
(.56) 10.88 8.43 917,169 .69 .69 1.82 92
(.43) 10.56 9.19 917,770 .68 .68 2.52 116

Russell Investment Funds
Strategic Bond Fund
See accompanying notes which are an integral part of the financial statements.
136 Strategic Bond Fund
Related Party Transactions, Fees and Expenses
Accrued fees payable to affiliates as of December 31, 2023 were as follows:
Transactions (amounts in thousands) during the period ended December 31, 2023 with underlying funds which are, or were, an affiliated company are as follows:
Federal Income Taxes
At December 31, 2023 , the cost of investments, net unrealized appreciation (depreciation) and components of distributable earnings for income tax purposes were as follows:
For the fiscal years ended December 31, 2023 and December 31, 2022, respectively, the Fund made the following tax basis distributions:
Net investment income and net realized gains (losses) in the financial statements may differ from taxable net investment income and net realized gains (losses). Capital accounts within the financial statements are adjusted for permanent differences between book and tax accounting. These differences may be due to foreign currency gains or losses, reclassifications of dividends and/or differences in treatment of income from swaps. These adjustments have no impact on the net assets. At December 31, 2023, there were no adjustments to the Statement of Assets and Liabilities.
Advisory fees $ 399,511
Administrative fees 36,319
Transfer agent fees 3,197
Trustee fees 9,561
$ 448,588
Fair Value,
Beginning of
Period Purchases Sales
Realized Gain
(Loss)
Change in
Unrealized
Gain (Loss)
Fair Value, End
of Period
Income
Distributions
Capital Gains
Distributions
U.S. Cash Management Fund $ 64,685 $ 723,142 $ 672,591 $ (1) $ (11) $ 115,224 $ 4,197 $ —
U.S. Cash Collateral Fund — 2,896 1,748 — — 1,148 7 —
$ 64,685 $ 726,038 $ 674,339 $ (1) $ (11) $ 116,372 $ 4,204 $ —
Cost of
Investments
Unrealized
Appreciation
Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
Undistributed
Ordinary Income
Undistributed
Long-Term
Capital Gains
(Capital Loss
Carryforward)
$ 934,682,661 $ 7,469,330 $ (21,095,678) $ (13,626,348) $ — $ (132,628,313)
December 31, 2023 December 31, 2022
Ordinary Income
Distributions
Long-Term
Capital Gain
Distributions
Return of
Capital
Ordinary Income
Distributions
Long-Term
Capital Gain
Distributions
Return of
Capital
$ 24,799,030 $ — $ — $ 17,255,975 $ — $ 5,051,7 52

Russell Investment Funds
Global Real Estate Securities Fund
Portfolio Management Discussion and Analysis — December 31, 2023
(Unaudited)
Global Real Estate Securities Fund 137
Global Real Estate Securities Fund
Total
Return
1 Year 10 .55%
5 Years 3 .50%§
10 Years 4 .02%§
FTSE EPRA Nareit Developed Index (Net)
**
Total
Return
1 Year 9 .68%
5 Years 2 .81%§
10 Years 3 .57%§
MSCI World Index (Net)
***
Total
Return
1 Year 23 .79%
5 Years 12 .80%§
10 Years 8 .60%§

Russell Investment Funds
Global Real Estate Securities Fund
Portfolio Management Discussion and Analysis, continued — December 31,
2023 (Unaudited)
138 Global Real Estate Securities Fund
The Global Real Estate Securities Fund (the “Fund”) employs
a multi-manager approach whereby Russell Investment
Management, LLC (“RIM”) manages a portion of the Fund’s
assets based upon model portfolios provided by multiple non-
discretionary money managers. The Fund’s money managers
have non-discretionary assignments pursuant to which they
provide a model portfolio to RIM representing their investment recommendations, based upon which RIM purchases and sells
securities for the Fund. RIM also manages the portion of the
Fund’s assets that RIM determines not to manage based upon
model portfolios provided by the Fund’s money managers. RIM
may change the allocation of the Fund’s assets at any time. An exemptive order from the Securities and Exchange Commission
permits RIM to engage or terminate a money manager at
any time, subject to approval by the Fund’s Board, without a shareholder vote. Pursuant to the terms of the exemptive order, the Fund is required to notify its shareholders within 90 days of when a money manager begins providing services. As of
December 31, 2023, the Fund had two money managers.
What is the Fund’s investment objective?
The Fund seeks to provide current income and long-term capital growth.
How did the Fund perform relative to its benchmark
for the fiscal year ended December 31, 2023?
For the fiscal year ended December 31, 2023 (the “fiscal
year”), the Fund gained 10.55%. This is compared to the
Fund’s benchmark, the FTSE EPRA Nareit Developed Index
(Net), which gained 9.68% during the fiscal year. The Fund’s performance includes operating expenses, whereas index
returns are unmanaged and do not include expenses of any kind.
For the fiscal year, the Morningstar
®
Insurance Global Real
Estate Category, a group of funds that Morningstar, Inc.
considers to have investment strategies similar to those of the
Fund, gained 11.15% This return serves as a peer comparison
and is expressed net of operating expenses.
How did market conditions affect the Fund’s
performance?
For the fiscal year, the global listed property market, as
measured by the FTSE EPRA Nareit Developed Index (Net),
gained 9.68%, underperforming global equities. Within real
estate securities, performance was mixed across most major
markets. Europe finished at the top of the index, followed
closely by North America. Both regions benefitted from a rally late in the year, driven by falling interest rates. Asia lagged, underperforming the index as concerns over China’s economy
served as a headwind during the year.
With respect to property sectors, U.S. technology real estate investment trusts (“REITs”) led gains. The sector benefitted from strong leasing demand due to excitement over artificial intelligence. Malls also finished near the top of the index, driven by a fourth quarter rally. Industrial and storage REITs were above average performers. Office, health care and residential
REITs managed healthy gains, but finished behind the index.
Net lease was the weakest sector, ending in negative territory year.
How did the investment strategies and techniques
employed by the Fund and its money managers affect
its benchmark relative performance?
Favorable security selection within the health care sector drove the Fund’s performance. An overweight to and positive stock
selection within the technology sector further contributed to benchmark-relative performance. Security selection among
Japan developers had a negative impact.
With respect to the Fund’s money managers, Cohen & Steers
Capital Management, Inc., Cohen & Steers UK Limited
and Cohen & Steers Asia Limited outperformed the Fund’s
benchmark for the fiscal year. Favorable security selection within the health care sector drove the manager’s outperformance
during the fiscal year. An overweight to and positive stock
selection among U.S. technology REITs further contributed
to benchmark-relative performance. Negative stock selection
among residential REITs was a notable detractor.
RREEF America L.L.C., DWS Investments Australia Limited
and DWS Alternatives Global Limited (operating under the brand name DWS) (“DWS”) outperformed the Fund’s benchmark
for the fiscal year. Security selection within the specialty and technology sectors contributed to DWS’s performance.
Favorable security selection among property stocks in
Continental Europe was additive. Stock selection among Japan developers marginally detracted from performance.
RIM manages assets not allocated to money manager strategies and the Fund’s cash balances.
During the fiscal year, RIM continued to utilize a strategy to implement regional and property sector tilting through the
direct purchase of real estate stocks. Using quantitative and/
or rules-based processes and qualitative analysis, the strategy seeks to position the portfolio to meet RIM’s overall preferred positioning with respect to regional and property type exposures.
The strategy outperformed relative to the Fund’s benchmark for the fiscal year. Positioning within the U.S. drove performance.
Within the U.S., an underweight to residential REITs was
beneficial while an underweight to malls detracted.
During the fiscal year, the Fund used index futures to equitize the Fund’s cash and this strategy performed as intended.

Russell Investment Funds
Global Real Estate Securities Fund
Portfolio Management Discussion and Analysis, continued — December 31,
2023 (Unaudited)
Global Real Estate Securities Fund 139
Describe any changes to the Fund’s structure or the
money manager line-up.
There were no changes to the Fund’s structure or money
manager line-up during the fiscal year.
The views expressed in this report reflect those of
the portfolio managers only through the end of the
fiscal year covered by the report. These views do not
necessarily represent the views of RIM or any other
person in RIM or any other affiliated organization.
These views are subject to change at any time based
upon market conditions or other events, and RIM
disclaims any responsibility to update the views
contained herein. These views should not be relied
on as investment advice and, because investment
decisions for a Russell Investment Funds (“RIF”)
Fund are based on numerous factors, should not be
relied on as an indication of investment decisions of
any RIF Fund.
Money Managers as of December 31,
2023 Styles
Cohen & Steers Capital Management, Inc.,
Cohen & Steers UK Limited and Cohen &
Steers Asia Limited Market-Oriented
RREEF America L.L.C., DWS Investments
Australia Limited and DWS Alternatives
Global Limited (operating under the brand
name DWS) Market-Oriented
* Assumes initial investment on January 1, 2014.
** FTSE EPRA Nareit Developed Index (Net) is an unmanaged market-weighted total return index, which consists of publicly traded equity REITs and listed property companies from developed markets whose floats are larger than $100 million and derive more than half of their revenue from property-related activities and is net of dividend withholding taxes.
*** MSCI World Index (Net) is a free float ‐ adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets. The index consists of 23 developed market country indexes.
§ Annualized.
The performance shown in this section does not reflect any Insurance Company Separate Account or Policy Charges. Performance is historical and assumes reinvestment of all dividends and capital gains.  Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than when purchased.  Past performance is not indicative of future results.  Additionally, the returns presented herein may differ from the performance reported in the Financial Highlights as the returns herein are calculated in a manner consistent with standardized performance in accordance with Securities and
Exchange Commission rules, while the performance in the Financial Highlights has been calculated in accordance with U.S. Generally Accepted Accounting
Principles (“U.S. GAAP”).

Russell Investment Funds
Global Real Estate Securities Fund
Shareholder Expense Example — December 31, 2023 (Unaudited)
140 Global Real Estate Securities Fund
Fund Expenses
The following disclosure provides important information
regarding the Fund’s Shareholder Expense Example
(“Example”).
Example
As a shareholder of the Fund, you incur two types of costs: (1)
transaction costs, and (2) ongoing costs, including advisory and administrative fees and other Fund expenses. The Example is
intended to help you understand your ongoing costs (in dollars)
of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this Fund is from July 1, 2023 to December 31, 2023 .
Actual Expenses
The information in the table under the heading “Actual
Performance” provides information about actual account
values and actual expenses. You may use the information in
this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first column in the row entitled “Expenses Paid During
Period” to estimate the expenses you paid on your account
during this period.
Hypothetical Example for Comparison Purposes
The information in the table under the heading “Hypothetical
Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses
based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the
Fund’s actual return. The hypothetical account values and
expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the
Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant
to highlight your ongoing costs only and do not reflect any
transactional costs. Therefore, the information under the heading
“Hypothetical Performance (5% return before expenses)” is
useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The fees and expenses shown in this
section do not reflect any Insurance Company Separate Account
Policy Charges.
Actual
Performance
Hypothetical
Performance
(5% return
before
expenses)
Beginning Account Value
July 1, 2023 $ 1,000.00 $ 1,000.00
Ending Account Value
December 31, 2023 $ 1,078.30 $ 1,020.72
Expenses Paid During Period* $ 4.66 $ 4.53
* Expenses are equal to the Fund's annualized expense ratio of 0.89%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184 / 365 (to reflect the one-half year period).

Russell Investment Funds
Global Real Estate Securities Fund
Schedule of Investments — December 31, 2023
See accompanying notes which are an integral part of the financial statements.
Global Real Estate Securities Fund 141
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Common Stocks - 95.8%
Australia - 4.0%
Centuria Industrial REIT(ö) 419,330 926
Charter Hall Group - ADR(ö) 377,278 3,073
Charter Hall Retail REIT(ö) 489,749 1,201
Dexus(ö) 63,724 332
Goodman Group(ö) 274,019 4,705
GPT Group (The)(ö) 2,385,969 7,508
Ingenia Communities Group(ö) 934,615 2,821
National Storage REIT(ö) 754,200 1,178
Region RE, Ltd.(ö) 1,544,707 2,369
Scentre Group(ö) 2,449,653 4,968
Stockland(ö) 2,829,834 8,577
37,658
Belgium - 0.9%
Aedifica SA(ö) 46,745 3,277
Cofinimmo SA(ö) 18,109 1,432
VGP NV 9,595 1,110
Warehouses De Pauw CVA(ö) 90,295 2,835
8,654
Canada - 2.6%
Boardwalk Real Estate Investment
Trust(ö) 225,312 12,131
Canadian Apartment Properties(ö) 78,009 2,873
Chartwell Retirement Residences 368,464 3,259
InterRent Real Estate Investment
Trust(ö) 227,397 2,270
RioCan Real Estate Investment Trust(ö) 268,687 3,776
24,309
France - 1.2%
ARGAN SA(ö) 11,209 1,056
Covivio(ö) 3,414 184
ICADE(ö) 25,336 999
Klepierre SA - GDR(ö)(Þ) 342,005 9,352
11,591
Germany - 2.5%
LEG Immobilien SE(Æ) 57,980 5,077
TAG Immobilien AG(Æ) 149,564 2,179
Vonovia SE 521,696 16,439
23,695
Hong Kong - 3.7%
CK Asset Holdings, Ltd. 2,143,908 10,722
Hongkong Land Holdings, Ltd. 113,682 395
Hysan Development Co., Ltd. 60,000 119
Link REIT(ö) 2,305,343 12,892
Sun Hung Kai Properties, Ltd. 968,052 10,418
Wharf Holdings, Ltd. (The) 80,000 257
Wharf Real Estate Investment Co., Ltd. 153,247 521
35,324
Japan - 9.5%
Activia Properties, Inc.(ö) 1,082 2,977
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Advance Residence Investment Corp.
(ö) 1,496 3,349
Comforia Residential REIT, Inc.(ö) 132 296
Daiwa House REIT Investment Corp.(ö) 2,094 3,733
Daiwa Office Investment Corp.(ö) 435 2,049
Hulic REIT, Inc.(ö) 298 315
Industrial & Infrastructure Fund
Investment Corp.(ö) 3,530 3,489
Invincible Investment Corp.(ö) 8,240 3,559
Japan Excellent, Inc.(ö) 235 209
Japan Hotel REIT Investment Corp.(ö) 6,711 3,290
Japan Prime Realty Investment Corp.(ö) 521 1,292
Japan Retail Fund Investment Corp.(ö) 3,091 2,231
Keihanshin Building Co., Ltd. 316,500 3,187
Kenedix Office Investment Corp. Class
A(ö) 6,473 7,375
Mitsubishi Estate Co., Ltd. 842,392 11,572
Mitsui Fudosan Co., Ltd. 566,111 13,837
Mitsui Fudosan Logistics Park, Inc.
(Æ)(ö) 984 3,188
MORI Trust Sogo REIT, Inc.(ö) 9,599 4,930
Nippon Prologis REIT, Inc.(Æ)(ö) 4,305 8,285
Nomura Real Estate Holdings, Inc. 165,300 4,337
Sumitomo Realty & Development Co.,
Ltd. 165,100 4,893
United Urban Investment Corp.(ö) 2,253 2,300
90,693
Macao - 0.0%
Sands China, Ltd.(Æ) 80,000 233
Netherlands - 0.9%
CTP NV(Þ) 123,864 2,093
Eurocommercial Properties NV(ö) 56,990 1,403
Unibail-Rodamco-Westfield(Æ)(ö) 70,546 5,197
8,693
Singapore - 3.4%
CapitaLand Ascendas REIT(ö) 2,371,900 5,431
CapitaLand Integrated Commercial
Trust Class A(Æ)(ö) 2,410,000 3,749
Capitaland Investment, Ltd. 3,269,900 7,802
City Developments, Ltd. 34,600 174
Frasers Centrepoint Trust(Æ)(ö) 1,242,500 2,125
Frasers Logistics & Commercial
Trust(Æ)(ö)(Þ) 3,757,600 3,266
Keppel DC REIT(Æ)(ö) 1,634,200 2,409
Mapletree Industrial Trust(ö) 1,107,200 2,102
Mapletree Logistics Trust(ö) 2,009,300 2,641
Parkway Life Real Estate Investment
Trust(Æ)(ö) 1,055,255 2,942
32,641
Spain - 0.7%
Arima Real Estate Socimi SA(Æ)(ö) 69,840 490
Cellnex Telecom SA(Þ) 61,410 2,426
Inmobiliaria Colonial Socimi SA(ö) 134,436 976

Russell Investment Funds
Global Real Estate Securities Fund
Schedule of Investments, continued — December 31, 2023
See accompanying notes which are an integral part of the financial statements.
142 Global Real Estate Securities Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Merlin Properties Socimi SA(ö) 232,577 2,580
6,472
Sweden - 1.5%
Castellum AB(Æ) 275,623 3,941
Catena AB 41,259 1,938
Fabege AB(Ñ) 206,806 2,219
Fastighets AB Balder Class B(Æ) 763,097 5,450
Pandox AB 20,014 298
13,846
Switzerland - 0.4%
PSP Swiss Property AG 25,947 3,633
United Kingdom - 4.7%
Big Yellow Group PLC(ö) 288,875 4,489
British Land Co. PLC (The)(ö) 879,264 4,458
Derwent London PLC(ö) 66,661 1,996
Grainger PLC 1,257,030 4,230
Land Securities Group PLC(ö) 545,085 4,879
Life Science REIT PLC(Ñ)(ö) 1,261,525 1,015
LXI REIT PLC(ö)(Þ) 234,024 311
PRS REIT PLC (The)(ö) 832,870 915
Safestore Holdings PLC(ö) 323,498 3,631
Segro PLC(ö) 1,003,599 11,296
Shaftesbury Capital PLC(ö) 664,336 1,165
Sirius Real Estate, Ltd.(ö) 238,693 286
Tritax EuroBox PLC(Þ) 1,089,673 839
UNITE Group PLC (The)(ö) 379,290 5,030
44,540
United States - 59.8%
Agree Realty Corp.(ö) 121,962 7,678
American Homes 4 Rent Class A(ö) 267,129 9,606
American Tower Corp.(ö) 15,920 3,437
Americold Realty Trust, Inc.(ö) 330,035 9,990
AvalonBay Communities, Inc.(ö) 94,366 17,667
Boyd Gaming Corp. 41,070 2,571
Brixmor Property Group, Inc.(ö) 322,807 7,512
Camden Property Trust(ö) 42,021 4,172
CareTrust REIT, Inc.(ö) 64,825 1,451
CubeSmart(ö) 153,359 7,108
Digital Realty Trust, Inc.(ö) 232,201 31,250
EastGroup Properties, Inc.(ö) 54,888 10,074
Equinix, Inc.(ö)(Þ) 50,894 40,990
Equity LifeStyle Properties, Inc. Class
A(ö) 45,644 3,220
Essential Properties Realty Trust, Inc.
(ö) 359,061 9,178
Essex Property Trust, Inc.(ö) 65,298 16,190
Extra Space Storage, Inc.(ö) 75,986 12,183
Healthcare Realty Trust, Inc.(ö) 385,374 6,640
Highwoods Properties, Inc.(ö) 149,134 3,424
Host Hotels & Resorts, Inc.(ö) 139,078 2,708
Invitation Homes, Inc.(ö) 635,282 21,670
Iron Mountain, Inc.(ö) 224,087 15,682
Jones Lang LaSalle, Inc.(Æ) 1,507 285
Kimco Realty Corp.(ö) 499,514 10,645
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Kite Realty Group Trust(ö) 313,680 7,171
Medical Properties Trust, Inc.(Ñ)(ö) 208,573 1,024
Mid-America Apartment Communities,
Inc.(ö) 39,433 5,302
Omega Healthcare Investors, Inc.(ö) 87,741 2,690
Prologis, Inc.(ö) 488,863 65,165
Public Storage(ö) 78,587 23,969
Realty Income Corp.(ö) 393,541 22,597
Regency Centers Corp.(ö) 27,618 1,850
Ryman Hospitality Properties, Inc.(ö) 52,548 5,783
SBA Communications Corp.(ö) 27,887 7,075
Simon Property Group, Inc.(ö) 252,072 35,956
SL Green Realty Corp.(Ñ)(ö) 103,463 4,673
Spirit Realty Capital, Inc.(ö) 233,627 10,207
STAG Industrial, Inc.(ö) 153,577 6,029
Sun Communities, Inc.(ö) 162,345 21,697
UDR, Inc.(ö) 323,889 12,402
Ventas, Inc.(ö) 177,975 8,870
VICI Properties, Inc.(ö) 610,428 19,460
Vornado Realty Trust(ö) 215,473 6,087
Welltower, Inc.(ö) 458,868 41,376
WP Carey, Inc.(ö) 46,011 2,982
567,696
Total Common Stocks
(cost $754,912) 909,678
Short-Term Investments - 3.5%
United States - 3.5%
U.S. Cash Management Fund(@) 32,990,922 (∞) 32,981
Total Short-Term Investments
(cost $32,981) 32,981
Other Securities - 0.9%
U.S. Cash Collateral Fund(@)(×) 9,101,498 (∞) 9,101
Total Other Securities
(cost $9,101) 9,101
Total Investments - 100.2%
(identified cost $796,994) 951,760
Other Assets and Liabilities,
Net - (0.2%)
(2,198)
Net Assets - 100.0%
949,562

Russell Investment Funds
Global Real Estate Securities Fund
Schedule of Investments, continued — December 31, 2023
See accompanying notes which are an integral part of the financial statements.
Global Real Estate Securities Fund 143
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
6.2%
Cellnex Telecom SA 07/17/23 EUR 61,410 37.34 2,293
2,426
CTP NV 04/06/21 EUR 123,864 17.46 2,162
2,093
Equinix, Inc. 06/25/21 50,894 634.04 32,269
40,990
Frasers Logistics & Commercial Trust 07/12/21 SGD 3,757,600 1.05 3,941
3,266
Klepierre SA 05/12/20 EUR 342,005 20.48 7,003
9,352
LXI REIT PLC 09/05/22 GBP 234,024 1.35 315
311
Tritax EuroBox PLC 03/15/21 EUR 1,089,673 1.45 1,575 839
59,277
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Long Positions
Dow Jones U.S. Real Estate Index Futures 1,072 USD 38,217 03/24 2,402
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts 2,402
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
Bank of America USD 83 CAD 109 01/02/24 —
Bank of America USD 673 CAD 891 01/03/24 —
Bank of America USD 282 JPY 39,660 01/04/24 —
Bank of America USD 195 SGD 257 01/02/24 —
Bank of America HKD 6,373 USD 816 01/02/24 (2)
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts (2)
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total % of Net Assets
Common Stocks
Australia $ — $ 37,658 $ —
$ —
$ 37,658 4 .0
Belgium — 8,654 —
—
8,654 0 .9
Canada 24,309 — —
—
24,309 2 .6
France — 11,591 —
—
11,591 1 .2
Germany — 23,695 —
—
23,695 2 .5
Hong Kong — 35,324 —
—
35,324 3 .7

Russell Investment Funds
Global Real Estate Securities Fund
Schedule of Investments, continued — December 31, 2023
See accompanying notes which are an integral part of the financial statements.
144 Global Real Estate Securities Fund
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total % of Net Assets
Japan — 90,693 —
—
90,693 9 .5
Macao — 233 —
—
233 —
*
Netherlands — 8,693 —
—
8,693 0 .9
Singapore — 32,641 —
—
32,641 3 .4
Spain — 6,472 —
—
6,472 0 .7
Sweden — 13,846 —
—
13,846 1 .5
Switzerland — 3,633 —
—
3,633 0 .4
United Kingdom — 44,540 —
—
44,540 4 .7
United States 567,696 — —
—
567,696 59 .8
Short-Term Investments — — — 32,981 32,981 3 .5
Other Securities — — — 9,101 9,101 0 .9
Total Investments 592,005 317,673 — 42,082 951,760 100 .2
Other Assets and Liabilities, Net
(0 .2)
100 .0
Other Financial Instruments
Assets
Futures Contracts 2,402 — — — 2,402 0 .3
A
Liabilities
Foreign Currency Exchange Contracts (2) — — — (2) (—)
*
Total Other Financial Instruments
**
$ 2,400 $ — $ — $ — $ 2,400
*
Less than .05% of net assets.
**
Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a)
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of Investments.
For a description of the Levels, see note 2 in the Notes to Financial Statements.
For a disclosure on transfers into and out of Level 3 during the period ended December 31, 2023, if any, see note 2 in the Notes to Financial Statements.
Investments in which significant unobservable inputs (Level 3) were used in determining a fair value as of December 31, 2023, if any, were less than 1% of net assets.

Russell Investment Funds
Global Real Estate Securities Fund
Schedule of Investments, continued — December 31, 2023
See accompanying notes which are an integral part of the financial statements.
Global Real Estate Securities Fund 145
Amounts in thousands
Property Sector Exposure
Fair Value
$
Diversified ..........................................................................................
196,510
Healthcare ..........................................................................................
68,253
Industrial ............................................................................................
140,493
Lodging/Resorts .................................................................................
37,671
Office ..................................................................................................
33,856
Residential ..........................................................................................
171,512
Retail ..................................................................................................
121,239
Self Storage ........................................................................................
52,558
Technology .........................................................................................
87,586
Short-Term Investments .....................................................................
32,981
Other Securities ..................................................................................
9,101
Total Investments ............................................................................... 951,760

See accompanying notes which are an integral part of the financial statements.
146 Global Real Estate Securities Fund
Russell Investment Funds
Global Real Estate Securities Fund
Fair Value of Derivative Instruments — December 31, 2023
Amounts in thousands
Derivatives not accounted for as hedging instruments
Equity
Contracts
Foreign
Currency
Contracts
Location: Statement of Assets and Liabilities - Assets
Variation margin on futures contracts* $ 2,402 $ —
Location: Statement of Assets and Liabilities - Liabilities
Unrealized depreciation on foreign currency exchange contracts $ — $ 2
Derivatives not accounted for as hedging instruments
Equity
Contracts
Foreign
Currency
Contracts
Location: Statement of Operations - Net realized gain (loss)
Futures contracts $ (102) $ —
Foreign currency exchange contracts — (451)
Total
$ (102) $ (451)
Location: Statement of Operations - Net change in unrealized appreciation (depreciation)
Futures contracts $ 3,468 $ —
Foreign currency exchange contracts — (124)
Total
$ 3,468 $ (124)
* Includes cumulative appreciation (depreciation) of futures contracts as reported in the Schedule of Investments. Only variation margin is reported within the
Statement of Assets and Liabilities.
For further disclosu re on derivatives see note 2 in the Notes to Financial Statements.

Russell Investment Funds
Global Real Estate Securities Fund
Balance Sheet Offsetting of Financial and Derivative Instruments —
December 31, 2023
See accompanying notes which are an integral part of the financial statements.
Global Real Estate Securities Fund 147
Amounts in thousands
Offsetting of Financial Assets and Derivative Assets
Description Location: Statement of Assets and Liabilities - Assets
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statement
of Assets
and
Liabilities
Net Amounts
of Assets
Presented in
the Statement
of Assets and
Liabilities
Securities on Loan* Investments, at fair value $ 8,571 $ — $ 8,571
Total Financial and Derivative Assets
8,571 — 8,571
Financial and Derivative Assets not subject to a netting agreement
— — —
Total Financial and Derivative Assets subject to a netting agreement
$ 8,571 $ — $ 8,571
Financial Assets, Derivative Assets, and Collateral Held by Counterparty
Gross Amounts Not Offset
in the Statement of Assets
and Liabilities
Counterparty
Net Amounts
of Assets
Presented in
the Statement
of Assets and
Liabilities
Financial
and
Derivative
Instruments
Collateral
Received^ Net Amount
Bank of America
$ 643 $ — $ 643 $ —
Fidelity
546 — 546 —
Goldman Sachs
4,722 — 4,722 —
HSBC
241 — 241 —
Morgan Stanley
2,419 — 2,419 —
Total
$ 8,571 $ — $ 8,571 $ —

Russell Investment Funds
Global Real Estate Securities Fund
Balance Sheet Offsetting of Financial and Derivative Instruments, continued
— December 31, 2023
See accompanying notes which are an integral part of the financial statements.
148 Global Real Estate Securities Fund
Amounts in thousands
Offsetting of Financial Liabilities and Derivative Liabilities
Description Location: Statement of Assets and Liabilities - Liabilities
Gross
Amounts of
Recognized
Liabilities
Gross
Amounts
Offset in the
Statement
of Assets
and
Liabilities
Net Amounts
of Liabilities
Presented in
the Statement
of Assets and
Liabilities
Foreign Currency Exchange Contracts Unrealized depreciation on foreign currency exchange contracts $ 2 $ — $ 2
Total Financial and Derivative Liabilities
2 — 2
Financial and Derivative Liabilities not subject to a netting agreement
(2) — (2)
Total Financial and Derivative Liabilities subject to a netting agreement
$ — $ — $ —
*      Fair value of securities on loan as reported in the footnotes to the Statement of Assets and Liabilities.
^      Collateral received or pledged amounts may not reconcile to those disclosed in the Statement of Assets and Liabilities due to the inclusion of off-Balance
Sheet collateral and adjustments made to exclude overcollateralization.
For further disclosure on derivatives and counterparty risk see note 2 in the Notes to Financial Statements.

Russell Investment Funds
Global Real Estate Securities Fund
See accompanying notes which are an integral part of the financial statements.
Global Real Estate Securities Fund 149
Statement of Assets and Liabilities — December 31, 2023
Amounts in thousands
Assets
Investments, at identified cost ......................................................................................................................................................
$ 796,994
Investments, at fair value(*)(>) ....................................................................................................................................................
951,760
Foreign currency holdings(^) ....................................................................................................................................................... 2,029
Receivables:
Dividends and interest ...................................................................................................................................................... 3,787
Dividends from affiliated funds ....................................................................................................................................... 148
Investments sold ............................................................................................................................................................... 816
Fund shares sold ............................................................................................................................................................... 114
Foreign capital gains taxes recoverable ........................................................................................................................... 330
Variation margin on futures contracts .............................................................................................................................. 2,406
Prepaid expenses .......................................................................................................................................................................... 1
Total assets ...............................................................................................................................................................
961,391
Liabilities
Payables:
Due to broker (a) .............................................................................................................................................................. 552
Investments purchased ..................................................................................................................................................... 1,231
Fund shares redeemed ...................................................................................................................................................... 14
Accrued fees to affiliates .................................................................................................................................................. 680
Other accrued expenses .................................................................................................................................................... 249
Unrealized depreciation on foreign currency exchange contracts ............................................................................................... 2
Payable upon return of securities loaned ..................................................................................................................................... 9,101
Total liabilities ...........................................................................................................................................................
11,829
Net Assets ...............................................................................................................................................................
$ 949,562

Russell Investment Funds
Global Real Estate Securities Fund
See accompanying notes which are an integral part of the financial statements.
150 Global Real Estate Securities Fund
Statement of Assets and Liabilities, continued — December 31, 2023
Amounts in thousands
Net Assets Consist of:
Total distributable earnings (losses) .............................................................................................................................................
$ 15,501
Shares of beneficial interest .........................................................................................................................................................
709
Additional paid-in capital ............................................................................................................................................................
933,352
Net Assets ...............................................................................................................................................................
$ 949,562
Net Asset Value
,
offering and redemption price per share:
Net asset value per share: (#) ...................................................................................................................................................... $ 13.39
Net assets ............................................................................................................................................................................. $ 949,562,181
Shares outstanding ($.01 par value) ..................................................................................................................................... 70,894,510
Amounts in thousands
(^)     Foreign currency holdings - cost $ 2,033
(*)     Securities on loan included in investments $ 8,571
(>)     Investments in affiliates, U.S. Cash Management Fund and U.S. Cash Collateral Fund $ 42,082
(a)   Due to Broker for Futures $ 552
(#) Net asset value per share equals net assets divided by shares of beneficial interest outstanding.

Russell Investment Funds
Global Real Estate Securities Fund
See accompanying notes which are an integral part of the financial statements.
Global Real Estate Securities Fund 151
Statement of Operations — For the Period Ended December 31, 2023
Amounts in thousands
Investment Income
Dividends ......................................................................................................................................................................... $ 32,126
Dividends from affiliated funds ....................................................................................................................................... 1,511
Interest .............................................................................................................................................................................. 80
Securities lending income (net) ....................................................................................................................................... 58
Less foreign taxes withheld ............................................................................................................................................. (1,174)
Total investment income ..............................................................................................................................................................
32,601
Expenses
Advisory fees ................................................................................................................................................................... 7,011
Administrative fees .......................................................................................................................................................... 438
Custodian fees .................................................................................................................................................................. 172
Transfer agent fees .......................................................................................................................................................... 39
Professional fees .............................................................................................................................................................. 124
Trustees’ fees .................................................................................................................................................................... 51
Printing fees ..................................................................................................................................................................... 36
Miscellaneous .................................................................................................................................................................. 31
Total expenses ..............................................................................................................................................................................
7,902
Net investment income (loss) .......................................................................................................................................................
24,699
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments ...................................................................................................................................................................... (50,329)
Investments in affiliated funds ......................................................................................................................................... 2
Futures contracts .............................................................................................................................................................. (102)
Foreign currency exchange contracts ............................................................................................................................... (451)
Foreign currency-related transactions .............................................................................................................................. (226)
Net realized gain (loss) ................................................................................................................................................................
(51,106)
Net change in unrealized appreciation (depreciation) on:
Investments ...................................................................................................................................................................... 114,691
Investments in affiliated funds ......................................................................................................................................... (5)
Futures contracts .............................................................................................................................................................. 3,468
Foreign currency exchange contracts ............................................................................................................................... (124)
Foreign currency-related transactions .............................................................................................................................. 27
Net change in unrealized appreciation (depreciation) ................................................................................................................. 118,057
Net realized and unrealized gain (loss) ........................................................................................................................................ 66,951
Net Increase (Decrease) in Net Assets from Operations ....................................................................................
$ 91,650

Russell Investment Funds
Global Real Estate Securities Fund
See accompanying notes which are an integral part of the financial statements.
152 Global Real Estate Securities Fund
Statements of Changes in Net Assets
Amounts in thousands
For the Periods Ended December 31,
2023 2022
Increase (Decrease) in Net Assets
Operations
Net investment income (loss) .............................................................................................................. $ 24,699 $ 18,842
Net realized gain (loss) ....................................................................................................................... (51,106) (52,445)
Net change in unrealized appreciation (depreciation) ........................................................................ 118,057 (269,722)
Net increase (decrease) in net assets from operations .............................................................................. 91,650 (303,325)
Distributions
To shareholders ................................................................................................................................... (15,782) (15,495)
From return of capital ......................................................................................................................... — (4,589)
Net decrease in net assets from distributions ............................................................................................ (15,782) (20,084)
Share Transactions*
Net increase (decrease) in net assets from share transactions ................................................................... 14,109 37,657
Total Net Increase (Decrease) in Net Assets ........................................................................
89,977 (285,752)
Net Assets
Beginning of period .................................................................................................................................. 859,585 1,145,337
End of period .............................................................................................................................................
$ 949,562 $ 859,585
* Share transaction amounts (in thousands) for the periods ended December 31, 2023 and December 31, 2022 were as follows:
2023 2022
Shares Dollars Shares Dollars
Proceeds from shares sold 3,020 $ 37,228 3,957 $ 51,215
Proceeds from reinvestment of distributions 1,309 15,782 1,452 20,084
Payments for shares redeemed (3,113) (38,901) (2,228) (33,642)
Total increase (decrease)
1,216 $ 14,109 3,181 $ 37,657

Russell Investment Funds
Global Real Estate Securities Fund
Financial Highlights — For the Periods Ended
See accompanying notes which are an integral part of the financial statements.
154 Global Real Estate Securities Fund
For a Share Outstanding Throughout Each Period.
$
Net Asset Value,
Beginning of
Period
$
Net Investment
Income (Loss)
(ƥ)(Ƃ)
$
Net Realized
and Unrealized
Gain (Loss)
$
Total from
Investment
Operations
$
Distributions
from Net
Investment Income
$
Distributions
from Net
Realized Gain
$
Return of Capital
December 31, 2023 12.34 .35 .93 1.28 (.23) — —
December 31, 2022 17.22 .28 (4.86) (4.58) (.11) (.12) (.07)
December 31, 2021 14.37 .36 3.44 3.80 (.78) (.17) —
December 31, 2020 15.40 .26 (1.09) (.83) (.20) — —
December 31, 2019 13.32 .26 2.60 2.86 (.78) — —

See accompanying notes which are an integral part of the financial statements.
Global Real Estate Securities Fund 155
$
Total
Distributions
$
Net Asset Value,
End of
Period
%
Total
Return
(±)
$
Net Assets,
End of Period
(000)
%
Ratio of Expenses
to Average
Net Assets,
Gross
%
Ratio of Expenses
to Average
Net Assets,
Net
(Ƃ)
%
Ratio of Net
Investment Income
to Average
Net Assets
(Ƃ)
%
Portfolio
Turnover Rate
(.23) 13.39 10.55 949,562 .90 .90 2.82 63
(.30) 12.34 (26.77) 859,585 .91 .91 1.99 68
(.95) 17.22 27.19 1,145,337 .91 .91 2.22 68
(.20) 14.37 (5.18) 932,641 .91 .91 1.94 96
(.78) 15.40 21.64 951,287 .92 .92 1.72 81

Russell Investment Funds
Global Real Estate Securities Fund
See accompanying notes which are an integral part of the financial statements.
156 Global Real Estate Securities Fund
Related Party Transactions, Fees and Expenses
Accrued fees payable to affiliates as of December 31, 2023 were as follows:
Transactions (amounts in thousands) during the period ended December 31, 2023 with underlying funds which are, or were, an affiliated company are as follows:
Federal Income Taxes
At December 31, 2023, the cost of investments, net unrealized appreciation (depreciation), and components of distributable earnings for income tax purposes were as follows:
For the fiscal years ended December 31, 2023 and December 31, 2022, respectively, the Fund made the following tax basis distributions:
Net investment income and net realized gains (losses) in the financial statements may differ from taxable net investment income and net realized gains (losses). Capital accounts within the financial statements are adjusted for permanent differences between book and tax accounting. These differences may be due to foreign currency gains or losses, reclassifications of dividends and/or differences in treatment of income from swaps. These adjustments have no impact on the net assets. At December 31, 2023, there were no adjustments to the Statement of Assets and Liabilities.
Advisory fees $ 627,738
Administrative fees 39,234
Transfer agent fees 3,453
Trustee fees 9,482
$ 679,907
Fair Value,
Beginning of
Period Purchases Sales
Realized Gain
(Loss)
Change in
Unrealized
Gain (Loss)
Fair Value, End
of Period
Income
Distributions
Capital Gains
Distributions
U.S. Cash Management Fund $ 32,549 $ 170,983 $ 170,548 $ 2 $ (5) $ 32,981 $ 1,511 $ —
U.S. Cash Collateral Fund 2,436 88,794 82,129 — — 9,101 307 —
$ 34,985 $ 259,777 $ 252,677 $ 2 $ (5) $ 42,082 $ 1,818 $ —
Cost of
Investments
Unrealized
Appreciation
Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
Undistributed
Ordinary Income
Undistributed
Long-Term
Capital Gains
(Capital Loss
Carryforward)
$ 843,627,761 $ 125,112,899 $ (14,576,845) $ 110,536,054 $ 5,526,414 $ (84,746,806)
December 31, 2023 December 31, 2022
Ordinary Income
Distributions
Long-Term
Capital Gain
Distributions
Return of
Capital
Ordinary Income
Distributions
Long-Term
Capital Gain
Distributions
Return of
Capital
$ 15,781,980 $ — $ — $ 7,274,696 $ 8,219,388 $ 4,589,599

Russell Investment Funds
Notes to Schedule of Investments — December 31, 2023
Notes to Schedule of Investments 157
Footnotes:
Abbreviations:
(Æ) Non-income producing security.
(Ï) Forward commitment.
(Ê) Variable, adjustable or floating rate security. Rate shown reflects rate in effect at period end.
(ƒ) Perpetual floating rate security. Rate shown reflects rate in effect at period end.
(ö) Real Estate Investment Trust (REIT).
(µ) Bond is insured by a guarantor.
(Ø) In default.
(ç) At amortized cost, which approximates fair value.
(ž ) Rate noted is yield-to-maturity from date of acquisition.
(æ) Pre-refunded: These bonds are collateralized by U.S. Treasury securities, which are held in escrow by a trustee and used to pay principal and interest in the tax-exempt issue and to retire the bonds in full at the earliest refunding date.
(§) All or a portion of the shares of this security are pledged as collateral in connection with futures contracts purchased (sold) or swap contracts entered into by the Fund.
(x) The security is purchased with the cash collateral from the securities loaned.
(Ñ) All or a portion of the shares of this security are on loan.
(Þ) Restricted security. Security may have contractual restrictions on resale, may have been offered in a private placement transaction, and is not registered under the Securities Act of 1933, as amended (“the Act”). The most common types of restricted securities are those sold under Rule 144A of the Act and commercial paper sold under Section 4(2) of the Act.
(Û) All or a portion of the shares of this security are pledged as collateral in connection with securities sold short.
(ÿ) Notional amount in thousands.
(∞) Unrounded units.
(å) Currency balances were pledged in connection with futures contracts purchased (sold), options written, foreign currency exchange contracts, or swaps entered into by the Fund.
(ì) All or a portion of the shares of this security are pledged as collateral in connection with options written contracts.
(v) Loan agreement still pending. Rate not available at period end.
(
Š)
Value was determined using significant unobservable inputs .
( ~) Rate fluctuates based on various factors such as changes in current rates and prepayments of the underlying assets, changes in the
Consumer Price Index ( CPI ) or other contractual arrangements .
( @) Affiliate .
( Ÿ) Rate noted is dividend yield at period end .
( ¢) Date shown reflects next contractual call date.
( Œ ) Unfunded loan agreement.
( Ð ) All or a portion of the shares of this security are on loan through the reciprocal lending program with State Street. See note 2 in the Notes to Financial Statements .
(0)
Weekly payment frequency .
(1)
Monthly payment frequency .
(2)
Quarterly payment frequency .
(3)
Semi-annual payment frequency .
(4)
Annual payment frequency .
(5)
Payment at termination .
ADR - American Depositary Receipt
ADS - American Depositary Share
AONIA - Australian Overnight Index Average
BBR - Bank Bill Rate
BBSW - Bank Bill Swap Reference Rate
BUBOR –Budapest Interbank Offered Rate
CIBOR - Copenhagen Interbank Offered Rate
CME - Chicago Mercantile Exchange
CMO - Collateralized Mortgage Obligation
CORRA- Canadian Overnight Repo Rate Average
CPI - Consumer Price Index
CVO - Contingent Value Obligation
EBITDA – Earnings Before Interest, Taxes, Depreciation, and Amortization
EMU - European Economic and Monetary Union
EURIBOR - Euro Interbank Offered Bank
EUTA – Eurozone Tobacco Index
FDIC - Federal Deposit Insurance Company

Russell Investment Funds
Notes to Schedule of Investments, continued — December 31, 2023
158 Notes to Schedule of Investments
Foreign Currency Abbreviations:
GDR - Global Depositary Receipt
GDS - Global Depositary Share
GSCI – Goldman Sachs Commodity Index
HIBOR – Hong Kong Interbank Offered Rate
HICP – Harmonized Index of Consumer Prices
JIBAR - Johannesburg Interbank Agreed Rate
KSDA – Korean Securities Dealers Association
LIBOR - London Interbank Offered Rate
MIBOR - Mumbai Interbank Offered Rate
NIBOR - Norwegian Interbank Offered Rate
NSA – Not Seasonally Adjusted
NSERO – India National Stock Exchange Offered Rate
PIK - Payment in Kind
PRIBOR – Prague Interbank Offered Rate
REMIC - Real Estate Mortgage Investment Conduit
SOFR – Secured Overnight Financing Rate
SONIA – Sterling Overnight Index Average
STIBOR – Stockholm Interbank Offered Rate
STRIPS - Separate Trading of Registered Interest and Principal of Securities
SFE - Sydney Futures Exchange
TBA - To Be Announced Security
TONAR – Tokyo Overnight Average Rate
UK - United Kingdom
WTI – West Texas Intermediate
ARS - Argentine peso HKD - Hong Kong dollar PKR - Pakistani rupee
AUD - Australian dollar HUF - Hungarian forint PLN - Polish zloty
BRL - Brazilian real IDR - Indonesian rupiah RON - Romanian New Leu
CAD - Canadian dollar ILS - Israeli shekel RUB - Russian ruble
CHF - Swiss franc INR - Indian rupee SEK - Swedish krona
CLP - Chilean peso ISK - Icelandic krona SGD - Singapore dollar
CNY - Chinese offshore spot ITL - Italian lira SKK - Slovakian koruna
CNY - Chinese renminbi yuan JPY - Japanese yen THB - Thai baht
COP - Colombian peso KES - Kenyan schilling TRY - Turkish lira
CRC - Costa Rican colon KRW - South Korean won TWD - Taiwanese dollar
CZK - Czech koruna MXN - Mexican peso USD - United States dollar
DKK - Danish krone MYR - Malaysian ringgit UYU – Uruguayan peso
DOP - Dominican peso NOK - Norwegian krone VEB - Venezuelan bolivar
EGP - Egyptian pound NGN – Nigerian naira VND - Vietnamese dong
EUR - Euro NZD - New Zealand dollar ZAR - South African rand
GBP - British pound sterling PEN - Peruvian nuevo sol
GHS - Ghana cedi PHP - Philippine peso

Russell Investment Funds
Notes to Financial Highlights — December 31, 2023
See accompanying notes which are an integral part of the financial statements.
Notes to Financial Highlights 159
(ƥ) Average daily shares outstanding were used for this calculation.
(Ƃ) May reflect amounts waived and/or reimbursed by Russell Investment Management, LLC (“RIM”).
(Ɵ) Less than $.01 per share.
(±) The total return does not reflect any Insurance Company Separate Account or Policy Charges.
(∆) For the following funds, the respective annualized net expense ratios, not including the dividends and interest expense from short sales, were as follows:
For the period ended U.S. Strategic Equity Fund U.S. Small Cap Equity Fund
December 31, 2023 0.82% 1.02%
December 31, 2022 0.84% 1.03%
December 31, 2021 N/A 1.05%
December 31, 2020 N/A 1.10%
December 31, 2019 N/A 1.08%

Russell Investment Funds
Notes to Financial Statements — December 31, 2023
160 Notes to Financial Statements
1. Organization
Russell Investment Funds (the “Investment Company” or “RIF”) is a series investment company with nine different investment portfolios referred to as funds. These financial statements report on five of these funds (each a “Fund” and collectively the
“Funds”). The Investment Company provides the investment base for one or more variable insurance products issued by one or more insurance companies. These Funds are offered at net asset value (“NAV”) to qualified insurance company separate accounts offering variable insurance products. The Investment Company is registered under the Investment Company Act of
1940, as amended (“Investment Company Act”), as an open-end management investment company. It is organized and operated as a Massachusetts business trust under a Third Amended and Restated Master Trust Agreement dated December 7, 2020, as amended (“Master Trust Agreement”), and the provisions of Massachusetts law governing the operation of a Massachusetts business trust. The Investment Company’s Master Trust Agreement permits the Board of Trustees (the “Board”) to issue an unlimited number of shares of beneficial interest. Each of the Funds is diversified. Under the Investment Company Act, a diversified company is defined as a management company which meets the following requirements: at least 75% of the value of its total assets is represented by cash and cash equivalents (including receivables), government securities, securities of other investment companies, and other securities for the purposes of this calculation limited in respect of any one issuer to an amount not greater in value than five percent of the value of the total assets of such management company and to not more than 10% of the outstanding voting securities of such issuer. Unless otherwise specified, “period” (as used within the financial statements)
refers to the twelve months ended December 31, 2023.
2. Significant Accounting Policies
The Funds’ financial statements are prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”)
which require the use of management estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Funds are considered investment companies under U.S. GAAP and follow the accounting and reporting guidance applicable to investment companies. The following is a summary of the significant accounting policies consistently followed by each Fund in the preparation of its financial statements.
Security Valuation
The Funds value portfolio instruments according to securities valuation procedures and pricing sources and services, which include market value procedures, fair value procedures, other key valuation procedures and a description of the pricing sources and services used by the Funds. With respect to a Fund’s investments that do not have readily available market quotations, the Trustees have designated Russell Investment Management, LLC (“RIM”), the Funds’ adviser, as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Investment Company Act.
U.S. GAAP defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods, requires a separate disclosure of the fair value hierarchy for each major category of assets and liabilities, and segregates fair value measurements into levels (Level 1, 2, and 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:
Level 1 — Quoted prices (unadjusted) in active markets or exchanges for identical assets and liabilities.
Level 2 — Inputs other than quoted prices included within Level 1 that are observable, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, and inputs such as interest rates, yield curves, implied volatilities, credit spreads or other market corroborated inputs.
Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by RIM, that are used in determining the fair value of investments.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

Russell Investment Funds
Notes to Financial Statements, continued — December 31, 2023
Notes to Financial Statements 161
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety.
The valuation techniques and significant inputs used in determining the fair market values of financial instruments categorized as Level 1 and Level 2 of the fair value hierarchy are as follows:
Equity securities, including common and preferred stock, short securities, ETFs and restricted securities that are traded on a national securities exchange (or reported on the NASDAQ national market), are stated at the last reported sales price on the day of valuation or official closing price, as applicable. To the extent these securities are actively traded, and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy. Preferred stock and other equities traded on inactive markets or valued by reference to similar instruments are categorized as Level 2 of the fair value hierarchy. Certain foreign equity securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, exchange-traded funds, and the movement of certain indexes of securities, based on the statistical analysis of historical relationships. Foreign equity securities prices as described above are categorized as Level 2 of the fair value hierarchy.
Fixed income securities including corporate, convertible, U.S. government agency, municipal bonds and notes, U.S. treasury obligations, sovereign issues, bank loans, bank notes and non-U.S. bonds are normally valued by pricing service providers that use broker-dealer quotations or valuation estimates from their internal pricing models. The pricing service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads and default rates. Such fixed income securities that use pricing service internal models as described above are categorized as
Level 2 of the fair value hierarchy. Such fixed income securities that use broker-dealer quotations are categorized as Level 3 of the fair value hierarchy.
Fixed income securities purchased on a delayed-delivery basis and marked-to-market daily until settlement at the forward settlement date are categorized as Level 2 of the fair value hierarchy.
Mortgage and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by pricing service providers that use broker-dealer quotations or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, including estimated cash flows of each tranche, market-based yield spreads for each tranche, and current market data, as well as incorporate deal collateral performance, as available. Mortgage and asset-backed securities that use these and similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.
Investments in investment funds that are not traded on a national securities exchange will be valued based upon the NAV of such investments. The Funds have adopted the authoritative guidance under U.S. GAAP for estimating the fair value of investments in funds that have calculated NAV per share in accordance with the specialized accounting guidance for investment companies.
Accordingly, the Funds estimate the fair value of an investment in a fund using the NAV per share without further adjustment as a practical expedient, if the NAV per share of the investment is determined in accordance with the specialized accounting guidance for investment companies as of the reporting entity’s measurement date.
Short-term investments having a maturity of 60 days or less are generally valued at amortized cost, which approximates fair market value. These investments are categorized as Level 2 of the fair value hierarchy.
Derivative instruments are instruments such as foreign currency exchange contracts, futures contracts, options contracts, or swap agreements that derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. Derivatives may be classified into two groups depending upon the way that they are traded: privately traded over-the-counter (“OTC”) derivatives that do not go through an exchange or intermediary and exchange-traded derivatives that are traded through specialized derivatives exchanges or other regulated exchanges. OTC derivatives are normally valued on the basis of broker-dealer quotations or pricing service providers. Depending on the product and the terms of the transaction, the value of the derivative instrument can be estimated by a pricing service provider using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, yield curves, dividends and exchange rates. OTC derivatives that use these and similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy, with the exception of foreign currency spot contracts which are categorized as Level 1 of the fair value hierarchy. OTC derivatives that use broker-dealer

Russell Investment Funds
Notes to Financial Statements, continued — December 31, 2023
162 Notes to Financial Statements
quotations are categorized as Level 3 of the fair value hierarchy. Exchange-traded derivatives are valued based on the last reported sales price on the day of valuation and are categorized as Level 1 of the fair value hierarchy.
Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are valued at the daily settlement price determined by the respective exchange. For centrally cleared credit default swaps, the clearing facility requires its members to provide actionable levels across complete term structures. These levels along with external third-party prices are used to produce daily settlement prices. These securities are categorized as Level 2 of the fair value hierarchy. Centrally cleared interest rate swaps are valued using a pricing model that references the underlying rates including the Overnight Index
Swap (“OIS”) rate and Secured Overnight Financing Rate (“SOFR”) forward rate to produce the daily settlement price. These securities are categorized as Level 2 of the fair value hierarchy.
Events or circumstances affecting the values of Fund securities that occur between the closing of the principal markets on which they trade and the time the NAV of Fund shares is determined may be reflected in the calculation of NAV for each applicable
Fund when the Fund deems that the particular event or circumstance would materially affect such Fund’s NAV. Funds that invest primarily in frequently traded exchange-listed securities in U.S. markets will use fair value pricing in limited circumstances since reliable market quotations will often be readily available. Funds that invest in foreign securities use fair value pricing daily as events may occur between the close of foreign markets and the time of pricing. Although there are observable inputs assigned on a security level, prices are derived from factors using proprietary models or matrix pricing. For this reason, fair value factors will cause movement between Levels 1 and 2. Examples of significant events that generally trigger fair value pricing of one or more securities are: any market movement of the U.S. securities market (defined in the fair value procedures as the movement of a single major U.S. index); a company development such as a material business development; a natural disaster, a public health emergency affecting one or more countries in the global economy (including an emergency which results in the closure of financial markets) or other emergency situation; or an armed conflict.
The NAV of a Fund’s portfolio that includes foreign securities may change on days when shareholders will not be able to purchase or redeem Fund shares, since foreign securities can trade on non-business days.
For the period ended December 31, 2023, the U.S. Strategic Equity Fund, U.S. Small Cap Equity Fund, International Developed
Markets Fund and Global Real Estate Securities Fund had no transfers into or out of Level 3 of the fair value hierarchy. The
Strategic Bond Fund had transfers out of Level 3 into Level 2 representing financial instruments for which approved vendor sources became available or inputs became observable. The amount transferred was $ 2,385,156.
Level 3 Fair Value Investments
The valuation techniques and significant inputs used in determining the fair values of financial instruments classified as Level 3 of the fair value hierarchy are as follows:
Securities and other assets for which market quotes are not readily available, or are not reliable, are valued at fair value as determined in good faith by RIM and are categorized as Level 3 of the fair value hierarchy. Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information or broker quotes). When RIM applies fair valuation methods that use significant unobservable inputs to determine a Fund’s NAV, securities will not be priced on the basis of quotes from the primary market in which they are traded, but instead may be priced by another method that RIM believes accurately reflects fair value and will be categorized as Level 3 of the fair value hierarchy.
Fair value pricing may require subjective determinations about the value of a security. While the securities valuation procedures are intended to result in a calculation of a Fund’s NAV that fairly reflects security values as of the time of pricing, the process cannot guarantee that fair values determined by RIM would accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a Fund may differ from the value that would be realized if the security was sold.
RIM employs third-party pricing vendors to provide fair value measurements. RIM oversees third-party pricing service providers in order to support the valuation process.
These significant unobservable inputs are further disclosed in the Presentation of Portfolio Holdings for each respective Fund as applicable.
If third-party evaluated vendor pricing is neither available nor deemed to be indicative of fair value, RIM may elect to obtain indicative market quotations (“broker quotes”) directly from the broker or passed through from a third-party vendor. In the event that the source of fair value is from a single source broker quote, these securities are classified as Level 3 per the fair

Russell Investment Funds
Notes to Financial Statements, continued — December 31, 2023
Notes to Financial Statements 163
value hierarchy. Broker quotes are typically received from established market participants. Although independently received on a daily basis, RIM does not have the transparency to view the underlying inputs which support the broker quotes. Significant changes in the broker quote would have direct and proportional changes in the fair value of the security. There is a third-party pricing exception to the quantitative disclosure requirement when prices are not determined by the reporting entity. RIM is exercising this exception and has made a reasonable attempt to obtain quantitative information from the third-party pricing vendors regarding the unobservable inputs used.
For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that present changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in/out of the Level 3 category during the period. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, a Level 3 reconciliation and an additional disclosure about fair value measurements, if any, has been included in the Presentation of Portfolio Holdings for each respective Fund.
Investment Transactions
Investment transactions are reflected as of the trade date for financial reporting purposes. This may cause the NAV stated in the financial statements to be different from the NAV at which shareholders may transact. Realized gains and losses from securities transactions, if applicable, are recorded on the basis of specific identified cost incurred within a particular Fund.
Investment Income
Dividend income is recorded net of applicable withholding taxes on the ex-dividend date, except that certain dividends from foreign securities are recorded as soon as the Funds are informed of the dividend, subsequent to the ex-dividend date. To the extent the dividend represents a return of capital or capital gain for tax purposes, reclassifications are made which may be based on management’s estimates. Interest income is recorded daily on the accrual basis. The Strategic Bond Fund classifies gains and losses realized on prepayments received on mortgage-backed securities as an adjustment to interest income. Losses realized on principal paydowns may result in negative interest income on the Fund’s Statement of Operations if there is insufficient interest income to offset such losses. All premiums and discounts, including original issue discounts, are amortized/accreted using the effective interest method. Debt obligation securities may be placed in a non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful.
Federal Income Taxes
Since the Investment Company is a Massachusetts business trust, each Fund is a separate corporate taxpayer and determines its net investment income and capital gains (or losses) and the amounts to be distributed to each Fund’s shareholders without regard to the income and capital gains (or losses) of the other Funds.
Each Fund intends to qualify or continue to qualify as a regulated investment company under Subchapter M of the Internal
Revenue Code of 1986, as amended (the “Code”) and intends to distribute all of its taxable income and capital gains. Therefore, no federal income tax provision is required for the Funds.
The Funds comply with the authoritative guidance for uncertainty in income taxes which requires management to determine whether a tax position of the Funds is more likely than not to be sustained upon examination, including resolution of any related appeals or litigation processes, based on the technical merits of the position. For tax positions meeting the more likely than not threshold, the tax amount recognized in the financial statements is reduced by the largest benefit that has a greater than
50% likelihood of being realized upon ultimate settlement with the relevant taxing authority. Management determined that no accruals need to be made in the financial statements due to uncertain tax positions. Management continually reviews and adjusts the Funds’ liability for income taxes based on analyses of tax laws and regulations, as well as their interpretations, and other relevant factors.
Each Fund files a U.S. tax return. As of December 31, 2023, the Funds had recorded no liabilities for net unrecognized tax benefits relating to uncertain income tax positions they have taken or expect to take in future tax returns. While the statute of limitations remains open to examine the Funds’ U.S. tax returns filed for the fiscal years ended December 31, 2020 through
December 31, 2022, no examinations are in progress or anticipated at this time. The Funds are not aware of any tax positions for

Russell Investment Funds
Notes to Financial Statements, continued — December 31, 2023
164 Notes to Financial Statements
which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.
Dividends and Distributions to Shareholders
For all Funds, income, capital gain distributions and return of capital, if any, are recorded on the ex-dividend date. Income distributions are generally declared and paid according to the following schedule:
The Funds intend to distribute substantially all of the distributions they receive from real estate investment trust (“REIT”)
investments, less expenses, as well as income from other investments. Such distributions may be comprised of income, return of capital, and capital gains. The Funds may also realize capital gains on the sale of REIT shares and other investments.
Capital gain distributions are generally declared and paid annually. An additional distribution may be paid by the Funds to avoid imposition of federal income and excise tax on any remaining undistributed capital gains and net investment income.
The timing and characterization of certain income and capital gain distributions are determined in accordance with federal tax regulations which may differ from U.S. GAAP. As a result, net investment income and net realized gain (or loss) on investments and foreign currency-related transactions for a reporting period may differ significantly from distributions during such period.
The differences between tax regulations and U.S. GAAP primarily relate to investments in options, futures, forward contracts, swap contracts, passive foreign investment companies, foreign-denominated investments, mortgage-backed securities, certain securities sold at a loss, wash sale deferrals and capital loss carryforwards. Accordingly, the Funds may periodically make reclassifications among certain of their capital accounts without impacting their NAVs.
Expenses
The Funds pay their own expenses other than those expressly assumed by RIM, the Funds’ adviser, or Russell Investments Fund
Services, LLC (“RIFUS”), the Funds’ administrator and transfer agent. Most expenses can be directly attributed to the individual
Funds. Expenses which cannot be directly attributed to a specific Fund are allocated among all Funds principally based on their relative net assets.
Foreign Currency Translations
The books and records of the Funds are maintained in U.S. dollars. Foreign currency amounts and transactions of the Funds are translated into U.S. dollars on the following basis:
(a) Fair value of investment securities, other assets and liabilities at the closing rate of exchange on the valuation date.
(b) Purchases and sales of investment securities and income at the closing rate of exchange prevailing on the respective trade dates of such transactions.
Net realized gains or losses from foreign currency-related transactions arise from: sales and maturities of short-term securities;
sales of foreign currencies; currency gains or losses realized between the trade and settlement dates on securities transactions;
the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books and the
U.S. dollar equivalent of the amounts actually received or paid. Net unrealized gains or losses from foreign currency-related transactions arise from changes in the value of assets and liabilities, other than investments in securities, as a result of changes in the exchange rates.
The Funds do not isolate that portion of the results of operations of the Funds that arises as a result of changes in exchange rates from that portion that arises from changes in market prices of investments during the period. Such fluctuations are included with the net realized and unrealized gain or loss from investments. However, for federal income tax purposes, the Funds do isolate the effects of changes in foreign exchange rates from the fluctuations arising from changes in market prices for realized gain (or loss) on debt obligations.
Declared Payable Funds
Quarterly April, July, October and mid-December U.S. Strategic Equity, U.S. Small Cap Equity, Strategic Bond
and Global Real Estate Securities Funds
Annually Mid-December International Developed Markets Fund

Russell Investment Funds
Notes to Financial Statements, continued — December 31, 2023
Notes to Financial Statements 165
Capital Gains Taxes
The Funds may be subject to capital gains taxes and repatriation taxes imposed by certain countries in which they invest. The
International Developed Markets, Strategic Bond and Global Real Estate Securities Funds may record a deferred capital gains tax liability with respect to the unrealized appreciation on foreign securities for potential capital gains and repatriation taxes as of December 31, 2023. The accrual for capital gains and repatriation taxes is included in total distributable earnings (losses) in the Statements of Assets and Liabilities. The amounts related to capital gains and repatriation taxes are included in net realized gain (loss) on investments and change in unrealized gain (loss) on investments in the Statements of Operations.
Derivatives
The Funds may invest in derivatives. Derivatives are instruments or agreements whose value is derived from an underlying security or index. They include, among others, options, futures, swaps and forwards. These instruments offer unique characteristics and risks that facilitate the Funds’ investment strategies.
The Funds typically use derivatives in three ways: exposing cash to markets, hedging and return enhancement. In addition, certain Funds may enter into foreign currency exchange contracts for trade settlement purposes. Certain Funds may pursue their strategy of being fully invested by exposing cash to the performance of appropriate markets by purchasing securities and/or derivatives. This is intended to cause such Funds to perform as though cash were actually invested in those markets.
Hedging may be used by certain Funds to limit or control risks, such as adverse movements in exchange rates and interest rates.
Return enhancement can be accomplished through the use of derivatives in a Fund, including using derivatives as a substitute for holding physical securities, and using them to express various macro views (e.g., interest rate movements, currency movements, and macro credit strategies). By purchasing certain instruments, the Funds may more effectively achieve the desired portfolio characteristics that assist them in meeting their investment objectives. Depending on how the derivatives are structured and utilized, the risks associated with them may vary widely. These risks include, but are not limited to, market risk, liquidity risk, leveraging risk, counterparty risk, basis risk, reinvestment risk, political risk, prepayment risk, extension risk, operational risk, legal risk, valuation risk and credit risk.
Futures, certain options and cleared swaps are traded or cleared on an exchange or central exchange clearing house. Exchange-
traded or exchange-cleared transactions generally present less counterparty risk to a Fund. The exchange’s clearing house stands between the Fund and the broker to the contract and therefore, credit risk is generally limited to the failure of the clearing house and the clearing member. Cleared swap contracts are subject to clearing house rules, including initial and variation margin requirement, daily settlement of obligations and the clearing house guarantee of payments to the broker. There is, however, still counterparty risk due to the insolvency of the broker with respect to any margin held in the broker’s customer accounts.
While clearing members are required to segregate customer assets from their own assets, in the event of insolvency, there may be a shortfall in the amount of margin held by the broker for its clients. Collateral and margin requirements for exchange-
traded or exchange-cleared derivatives are established through regulation, as well as set by the broker or applicable clearing house. Margin for exchange-traded and exchange-cleared transactions are detailed in the Statements of Assets and Liabilities as receivables for variation margin on futures contracts and payables for variation margin on futures contracts. Securities and cash pledged as collateral are reflected as assets on the Statements of Assets and Liabilities as either a component of investments at fair value (securities) or receivable from broker. Cash collateral received is not typically held in a segregated account and as such is reflected as a liability on the Statements of Assets and Liabilities as due to broker. Typically, the Funds and counterparties are not permitted to sell, repledge, rehypothecate or otherwise use collateral pledged by the other party unless explicitly permitted by each respective governing agreement.
The effects of derivative instruments, categorized by risk exposure, on the Statements of Assets and Liabilities and the Statements
of Operations, for the period ended December 31, 2023, if applicable, are disclosed in the Fair Value of Derivative Instruments table following each applicable Fund’s Schedule of Investments.
The financial derivative instruments outstanding as of period end on the Schedules of Investments and the amount of net realized gain (loss) and net change in unrealized appreciation (depreciation) on financial derivative instruments during the period, as disclosed on the Fair Value of Derivative Instruments tables, serve as indicators of the volume of financial derivative activity for the Funds.

Russell Investment Funds
Notes to Financial Statements, continued — December 31, 2023
166 Notes to Financial Statements
Foreign Currency Exchange Contracts
Certain Funds may enter into foreign currency exchange spot contracts and forward foreign currency exchange contracts (“FX contracts”). From time to time, certain Funds may enter into FX contracts to hedge certain foreign currency-denominated assets.
FX contracts are recorded at fair value. Certain risks may arise upon entering into these FX contracts from the potential inability of counterparties to meet the terms of their FX contracts and are generally limited to the amount of unrealized gain on the FX contracts, if any, that are disclosed in the Statements of Assets and Liabilities.
For the period ended December 31, 2023, the following Funds entered into FX contracts primarily for the strategies listed below:
Options
Certain Funds may purchase and sell (write) both call and put options on securities, securities indexes, foreign currencies and other assets. Such options are traded on a national securities exchange or in an OTC market. The Funds may also purchase and sell (write) call and put options on foreign currencies.
When a Fund writes a covered call or a put option, an amount equal to the premium received by the Fund is included in the
Fund’s Statement of Assets and Liabilities as an asset and as an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current fair value of the option written. The Fund receives a premium on the sale of a call option but gives up the opportunity to profit from any increase in the value of the underlying instrument above the exercise price of the option, and when the Fund writes a put option it is exposed to a decline in the price of the underlying instrument.
When a Fund sells an uncovered call option, it does not simultaneously have a long position in the underlying security. When a Fund sells an uncovered put option, it does not simultaneously have a short position in the underlying security. Uncovered options are riskier than covered options because there is no underlying security held by the Fund that can act as a partial hedge.
Whether an option which the Fund has written expires on its stipulated expiration date or the Fund enters into a closing purchase transaction, the Fund realizes a gain (or loss, if the cost of a closing purchase transaction exceeds the premium received when the option was sold) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a call option which the Fund has written is exercised, the Fund realizes a capital gain or loss from the sale of the underlying security, and the proceeds from such sale are increased by the premium originally received. When a put option which a Fund has written is exercised, the amount of the premium originally received will reduce the cost of the security which a Fund purchases upon exercise of the option.
The Funds’ use of written options involves, to varying degrees, elements of market risk in excess of the amount recognized in the
Statements of Assets and Liabilities. The face or contract amounts of these instruments reflect the extent of the Funds’ exposure to market risk. The risks may be caused by an imperfect correlation between movements in the price of the instrument and the price of the underlying securities and interest rates.
Certain Funds may enter into swaptions (an option on a swap). In a swaption, in exchange for an option, the buyer gains the right but not the obligation to enter into a specified swap agreement with the issuer on a specified future date. The writer of the contract receives the premium and bears the risk of unfavorable changes in the preset rate on the underlying swap.
For the period ended December 31, 2023, the Funds did not enter into any options.
Futures Contracts
Certain Funds may invest in futures contracts (i.e., interest rate, foreign currency and index futures contracts). The face or contract value of these instruments reflect the extent of the Funds’ exposure to off balance sheet risk. The primary risks associated with the use of futures contracts are an imperfect correlation between the change in fair value of the securities held by the Funds and the prices of futures contracts, and the possibility of an illiquid market. Upon entering into a futures contract, the Funds are required to deposit with a broker an amount, termed the initial margin, which typically represents 5% to 10% of the purchase price indicated in the futures contract. Payments to and from the broker, known as variation margin, are typically required to be made on a daily basis as the price of the futures contract fluctuates. Changes in initial settlement value are accounted for as unrealized appreciation (depreciation) until the contracts are terminated, at which time realized gains and losses are recognized.
Funds Strategies
International Developed Markets Fund Return enhancement, hedging, exposing cash to markets and trade settlement
Strategic Bond Fund Return enhancement and hedging
Global Real Estate Securities Fund Exposing cash to markets and trade settlement

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Notes to Financial Statements, continued — December 31, 2023
Notes to Financial Statements 167
For the period ended December 31, 2023, the following Funds entered into futures contracts primarily for the strategies listed below:
Swap Agreements
Certain Funds may enter into swap agreements, on either an asset-based or liability-based basis, depending on whether they are hedging their assets or their liabilities, and will usually enter into swaps on a net basis (i.e., the two payment streams are netted out, with the Funds receiving or paying only the net amount of the two payments). When a Fund engages in a swap, it exchanges its obligations to pay or rights to receive payments for the obligations to pay or rights to receive payments of another party (i.e., an exchange of floating rate payments for fixed rate payments).
Certain Funds may enter into several different types of swap agreements including credit default, interest rate, total return (equity and/or index) and/or currency swaps. Credit default swaps are a counterparty agreement which allows the transfer of third-party credit risk (the possibility that an issuer will default on its obligation by failing to pay principal or interest in a timely manner)
from one party to another. The lender faces the credit risk from a third-party and the counterparty in the swap agrees to insure this risk in exchange for regular periodic payments. Interest rate swaps are a counterparty agreement, can be customized to meet each party’s needs, and involve the exchange of a fixed or variable payment per period for a payment that is not fixed. Total return swaps are a counterparty agreement where two parties exchange two sets of cash flows on predetermined dates for an agreed upon amount of time. The cash flows will typically be an equity index value swapped with a floating rate such as SOFR plus or minus a pre-defined spread. Total return swap agreements are a counterparty agreement intended to expose cash to markets or to effect investment transactions consistent with those Funds’ investment objectives and strategies. Currency swaps are a counterparty agreement where two parties exchange specified amounts of different currencies which are followed by each paying the other a series of interest payments that are based on the principal cash flow. At maturity the principal amounts are returned.
The Funds generally expect to enter into these transactions primarily to preserve a return or spread on a particular investment or portion of their portfolios or to protect against any increase in the price of securities they anticipate purchasing at a later date, or for return enhancement. Under most swap agreements entered into by a Fund, the parties’ obligations are determined on a
“net basis”. If there is a default by the other party to such a transaction, the Funds will have contractual remedies pursuant to the agreement related to the transaction.
A Fund may not receive the expected amount under a swap agreement if the other party to the agreement defaults or becomes bankrupt.
Credit Default Swaps
The Strategic Bond Fund may enter into credit default swaps. A credit default swap can refer to corporate issues, government issues, asset-backed securities or an index of assets, each known as the reference entity or underlying asset. The Fund may act as either the buyer or the seller of a credit default swap involving one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. Depending upon the terms of the contract, the credit default swap may be closed via physical settlement. However, due to the possible or potential instability in the market, there is a risk that the seller may be unable to deliver the underlying debt security to the other party to the agreement.
Additionally, the Fund may not receive the expected amount under the swap agreement if the other party to the agreement defaults or becomes bankrupt. In an unhedged credit default swap, the Fund would enter into a credit default swap without owning the underlying asset or debt issued by the reference entity. Credit default swaps allow the Fund to acquire or reduce credit exposure to a particular issuer, asset or basket of instruments.
As the seller of protection in a credit default swap, the Fund would be required to pay the par or other agreed-upon value (or otherwise perform according to the swap contract) of a reference debt obligation to the counterparty in the event of a default
(or other specified credit event) and the counterparty would be required to surrender the reference debt obligation. In return, the Fund would receive from the counterparty a periodic stream of payments over the term of the contract provided that no credit event has occurred. If no credit event occurs, the Fund would keep the stream of payments and would have no payment
Funds Strategies
U.S. Strategic Equity Fund Exposing cash to markets
U.S. Small Cap Equity Fund Exposing cash to markets
International Developed Markets Fund Return enhancement, hedging and exposing cash to markets
Strategic Bond Fund Return enhancement, hedging and exposing cash to markets
Global Real Estate Securities Fund Exposing cash to markets

Russell Investment Funds
Notes to Financial Statements, continued — December 31, 2023
168 Notes to Financial Statements
obligations. As a seller of protection, the Fund would effectively add leverage to its portfolio because, in addition to its total net assets, that Fund would be subject to investment exposure on the notional amount of the swap.
The Fund may also purchase protection via credit default swap contracts in order to offset the risk of default of debt securities held in its portfolio or to take a short position in a debt security, in which case the Fund would function as the counterparty referenced in the preceding paragraph.
If a credit event occurs and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific referenced obligation. The ability to deliver other obligations may result in a cheapest-to-deliver option (i.e., the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event). The Fund may use credit default swaps to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where the Fund owns or has exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood (as measured by the credit default swap’s spread) of a particular issuer’s default.
Deliverable obligations for credit default swaps on asset-backed securities in most instances are limited to the specific referenced obligation as performance for asset-backed securities can vary across deals. Prepayments, principal paydowns, and other writedown or loss events on the underlying mortgage loans will reduce the outstanding principal balance of the referenced obligation. These reductions may be temporary or permanent as defined under the terms of the swap agreement and the notional amount for the swap agreement generally will be adjusted by corresponding amounts. The Strategic Bond Fund may use credit default swaps on asset-backed securities to provide a measure of protection against defaults (or other defined credit events)
of the referenced obligation or to take an active long or short position with respect to the likelihood of a particular referenced obligation’s default (or another defined credit event).
Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset-backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and, for most indices, each name has an equal weight in the index. Traders may use credit default swaps on indices to speculate on changes in credit quality.
Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements on corporate issues as of period-end are disclosed in the Schedules of Investments and generally serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default (or other defined credit event) for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of entering into a credit default swap and may include upfront payments required to be made to enter into the agreement. For credit default swap agreements on asset-
backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads and increasing fair values, in absolute terms when compared to the notional amount of the swap, generally represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. The maximum potential amount of future payments (undiscounted) that the Fund as a seller of protection could be required to make under a credit default swap agreement equals the notional amount of the agreement. Notional amounts of all credit default swap agreements outstanding as of December 31, 2023, for which the Fund is the seller of protection, are disclosed in the Schedules of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by the Fund for the same referenced entity or entities.
Credit default swaps could result in losses if the Fund does not correctly evaluate the creditworthiness of the company or companies on which the credit default swap is based. Credit default swap agreements may involve greater risks than if the Fund had invested in the reference obligation directly since, in addition to risks relating to the reference obligation, credit default swaps are subject to illiquidity and counterparty risk. The Fund will generally incur a greater degree of risk when it sells a credit default swap than when it purchases a credit default swap. As a buyer of a credit default swap, the Fund may lose its investment

Russell Investment Funds
Notes to Financial Statements, continued — December 31, 2023
Notes to Financial Statements 169
and recover nothing should a credit event fail to occur and the swap is held to its termination date. As seller of a credit default swap, if a credit event were to occur, the value of any deliverable obligation received by the Fund, coupled with the upfront or periodic payments previously received, may be less than what it pays to the buyer, resulting in a loss of value to the Fund.
If the creditworthiness of the Fund’s swap counterparty declines, the risk that the counterparty may not perform could increase, potentially resulting in a loss to the Fund. To limit the counterparty risk involved in swap agreements, the Fund will only enter into swap agreements with counterparties that meet certain standards of creditworthiness. Although there can be no assurance that the Fund will be able to do so, the Fund may be able to reduce or eliminate its exposure under a swap agreement either by assignment or other disposition, or by entering into an offsetting swap agreement with the same party or another creditworthy party. The Fund may have limited ability to eliminate its exposure under a credit default swap if the credit quality of the reference entity or underlying asset has declined.
For the period ended December 31, 2023, the Strategic Bond Fund entered into credit default swaps primarily for return enhancement, hedging and exposing cash to markets.
Interest Rate Swaps
Certain Funds may enter into interest rate swaps. The use of interest rate swaps is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If RIM or a money manager using this technique is incorrect in its forecast of fair values, interest rates and other applicable factors, the investment performance of a Fund might diminish compared to what it would have been if this investment technique were not used.
Interest rate swaps do not involve the delivery of securities or other underlying assets or principal. Accordingly, the risk of loss with respect to interest rate swaps is limited to the net amount of interest payments that a Fund is contractually obligated to make. Interest rate swaps are traded on exchanges and are subject to central clearing. If the clearing house or futures commission merchant defaults, a Fund’s risk of loss consists of the net amount of interest payments that a Fund is contractually entitled to receive. The counterparty risk for cleared derivatives is generally lower than for uncleared derivatives. However, clearing may subject a Fund to increased costs or margin requirements.
For the period ended December 31, 2023, the Strategic Bond Fund entered into interest rate swaps primarily for return enhancement, hedging and exposing cash to markets.
Total Return Swaps
Certain Funds may enter into total return swap agreements to expose cash to markets or to effect investment transactions. Total return swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard total return swap transaction, the two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular investments or instruments. The returns to be exchanged between the parties are calculated with respect to a “notional amount” (i.e., a specified dollar amount that is hypothetically invested in a
“basket” of securities representing a particular index).
For the period ended December 31, 2023, the Funds did not enter into any total return swaps.
Currency Swaps
Certain Funds may enter into currency swap agreements to enhance returns or for hedging purposes. Currency swap agreements are agreements where two parties exchange specified amounts of different currencies which are followed by paying the other a series of interest payments that are based on the principal cash flow. At maturity, the principal amounts are exchanged.
For the period ended December 31, 2023, the Funds did not enter into any currency swaps.
Master Agreements
Certain Funds are parties to International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master
Agreements”) with counterparties that govern transactions in OTC derivative and foreign exchange contracts entered into by the
Funds and those counterparties. The ISDA Master Agreements contain provisions for, among other things, general obligations, representations, agreements, collateral and events of default or termination. Events of termination and default include conditions that may entitle either party to elect to terminate early and cause settlement of all outstanding transactions under the applicable
ISDA Master Agreement. Any election to terminate early could be material to the financial statements. Since different types

Russell Investment Funds
Notes to Financial Statements, continued — December 31, 2023
170 Notes to Financial Statements
of forward and OTC financial derivative transactions have different mechanics and are sometimes traded out of different legal entities of a particular counterparty organization, each type of transaction may be covered by a different ISDA Master Agreement, resulting in the need for multiple agreements with a single counterparty. As the ISDA Master Agreements are specific to unique operations of different asset types, they allow a Fund to net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single agreement with a counterparty.
Master Repurchase Agreements (“Master Repo Agreements”) govern transactions between a Fund and select counterparties.
The Master Repo Agreements contain provisions for, among other things, initiation, income payments, events of default, and maintenance of collateral for repurchase and reverse repurchase agreements.
Master Securities Forward Transaction Agreements (“Master Forward Agreements”) govern the considerations and factors surrounding the settlement of certain forward settling transactions, such as delayed delivery by and between a Fund and select counterparties. The Master Forward Agreements contain provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral.
Disclosure about Offsetting Assets and Liabilities
Balance sheet offsetting disclosure is based on various netting agreements between brokers and counterparties, such as ISDA
Master Agreements, Master Repo Agreements and Master Forward Agreements. Certain Funds utilize multiple counterparties.
The quantitative disclosure begins with disaggregation of counterparties by legal entity and the roll up of the data to reflect a single counterparty in the table within the Funds’ financial statements. Net exposure represents the net receivable (payable)
that would be due from/to the counterparty in the event of default. Exposure from OTC derivatives can only be netted across transactions governed under the same Master Agreement with the same legal entity.
Loan Agreements
The Strategic Bond Fund may invest in direct debt instruments, which are interests in amounts owed by corporate, governmental, or other borrowers to lenders or lending syndicates. The Fund’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution
(the “agent”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement.
When investing in a loan participation, the Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the agent selling the loan agreement and only upon receipt by the agent of payments from the borrower. The
Fund generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Fund may be subject to the credit risk of both the borrower and the agent that is selling the loan agreement. When the Fund purchases assignments from agents it acquires direct rights against the borrower on the loan.
Local Access Products
Certain Funds may invest in local access products, also known as certificates of participation, participation notes or participation interest notes. Local access products are issued by banks or broker-dealers and are designed to replicate the performance of foreign companies or foreign securities markets and can be used by the Fund as an alternative means to access the securities market of a frontier emerging market country. The performance results of local access products will not replicate exactly the performance of the foreign companies or foreign securities markets that they seek to replicate due to transaction and other expenses. Investments in local access products involve certain risks in addition to those associated with a direct investment in the underlying foreign companies or foreign securities markets whose return they seek to replicate. There can be no assurance that there will be a trading market or that the trading price of local access products will equal the underlying value of the foreign company or foreign securities market that it seeks to replicate. The Funds rely on the creditworthiness of the counterparty issuing the local access products and have no rights against the issuer of the underlying security. The Funds seek to minimize this risk by entering into agreements only with counterparties that RIM deems creditworthy. Due to liquidity and transfer restrictions, the secondary markets on which the local access products are traded may be less liquid than the markets for other securities, or may be completely illiquid.
Credit Linked Notes
Certain Funds may invest in credit linked notes. Credit linked notes are obligations between two or more parties where the payment of principal and/or interest is based on the performance of some obligation, basket of obligations, index or economic

Russell Investment Funds
Notes to Financial Statements, continued — December 31, 2023
Notes to Financial Statements 171
indicator (a “reference instrument”). In addition to the credit risk associated with the reference instrument and interest rate risk, the buyer and seller of a credit linked note or similar structured investment are subject to counterparty risk.
Short Sales
The U.S. Strategic Equity and U.S. Small Cap Equity Funds may enter into short sale transactions. In a short sale, the seller sells a security that it does not own, typically a security borrowed from a broker or dealer. Because the seller remains liable to return the underlying security that it borrowed from the broker or dealer, the seller must purchase the security prior to the date on which delivery to the broker or dealer is required. A Fund will incur a loss as a result of the short sale if the price of the security increases between the date of the short sale and the date on which the Fund must return the borrowed security. A Fund will realize a gain if the security declines in price between those dates. Short sales expose a Fund to the risk of liability for the fair value of the security that is sold (the amount of which increases as the fair value of the underlying security increases), in addition to the costs associated with establishing, maintaining and closing out the short position.
Although a Fund’s potential for gain as a result of a short sale is limited to the price at which it sold the security short less the cost of borrowing the security, its potential for loss is theoretically unlimited because there is no limit to the cost of replacing the borrowed security. When a Fund makes a short sale, the Fund may use all or a portion of the cash proceeds of short sales to purchase other securities or for any other permissible Fund purpose. The U.S. Strategic Equity Fund and U.S. Small Cap Equity
Fund may engage in short sale transactions that are effected through State Street Bank and Trust Company (“State Street”)
but reserve the right to engage in short sale transactions through one or more other counterparties. For short sale transactions effected through State Street, the Funds typically expect to collateralize short sale transactions through the Funds’ respective reciprocal lending activity with State Street (i.e., short sale transactions are collateralized by securities loaned to State Street for purposes of securities lending activities). The Funds may also deliver cash to State Street for purposes of collateralizing their short sales transactions or “memo pledge” securities as collateral, whereby assets are designated as collateral by State Street on State Street’s books but remain in a Fund’s custody account. Similar to the risks generally applicable to securities lending arrangements, participation in the reciprocal lending program subjects these Funds to the risk that State Street could fail to return a security lent to it by a Fund, or fail to return the Fund’s cash collateral, a risk which would increase with any decline in State
Street’s credit profile. However, the impact of State Street’s failure to return a security lent to it by a Fund, or failure to return a Fund’s cash collateral, would be mitigated by the Fund’s right under such circumstances to decline to return the securities the
Fund initially borrowed from State Street with respect to its short sale transactions. This risk may be heightened during periods of market stress and volatility, particularly if the type of collateral provided is different than the type of security borrowed (e.g., cash is provided as collateral for a loan of an equity security). To the extent necessary to meet collateral requirements associated with a short sale transaction involving a counterparty other than State Street, the Funds are required to pledge assets in a segregated account maintained by the Funds’ custodian for the benefit of the broker. The Funds may also use securities they own to meet any such collateral obligations. These requirements may result in the Funds being unable to purchase or sell securities or instruments when it would otherwise be favorable to do so, or in the Funds needing to sell holdings at a disadvantageous time to satisfy their obligations.
If the Fund’s prime broker fails to make or take delivery of a security as part of a short sale transaction, or fails to make a cash settlement payment, the settlement of the transaction may be delayed and the Fund may lose money.
As of December 31, 2023, the market value of securities on loan through the reciprocal lending program for the U.S. Strategic
Equity and U.S. Small Cap Equity Funds was $18,764,312 and $8,783,165, respectively.
As of December 31, 2023, the U.S. Strategic Equity and U.S. Small Cap Equity Funds held $37,814,497 and $13,455,749, respectively, as collateral for short sales.
Securities Lending
The Investment Company has a securities lending program whereby each Fund can loan securities with a value up to 33 1/3%
of each Fund’s total assets. The maturity associated with these securities is considered continuous. The Fund receives cash (U.S.
currency), U.S. government or U.S. government agency obligations as collateral against the loaned securities. The collateral cannot be resold, repledged or rehypothecated. As of December 31, 2023, to the extent that a loan was collateralized by cash, such collateral was invested by the securities lending agent, Goldman Sachs Agency Lending (“GSAL”), in the U.S. Cash
Collateral Fund, an unregistered fund advised by RIM. The collateral received is recorded on a lending Fund’s Statement of
Assets and Liabilities along with the related obligation to return the collateral.

Russell Investment Funds
Notes to Financial Statements, continued — December 31, 2023
172 Notes to Financial Statements
Income generated from the investment of cash collateral, less negotiated rebate fees paid to participating brokers, is divided between the Fund and the securities lending agent and is reported as securities lending income on the Fund’s Statement of
Operations. To the extent that a loan is secured by non-cash collateral, brokers pay the Fund negotiated lenders’ fees, which are divided between the Fund and the securities lending agent and are recorded as securities lending income for the Fund.
All collateral received will be in an amount at least equal to 102% (for loans of U.S. securities) or 105% (for loans of non-
U.S. securities) of the fair value of the loaned securities at the inception of each loan. The fair value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund the next day.
Should the borrower of the securities fail financially, there is a risk of delay in recovery of the securities or loss of rights in the collateral.
Emerging Markets Securities
Certain Funds may invest in emerging markets securities. Investing in emerging markets securities can pose some risks different from, and greater than, risks of investing in U.S. or developed markets securities. These risks include: a risk of loss due to exposure to economic structures that are generally less diverse and mature, and to political systems which may have less stability, than those of more developed countries; smaller market capitalization of securities markets, which may suffer periods of relative illiquidity (including as a result of a significant reduction in the number of market participants or transactions); significant price volatility; restrictions on foreign investment; possible difficulties in the repatriation of investment income and capital including as a result of the closure of securities markets in an emerging market country; and generally, less stringent investor protection standards as compared with investments in U.S. or other developed market equity securities. In addition, foreign investors may be required to register the proceeds of sales and future economic or political crises could lead to price controls, forced mergers, expropriation or confiscatory taxation, seizure, nationalization, or creation of government monopolies. The currencies of emerging market countries may experience significant declines against the U.S. dollar, and devaluation may occur subsequent to investments in these currencies by the Funds. Emerging market securities may be subject to currency transfer restrictions and may experience delays and disruptions in settlement procedures for such securities. Inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain emerging market countries. Emerging market countries may be more likely to experience the imposition of economic sanctions by foreign governments. In addition, emerging market countries may be subject to less stringent requirements regarding accounting, auditing, financial reporting and record keeping and therefore, all material information may not be available or reliable. U.S.
regulatory authorities’ ability to enforce legal and/or regulatory obligations against individuals or entities, and shareholders’
ability to bring derivative litigation or otherwise enforce their legal rights, in emerging market countries may be limited.
Emerging Markets Debt
The Strategic Bond Fund may invest in emerging markets debt. The Fund’s emerging markets debt securities may include obligations of governments and corporations. As with any fixed income securities, emerging markets debt securities are subject to the risk of being downgraded in credit rating due to the risk of default. In the event of a default on any investments in foreign debt obligations, it may be more difficult for the Fund to obtain or to enforce a judgment against the issuers of such securities.
With respect to debt issued by emerging market governments, such issuers may be unwilling to pay interest and repay principal when due, potentially due either to an inability to pay or submission to political pressure not to pay, and as a result may default, declare temporary suspensions of interest payments or require that the conditions for payment be renegotiated.
Repurchase Agreements
The Strategic Bond Fund may enter into repurchase agreements. A repurchase agreement is an agreement under which a Fund acquires a fixed income security from a commercial bank, broker or dealer and simultaneously agrees to resell such security to the seller at an agreed upon price and date (normally within a few days or weeks). The resale price reflects an agreed upon interest rate effective for the period the security is held by a Fund and is unrelated to the interest rate on the security. The securities acquired by a Fund constitute collateral for the repurchase obligation. In these transactions, the securities acquired by a Fund (including accrued interest earned thereon) must have a total value in excess of the value of the repurchase agreement and must be held by the custodian bank until repurchased. A Fund will not invest more than 15% of its net assets (taken at current fair value) in repurchase agreements maturing in more than seven days.

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Notes to Financial Statements, continued — December 31, 2023
Notes to Financial Statements 173
Mortgage-Related and Other Asset-Backed Securities
The Strategic Bond Fund may invest in mortgage or other asset-backed securities (“ABS”). These securities may include mortgage instruments issued by U.S. government agencies (“agency mortgages”) or those issued by private entities (“non-
agency mortgages”). Specific types of instruments may include reverse mortgages, mortgage pass-through securities, collateralized mortgage obligations (“CMO”), commercial mortgage-backed securities, mortgage dollar rolls, CMO residuals, stripped mortgage-backed securities and other securities that directly or indirectly represent a participation in, or are secured by a payable from, mortgage loans on real property. The value of a Fund’s mortgage-backed securities (“MBS”) may be affected by, among other things, changes or perceived changes in interest rates, factors concerning the interests in and structure of the issuer or the originator of the mortgage, or the quality of the underlying assets. The mortgages underlying the securities may default or decline in quality or value. Through its investments in MBS, a Fund has exposure to subprime loans, Alt-A loans and non-conforming loans as well as to the mortgage and credit markets generally. Underlying collateral related to subprime, Alt-A and non-conforming mortgage loans has become increasingly susceptible to defaults and declines in quality or value, especially in a declining residential real estate market. In addition, regulatory or tax changes may adversely affect the mortgage securities markets as a whole.
Mortgage-Backed Securities
MBS often have stated maturities of up to thirty years when they are issued, depending upon the length of the mortgages underlying the securities. In practice, however, unscheduled or early payments of principal and interest on the underlying mortgages may make the securities’ effective maturity shorter than this, and the prevailing interest rates may be higher or lower than the current yield of a Fund’s portfolio at the time resulting in reinvestment risk.
Rising or high interest rates may result in slower than expected principal payments which may tend to extend the duration of
MBS, making them more volatile and more sensitive to changes in interest rates. This is known as extension risk.
MBS may have less potential for capital appreciation than comparable fixed income securities due to the likelihood of increased prepayments of mortgages resulting from foreclosures or declining interest rates. These foreclosed or refinanced mortgages are paid off at face value (par) or less, causing a loss, particularly for any investor who may have purchased the security at a premium or a price above par. In such an environment, this risk limits the potential price appreciation of these securities.
Agency Mortgage-Backed Securities
Certain MBS may be issued or guaranteed by the U.S. government or a government sponsored entity, such as Fannie Mae
(the Federal National Mortgage Association) or Freddie Mac (the Federal Home Loan Mortgage Corporation). Although these instruments may be guaranteed by the U.S. government or a government sponsored entity, many such MBS are not backed by the full faith and credit of the United States and are still exposed to the risk of non-payment.
Privately Issued Mortgage-Backed Securities
MBS held by a Fund may be issued by private issuers including commercial banks, savings associations, mortgage companies, investment banking firms, finance companies and special purpose finance entities (called special purpose vehicles or SPVs) and other entities that acquire and package mortgage loans for resale as MBS. These privately issued non-agency MBS may offer higher yields than those issued by government agencies, but also may be subject to greater price changes than governmental issues. Subprime loans refer to loans made to borrowers with weakened credit histories or with a lower capacity to make timely payments on their loans. Alt-A loans refer to loans extended to borrowers who have incomplete documentation of income, assets, or other variables that are important to the credit underwriting processes. Non-conforming mortgages are loans that do not meet the standards that allow purchase by government-sponsored enterprises. MBS with exposure to subprime loans, Alt-A loans or nonconforming loans have had in many cases higher default rates than those loans that meet government underwriting requirements. The risk of non-payment is greater for MBS that are backed by mortgage pools that contain subprime, Alt-A and non-conforming loans, but a level of risk exists for all loans.
Unlike agency MBS issued or guaranteed by the U.S. government or a government-sponsored entity (e.g., Fannie Mae and
Freddie Mac), MBS issued by private issuers do not have a government or government-sponsored entity guarantee, but may have credit enhancements provided by external entities such as banks or financial institutions or achieved through the structuring of the transaction itself. Examples of such credit support arising out of the structure of the transaction include the issue of senior and subordinated securities (e.g., the issuance of securities by an SPV in multiple classes or tranches, with one or more classes being senior to other subordinated classes as to the payment of principal and interest, with the result that defaults on the

Russell Investment Funds
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174 Notes to Financial Statements
underlying mortgage loans are borne first by the holders of the subordinated class); creation of reserve funds (in which case cash or investments, sometimes funded from a portion of the payments on the underlying mortgage loans, are held in reserve against future losses); and overcollateralization (in which case the scheduled payments on, or the principal amount of, the underlying mortgage loans exceeds that required to make payment on the securities and pay any servicing or other fees). However, there can be no guarantee that credit enhancements, if any, will be sufficient to prevent losses in the event of defaults on the underlying mortgage loans. In addition, MBS that are issued by private issuers are not subject to the underwriting requirements for the underlying mortgages that are applicable to those MBS that have a government or government-sponsored entity guarantee. As a result, the mortgage loans underlying private MBS may, and frequently do, have less favorable collateral, credit risk or other underwriting characteristics than government or government-sponsored MBS and have wider variances in a number of terms including interest rate, term, size, purpose and borrower characteristics. Privately issued pools more frequently include second mortgages, high loan-to-value mortgages and manufactured housing loans. The coupon rates and maturities of the underlying mortgage loans in a private-label MBS pool may vary to a greater extent than those included in a government guaranteed pool, and the pool may include subprime mortgage loans.
Privately issued MBS are not traded on an exchange and there may be a limited market for the securities, especially when there is a perceived weakness in the mortgage and real estate market sectors. Without an active trading market, MBS held in a Fund’s portfolio may be particularly difficult to value because of the complexities involved in assessing the value of the underlying mortgage loans.
Asset-Backed Securities
ABS may include MBS, loans, receivables or other assets. The value of the Funds’ ABS may be affected by, among other things, actual or perceived changes in interest rates, factors concerning the interests in and structure of the issuer or the originator of the receivables, the market’s assessment of the quality of underlying assets or actual or perceived changes in the credit worthiness of the individual borrowers, the originator, the servicing agent or the financial institution providing the credit support.
Payment of principal and interest may be largely dependent upon the cash flows generated by the assets backing the securities.
Rising or high interest rates tend to extend the duration of ABS, making them more volatile and more sensitive to changes in interest rates. The underlying assets are sometimes subject to prepayments which can shorten the security’s weighted average life and may lower its return. Defaults on loans underlying ABS have become an increasing risk for ABS that are secured by home equity loans related to sub-prime, Alt-A or non-conforming mortgage loans, especially in a declining residential real estate market.
ABS (other than MBS) present certain risks that are not presented by MBS. Primarily, these securities may not have the benefit of any security interest in the related assets. Credit card receivables are generally unsecured and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which give such debtors the right to set off certain amounts owed on the credit cards, thereby reducing the balance due. There is the possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on these securities. ABS are often backed by a pool of assets representing the obligations of a number of different parties. To lessen the effect of failures by obligors on underlying assets to make payments, the securities may contain elements of credit support which fall into two categories: (i) liquidity protection, and
(ii) protection against losses resulting from ultimate default by an obligor on the underlying assets. Liquidity protection refers to the provision of advances, generally by the entity administering the pool of assets, to ensure that the receipt of payments on the underlying pool occurs in a timely fashion. Protection against losses results from payment of the insurance obligations on at least a portion of the assets in the pool. This protection may be provided through guarantees, policies or letters of credit obtained by the issuer or sponsor from third parties, through various means of structuring the transaction or through a combination of such approaches. The Fund will not pay any additional or separate fees for credit support. The degree of credit support provided for each issue is generally based on historical information respecting the level of credit risk associated with the underlying assets.
Delinquency or loss in excess of that anticipated or failure of the credit support could adversely affect the return on an investment in such a security. The availability of ABS may be affected by legislative or regulatory developments. It is possible that such developments may require the Funds to dispose of any then-existing holdings of such securities.
Forward Commitments
The Strategic Bond Fund may contract to purchase securities for a fixed price at a future date beyond customary settlement time.
The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The Fund may dispose of a forward commitment transaction prior to settlement if it is appropriate to do

Russell Investment Funds
Notes to Financial Statements, continued — December 31, 2023
Notes to Financial Statements 175
so and may realize short-term gains (or losses) upon such sale. A forward commitment transaction involves a risk of loss if the value of the security to be purchased declines prior to the settlement date or the other party to the transaction fails to complete the transaction.
The Strategic Bond Fund may invest in to-be-announced (“TBA”) mortgage-backed securities. A TBA security is a forward mortgage-backed securities trade in which a seller agrees to issue a TBA mortgage-backed security at a future date. The securities are purchased and sold on a forward commitment basis with an approximate principal amount and maturity date. The Fund may enter into TBA commitments to purchase securities and/or enter into TBA sale commitments to hedge its portfolio positions, to sell securities it owns under delayed delivery arrangements, or take a short position in mortgage-backed securities. Due to timing differences, TBAs may be reflected as Securities Sold Short in the Schedule of Investments. The actual principal amount and maturity date will be determined upon settlement when the specific mortgage pools are assigned. These securities are within the parameters of industry “good delivery” standards.
As of December 31, 2023, the Strategic Bond Fund had no cash collateral balances in connection with TBAs.
Inflation-Indexed Bonds
The Strategic Bond Fund may invest in inflation-indexed securities, which are typically bonds or notes designed to provide a return higher than the rate of inflation (based on a designated index) if held to maturity. A common type of inflation-indexed security is a U.S. Treasury Inflation-Protected Security (“TIPS”). The principal of a TIPS increases with inflation and decreases with deflation, as measured by the Consumer Price Index. When a TIPS matures, the adjusted principal or original principal is paid, whichever is greater. TIPS pay interest twice a year, at a fixed rate. The rate is applied to the adjusted principal; so, like the principal, interest payments rise with inflation and fall with deflation.
Guarantees
In the normal course of business, the Funds may enter into contracts that contain a variety of representations which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds expect the risk of loss to be remote.
London Interbank Offered Rate (“LIBOR”)
The Funds may invest in certain instruments including, but not limited to, repurchase agreements, collateralized loan obligations and mortgage-backed securities, that historically relied in some fashion upon LIBOR. LIBOR is an average interest rate, determined by the ICE Benchmark Administration, that banks charge one another for the use of short-term money. The United
Kingdom’s Financial Conduct Authority (“FCA”), which regulates LIBOR, announced plans to phase out the use of LIBOR by the end of 2021. After June 30, 2023, all tenors of LIBOR have either ceased to be published or, in the case of 1-month, 3- month and 6-month U.S. dollar LIBOR settings, are no longer being published on a representative basis. Replacement rates that have been identified include SOFR, which is intended to replace U.S. dollar LIBOR and measures the cost of overnight borrowings through repurchase agreement transactions collateralized with U.S. Treasury securities, the Sterling Overnight Index Average
Rate (“SONIA”), which is intended to replace British Pound Sterling LIBOR and measures the overnight interest rate paid by banks for unsecured transactions in the sterling market, and other rates derived from markets connected to SOFR, such as Term
SOFR. On April 3, 2023, the FCA announced its decision to require LIBOR’s administrator to publish an unrepresentative
“synthetic LIBOR” using a changed methodology until at least the end of September 2024. The impact of synthetic LIBOR is uncertain and some LIBOR contracts may use synthetic LIBOR instead of other alternative reference rates. Accordingly, synthetic LIBOR may be a significant factor in the cost of financing certain Fund investments or the value or return on certain other Fund investments.
Although the transition process away from LIBOR has become increasingly well-defined, there remains uncertainty regarding the nature of any replacement rate, and any potential effects of the transition away from LIBOR on a Fund or on certain instruments in which a Fund invests can be difficult to ascertain. The transition process may involve, among other things, increased volatility or illiquidity in markets for instruments that were tied to LIBOR or continue to be tied to synthetic LIBOR and may result in a reduction in value of certain instruments held by a Fund. The unavailability of LIBOR may affect the value, liquidity or return on certain Fund investments and may result in additional costs in connection with closing out positions and entering into new trades. Pricing adjustments to a Fund’s investments resulting from a substitute reference rate may adversely affect the Fund’s performance and/or NAV. At this time, it is not possible to predict the effect of the establishment of SOFR,
SONIA or any other replacement rates or any other reforms to LIBOR. The impact of any substitute reference rate will vary

Russell Investment Funds
Notes to Financial Statements, continued — December 31, 2023
176 Notes to Financial Statements
on an investment-by-investment basis. These developments could negatively impact financial markets in general and present heightened risks to the Funds, including with respect to their performance, liquidity and volatility.
Market, Credit and Counterparty Risk
In the normal course of business, the Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the other party to a transaction to perform (credit risk). Similar to credit risk, the Funds may also be exposed to counterparty risk or risk that an institution or other entity with which the Funds have unsettled or open transactions will default. The potential loss could exceed the value of the relevant assets recorded in the Funds’ financial statements (the “Assets”). The Assets consist principally of cash due from counterparties and investments. The extent of the Funds’ exposure to market, credit and counterparty risks with respect to the Assets approximates their carrying value as recorded in the Funds’ Statements of Assets and Liabilities.
Global economies and financial markets are becoming increasingly interconnected and political and economic conditions
(including instability and volatility due to international trade disputes) and events (including natural disasters, pandemics, epidemics, social unrest and government shutdowns) in one country, region or financial market may adversely impact issuers in a different country, region or financial market. As a result, issuers of securities held by a Fund may experience significant declines in the value of their assets and even cease operations. Such conditions and/or events may not have the same impact on all types of securities and may expose a Fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held. This could cause a Fund to underperform other types of investments.
From time to time, outbreaks of infectious illness, public health emergencies and other similar issues (“public health events”)
may occur in one or more countries around the globe. Such public health events have had significant impacts on both the country in which the event is first identified as well as other countries in the global economy. Public health events have reduced consumer demand and economic output in one or more countries subject to the public health event, resulted in restrictions on trading and market closures (including for extended periods of time), increased substantially the volatility of financial markets, and, more generally, have had a significant negative impact on the economy of the country or countries subject to the public health event.
Public health events have also adversely affected the global economy, global supply chains and the securities in which the Funds invest across a number of industries, sectors and asset classes. The extent of the impact depends on, among other factors, the scale and duration of any such public health event. Public health events have resulted in the governments of affected countries taking potentially significant measures to seek to mitigate the transmission of the infectious illness or other public health issue including, among other measures, imposing travel restrictions and/or quarantines and limiting the operations of non-essential businesses. Any of these events could adversely affect a Fund’s investments and performance, including by exacerbating other pre-existing political, social and economic risks. Governmental authorities and other entities may respond to such events with fiscal and/or monetary policy changes. It is not guaranteed that these policy changes will have their intended effect and it is possible that the implementation of or subsequent reversal of such policy changes could increase volatility in financial markets, which could adversely affect a Fund’s investments and performance.
Russia’s large-scale invasion of Ukraine in early 2022 and the geo-political events that followed have impacted the Funds’
operations. The Funds are restricted from trading and repatriating any currency or securities denominated in Russian Rubles, therefore the fair value of Russian securities held by the Funds were valued at zero shortly after the invasion. Certain of these securities may have produced income prior to the onset of the conflict, but are considered non-income producing until income balances are able to be repatriated in the future.
3. Investment Transactions
Securities
During the period ended December 31, 2023, the Funds’ purchases and sales of investment securities (excluding U.S. government and agency obligations, short-term investments, options and repurchase agreements) were as follows:
Funds Purchases Sales
U.S. Strategic Equity Fund $ 297,306,008 $ 311,277,548
U.S. Small Cap Equity Fund 169,650,807 183,177,844
International Developed Markets Fund 98,949,747 116,747,487
Strategic Bond Fund 421,359,799 428,825,503
Global Real Estate Securities Fund 561,300,999 532,525,819

Russell Investment Funds
Notes to Financial Statements, continued — December 31, 2023
Notes to Financial Statements 177
During the period ended December 31, 2023, the Funds’ purchases and sales of U.S. government and agency obligations
(excluding short-term investments, options and repurchase agreements) were as follows:
4. Related Party Transactions, Fees and Expenses
Adviser, Administrator, Transfer and Dividend Disbursing Agent
RIM provides or oversees the provision of all investment advisory and portfolio management services for the Funds. From its advisory fees received from the Funds, RIM, as agent for RIF, pays all fees to the money managers for their investment advisory services. Each money manager has agreed that it will look only to RIM for the payment of the money manager’s fee, after RIF has paid RIM. Fees paid to the money managers are not affected by any voluntary or statutory expense limitations. RIFUS is the
Funds’ administrator and transfer agent. RIFUS, in its capacity as the Funds’ administrator, provides or oversees the provision of all administrative services for the Funds. RIFUS, in its capacity as the Funds’ transfer agent and dividend disbursing agent, is responsible for providing transfer agency and dividend disbursing services to the Funds. RIFUS is a wholly-owned subsidiary of RIM. RIM is an indirect, wholly-owned subsidiary of Russell Investments Group, Ltd.
The Funds are permitted to invest their cash (i.e., cash awaiting investment or cash held to meet redemption requests or to pay expenses) in the U.S. Cash Management Fund, an unregistered fund advised by RIM. RIM has waived its 0.05% advisory fee for the unregistered fund. RIFUS charges a 0.05% administrative fee to the unregistered fund. Each Fund’s investment in the U.S. Cash Management Fund is disclosed within the Fund’s Schedule of Investments. In addition, all or a portion of the collateral received from the Investment Company’s securities lending program is invested in the U.S. Cash Collateral Fund, an unregistered fund advised by RIM. RIM charges a management fee of 0.12% to this unregistered fund. Out of the management fee, RIM pays certain expenses of the unregistered fund, including an administrative fee of 0.025% to RIFUS. RIM retains the balance of the management fee. Each Fund’s investment in the U.S. Cash Collateral Fund is disclosed within the Fund’s
Schedule of Investments.
An affiliated company is a company in which a Fund has ownership of at least 5% of the voting securities or which the Fund controls, is controlled by or is under common control with. See each Fund’s Related Party Transactions, Fees and Expenses for
disclosure of transactions with affiliated companies.
Each of the Funds pays the following annual advisory fee directly to RIM, billed monthly on a pro rata basis and calculated as a specified percentage of the average daily net assets of each of the Funds. The annual administrative fee of up to 0.05% specified in the table below is based on the combined average daily net assets of the Funds and is payable monthly to RIFUS.
* Administrative fees are assessed on total Fund assets based on a tiered fee schedule.
The following table shows the total amount of each of these fees paid by the Funds for the period ended December 31, 2023:
RIM has agreed to certain waivers of its advisory fees as follows:
Funds Purchases Sales
Strategic Bond Fund $ 244,366,349 $ 247,749,903
Annual Rate
Funds Advisory (%) Administration (%)*
U.S. Strategic Equity Fund 0.73 Up to 0.05
U.S. Small Cap Equity Fund 0.90 Up to 0.05
International Developed Markets Fund 0.90 Up to 0.05
Strategic Bond Fund 0.55 Up to 0.05
Global Real Estate Securities Fund 0.80 Up to 0.05
Funds Advisory Administrative
U.S. Strategic Equity Fund
$ 3,725,653 $ 255,182
U.S. Small Cap Equity Fund
1,858,867 103,270
International Developed Markets Fund
2,995,442 166,413
Strategic Bond Fund
4,710,660 428,242
Global Real Estate Securities Fund
7,010,724 438,170

Russell Investment Funds
Notes to Financial Statements, continued — December 31, 2023
178 Notes to Financial Statements
For the U.S. Strategic Equity Fund, RIM has contractually agreed to waive, until February 29, 2024, 0.02% of its 0.73% advisory fee. This waiver may not be terminated during the relevant period except with Board approval. The total amount of the waiver for the period ended December 31, 2023 was $61,516.
For the U.S. Small Cap Equity Fund, RIM has contractually agreed to waive, until April 30, 2024, 0.04% of its 0.90% advisory fee. This waiver may not be terminated during the relevant period except with Board approval. The total amount of the waiver for the period ended December 31, 2023 was $82,616.
For the International Developed Markets Fund, RIM has contractually agreed to waive, until April 30, 2024, 0.02% of its 0.90%
advisory fee. This waiver may not be terminated during the relevant period except with Board approval. The total amount of the waiver for the period ended December 31, 2023 was $66,565.
RIM does not have the ability to recover amounts waived or reimbursed from previous periods.
Transfer and Dividend Disbursing Agent
RIFUS serves as transfer agent and provides dividend disbursing services to the Funds. For this service, RIFUS is paid a fee based upon the average daily net assets of the Funds for transfer agency and dividend disbursing services. RIFUS retains a portion of this fee for services provided to the Funds and pays the balance to unaffiliated agents who assist in providing these services. Transfer agency fees paid by the Funds presented herein for the period ended December 31, 2023 were as follows:
Distributor
Russell Investments Financial Services, LLC (the “Distributor”), a wholly owned subsidiary of RIM, serves as the distributor for RIF, pursuant to a distribution agreement with RIF. The Distributor receives no compensation from the Investment Company for its services.
Affiliated Brokerage Transactions
A money manager may effect portfolio transactions for the segment of a Fund’s portfolio assigned to the money manager with a broker-dealer affiliated with a Fund, the money manager or RIM, including Russell Investments Implementation Services,
LLC (“RIIS”), a registered broker-dealer and investment adviser and an affiliate of RIM, as well as with brokers affiliated with other money managers. All or substantially all of the equity and derivative portfolio transactions that RIM effects for the
Funds are executed through RIIS. Use of an affiliated broker-dealer may present a potential conflict of interest as such broker-
dealer generally receives compensation for effecting portfolio transactions which may provide a financial incentive for RIM or a money manager to select an affiliated broker-dealer. RIIS uses a multi-venue trade approach whereby RIIS trades with RIIS’
network of independent venues, including brokers for execution, clearing and other services. Trades placed through RIIS and its independent venues are made (i) to manage trading associated with changes in money managers, rebalancing across existing money managers, cash flows and other portfolio transitions, (ii) to execute portfolio securities transactions for the portion of certain Fund’s assets that RIM determines not to allocate to money manager strategies, (iii) to execute portfolio securities transactions for the portion of a Fund’s assets that RIM manages based upon model portfolios provided by the Fund’s non-
discretionary managers or (iv) to execute money manager’s portfolio securities transactions for the segment of a Fund’s portfolio assigned to the money manager. RIM has authorized RIIS to effect certain listed futures, swaps, OTC derivative transactions, and cleared swaps, including foreign currency spots, forwards and options trading on behalf of the Funds.
The Funds are permitted to purchase or sell securities from or to certain affiliated funds under specified conditions outlined in procedures adopted by the Board. The procedures have been designed to ensure that any purchase or sale of securities by the Funds from or to another fund or portfolio that are, or could be, considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a -7 of the Investment Company Act. Further, as defined under the procedures, each transaction is effected at the current market value.
During the period ended December 31, 2023, the Funds did not engage in purchases and sales of securities pursuant to Rule 17a
-7 of the Investment Company Act.
Funds Amount
U.S. Strategic Equity Fund
$ 22,456
U.S. Small Cap Equity Fund
9,088
International Developed Markets Fund
14,644
Strategic Bond Fund
37,685
Global Real Estate Securities Fund
38,559

Russell Investment Funds
Notes to Financial Statements, continued — December 31, 2023
Notes to Financial Statements 179
Board of Trustees
The Russell Investments fund complex consists of Russell Investment Company (“RIC”), which has 30 funds and RIF, which has nine funds. Each of the Trustees on the Board is a Trustee of RIC and RIF. The Russell Investments fund complex compensates each Trustee who is not an employee of RIM or its affiliates. Trustee compensation and expenses are allocated to each Fund based on its net assets relative to other funds in the Russell Investments fund complex.
For the period ended December 31, 2023, the regular compensation paid to the Trustees by the Russell Investments fund complex was $1,991,333.
5. Federal Income Taxes
As of December 31, 2023, the following Funds had net tax basis capital loss carryforwards which may be applied against any net realized taxable gains, if any. Available capital loss carryforwards are as follows:
6. Record Ownership
As of December 31, 2023, the following table includes shareholders of record with greater than 10% of the total outstanding shares of each respective Fund:
7. Commitments and Contingencies
The Strategic Bond Fund may enter into certain credit agreements, all or a portion of which may be unfunded. The Fund is obligated to fund these loan commitments at the borrowers’ discretion. Unfunded loan commitments and funded portions of credit agreements are marked to market daily and any unrealized appreciation or depreciation is included in the Statements of
Assets and Liabilities and the Statements of Operations. Funded portions of credit agreements are presented in the Schedules of
Investments. For the period ended December 31, 2023, the Fund had no unfunded loan commitments.
8. Line of Credit
The Funds participate in a $200 million unsecured line of credit agreement with State Street Bank and Trust Company (the
“Credit Agreement”), which is currently in effect through March 13, 2024, but may be renewed on an annual basis thereafter.
Borrowings made by the Funds will be utilized solely for temporary or emergency purposes as contemplated by the Investment
Company Act including, without limitation, funding shareholder redemptions. Interest on borrowing is charged to a Fund at a variable rate as determined in accordance with the Credit Agreement. In addition, a commitment fee computed at an annual rate of 0.20% on the daily unused portion of the line of credit is allocated among the participating Funds pro-rata based on average daily net assets for the applicable period. The Funds are subject to certain covenants contained in the Credit Agreement. Failure to comply with these covenants could cause the acceleration of the repayment of the amount outstanding under the Credit
Agreement.
Expenses associated with the line of credit, such as legal fees and the commitment fee, are shown on the Statement of Operations as miscellaneous fees. The Funds did not make any borrowings under the line of credit during the period ended December 31,
2023.
9. Subsequent Events
Management has evaluated the events and/or transactions that have occurred through the date the financial statements were issued and determined no events have occurred that require disclosure.
No Expiration
Funds Short-Term Long-Term Total
Strategic Bond Fund $ 58,645,927 $ 73,982,386 $ 132,628,313
Global Real Estate Securities Fund 53,722,667 31,024,139 84,746,806
Fu nds # of Shareholders %
U.S. Strategic Equity Fund
2 76.1
U.S. Small Cap Equity Fund
2 83.9
International Developed Markets Fund
2 80.5
Strategic Bond Fund
1 68.3
Global Real Estate Securities Fund
2 86.3

Report of Independent Registered Public Accounting Firm
180 Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Russell Investment Funds and Shareholders of U.S. Strategic Equity Fund, U.S. Small Cap Equity
Fund, International Developed Markets Fund, Strategic Bond Fund and Global Real Estate Securities Fund
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of U.S. Strategic
Equity Fund, U.S. Small Cap Equity Fund, International Developed Markets Fund, Strategic Bond Fund and Global Real Estate
Securities Fund (five of the funds constituting Russell Investment Funds, hereafter collectively referred to as the “Funds”) as of
December 31, 2023, the related statements of operations for the year ended December 31, 2023, the statements of changes in net assets for each of the two years in the period ended December 31, 2023, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2023 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of December 31, 2023, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended December 31, 2023 and each of the financial highlights for each of the five years in the period ended December 31,
2023 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the
Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting
Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the
U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31,
2023 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
February 13, 2024
We have served as the auditor of one or more investment companies in the Russell Investments family of funds since 1981.
PricewaterhouseCoopers LLP, 1420 Fifth Avenue, Suite 2800, Seattle, WA 98101
T: (206) 398 3000, www.pwc.com/us

Russell Investment Funds
Tax Information — December 31, 2023 (Unaudited)
Tax Information 181
For the tax year ended December 31, 2023, the Funds designate 100% or the maximum amount allowable, of their net taxable income as qualified dividends taxed at individual net capital gain rates.
The Form 1099 you receive in January 2024 will show the tax status of all distributions paid to your account in calendar year
2023.
The Funds designate dividends distributed during the fiscal year as qualifying for the dividends received deduction for corporate shareholders as follows:
Pursuant to Section 852 of the Internal Revenue Code, the Funds designate the following amounts as long-term capital gain dividends for their taxable year ended December 31, 2023:
The Funds listed below paid foreign taxes and recognized foreign source income during the taxable year ended December 31,
2023. Pursuant to Section 853 of the Internal Revenue Code, the Funds designate the following per share amounts of foreign taxes paid and income earned from foreign sources:
Please consult a tax adviser for any questions about federal or state income tax laws.
U.S. Strategic Equity
84.1%
U.S. Small Cap Equity
100.0%
International Developed Markets
0.0%
Global Real Estate Securities
0.0%
Strategic Bond
0.0%
U.S. Strategic Equity
$ 8,158,964
U.S. Small Cap Equity
1,484,615
International Developed Markets
—
Global Real Estate Securities
—
Strategic Bond
—
Funds
Foreign
Taxes Paid
Foreign
Taxes
Paid
Per Share
Foreign Source
Income
Foreign
Source
Income Per
Share
International Developed Markets $ 941,125 $ 0.0326 $ 10,174,448 $ 0.3520

Russell Investment Funds
Affiliated Brokerage Transactions — December 31, 2023 (Unaudited)
182 Affiliated Brokerage Transactions
As discussed in Note 4 in the Notes to Financial Statements contained in this annual report, a money manager may effect portfolio transactions for the segment of a Fund’s portfolio assigned to the money manager with a broker-dealer affiliated with a Fund, the money manager or RIM, including Russell Investments Implementation Services, LLC (“RIIS”), a registered broker-dealer and investment adviser and an affiliate of RIM, as well as with brokers affiliated with other money managers. All or substantially all of the equity and derivative portfolio transactions that RIM effects for the Funds are executed through RIIS. Use of an affiliated broker-
dealer may present a potential conflict of interest as such broker-dealer generally receives compensation for effecting portfolio transactions which may provide a financial incentive for RIM or a money manager to select an affiliated broker-dealer. RIIS uses a multi-venue trade approach whereby RIIS trades with RIIS’ network of independent venues, including brokers for execution, clearing, and other services. Trades placed through RIIS and its independent venues are made (i) to manage trading associated with changes in money managers, rebalancing across existing money managers, cash flows and other portfolio transitions, (ii) to execute portfolio securities transactions for the portion of certain Fund’s assets that RIM determines not to allocate to money managers strategies, (iii) to execute portfolio securities transactions for the portion of a Fund’s assets that RIM manages based upon model portfolios provided by the Fund’s non-discretionary managers or (iv) to execute money manager’s portfolio securities transactions for the segment of a Fund’s portfolio assigned to the money manager. RIIS may also execute foreign currency transactions (“FX transactions”) on an agency basis on behalf of the Funds. RIIS may charge the Funds an agency fee for effecting FX transactions.
The table below sets forth: (1) the aggregate dollar amount of brokerage commissions paid by the Funds for the period ended
December 31, 2023 to any broker that is an affiliated person of a Fund or RIM; (2) for RIIS, an affiliated person of RIM, the net amount of the RIIS commission after payment by RIIS of any commissions or fees to third party brokers, generally for clearing and settlement services; and (3) agency fees paid to RIIS for effecting foreign currency transactions ("FX Fees").
Funds Affiliated Broker
Total
Commissions RIIS Net RIIS FX Fees
U.S. Strategic Equity Fund RIIS $ 11,259 $ 9,954 $
—
U.S. Small Cap Equity Fund RIIS 38,000 32,479 171
International Developed Markets Fund RIIS 24,226 19,372 17,903
Global Real Estate Securities Fund RIIS 83,050 69,559 39,306

Russell Investment Funds
Basis for Approval of Investment Advisory Contracts — (Unaudited)
Basis for Approval of Investment Advisory Contracts 183
Quarterly Approval of Money Manager Contracts
At the quarterly Board meeting held on August 22, 2023, the Board received a proposal from RIM to approve a new portfolio management contract for the U.S. Small Cap Equity Fund.
The Trustees approved the terms of the proposed new portfolio management contract based upon their consideration of, among other information, RIM’s recommendation to hire the Money Manager at the proposed fee rate; information as to the reason for the proposed Money Manager hire; information as to the Money Manager’s role in the management of the Fund’s investment portfolio
(including the amount of Fund assets to be allocated to the Money Manager or managed pursuant to the Money Manager’s strategy);
RIM’s evaluation of the anticipated quality of the investment advisory services to be provided by the Money Manager; performance information for the new Money Manager; information as to any significant business relationships between the Money Manager and
RIM or Russell Investments Financial Services, LLC, the Fund’s underwriter (“RIFIS”); the CCO’s current or prior evaluation of the Money Manager’s compliance program, policies and procedures in relation to the Money Manager’s role in the management of the Fund’s investment portfolio, and current or prior certification that they were consistent with applicable legal standards; RIM’s explanation as to the lack of relevance of Money Manager profitability to the evaluation of portfolio management contracts with
Money Managers because the willingness of Money Managers to serve in such capacity depends upon arm’s-length negotiations with RIM; RIM’s awareness of the standard fee rates charged by the Money Manager to other clients; RIM’s belief that the proposed
Money Manager fees would be reasonable in light of the anticipated quality of investment advisory services to be rendered; the increase or decrease in aggregate Money Manager fees to be paid by RIM from its advisory fee as a result of the engagement of the
Money Manager; and the expected costs, if any, of transitioning Fund assets to the Money Manager or its strategy.
The Trustees’ approvals also reflected their findings at prior meetings, including their May 23, 2023 meeting, in connection with their evaluation and approval of the Funds’ existing investment advisory agreement with RIM and portfolio management contracts with then-current Money Managers for the Funds, as well as information received throughout the course of the year regarding, among other things, the quality of services provided to the Funds in the case of the existing Money Managers and the reasonableness of the aggregate investment advisory fees paid by the Funds, as well as the fact that the aggregate investment advisory fees paid by the Funds would not increase or decrease as a result of the implementation of the proposed new portfolio management contracts because the Money Managers’ investment advisory fees are paid by RIM.

Russell Investment Funds
Additional Information — December 31, 2023 (Unaudited)
184 Additional Information
Each Fund files portfolio holdings information within 60 days after the end of each fiscal quarter as an exhibit on Form N-PORT.
Portfolio holdings information for the third month of each fiscal quarter is publicly available on the SEC’s website at http://www.
sec.gov. Each Fund’s complete schedule of portfolio holdings for the second and fourth quarters of each fiscal year is included in the semi-annual and annual reports to Fund shareholders.
The Board has delegated to RIM, as RIF’s investment adviser, the primary responsibility for monitoring, evaluating and voting proxies solicited by or with respect to issuers of securities in which assets of the Funds may be invested. RIM has established a proxy voting committee and has adopted written proxy voting policies and procedures (“P&P”) and proxy voting guidelines
(“Guidelines”). The Funds maintain a Portfolio Holdings Disclosure Policy that governs the timing and circumstances of disclosure to shareholders and third parties of information regarding the portfolio investments held by the Funds. A description of the P&P,
Guidelines, Portfolio Holdings Disclosure Policy and additional information about Fund Trustees are contained in the Funds’
Statement of Additional Information (“SAI”). The SAI and information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, 2023 are available (i) free of charge, upon request, by calling the
Funds at (800) 787-7354, and (ii) on the Securities and Exchange Commission’s website at www.sec.gov.
If possible, depending on contract owner registration and address information, and unless you have otherwise opted out, only one copy of the RIF prospectus will be sent to contract owners at the same address. Unless you specifically request paper copies of the annual and semi-annual reports from your insurance company, you will be notified by mail each time the annual and semi-annual reports are posted and provided with a website link to access the reports. If you would like to receive a separate copy of these documents, please contact your insurance company. If you currently receive multiple copies of the prospectus, annual report and semi-annual report and would like to request to receive a single copy of these documents in the future, please call your insurance company.
Some insurance companies may offer electronic delivery of the Funds’ prospectuses and annual and semi-annual reports. Please contact your insurance company for further details.
Effective January 24, 2023, the SEC adopted rule and form amendments that require mutual funds to provide shareholders with streamlined annual and semi-annual shareholder reports that highlight key information. Other information, including financial statements, that currently appears in shareholder reports will be made available online, delivered free of charge to shareholders upon request, and filed with the SEC. The first tailored shareholder reports for the Funds will be for the reporting period ending June 30,
2024. Management is currently evaluating the impact of the rule and form amendments on the content of the Funds’ shareholder reports.

Russell Investment Funds
Disclosure of Information about Fund Trustees and Officers — December 31,
2023 (Unaudited)
Disclosure of Information about Fund Trustees and Officers 185
The following tables provide information for each officer and trustee of the Russell Investments fund complex. The Russell
Investments fund complex consists of Russell Investment Company (“RIC”), which has 30 funds and Russell Investment Funds
(“RIF”), which has nine funds. Each of the Trustees is a trustee of RIC and RIF. The first table provides information for the
Interested Trustee. The second table provides information for the Independent Trustees. The third table provides information for the officers. Furthermore, each Trustee possesses the following specific attributes: Ms. Cahoon has had experience as the senior financial executive of other investment companies and their investment adviser and distributor, as well as a certified public accountant who previously provided audit services in the financial sector at a multi-national accounting firm and has been determined by the Board to be an “audit committee financial expert”; Mr. Day has had experience as an executive-level leader in corporate finance and accounting, as a member of the boards of other companies and non-profit organizations, and as a certified public accountant; Ms.
Ledoux has had investment experience as a portfolio manager and has had experience as a member of the board of trustees of other investment companies; Mr. May has had business, financial services, accounting and investment management experience as a senior executive and board member of financial services, investment management and other organizations, as well as experience as a board member of other investment companies and as a certified public accountant; Ms. Shanahan has had financial, risk management, governance and compliance experience in highly regulated industries as a senior executive at large financial institutions, and as a member of the board of a non-profit organization; Mr. Tennison has had business, financial and investment experience as a senior executive of a corporation with international activities and was trained as an accountant; and Mr. Thompson has had experience in business, governance, investment and financial reporting matters as a senior executive of an organization sponsoring and managing other investment companies, and, subsequently, has served as a board member of other investment companies. Mr. Barback has had experience as a senior executive of other financial services companies with responsibility for investment, financial, and operational matters affecting asset managers and related service providers. As a senior officer of an affiliate of RIM, Mr. Barback is in a position to provide the Board with such entity’s perspectives on the management, operations and distribution of the RIC and RIF Funds.
* Each Trustee shall retire from service on the Board of Trustees at the end of the calendar year in which the Trustee reaches 75 years of age. However, at the discretion of the Board and upon the request of the Trustee, a one-year waiver may be granted from the application of the policy, which will allow the Trustee to continue to serve on the Board for an additional one-year period following the end of the calendar year in which the Trustee reaches 75 years of age. A maximum of five one-year waivers may be requested by the Trustee and granted by the Board to the Trustee.
# Mr. Barback is Chief Operating Officer of an affiliate of RIM and is therefore an Interested Trustee.
Name,
Age,
Address
Position(s) Held
With Fund and
Length of
Time Served
Term
of
Office*
Principal Occupation(s)
During the
Past 5 Years
No. of
Portfolios
in Russell
Investments
Fund
Complex
Overseen
by Trustee
Other
Directorships
Held by Trustee
During the
Past 5 Years
INTERESTED TRUSTEE
Vernon Barback#
Born August 24, 1956
1301 Second Avenue,
18th Floor, Seattle, WA
98101
President and Chief
Executive Officer
since 2022
Trustee since 2021
Appointed
until successor
is chosen and
qualified by
Trustees
Appointed
until successor
is duly elected
and qualified
President and CEO, RIC and RIF
Chief Operating Officer, Russell
Investments
From 2021 – 2022, Chief
Administrative Officer, Russell
Investments
From 2019 – 2021, Vice Chairman,
Russell Investments
Until 2020, Director, NorthStar
Topco, LLC (technology and
services outsourcing company)
From 2016 – 2019, President,
Russell Investments
39
Until 2020,
Director of
NorthStar
Topco, LLC
(technology
and services
outsourcing
company)

Russell Investment Funds
Disclosure of Information about Fund Trustees and Officers, continued —
December 31, 2023 (Unaudited)
186 Disclosure of Information about Fund Trustees and Officers
* Each Trustee shall retire from service on the Board of Trustees at the end of the calendar year in which the Trustee reaches 75 years of age. However, at the discretion of the Board and upon the request of the Trustee, a one-year waiver may be granted from the application of the policy, which will allow the Trustee to continue to serve on the Board for an additional one-year period following the end of the calendar year in which the Trustee reaches 75 years of age. A maximum of five one-year waivers may be requested by the Trustee and granted by the Board to the Trustee.
Name,
Age,
Address
Position(s) Held
With Fund and
Length of
Time Served
Term
of
Office*
Principal Occupation(s)
During the
Past 5 Years
No. of
Portfolios
in Russell
Investments
Fund
Complex
Overseen
by Trustee
Other
Directorships
Held by Trustee
During the
Past 5 Years
INDEPENDENT TRUSTEES
Michelle L. Cahoon
Born July 5, 1966
1301 Second Avenue
18th Floor, Seattle, WA
98101
Trustee since 2021
Chairman of the
Audit Committee
since 2023
Appointed
until successor
is duly elected
and qualified
Appointed
until successor
is duly elected
and qualified
Retired
From January to March 2019,
Consulting Chief Financial Officer,
Driehaus Capital Management LLC
(investment adviser)
Until 2018, Chief Financial Officer
and Treasurer, Driehaus Capital
Management LLC and Driehaus
Securities LLC (broker dealer)
Until 2018, Vice President and
Treasurer, Driehaus Mutual Funds
(investment company)
Trustee and Audit Committee
Chair Fairway Private Equity &
Venture Capital Opportunities Fund
(investment company)
39
Trustee
and Audit
Committee
Chair Fairway
Private Equity
& Venture
Capital
Opportunities
Fund
(investment
company)
Michael Day
Born October 23, 1957
1301 Second Avenue
18th Floor, Seattle, WA
98101
Trustee since 2021 Appointed
until successor
is duly elected
and qualified
President and Chief Executive
Officer, Topa Insurance Group
(insurance company)
39
Director, Topa
Insurance
Group
(insurance
company)
Director,
Puppet, Inc.
(information
technology
company)
Director,
Somos, Inc.
(information
technology
company)
Until 2019,
Director,
Recology
(waste
management
company)

Russell Investment Funds
Disclosure of Information about Fund Trustees and Officers, continued —
December 31, 2023 (Unaudited)
Disclosure of Information about Fund Trustees and Officers 187
* Each Trustee shall retire from service on the Board of Trustees at the end of the calendar year in which the Trustee reaches 75 years of age. However, at the discretion of the Board and upon the request of the Trustee, a one-year waiver may be granted from the application of the policy, which will allow the Trustee to continue to serve on the Board for an additional one-year period following the end of the calendar year in which the Trustee reaches 75 years of age. A maximum of five one-year waivers may be requested by the Trustee and granted by the Board to the Trustee.
Name,
Age,
Address
Position(s) Held
With Fund and
Length of
Time Served
Term
of
Office*
Principal Occupation(s)
During the
Past 5 Years
No. of
Portfolios
in Russell
Investments
Fund
Complex
Overseen
by Trustee
Other
Directorships
Held by Trustee
During the
Past 5 Years
INDEPENDENT TRUSTEES (continued)
Julie Dien Ledoux
Born August 17, 1969
1301 Second Avenue
18th Floor, Seattle, WA
98101
Trustee since 2019
Vice Chairman
since 2023
Appointed
until successor
is duly elected
and qualified
Approved
Annually
Retired
39
Until 2018,
Trustee of
Avenue
Credit
Strategies
Fund
(investment
company)

Russell Investment Funds
Disclosure of Information about Fund Trustees and Officers, continued —
December 31, 2023 (Unaudited)
188 Disclosure of Information about Fund Trustees and Officers
* Each Trustee shall retire from service on the Board of Trustees at the end of the calendar year in which the Trustee reaches 75 years of age. However, at the discretion of the Board and upon the request of the Trustee, a one-year waiver may be granted from the application of the policy, which will allow the Trustee to continue to serve on the Board for an additional one-year period following the end of the calendar year in which the Trustee reaches 75 years of age. A maximum of five one-year waivers may be requested by the Trustee and granted by the Board to the Trustee.
Name,
Age,
Address
Position(s) Held
With Fund and
Length of
Time Served
Term
of
Office*
Principal Occupation(s)
During the
Past 5 Years
No. of
Portfolios
in Russell
Investments
Fund
Complex
Overseen
by Trustee
Other
Directorships
Held by Trustee
During the
Past 5 Years
INDEPENDENT TRUSTEES (continued)
Jeremy May
Born March 30, 1970
1301 Second Avenue
18th Floor, Seattle, WA
98101
Trustee since 2021 Appointed
until successor
is duly elected
and qualified
Founder and Chief Executive
Officer, Paralel Technologies
LLC (information technology
company)
Until March 2021, Chief
Operating Officer of Magnifi
LLC (information technology
company)
Until 2019, President ALPS
Portfolio Solutions and Executive
Vice President of ALPS Advisors
and ALPS Holdings (investment
company)
39
Trustee and
Chairman of
Bow River
Capital
Evergreen
Fund
(investment
company)
Until 2022,
Trustee and
Chairman
of New
Age Alpha
ETF Trust
(investment
company)
Until March
2021,
Interested
Director of
Reaves Utility
Income Trust
(investment
Company)
Until
February
2021,
Interested
Director
of ALPS
Series Trust
(investment
company)
Until 2019,
Interested
Director of
RiverNorth
Opportunities
Fund
(investment
company)

Russell Investment Funds
Disclosure of Information about Fund Trustees and Officers, continued —
December 31, 2023 (Unaudited)
Disclosure of Information about Fund Trustees and Officers 189
* Each Trustee shall retire from service on the Board of Trustees at the end of the calendar year in which the Trustee reaches 75 years of age. However, at the discretion of the Board and upon the request of the Trustee, a one-year waiver may be granted from the application of the policy, which will allow the Trustee to continue to serve on the Board for an additional one-year period following the end of the calendar year in which the Trustee reaches 75 years of age. A maximum of five one-year waivers may be requested by the Trustee and granted by the Board to the Trustee.
Name,
Age,
Address
Position(s) Held
With Fund and
Length of
Time Served
Term
of
Office*
Principal Occupation(s)
During the
Past 5 Years
No. of
Portfolios
in Russell
Investments
Fund
Complex
Overseen
by Trustee
Other
Directorships
Held by
Trustee
During the
Past 5 Years
INDEPENDENT TRUSTEES (continued)
Jeannie Shanahan
Born February 15, 1964
1301 Second Avenue
18th Floor, Seattle, WA
98101
Trustee since 2021
Chairman of
Regulatory and
Investment
Compliance
Committee since
2023
Appointed
until successor
is duly elected
and qualified
Appointed
until successor
is duly elected
and qualified
Until 2021, President of Twin
Star Consulting, LLC (consulting
company)
39
None
Raymond P. Tennison Jr.
Born December 21, 1955
1301 Second Avenue
18th Floor, Seattle, WA
98101
Trustee since 2000
Chairman since
2021
Appointed
until successor
is duly elected
and qualified
Approved
Annually
Retired
39
None
Jack R. Thompson
Born March 21, 1949
1301 Second Avenue,
18th Floor, Seattle, WA
98101
Trustee since 2005
Chairman of
the Nominating
and Governance
Committee since
2021
Appointed
until successor
is duly elected
and qualified
Appointed
until successor
is duly elected
and qualified
Retired
39
None

Russell Investment Funds
Disclosure of Information about Fund Trustees and Officers, continued —
December 31, 2023 (Unaudited)
190 Disclosure of Information about Fund Trustees and Officers
Name,
Age,
Address
Positions(s) Held
With Fund and
Length of
Time Served
Term
of
Office
Principal Occupation(s)
During the
Past 5 Years
OFFICERS
Vernon Barback
Born August 24, 1956
1301 Second Avenue
18th Floor, Seattle, WA
98101
President and Chief
Executive Officer
since 2022
Until successor
is chosen and
qualified by
Trustees
President and CEO, RIC and RIF
Chief Operating Officer, Russell Investments
From 2021 – 2022, Chief Administrative Officer, Russell
Investments
From 2019 – 2021, Vice Chairman, Russell Investments
Until 2020, Director, NorthStar Topco, LLC (technology and
services outsourcing company)
From 2016 – 2019, President, Russell Investments
Cheryl Wichers
Born December 16, 1966
1301 Second Avenue
18th Floor, Seattle, WA
98101
Chief Compliance
Officer since 2005
Until
removed by
Independent
Trustees
Chief Compliance Officer, RIC and RIF
Chief Compliance Officer, Russell Investments Fund Services, LLC
(“RIFUS”)
Kari Seabrands
Born September 9, 1969
1301 Second Avenue
18th Floor, Seattle, WA
98101
Treasurer, Chief
Accounting Officer
and Chief Financial
Officer since 2023
Until successor
is chosen and
qualified by
Trustees
Senior Director, Head of Global Fund Services, Russell Investments
Until 2023, Director, Fund Administration, Russell Investments
Treasurer, Chief Accounting Officer and Chief Financial Officer,
RIC and RIF
Director, Russell Investments Financial Services, LLC (“RIFIS”)
and RIFUS
Kate El-Hillow
Born August 17, 1974
1301 Second Avenue,
18th Floor, Seattle WA
98101
Chief Investment
Officer since 2021
Until removed
by Trustees
Chief Investment Officer and President, Russell Investments
Chief Investment Officer, RIC and RIF
President, RIM
Until 2021, Deputy Chief Investment Officer, Senior Portfolio
Manager, Head of Strategy Selection and Head of Portfolio
Management & Risk, Goldman Sachs
Mary Beth Albaneze
Born April 25, 1969
1301 Second Avenue,
18th Floor, Seattle, WA
98101
Secretary and
Chief Legal Officer
since 2010
Until successor
is chosen and
qualified by
Trustees
Associate General Counsel, Russell Investments
Secretary, RIM, RIFUS and RIFIS
Secretary and Chief Legal Officer, RIC and RIF
Secretary, U.S. One, LLC

Russell Investment Funds
Adviser, Money Managers and Service Providers — December 31, 2023
(Unaudited)
Adviser, Money Managers and Service Providers 191
Interested Trustee
Vernon Barback
Independent Trustees
Michelle L. Cahoon
Michael Day
Julie Dien Ledoux
Jeremy May
Jeannie Shanahan
Raymond P. Tennison, Jr.
Jack R. Thompson
Officers
Vernon Barback, President and Chief Executive Officer
Kari Seabrands, Treasurer, Chief Accounting Officer and
Chief Financial Officer
Cheryl Wichers, Chief Compliance Officer
Kate El-Hillow, Chief Investment Officer
Mary Beth Albaneze, Secretary and Chief Legal Officer
Adviser
Russell Investment Management, LLC
1301 Second Avenue
Seattle, WA 98101
Administrator and Transfer and Dividend
Disbursing Agent
Russell Investments Fund Services, LLC
1301 Second Avenue
Seattle, WA 98101
Custodian
State Street Bank and Trust Company
1776 Heritage Drive
North Quincy, MA 02171
Office of Shareholder Inquiries
1301 Second Avenue
Seattle, WA 98101
(800) 787-7354
Legal Counsel
Dechert LLP
One International Place, 40th Floor
100 Oliver Street
Boston, MA 02110
Distributor
Russell Investments Financial Services, LLC
1301 Second Avenue
Seattle, WA 98101
Independent Registered Public Accounting Firm
PricewaterhouseCoopers LLP
1420 5th Avenue, Suite 2800
Seattle, WA 98101
Money Managers
U.S. Strategic Equity Fund
Brandywine Global Investment Management, LLC,
Philadelphia, PA
Jacobs Levy Equity Management, Inc., Florham Park, NJ
J.P. Morgan Investment Management Inc., New York, NY
William Blair Investment Management, LLC, Chicago, IL
U.S. Small Cap Equity Fund
Ancora Advisors, LLC, Mayfield Heights, OH
BAMCO, Inc., New York, NY
Boston Partners Global Investors, Inc., New York, NY
Calamos Advisors LLC, Naperville, IL
Copeland Capital Management, LLC, Conshohocken, PA
DePrince, Race & Zollo, Inc., Winter Park, FL
Jacobs Levy Equity Management, Inc., Florham Park, NJ
Penn Capital Management Company, LLC, Philadelphia, PA
Ranger Investment Management, L.P., Dallas, TX
International Developed Markets Fund
Intermede Investment Partners Limited, London, United
Kingdom and Intermede Global Partners Inc., San
Francisco, CA
Pzena Investment Management LLC, New York, NY
Wellington Management Company LLP, Boston, MA
Strategic Bond Fund
RBC Global Asset Management (UK) Limited, London,
United Kingdom
Schroder Investment Management North America Inc., New
York, NY
Western Asset Management Company LLC, Pasadena,
CA and Western Asset Management Company Limited,
London, United Kingdom
Global Real Estate Securities Fund
Cohen & Steers Capital Management, Inc., New York, NY,
Cohen & Steers UK Limited, London, United Kingdom
and Cohen & Steers Asia Limited, Hong Kong, China
RREEF America L.L.C., Chicago, IL, DWS Investments
Australia Limited, Sydney, Australia and DWS
Alternatives Global Limited, London, United Kingdom,
operating under the brand name DWS
This report is prepared from the books and records of the Funds and is submitted for the general information of shareholders and is not authorized for distribution to prospective investors unless accompanied or preceded by an effective Prospectus. Nothing herein contained is to be considered an offer of sale or a solicitation of an offer to buy shares of Russell Investment Funds. Such offering is made only by Prospectus, which includes details as to offering price and other material information.

Russell Investment Funds
1301 Second Avenue
Seattle, Washington 98101
800-787-7354
Fax: 206-505-3495

2023 ANNUAL REPORT
Russell Investment Funds
LifePoints
®
Funds Variable Target Portfolio Series
DECEMBER 31, 2023
FUND
Moderate Strategy Fund
Balanced Strategy Fund
Growth Strategy Fund
Equity Growth Strategy Fund

Russell Investment Funds
Russell Investment Funds is
a series investment company
with nine different investment
portfolios referred to as Funds.
These financial statements report
on four of these Funds.

Page
To Our Shareholders 3
Moderate Strategy Fund 4
Balanced Strategy Fund 18
Growth Strategy Fund 32
Equity Growth Strategy Fund 46
Notes to Financial Highlights 59
Notes to Financial Statements 60
Report of Independent Registered Public Accounting Firm 67
Tax Information 68
Additional Information 69
Disclosure of Information about Fund Trustees and Officers 70
Adviser and Service Providers 76
Russell Investment Funds
LifePoints
®
Funds
Variable Target Portfolio Series
Annual Report
December 31, 2023
Table of Contents

Russell Investment Funds - LifePoints
®
Funds Variable Target Portfolio Series
Copyright © Russell Investments 2024. All rights reserved.
Russell Investments’ ownership is composed of a majority stake held by funds managed by TA Associates
Management, L.P., with a significant minority stake held by funds managed by Reverence Capital Partners,
L.P. Certain of Russell Investments’ employees and Hamilton Lane Advisors, LLC also hold minority, non-
controlling, ownership stakes.
Frank Russell Company is the owner of the Russell trademarks contained in this material and all trademark rights related to the Russell trademarks, which the members of the Russell Investments group of companies are permitted to use under license from Frank Russell Company. The members of the Russell Investments group of companies are not affiliated in any manner with Frank Russell Company or any entity operating under the “FTSE
RUSSELL” brand.
Fund objectives, risks, charges and expenses should be carefully considered before investing.
A prospectus containing this and other important information must precede or accompany this material. Please read the prospectus carefully before investing.
Securities distributed through Russell Investments Financial Services, LLC, member FINRA, part of Rus-
sell Investments.
Indices and benchmarks are unmanaged and cannot be invested in directly. Returns represent past performance, are not a guarantee of future performance, and are not indicative of any specific investment. Index return information is provided by vendors and although deemed reliable, is not guaranteed by Russell Investments or its affiliates.
S&P
®
is a registered trademark of Standard & Poor’s Financial Services LLC.
Performance quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted.

To Our Shareholders
To Our Shareholders 3
Fellow Investors,
Since 1936, our purpose has been improving financial security for people. That has never changed. What’s the best strategy to achieve that security? We believe that the combination of our investment solutions, a sound plan and timely investment advice provides the best route to achieving your desired outcomes. Your financial security is the reason we work hard to maintain a time-tested, disciplined investment approach, focused on meeting our clients’ financial needs.
The year of 2023 has been one that demanded constant focus, both in markets and investing:
For the one-year period ended December 31, 2023, U.S. equities returned approximately 26.29%, according to the S&P 500 Index.*
In comparison, for the same time period, developed non-U.S. equities, as measured by the MSCI World ex-USA
Index, provided a return of 17.94%.*
With market uncertainty, higher-than-average interest rates from the U.S. Federal Reserve (“the Fed”), and high-but-
declining inflation challenges, it is critical to be disciplined when assessing your investment plan. While it is important to challenge prior thinking, it’s just as vital to have an equally high bar to any material changes to long-term strategies.
We continue to emphasize that prioritizing the long-term investment plan over short-term gains is most consistently rewarded.
As we approach the end of another unprecedented year, we maintain our focus and look to position our funds for the period ahead, not the one that has just passed. With this in mind, we hold the following views on markets:
We believe equities have limited upside, with recession risks on the horizon. Although developed non-U.S.
equities are cheaper than U.S. equities, we have a neutral preference until the Fed become less hawkish and the
U.S. dollar weakens.
Government bond valuations have improved after the rise in yields. We see U.S., UK and German bonds as offering good value. Japanese bonds still look expensive, with the Bank of Japan (BOJ) defending the 25-basis-
point yield limit.
We think a mild recession before the end of 2024 is the most likely outcome, but the complexities caused by the pandemic make forecasting difficult. It is possible that we get a soft landing where the economy cools enough to allow the Fed to start lowering rates and prevent recession.
Our annual outlook late last year nominated 2023 as the year of the diversified portfolio, where a traditional balanced portfolio of 60% equities and 40% fixed income was expected to do relatively well. This still looks to be the case for
2024.
Your goals and your security—that’s our focus. For more than 85 years, we’ve been providing solutions to help investors like you reach those financial goals, whether you’re saving for retirement, already depending on retirement income or building a college fund. We value the trust you have placed in our firm—there’s nothing we work harder to earn. All of us at Russell Investments appreciate the opportunity to help you achieve your own financial security.
Best regards,
Kate El-Hillow
Global Chief Investment Officer, Russell Investments
* Source: Morningstar. Indexes are unmanaged and cannot be invested in directly. The S&P 500 Index is an index, with dividends reinvested, of 500 issues representative of leading companies in the U.S. large cap securities market. The MSCI World ex-USA Index is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S.

Russell Investment Funds
Moderate Strategy Fund
Portfolio Management Discussion and Analysis — December 31, 2023
(Unaudited)
4 Moderate Strategy Fund
Moderate Strategy Fund
Total
Return
1 Year 11 .32%
5 Years 4 .00%§
10 Years 3 .51%§
Bloomberg U.S. Aggregate Bond Index
* *
Total
Return
1 Year 5 .53%
5 Years 1 .10%§
10 Years 1 .81%§
Russell 1000
®
Index
***
Total
Return
1 Year 26 .53%
5 Years 15 .52%§
10 Years 11 .80%§

Russell Investment Funds
Moderate Strategy Fund
Portfolio Management Discussion and Analysis, continued — December 31,
2023 (Unaudited)
Moderate Strategy Fund 5
The Moderate Strategy Fund (the “Fund”) is a fund of funds that invests in other Russell Investment Funds (“RIF”) and Russell
Investment Company (“RIC”) mutual funds (the “Underlying
Funds”). Certain Underlying Funds employ a multi-manager
approach whereby portions of the Underlying Funds are
allocated to different money manager strategies. Underlying
Fund assets not allocated to money managers are managed by
Russell Investment Management, LLC (“RIM”), the Fund’s
and Underlying Funds’ advisor. RIM, as the Underlying Funds’
advisor, may change the allocation of the Underlying Funds’
assets among money managers at any time. An exemptive
order from the Securities and Exchange Commission permits
RIM to engage or terminate a money manager in an Underlying
Fund at any time, subject to approval by the Underlying Fund’s
Board, without a shareholder vote. Pursuant to the terms of the exemptive order, an Underlying Fund is required to notify its shareholders within 90 days of when a money manager begins
providing services.
What is the Fund’s investment objective?
The Fund seeks to provide current income and moderate long-
term capital appreciation.
How did the Fund perform relative to its benchmark
for the fiscal year ended December 31, 2023?
For the fiscal year ended December 31, 2023 (the “fiscal year”), the Fund gained 11.32%. This is compared to the Fund’s primary benchmark, the Bloomberg U.S. Aggregate Bond Index, which
gained 5.53% during the fiscal year. The Fund’s performance
includes operating expenses, whereas index returns are
unmanaged and do not include expenses of any kind.
For the fiscal year, the Morningstar
®
Insurance Allocation – 30%
to 50% Equity Category, a group of funds that Morningstar, Inc.
considers to have investment strategies similar to those of the
Fund, gained 11.55%. This return serves as a peer comparison and is expressed net of operating expenses.
How did market conditions affect the Fund’s
performance?
Over the fiscal year, global inflation continued to moderate as central bank rate hikes percolated through the economy. At the end of the first quarter of 2023, the collapses of Silicon Valley
Bank and Credit Suisse highlighted the impacts that the rate hikes had on banks. The regional banking crisis in March precipitated fears of contagion risk in the financial sector but fears of a long-
term impact were short-lived as markets rebounded. Despite
the hardships faced by interest rate-sensitive sectors, a resilient economy played a pivotal role in propelling risk assets forward.
In equity markets, the U.S., Japan and Europe had the strongest regional returns over the period. In the U.S., the equity rally that started in the fourth quarter of 2022 was highlighted by outsized performance from large cap growth names. Communication
Services and Information Technology were the strongest sectors in the U.S., while Utilities and Consumer Staples generally
underperformed. In the fixed income markets, bonds with credit risk tended to generate better returns than investments in similar maturity government bonds. The ICE BofAML MOVE Index,
which measures bond volatility, continued to stay at elevated levels during the fiscal year as central banks maintained a
hawkish posture. In the fourth quarter, sentiment shifted due to a change in the U.S. Federal Reserve’s (the “Fed”) rhetoric, leading the market to price in a dovish pivot in the Fed’s policy stance, which helped the Bloomberg U.S. Aggregate Bond
Index return 6.82% for the final quarter of the year.
How did the investment strategies and techniques
employed by the Fund and the Underlying Funds
affect the Fund’s performance?
The Fund is a fund of funds, and its performance is largely based on RIM’s target strategic asset allocations and the performance of the Underlying Funds in which the Fund invests. In order
to seek to achieve the Fund’s objective during the fiscal year,
RIM’s target strategic asset allocation included investments in global equity, fixed income, multi-asset and alternative
Underlying Funds.
Overall, the Fund’s asset allocation was additive relative to the primary benchmark over the fiscal year. Equities generally outperformed the Fund’s primary benchmark over the fiscal
year. Government bonds generated positive returns for the
year. Yields on U.S. treasuries dropped sharply in November
and December, as the market started pricing in a Fed pivot and rate cuts in 2024. Within equities, underlying preferences for small-cap securities detracted. An underweight to U.S. large cap equities and overweight to international equities also detracted.
Global real estate underperformed equities as the rise in interest rates put pressure on the sector, though the sector outperformed the Fund’s primary fixed income benchmark.
Equity markets delivered strong positive returns over the fiscal year, with high volatility levels. In terms of Underlying Fund performance, the RIC Global Equity Fund slightly lagged its
benchmark, with growth managers being the top performers,
while low volatility managers had the weakest performance.
The U.S. Small Cap Equity Fund delivered absolute positive
returns over the period, but underperformed its benchmark
due to exposure to the smallest market capitalization stocks.
The U.S. Strategic Equity Fund provided strong total returns, broadly in line with the Russell 1000
®
Index. The Underlying
Fund maintained exposure to companies with lower valuation,
higher quality and growth, and lower market capitalization
compared to its benchmark.

Russell Investment Funds
Moderate Strategy Fund
Portfolio Management Discussion and Analysis, continued — December 31,
2023 (Unaudited)
6 Moderate Strategy Fund
Fixed income performance was mixed over the fiscal year,
delivering absolute positive returns. The Strategic Bond Fund underperformed its benchmark due to a long duration posture.
The RIC Long Duration Bond Fund provided corporate and
government exposure when it was introduced as an Underlying
Fund on September 13, 2023, which was additive on the strong rates rally.
The multi-asset and alternative portions of the Fund’s portfolio delivered positive returns over the fiscal year. The RIC Multi-
Strategy Income Fund outperformed its underlying benchmark,
benefiting from an overweight to risky assets on average and relatively high exposure to growth and volatility. Nimble
tactical asset allocation was additive. Within the Global Real
Estate Securities Fund, favorable security selection within the health care sector drove the Underlying Fund’s performance. An overweight to and positive stock selection within the technology sector further contributed to benchmark-relative performance.
The RIC Global Infrastructure Fund outperformed its underlying benchmark, the S&P Global Infrastructure Index (net of tax on
dividends from foreign holdings), over the one-year period.
Describe any changes to the Fund’s structure or
allocation to the Underlying Funds.
In March 2023, RIM modified the Fund’s target strategic asset allocation, which resulted in a decrease in equity exposures and an increase in exposures to core bonds.  Specifically, RIM modified the Fund’s target strategic asset allocation to 51%
to fixed income, 36% to equity, 10% to multi-asset and 3% to alternative asset classes.
In September 2023, RIM modified the Fund’s target strategic
asset allocation to better align with RIM’s preferred positioning, primarily with respect to credit and duration exposures.
Specifically, RIM modified the Fund’s target strategic asset allocation to 37% to equity, 52% to fixed income, 8% to multi-
asset and 3% to alternative asset classes. As a result of the target strategic asset allocation changes, RIM added allocations to the
RIC Long Duration Bond Fund and RIC Short Duration Bond
Fund and removed an allocation to the RIC Unconstrained Total
Return Fund and the RIC Investment Grade Bond Fund.
The views expressed in this report reflect those of
the portfolio managers only through the end of the
fiscal year covered by the report. These views do not
necessarily represent the views of RIM, or any other
person in RIM or any other affiliated organization.
These views are subject to change at any time based
upon market conditions or other events, and RIM
disclaims any responsibility to update the views
contained herein. These views should not be relied
on as investment advice and, because investment
decisions for a Russell Investment Funds (“RIF”)
Fund are based on numerous factors, should not be
relied on as an indication of investment decisions of
any RIF Fund.
* Assumes initial investment on January 1, 2014.
** Bloomberg U.S. Aggregate Bond Index is an index, with income reinvested, generally representative of intermediate-term government bonds, investment grade corporate debt securities and mortgage-backed securities.
*** Russell 1000
®
Index includes the 1,000 largest companies in the Russell 3000
®
Index. The Russell 1000
®
Index return reflects adjustments from income
dividends and capital gain distributions reinvested as of the ex-dividend dates.
§ Annualized.
The performance shown in this section does not reflect any Insurance Company Separate Account or Policy Charges. Performance is historical and assumes reinvestment of all dividends and capital gains.  Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than when purchased.  Past performance is not indicative of future results.  Additionally, the returns presented herein may differ from the performance reported in the Financial Highlights as the returns herein are calculated in a manner consistent with standardized performance in accordance with Securities and
Exchange Commission rules, while the performance in the Financial Highlights has been calculated in accordance with U.S. Generally Accepted Accounting
Principles (“U.S. GAAP”).

Russell Investment Funds
Moderate Strategy Fund
Shareholder Expense Example — December 31, 2023 (Unaudited)
Moderate Strategy Fund 7
Fund Expenses
The following disclosure provides important information
regarding the Fund’s Shareholder Expense Example
(“Example”).
Example
As a shareholder of the Fund, you incur two types of costs: (1)
transaction costs, and (2) ongoing costs, including advisory and administrative fees and other Fund expenses. The Example is
intended to help you understand your ongoing costs (in dollars)
of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this Fund is from July 1, 2023 to December 31, 2023 .
Actual Expenses
The information in the table under the heading “Actual
Performance” provides information about actual account
values and actual expenses. You may use the information in
this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first column in the row entitled “Expenses Paid During
Period” to estimate the expenses you paid on your account
during this period.
Hypothetical Example for Comparison Purposes
The information in the table under the heading “Hypothetical
Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses
based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the
Fund’s actual return. The hypothetical account values and
expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the
Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant
to highlight your ongoing costs only and do not reflect any
transactional costs. Therefore, the information under the heading
“Hypothetical Performance (5% return before expenses)” is
useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The fees and expenses shown in this
section do not reflect any Insurance Company Separate Account
Policy Charges.
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
July 1, 2023 $ 1,000.00 $ 1,000.00
Ending Account Value
December 31, 2023 $ 1,051.70 $ 1,024.50
Expenses Paid During Period* $ 0.72 $ 0.71
* Expenses are equal to the Fund's annualized expense ratio of 0.14%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-
half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

Russell Investment Funds
Moderate Strategy Fund
Schedule of Investments — December 31, 2023
See accompanying notes which are an integral part of the financial statements.
8 Moderate Strategy Fund
Amounts in thousands (except share amounts)
Shares
Fair
Value
$
Investments in Affiliated Funds - 100.1%
Alternative - 3.0%
RIF Global Real Estate Securities Fund 158,475 2,122
Domestic Equities - 17.1%
RIF U.S. Small Cap Equity Fund 126,286 1,778
RIF U.S. Strategic Equity Fund 536,441 10,279
12,057
Fixed Income - 51.9%
RIC Long Duration Bond Fund Class Y 509,663 4,225
RIC Short Duration Bond Fund Class Y 187,636 3,496
RIF Strategic Bond Fund 3,280,651 28,968
36,689
International Equities - 20.1%
RIC Emerging Markets Fund Class Y 94,733 1,430
RIC Global Equity Fund Class Y 1,191,448 10,985
RIF International Developed Markets Fund 148,586 1,788
14,203
Multi-Asset - 8.0%
RIC Multi-Strategy Income Fund Class Y 609,388 5,661
Total Investments in Affiliated Funds
(cost $70,104) 70,732
Total Investments - 100.1%
(identified cost $70,104) 70,732
Other Assets and Liabilities, Net - (0.1)%
(59)
Net Assets - 100.0%
70,673

Russell Investment Funds
Moderate Strategy Fund
See accompanying notes which are an integral part of the financial statements.
Moderate Strategy Fund 9
Statement of Assets and Liabilities — December 31, 2023
Amounts in thousands
Assets
Investments, at identified cost ......................................................................................................................................................
$ 70,104
Investments, at fair value(>) ........................................................................................................................................................
70,732
Receivables:
Investments sold ............................................................................................................................................................... 10
Fund shares sold ............................................................................................................................................................... 3
From affiliates .................................................................................................................................................................. 1
Prepaid expenses .......................................................................................................................................................................... 1
Total assets ...............................................................................................................................................................
70,747
Liabilities
Payables:
Fund shares redeemed ...................................................................................................................................................... 13
Accrued fees to affiliates .................................................................................................................................................. 4
Other accrued expenses .................................................................................................................................................... 57
Total liabilities ...........................................................................................................................................................
74
Net Assets ...............................................................................................................................................................
$ 70,673

Russell Investment Funds
Moderate Strategy Fund
See accompanying notes which are an integral part of the financial statements.
10 Moderate Strategy Fund
Statement of Assets and Liabilities, continued — December 31, 2023
Amounts in thousands
Net Assets Consist of:
Total distributable earnings (losses) .............................................................................................................................................
$ (3,105)
Shares of beneficial interest .........................................................................................................................................................
76
Additional paid-in capital ............................................................................................................................................................
73,702
Net Assets ...............................................................................................................................................................
$ 70,673
Net Asset Value
,
offering and redemption price per share:
Net asset value per share: (#) ...................................................................................................................................................... $ 9.27
Net assets ............................................................................................................................................................................. $ 70,672,722
Shares outstanding ($.01 par value) ..................................................................................................................................... 7,627,087
Amounts in thousands
(>)     Investments in affiliated funds $ 70,732
(#) Net asset value per share equals net assets divided by shares of beneficial interest outstanding.

Russell Investment Funds
Moderate Strategy Fund
See accompanying notes which are an integral part of the financial statements.
Moderate Strategy Fund 11
Statement of Operations — For the Period Ended December 31, 2023
Amounts in thousands
Investment Income
Income distributions from affiliated funds ................................................................................................................................... $ 1,839
Expenses
Advisory fees ................................................................................................................................................................... 144
Administrative fees .......................................................................................................................................................... 31
Custodian fees .................................................................................................................................................................. 28
Transfer agent fees .......................................................................................................................................................... 3
Professional fees .............................................................................................................................................................. 39
Trustees’ fees .................................................................................................................................................................... 4
Printing fees ..................................................................................................................................................................... 14
Miscellaneous .................................................................................................................................................................. 4
Expenses before reductions .............................................................................................................................................. 26 7
Expense reductions .......................................................................................................................................................... (16 7 )
Net expenses ................................................................................................................................................................................
100
Net investment income (loss) .......................................................................................................................................................
1,739
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments in affiliated funds ......................................................................................................................................... (3,114)
Capital gain distributions from affiliated funds ............................................................................................................... 135
Net realized gain (loss) ................................................................................................................................................................
(2,979)
Net change in unrealized appreciation (depreciation) on:
Investments in affiliated funds ......................................................................................................................................... 8,804
Net change in unrealized appreciation (depreciation) ................................................................................................................. 8,804
Net realized and unrealized gain (loss) ........................................................................................................................................ 5,825
Net Increase (Decrease) in Net Assets from Operations ....................................................................................
$ 7,564

Russell Investment Funds
Moderate Strategy Fund
See accompanying notes which are an integral part of the financial statements.
12 Moderate Strategy Fund
Statements of Changes in Net Assets
Amounts in thousands
For the Periods Ended December 31,
2023 2022
Increase (Decrease) in Net Assets
Operations
Net investment income (loss) .............................................................................................................. $ 1,739 $ 1,253
Net realized gain (loss) ....................................................................................................................... (2,979) (425)
Net change in unrealized appreciation (depreciation) ........................................................................ 8,804 (15,284)
Net increase (decrease) in net assets from operations .............................................................................. 7,564 (14,456)
Distributions
To shareholders ................................................................................................................................... (1,121) (3,585)
Net decrease in net assets from distributions ............................................................................................ (1,121) (3,585)
Share Transactions*
Net increase (decrease) in net assets from share transactions ................................................................... (7,761) (6,956)
Total Net Increase (Decrease) in Net Assets ........................................................................
(1,318) (24,997)
Net Assets
Beginning of period .................................................................................................................................. 71,991 96,988
End of period .............................................................................................................................................
$ 70,673 $ 71,991
* Share transaction amounts (in thousands) for the periods ended December 31, 2023 and December 31, 2022 were as follows:
2023 2022
Shares Dollars Shares Dollars
Proceeds from shares sold 384 $ 3,362 319 $ 2,931
Proceeds from reinvestment of distributions 128 1,121 386 3,58 5
Payments for shares redeemed (1,394) (12,244) (1,458) (13,472)
Total increase (decrease)
(882) $ (7,761) (753) $ (6,956)

Russell Investment Funds
Moderate Strategy Fund
Financial Highlights — For the Periods Ended
See accompanying notes which are an integral part of the financial statements.
14 Moderate Strategy Fund
For a Share Outstanding Throughout Each Period.
$
Net Asset Value,
Beginning of
Period
$
Net Investment
Income (Loss)
( ƥ)(‡)(Ƃ)
$
Net Realized
and Unrealized
Gain (Loss)
$
Total from
Investment
Operations
$
Distributions
from Net
Investment Income
$
Distributions
from Net
Realized Gain
December 31, 2023 8.46 .2 1 .7 4 .95 (.14) —
December 31, 2022 10.47 .14 (1.75) (1.61) (.16) (.24)
December 31, 2021 10.48 .36 .48 .84 (.46) (.39)
December 31, 2020 10.05 .16 .46 .62 (.19) —
December 31, 2019 9.26 .29 .85 1.14 (.12) (.23)

See accompanying notes which are an integral part of the financial statements.
Moderate Strategy Fund 15
$
Total
Distributions
$
Net Asset Value,
End of
Period
%
Total
Return
(◊ )
$
Net Assets,
End of Period
(000)
%
Ratio of Expenses
to Average
Net Assets,
Gross
( ∏ )
%
Ratio of Expenses
to Average
Net Assets,
Net
(∏) ( Ƃ)
%
Ratio of Net
Investment Income
to Average
Net Assets
(‡)(Ƃ)
%
Portfolio
Turnover Rate
(.14) 9.27 11.32 70,673 .37 .14 2. 42 32
(.40) 8.46 (15.65) 71,991 .37 .14 1.57 6
(.85) 10.47 8.23 96,988 .36 .14 3.36 53
(.19) 10.48 6.40 92,798 .39 .14 1.69 23
(.35) 10.05 12.54 100,345 .38 .14 2.98 26

Russell Investment Funds
Moderate Strategy Fund
See accompanying notes which are an integral part of the financial statements.
16 Moderate Strategy Fund
Related Party Transactions, Fees and Expenses
Accrued fees payable to affiliates as of December 31, 2023 were as follows:
Transactions (amounts in thousands) during the period ended December 31, 2023 with Underlying Funds which are, or were, an affiliated company are as follows:
Federal Income Taxes
At December 31, 2023, the cost of investments, net unrealized appreciation (depreciation), and components of distributable earnings for income tax purposes were as follows:
For the fiscal years ended December 31, 2023 and December 31, 2022, respectively, the Fund made the following tax basis distributions:
Administrative fees $ 2,525
Transfer agent fees 262
Trustee fees 851
$ 3,638
Fair Value,
Beginning of
Period Purchases Sales
Realized Gain
(Loss)
Change in
Unrealized
Gain (Loss)
Fair Value, End
of Period
Income
Distributions
Capital Gains
Distributions
RIF Global Real Estate Securities
Fund $ 2,144 $ 350 $ 568 $ (80) $ 276 $ 2,122 $ 40 $ —
RIF U.S. Small Cap Equity Fund 2,886 126 1,464 56 174 1,778 14 11
RIF U.S. Strategic Equity Fund 6,800 4,072 2,556 (274) 2,237 10,279 137 124
RIC Investment Grade Bond Fund 10,061 675 10,543 (2,018) 1,825 — 249 —
RIC Long Duration Bond Fund — 4,383 358 (3) 203 4,225 15 —
RIC Short Duration Bond Fund — 3,747 315 (1) 65 3,496 35 —
RIC Unconstrained Total Return
Fund 1,454 33 1,520 (67) 100 — — —
RIF Strategic Bond Fund 23,822 7,458 2,595 (202) 485 28,968 792 —
RIC Emerging Markets Fund 1,442 145 244 (32) 119 1,430 37 —
RIC Global Equity Fund 13,330 1,364 5,832 (693) 2,816 10,985 154 —
RIF International Developed
Markets Fund 2,886 139 1,575 371 (33) 1,788 36 —
RIC Multi-Strategy Income Fund 7,217 401 2,323 (171) 537 5,661 330 —
$ 72,042 $ 22,893 $ 29,893 $ (3,114) $ 8,804 $ 70,732 $ 1,839 $ 135
Cost of
Investments
Unrealized
Appreciation
Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
Undistributed
Ordinary Income
Undistributed
Long-Term
Capital Gains
(Capital Loss
Carryforward)
$ 70,998,435 $ 1,754,763 $ (2,021,659) $ (266,896) $ 618,563 $ (3,186,607)
December 31, 2023 December 31, 2022
Ordinary Income
Distributions
Long-Term
Capital Gain
Distributions
Return of
Capital
Ordinary Income
Distributions
Long-Term
Capital Gain
Distributions
Distribution in
Excess
$ 1,120,721 $ — $ — $ 1,363,058 $ 2,140,261 $ 81,413

Russell Investment Funds
Moderate Strategy Fund
See accompanying notes which are an integral part of the financial statements.
Moderate Strategy Fund 17
Net investment income and net realized gains (losses) in the financial statements may differ from taxable net investment income and net realized gains (losses). Capital accounts within the financial statements are adjusted for permanent differences between book and tax accounting.  These differences may be due to foreign currency gains or losses, reclassifications of dividends and/or differences in treatment of income from swaps. These adjustments have no impact on the net assets. At December 31, 2023, there were no adjustments to the Statement of Assets and Liabilities.
Federal Income Taxes, continued

Russell Investment Funds
Balanced Strategy Fund
Portfolio Management Discussion and Analysis — December 31, 2023
(Unaudited)
18 Balanced Strategy Fund
Balanced Strategy Fund
Total
Return
1 Year 14 .52%
5 Years 6 .30%§
10 Years 4 .68%§
Bloomberg U.S. Aggregate Bond Index
**
Total
Return
1 Year 5 .53%
5 Years 1 .10%§
10 Years 1 .81%§
Russell 1000
®
Index
***
Total
Return
1 Year 26 .53%
5 Years 15 .52%§
10 Years 11 .80%§
MSCI World ex USA Index (Net)
****
Total
Return
1 Year 17 .94%
5 Years 8 .45%§
10 Years 4 .32%§

Russell Investment Funds
Balanced Strategy Fund
Portfolio Management Discussion and Analysis, continued — December 31,
2023 (Unaudited)
Balanced Strategy Fund 19
The Balanced Strategy Fund (the “Fund”) is a fund of funds that invests in other Russell Investment Funds (“RIF”) and Russell
Investment Company (“RIC”) mutual funds (the “Underlying
Funds”). Certain Underlying Funds employ a multi-manager
approach whereby portions of the Underlying Funds are
allocated to different money manager strategies. Underlying
Fund assets not allocated to money managers are managed by
Russell Investment Management, LLC (“RIM”), the Fund’s
and Underlying Funds’ advisor. RIM, as the Underlying Funds’
advisor, may change the allocation of the Underlying Funds’
assets among money managers at any time. An exemptive
order from the Securities and Exchange Commission permits
RIM to engage or terminate a money manager in an Underlying
Fund at any time, subject to approval by the Underlying Fund’s
Board, without a shareholder vote. Pursuant to the terms of the exemptive order, an Underlying Fund is required to notify its shareholders within 90 days of when a money manager begins
providing services.
What is the Fund’s investment objective?
The Fund seeks to provide above average long-term capital
appreciation and a moderate level of current income.
How did the Fund perform relative to its benchmark
for the fiscal year ended December 31, 2023?
For the fiscal year ended December 31, 2023 (the “fiscal year”), the Fund gained 14.52%. This is compared to the Fund’s primary benchmark, the Bloomberg U.S. Aggregate Bond Index, which
gained 5.53% during the fiscal year. The Fund’s performance
includes operating expenses, whereas index returns are
unmanaged and do not include expenses of any kind.
For the fiscal year, the Morningstar
®
Insurance Allocation – 50%
to 70% Equity Category, a group of funds that Morningstar, Inc.
considers to have investment strategies similar to those of the
Fund, gained 14.84%. This return serves as a peer comparison and is expressed net of operating expenses.
How did market conditions affect the Fund’s
performance?
Over the fiscal year, global inflation continued to moderate as central bank rate hikes percolated through the economy. At the end of the first quarter of 2023, the collapses of Silicon Valley
Bank and Credit Suisse highlighted the impacts that the rate hikes had on banks. The regional banking crisis in March precipitated fears of contagion risk in the financial sector but fears of a long-
term impact were short-lived as markets rebounded. Despite
the hardships faced by interest rate-sensitive sectors, a resilient economy played a pivotal role in propelling risk assets forward.
In equity markets, the U.S., Japan and Europe had the strongest regional returns over the period. In the U.S., the equity rally that started in the fourth quarter of 2022 was highlighted by outsized performance from large cap growth names. Communication
Services and Information Technology were the strongest sectors in the U.S., while Utilities and Consumer Staples generally
underperformed. In the fixed income markets, bonds with credit risk tended to generate better returns than investments in similar maturity government bonds. The ICE BofAML MOVE Index,
which measures bond volatility, continued to stay at elevated levels during the fiscal year as central banks maintained a
hawkish posture. In the fourth quarter, sentiment shifted due to a change in the U.S. Federal Reserve’s (the “Fed”) rhetoric, leading the market to price in a dovish pivot in the Fed’s policy stance, which helped the Bloomberg U.S. Aggregate Bond
Index return 6.82% for the final quarter of the year.
How did the investment strategies and techniques
employed by the Fund and the Underlying Funds
affect the Fund’s performance?
The Fund is a fund of funds, and its performance is largely based on RIM’s target strategic asset allocations and the performance of the Underlying Funds in which the Fund invests. In order
to seek to achieve the Fund’s objective during the fiscal year,
RIM’s target strategic asset allocation included investments in global equity, fixed income, multi-asset and alternative
Underlying Funds.
Overall, the Fund’s asset allocation was additive relative to the primary benchmark over the fiscal year. Equities generally outperformed the Fund’s primary benchmark over the fiscal
year. Government bonds generated positive returns for the
year. Yields on U.S. treasuries dropped sharply in November
and December, as the market started pricing in a Fed pivot and rate cuts in 2024. Within equities, underlying preferences for small-cap securities detracted. An underweight to U.S. large cap equities and overweight to international equities also detracted.
Global real estate underperformed equities as the rise in interest rates put pressure on the sector, though the sector outperformed the Fund’s primary fixed income benchmark.
Equity markets delivered strong positive returns over the fiscal year, with high volatility levels. In terms of Underlying Fund performance, the RIC Global Equity Fund slightly lagged its
benchmark, with growth managers being the top performers,
while low volatility managers had the weakest performance.
The U.S. Small Cap Equity Fund delivered absolute positive
returns over the period, but underperformed its benchmark
due to exposure to the smallest market capitalization stocks.
The U.S. Strategic Equity Fund provided strong total returns, broadly in line with the Russell 1000
®
Index. The Underlying
Fund maintained exposure to companies with lower valuation,
higher quality and growth, and lower market capitalization
compared to its benchmark.

Russell Investment Funds
Balanced Strategy Fund
Portfolio Management Discussion and Analysis, continued — December 31,
2023 (Unaudited)
20 Balanced Strategy Fund
Fixed income performance was mixed over the fiscal year,
delivering absolute positive returns. The Strategic Bond Fund underperformed its benchmark due to a long duration posture.
The multi-asset and alternative portions of the Fund’s portfolio delivered positive returns over the fiscal year. The RIC Multi-
Strategy Income Fund outperformed its underlying benchmark,
benefiting from an overweight to risky assets on average and relatively high exposure to growth and volatility. Nimble
tactical asset allocation was additive. Within the Global Real
Estate Securities Fund, favorable security selection within the health care sector drove the Underlying Fund’s performance. An overweight to and positive stock selection within the technology sector further contributed to benchmark-relative performance.
The RIC Global Infrastructure Fund outperformed its underlying benchmark, the S&P Global Infrastructure Index (net of tax on
dividends from foreign holdings), over the one-year period.
Describe any changes to the Fund’s structure or
allocation to the Underlying Funds.
In March 2023, RIM modified the Fund’s target strategic asset allocation, which resulted in a decrease in equity exposures and an increase in exposures to core bonds. Specifically, RIM modified the Fund’s target strategic asset allocation to 56%
to equity, 32% to fixed income, 8% to multi-asset and 4% to
alternative asset classes. As a result of the target strategic asset allocation changes, RIM added an allocation to the RIC Global
Infrastructure Fund.
In September 2023, RIM modified the Fund’s target strategic
asset allocation to better align with RIM’s preferred positioning, primarily with respect to credit and duration exposures.
Specifically, RIM modified the Fund’s target strategic asset allocation to 56% to equity, 32.5% to fixed income, 7% to multi-
asset and 4.5% to alternative asset classes. As a result of the target strategic asset allocation changes, RIM added allocations to the RIC Long Duration Bond Fund and RIC Short Duration
Bond Fund and removed an allocation to the RIC Unconstrained
Total Return Fund.
The views expressed in this report reflect those of
the portfolio managers only through the end of the
fiscal year covered by the report. These views do not
necessarily represent the views of RIM, or any other
person in RIM or any other affiliated organization.
These views are subject to change at any time based
upon market conditions or other events, and RIM
disclaims any responsibility to update the views
contained herein. These views should not be relied
on as investment advice and, because investment
decisions for a Russell Investment Funds (“RIF”)
Fund are based on numerous factors, should not be
relied on as an indication of investment decisions of
any RIF Fund.
* Assumes initial investment on January 1, 2014.
** Bloomberg U.S. Aggregate Bond Index is an index, with income reinvested, generally representative of intermediate-term government bonds, investment grade corporate debt securities and mortgage-backed securities.
*** Russell 1000
®
Index includes the 1,000 largest companies in the Russell 3000
®
Index. The Russell 1000
®
Index return reflects adjustments from income
dividends and capital gain distributions reinvested as of the ex-dividend dates.
**** MSCI World ex USA Index (Net) is a free float - adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets, excluding the U.S. The index consists of 22 developed market country indexes.
§ Annualized.
The performance shown in this section does not reflect any Insurance Company Separate Account or Policy Charges. Performance is historical and assumes reinvestment of all dividends and capital gains.  Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than when purchased.  Past performance is not indicative of future results.  Additionally, the returns presented herein may differ from the performance reported in the Financial Highlights as the returns herein are calculated in a manner consistent with standardized performance in accordance with Securities and
Exchange Commission rules, while the performance in the Financial Highlights has been calculated in accordance with U.S. Generally Accepted Accounting
Principles (“U.S. GAAP”).

Russell Investment Funds
Balanced Strategy Fund
Shareholder Expense Example — December 31, 2023 (Unaudited)
Balanced Strategy Fund 21
Fund Expenses
The following disclosure provides important information
regarding the Fund’s Shareholder Expense Example
(“Example”).
Example
As a shareholder of the Fund, you incur two types of costs: (1)
transaction costs, and (2) ongoing costs, including advisory and administrative fees and other Fund expenses. The Example is
intended to help you understand your ongoing costs (in dollars)
of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this Fund is from July 1, 2023 to December 31, 2023 .
Actual Expenses
The information in the table under the heading “Actual
Performance” provides information about actual account
values and actual expenses. You may use the information in
this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first column in the row entitled “Expenses Paid During
Period” to estimate the expenses you paid on your account
during this period.
Hypothetical Example for Comparison Purposes
The information in the table under the heading “Hypothetical
Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses
based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the
Fund’s actual return. The hypothetical account values and
expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the
Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant
to highlight your ongoing costs only and do not reflect any
transactional costs. Therefore, the information under the heading
“Hypothetical Performance (5% return before expenses)” is
useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The fees and expenses shown in this
section do not reflect any Insurance Company Separate Account
Policy Charges.
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
July 1, 2023 $ 1,000.00 $ 1,000.00
Ending Account Value
December 31, 2023 $ 1,057.30 $ 1,024.50
Expenses Paid During Period* $ 0.73 $ 0.71
* Expenses are equal to the Fund's annualized expense ratio of 0.14%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-
half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

Russell Investment Funds
Balanced Strategy Fund
Schedule of Investments — December 31, 2023
See accompanying notes which are an integral part of the financial statements.
22 Balanced Strategy Fund
Amounts in thousands (except share amounts)
Shares
Fair
Value
$
Investments in Affiliated Funds - 100.1%
Alternative - 4.5%
RIC Global Infrastructure Fund Class Y 490,535 4,263
RIF Global Real Estate Securities Fund 403,801 5,407
9,670
Domestic Equities - 20.2%
RIF U.S. Small Cap Equity Fund 542,238 7,635
RIF U.S. Strategic Equity Fund 1,843,529 35,322
42,957
Fixed Income - 32.2%
RIC Long Duration Bond Fund Class Y 899,326 7,456
RIC Short Duration Bond Fund Class Y 220,668 4,111
RIF Strategic Bond Fund 6,456,198 57,008
68,575
International Equities - 36.2%
RIC Emerging Markets Fund Class Y 423,674 6,397
RIC Global Equity Fund Class Y 6,961,160 64,182
RIF International Developed Markets Fund 538,591 6,479
77,058
Multi-Asset - 7.0%
RIC Multi-Strategy Income Fund Class Y 1,608,554 14,943
Total Investments in Affiliated Funds
(cost $203,279) 213,203
Total Investments - 100.1%
(identified cost $203,279) 213,203
Other Assets and Liabilities, Net - (0.1)%
(112)
Net Assets - 100.0%
213,091

Russell Investment Funds
Balanced Strategy Fund
See accompanying notes which are an integral part of the financial statements.
Balanced Strategy Fund 23
Statement of Assets and Liabilities — December 31, 2023
Amounts in thousands
Assets
Investments, at identified cost ......................................................................................................................................................
$ 203,279
Investments, at fair value(>) ........................................................................................................................................................
213,203
Receivables:
Investments sold ............................................................................................................................................................... 53
Prepaid expenses .......................................................................................................................................................................... 1
Total assets ...............................................................................................................................................................
213,257
Liabilities
Payables:
Fund shares redeemed ...................................................................................................................................................... 53
Accrued fees to affiliates .................................................................................................................................................. 18
Other accrued expenses .................................................................................................................................................... 95
Total liabilities ...........................................................................................................................................................
166
Net Assets ...............................................................................................................................................................
$ 213,091

Russell Investment Funds
Balanced Strategy Fund
See accompanying notes which are an integral part of the financial statements.
24 Balanced Strategy Fund
Statement of Assets and Liabilities, continued — December 31, 2023
Amounts in thousands
Net Assets Consist of:
Total distributable earnings (losses) .............................................................................................................................................
$ 4,338
Shares of beneficial interest .........................................................................................................................................................
231
Additional paid-in capital ............................................................................................................................................................
208,522
Net Assets ...............................................................................................................................................................
$ 213,091
Net Asset Value
,
offering and redemption price per share:
Net asset value per share: (#) ...................................................................................................................................................... $ 9.21
Net assets ............................................................................................................................................................................. $ 213,091,265
Shares outstanding ($.01 par value) ..................................................................................................................................... 23,135,490
Amounts in thousands
(>)     Investments in affiliated funds $ 213,203
(#) Net asset value per share equals net assets divided by shares of beneficial interest outstanding.

Russell Investment Funds
Balanced Strategy Fund
See accompanying notes which are an integral part of the financial statements.
Balanced Strategy Fund 25
Statement of Operations — For the Period Ended December 31, 2023
Amounts in thousands
Investment Income
Income distributions from affiliated funds ................................................................................................................................... $ 4,440
Expenses
Advisory fees ................................................................................................................................................................... 413
Administrative fees .......................................................................................................................................................... 88
Custodian fees .................................................................................................................................................................. 27
Transfer agent fees .......................................................................................................................................................... 9
Professional fees .............................................................................................................................................................. 49
Trustees’ fees .................................................................................................................................................................... 12
Printing fees ..................................................................................................................................................................... 21
Miscellaneous .................................................................................................................................................................. 11
Expenses before reductions .............................................................................................................................................. 630
Expense reductions .......................................................................................................................................................... (341)
Net expenses ................................................................................................................................................................................
289
Net investment income (loss) .......................................................................................................................................................
4,151
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments in affiliated funds ......................................................................................................................................... (3,686)
Capital gain distributions from affiliated funds ............................................................................................................... 543
Net realized gain (loss) ................................................................................................................................................................
(3,143)
Net change in unrealized appreciation (depreciation) on:
Investments in affiliated funds ......................................................................................................................................... 27,198
Net change in unrealized appreciation (depreciation) ................................................................................................................. 27,198
Net realized and unrealized gain (loss) ........................................................................................................................................ 24,055
Net Increase (Decrease) in Net Assets from Operations ....................................................................................
$ 28,206

Russell Investment Funds
Balanced Strategy Fund
See accompanying notes which are an integral part of the financial statements.
26 Balanced Strategy Fund
Statements of Changes in Net Assets
Amounts in thousands
For the Periods Ended December 31,
2023 2022
Increase (Decrease) in Net Assets
Operations
Net investment income (loss) .............................................................................................................. $ 4,151 $ 3,483
Net realized gain (loss) ....................................................................................................................... (3,143) 549
Net change in unrealized appreciation (depreciation) ........................................................................ 27,198 (46,329)
Net increase (decrease) in net assets from operations .............................................................................. 28,206 (42,297)
Distributions
To shareholders ................................................................................................................................... (3,273) (11,723)
Net decrease in net assets from distributions ............................................................................................ (3,273) (11,723)
Share Transactions*
Net increase (decrease) in net assets from share transactions ................................................................... (14,847) (3,390)
Total Net Increase (Decrease) in Net Assets ........................................................................
10,086 (57,410)
Net Assets
Beginning of period .................................................................................................................................. 203,005 260,415
End of period .............................................................................................................................................
$ 213,091 $ 203,005
* Share transaction amounts (in thousands) for the periods ended December 31, 2023 and December 31, 2022 were as follows:
2023 2022
Shares Dollars Shares Dollars
Proceeds from shares sold 569 $ 4,918 685 $ 6,299
Proceeds from reinvestment of distributions 372 3,273 1,297 11,723
Payments for shares redeemed (2,662) (23,038) (2,448) (21,412)
Total increase (decrease)
(1,721) $ (14,847) (466) $ (3,390)

Russell Investment Funds
Balanced Strategy Fund
Financial Highlights — For the Periods Ended
See accompanying notes which are an integral part of the financial statements.
28 Balanced Strategy Fund
For a Share Outstanding Throughout Each Period.
$
Net Asset Value,
Beginning of
Period
$
Net Investment
Income (Loss)
(ƥ)(‡)(Ƃ)
$
Net Realized
and Unrealized
Gain (Loss)
$
Total from
Investment
Operations
$
Distributions
from Net
Investment Income
$
Distributions
from Net
Realized Gain
December 31, 2023 8.17 .17 1.01 1.18 (.12) (.02)
December 31, 2022 10.28 .14 (1.78) (1.64) (.16) (.31)
December 31, 2021 10.26 .40 .89 1.29 (.51) (.76)
December 31, 2020 9.78 .14 .58 .72 (.11) (.13)
December 31, 2019 8.70 .27 1.13 1.40 (.15) (.17)

See accompanying notes which are an integral part of the financial statements.
Balanced Strategy Fund 29
$
Total
Distributions
$
Net Asset Value,
End of
Period
%
Total
Return
(◊)
$
Net Assets,
End of Period
(000)
%
Ratio of Expenses
to Average
Net Assets,
Gross
(∏)
%
Ratio of Expenses
to Average
Net Assets,
Net
(∏)(Ƃ)
%
Ratio of Net
Investment Income
to Average
Net Assets
(‡)(Ƃ)
%
Portfolio
Turnover Rate
(.14) 9.21 14.52 213,091 .3 1 .14 2.01 18
(.47) 8.17 (16.35) 203,005 .31 .14 1.58 6
(1.27) 10.28 13.04 260,415 .31 .14 3.76 47
(.24) 10.26 7.65 249,718 .33 .14 1.55 17
(.32) 9.78 16.32 263,673 .32 .14 2.89 32

Russell Investment Funds
Balanced Strategy Fund
See accompanying notes which are an integral part of the financial statements.
30 Balanced Strategy Fund
Related Party Transactions, Fees and Expenses
Accrued fees payable to affiliates as of December 31, 2023 were as follows:
Transactions (amounts in thousands) during the period ended December 31, 2023 with Underlying Funds which are, or were, an affiliated company are as follows:
Federal Income Taxes
At December 31, 2023, the cost of investments, net unrealized appreciation (depreciation), and components of distributable earnings for income tax purposes were as follows:
For the fiscal years ended December 31, 2023 and December 31, 2022, respectively, the Fund made the following tax basis distributions:
Advisory fees $ 7,8 1 0
Administrative fees 7,554
Transfer agent fees 7 8 2
Trustee fees 2,257
$ 18,40 3
Fair Value,
Beginning of
Period Purchases Sales
Realized Gain
(Loss)
Change in
Unrealized
Gain (Loss)
Fair Value, End
of Period
Income
Distributions
Capital Gains
Distributions
RIC Global Infrastructure Fund $ — $ 4,467 $ 368 $ 7 $ 157 $ 4,263 $ 116 $ —
RIF Global Real Estate Securities
Fund 7,965 1,424 4,278 (1,143) 1,439 5,407 82 —
RIF U.S. Small Cap Equity Fund 8,019 540 1,804 (162) 1,042 7,635 51 49
RIF U.S. Strategic Equity Fund 29,128 6,056 6,172 (1,038) 7,348 35,322 452 494
RIC Long Duration Bond Fund — 7,255 152 1 352 7,456 26 —
RIC Short Duration Bond Fund — 4,246 210 (1) 76 4,111 42 —
RIC Unconstrained Total Return
Fund 4,077 66 4,238 (184) 279 — — —
RIF Strategic Bond Fund 56,285 8,282 7,893 (318) 652 57,008 1,674 —
RIC Emerging Markets Fund 5,082 2,384 1,373 (275) 579 6,397 163 —
RIC Global Equity Fund 65,649 1,856 16,019 (1,252) 13,948 64,182 897 —
RIF International Developed
Markets Fund 10,460 311 5,414 1,033 89 6,479 129 —
RIC Multi-Strategy Income Fund 16,437 995 3,372 (354) 1,237 14,943 808 —
$ 203,102 $ 37,882 $ 51,293 $ (3,686) $ 27,198 $ 213,203 $ 4,440 $ 543
Cost of
Investments
Unrealized
Appreciation
Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
Undistributed
Ordinary Income
Undistributed
Long-Term
Capital Gains
(Capital Loss
Carryforward)
$ 205,225,164 $ 15,638,735 $ (7,660,751) $ 7,977,984 $ 1,264,973 $ (3,320,913)
December 31, 2023 December 31, 2022
Ordinary Income
Distributions
Long-Term
Capital Gain
Distributions
Return of
Capital
Ordinary Income
Distributions
Long-Term
Capital Gain
Distributions
Return of
Capital
$ 2,885,861 $ 386,767 $ — $ 3,596,670 $ 8,126,266 $ —

Russell Investment Funds
Balanced Strategy Fund
See accompanying notes which are an integral part of the financial statements.
Balanced Strategy Fund 31
Net investment income and net realized gains (losses) in the financial statements may differ from taxable net investment income and net realized gains (losses). Capital accounts within the financial statements are adjusted for permanent differences between book and tax accounting. These differences may be due to foreign currency gains or losses, reclassifications of dividends and/or differences in treatment of income from swaps. These adjustments have no impact on the net assets. At December 31, 2023, there were no adjustments to the Statement of Assets and Liabilities.
Federal Income Taxes, continued

Russell Investment Funds
Growth Strategy Fund
Portfolio Management Discussion and Analysis — December 31, 2023
(Unaudited)
32 Growth Strategy Fund
Growth Strategy Fund
Total
Return
1 Year 17 .96%
5 Years 8 .25%§
10 Years 5 .69%§
Russell 1000
®
Index
**
Total
Return
1 Year 26 .53%
5 Years 15 .52%§
10 Years 11 .80%§
Bloomberg U.S. Aggregate Bond Index
***
Total
Return
1 Year 5 .53%
5 Years 1 .10%§
10 Years 1 .81%§
MSCI World ex USA Index (Net)
****
Total
Return
1 Year 17 .94%
5 Years 8 .45%§
10 Years 4 .32%§

Russell Investment Funds
Growth Strategy Fund
Portfolio Management Discussion and Analysis, continued — December 31,
2023 (Unaudited)
Growth Strategy Fund 33
The Growth Strategy Fund (the “Fund”) is a fund of funds that invests in other Russell Investment Funds (“RIF”) and Russell
Investment Company (“RIC”) mutual funds (the “Underlying
Funds”). Certain Underlying Funds employ a multi-manager
approach whereby portions of the Underlying Funds are
allocated to different money manager strategies. Underlying
Fund assets not allocated to money managers are managed by
Russell Investment Management, LLC (“RIM”), the Fund’s
and Underlying Funds’ advisor. RIM, as the Underlying Funds’
advisor, may change the allocation of the Underlying Funds’
assets among money managers at any time. An exemptive
order from the Securities and Exchange Commission permits
RIM to engage or terminate a money manager in an Underlying
Fund at any time, subject to approval by the Underlying Fund’s
Board, without a shareholder vote. Pursuant to the terms of the exemptive order, an Underlying Fund is required to notify its shareholders within 90 days of when a money manager begins
providing services.
What is the Fund’s investment objective?
The Fund seeks to provide high long-term capital appreciation, and as a secondary objective, current income.
How did the Fund perform relative to its benchmark
for the fiscal year ended December 31, 2023?
For the fiscal year ended December 31, 2023 (the “fiscal year”), the Fund gained 17.96%. This is compared to the Fund’s
primary benchmark, the Russell 1000
®
Index, which gained
26.53% during the fiscal year. The Fund’s performance includes operating expenses, whereas index returns are unmanaged and
do not include expenses of any kind.
For the fiscal year, the Morningstar
®
Insurance Allocation – 70%
to 85% Equity Category, a group of funds that Morningstar, Inc.
considers to have investment strategies similar to those of the
Fund, gained 16.50%. This return serves as a peer comparison and is expressed net of operating expenses.
How did market conditions affect the Fund’s
performance?
Over the fiscal year, global inflation continued to moderate as central bank rate hikes percolated through the economy. At the end of the first quarter of 2023, the collapses of Silicon Valley
Bank and Credit Suisse highlighted the impacts that the rate hikes had on banks. The regional banking crisis in March precipitated fears of contagion risk in the financial sector but fears of a long-
term impact were short-lived as markets rebounded. Despite
the hardships faced by interest rate-sensitive sectors, a resilient economy played a pivotal role in propelling risk assets forward.
In equity markets, the U.S., Japan and Europe had the strongest regional returns over the period. In the U.S., the equity rally that started in the fourth quarter of 2022 was highlighted by outsized performance from large cap growth names. Communication
Services and Information Technology were the strongest sectors in the U.S., while Utilities and Consumer Staples generally
underperformed. In the fixed income markets, bonds with credit risk tended to generate better returns than investments in similar maturity government bonds. The ICE BofAML MOVE Index,
which measures bond volatility, continued to stay at elevated levels during the fiscal year as central banks maintained a
hawkish posture. In the fourth quarter, sentiment shifted due to a change in the U.S. Federal Reserve’s (the “Fed”) rhetoric, leading the market to price in a dovish pivot in the Fed’s policy stance, which helped the Bloomberg U.S. Aggregate Bond
Index return 6.82% for the final quarter of the year.
How did the investment strategies and techniques
employed by the Fund and the Underlying Funds
affect the Fund’s performance?
The Fund is a fund of funds, and its performance is largely based on RIM’s target strategic asset allocations and the performance of the Underlying Funds in which the Fund invests. In order
to seek to achieve the Fund’s objective during the fiscal year,
RIM’s target strategic asset allocation included investments in global equity, fixed income, multi-asset and alternative
Underlying Funds.
Overall, the Fund’s asset allocation detracted relative to
the primary benchmark over the fiscal year. While fixed
income generated positive returns for the year, it generally underperformed U.S. equities and the Fund’s duration and credit exposure detracted. Yields on U.S. treasuries dropped sharply in November and December, as the market started pricing in
a Fed pivot and rate cuts in 2024. Within equities, underlying preferences for small-cap securities detracted. An underweight to U.S. large cap equities and overweight to international
equities also detracted. Global real estate underperformed
the Fund’s primary benchmark as the rise in interest rates put pressure on the sector.
Equity markets delivered strong positive returns over the fiscal year, with high levels of volatility. In terms of Underlying Fund performance, the RIC Global Equity Fund slightly lagged its
benchmark, with growth managers being the top performers,
while low volatility managers had the weakest performance.
The U.S. Small Cap Equity Fund delivered absolute positive
returns over the period, but underperformed its benchmark
due to exposure to the smallest market capitalization stocks.
The U.S. Strategic Equity Fund provided strong total returns, broadly in line with the Russell 1000
®
Index. The Underlying
Fund maintained exposure to companies with lower valuation,
higher quality and growth, and lower market capitalization
compared to its benchmark.

Russell Investment Funds
Growth Strategy Fund
Portfolio Management Discussion and Analysis, continued — December 31,
2023 (Unaudited)
34 Growth Strategy Fund
Fixed income was a detractor over the fiscal year, delivering positive absolute returns, but underperforming versus the
Russell 1000
®
Index. The Strategic Bond Fund underperformed
its benchmark due to a long duration posture.
The RIC Multi-Asset Growth Strategy Fund performed in line
with its underlying benchmark, holding allocations to risk assets including equities, credit, REITS and convertible bonds. Within the Global Real Estate Securities Fund, favorable security
selection within the health care sector drove the Underlying
Fund’s performance. An overweight to and positive stock
selection within the technology sector further contributed to benchmark-relative performance. The RIC Global Infrastructure
Fund outperformed its underlying benchmark, the S&P Global
Infrastructure Index (net of tax on dividends from foreign
holdings), over the one-year period.
Describe any changes to the Fund’s structure or
allocation to the Underlying Funds.
In March 2023, RIM modified the Fund’s target strategic asset allocation, which resulted in a decrease in equity exposures and an increase in exposures to core bonds. Specifically, RIM modified the Fund’s target strategic asset allocation to 71%
to equity, 14% to fixed income, 10% to multi-asset and 5% to alternative asset classes. As a result of the target strategic asset allocation changes, RIM added an allocation to the RIC Global
Infrastructure Fund.
In September 2023, RIM modified the Fund’s target strategic
asset allocation to better align with RIM’s preferred positioning, primarily with respect to credit and duration exposures.
Specifically, RIM modified the Fund’s target strategic asset allocation to 72% to equity, 14.5% to fixed income, 8% to multi-
asset and 5.5% to alternative asset classes. As a result of the target strategic asset allocation changes, RIM added allocations to the RIC Long Duration Bond Fund and RIC Opportunistic
Credit Fund and removed an allocation to the RIC Unconstrained
Total Return Fund.
The views expressed in this report reflect those of
the portfolio managers only through the end of the
fiscal year covered by the report. These views do not
necessarily represent the views of RIM, or any other
person in RIM or any other affiliated organization.
These views are subject to change at any time based
upon market conditions or other events, and RIM
disclaims any responsibility to update the views
contained herein. These views should not be relied
on as investment advice and, because investment
decisions for a Russell Investment Funds (“RIF”)
Fund are based on numerous factors, should not be
relied on as an indication of investment decisions of
any RIF Fund.
* Assumes initial investment on January 1, 2014.
** Russell 1000
®
Index includes the 1,000 largest companies in the Russell 3000
®
Index. The Russell 1000
®
Index return reflects adjustments from income
dividends and capital gain distributions reinvested as of the ex-dividend dates.
*** Bloomberg U.S. Aggregate Bond Index is an index, with income reinvested, generally representative of intermediate-term government bonds, investment grade corporate debt securities and mortgage-backed securities.
**** MSCI World ex USA Index (Net) is a free float ‐ adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets, excluding the U.S. The index consists of 22 developed market country indexes.
§ Annualized.
The performance shown in this section does not reflect any Insurance Company Separate Account or Policy Charges. Performance is historical and assumes reinvestment of all dividends and capital gains.  Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than when purchased.  Past performance is not indicative of future results.  Additionally, the returns presented herein may differ from the performance reported in the Financial Highlights as the returns herein are calculated in a manner consistent with standardized performance in accordance with Securities and
Exchange Commission rules, while the performance in the Financial Highlights has been calculated in accordance with U.S. Generally Accepted Accounting
Principles (“U.S. GAAP”).

Russell Investment Funds
Growth Strategy Fund
Shareholder Expense Example — December 31, 2023 (Unaudited)
Growth Strategy Fund 35
Fund Expenses
The following disclosure provides important information
regarding the Fund’s Shareholder Expense Example
(“Example”).
Example
As a shareholder of the Fund, you incur two types of costs: (1)
transaction costs, and (2) ongoing costs, including advisory and administrative fees and other Fund expenses. The Example is
intended to help you understand your ongoing costs (in dollars)
of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this Fund is from July 1, 2023 to December 31, 2023 .
Actual Expenses
The information in the table under the heading “Actual
Performance” provides information about actual account
values and actual expenses. You may use the information in
this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first column in the row entitled “Expenses Paid During
Period” to estimate the expenses you paid on your account
during this period.
Hypothetical Example for Comparison Purposes
The information in the table under the heading “Hypothetical
Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses
based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the
Fund’s actual return. The hypothetical account values and
expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the
Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant
to highlight your ongoing costs only and do not reflect any
transactional costs. Therefore, the information under the heading
“Hypothetical Performance (5% return before expenses)” is
useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The fees and expenses shown in this
section do not reflect any Insurance Company Separate Account
Policy Charges.
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
July 1, 2023 $ 1,000.00 $ 1,000.00
Ending Account Value
December 31, 2023 $ 1,066.20 $ 1,024.45
Expenses Paid During Period* $ 0.78 $ 0.77
* Expenses are equal to the Fund's annualized expense ratio of 0.15%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-
half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

Russell Investment Funds
Growth Strategy Fund
Schedule of Investments — December 31, 2023
See accompanying notes which are an integral part of the financial statements.
36 Growth Strategy Fund
Amounts in thousands (except share amounts)
Shares
Fair
Value
$
Investments in Affiliated Funds - 100.1%
Alternative - 5.6%
RIC Global Infrastructure Fund Class Y 404,780 3,518
RIF Global Real Estate Securities Fund 470,066 6,294
9,812
Domestic Equities - 31.2%
RIF U.S. Small Cap Equity Fund 581,874 8,193
RIF U.S. Strategic Equity Fund 2,453,285 47,005
55,198
Fixed Income - 14.2%
RIC Long Duration Bond Fund Class Y 740,956 6,143
RIC Opportunistic Credit Fund Class Y 416,444 3,440
RIF Strategic Bond Fund 1,760,846 15,548
25,131
International Equities - 41.2%
RIC Emerging Markets Fund Class Y 520,084 7,853
RIC Global Equity Fund Class Y 5,588,424 51,525
RIF International Developed Markets Fund 1,113,377 13,394
72,772
Multi-Asset - 7.9%
RIC Multi-Asset Growth Strategy Fund Class Y 1,392,103 14,032
Total Investments in Affiliated Funds
(cost $157,877) 176,945
Total Investments - 100.1%
(identified cost $157,877) 176,945
Other Assets and Liabilities, Net - (0.1)%
(93)
Net Assets - 100.0%
176,852

Russell Investment Funds
Growth Strategy Fund
See accompanying notes which are an integral part of the financial statements.
Growth Strategy Fund 37
Statement of Assets and Liabilities — December 31, 2023
Amounts in thousands
Assets
Investments, at identified cost ......................................................................................................................................................
$ 157,877
Investments, at fair value(>) ........................................................................................................................................................
176,945
Receivables:
Investments sold ............................................................................................................................................................... 2
Fund shares sold ............................................................................................................................................................... 2
Prepaid expenses .......................................................................................................................................................................... 1
Total assets ...............................................................................................................................................................
176,95 0
Liabilities
Payables:
Fund shares redeemed ...................................................................................................................................................... 4
Accrued fees to affiliates .................................................................................................................................................. 15
Other accrued expenses .................................................................................................................................................... 7 9
Total liabilities ...........................................................................................................................................................
98
Net Assets ...............................................................................................................................................................
$ 176,852

Russell Investment Funds
Growth Strategy Fund
See accompanying notes which are an integral part of the financial statements.
38 Growth Strategy Fund
Statement of Assets and Liabilities, continued — December 31, 2023
Amounts in thousands
Net Assets Consist of:
Total distributable earnings (losses) .............................................................................................................................................
$ 13,57 9
Shares of beneficial interest .........................................................................................................................................................
187
Additional paid-in capital ............................................................................................................................................................
163,08 6
Net Assets ...............................................................................................................................................................
$ 176,852
Net Asset Value
,
offering and redemption price per share:
Net asset value per share: (#) ...................................................................................................................................................... $ 9.47
Net assets ............................................................................................................................................................................. $ 176,852,290
Shares outstanding ($.01 par value) ..................................................................................................................................... 18,673,635
Amounts in thousands
(>)     Investments in affiliated funds $ 176,945
(#) Net asset value per share equals net assets divided by shares of beneficial interest outstanding.

Russell Investment Funds
Growth Strategy Fund
See accompanying notes which are an integral part of the financial statements.
Growth Strategy Fund 39
Statement of Operations — For the Period Ended December 31, 2023
Amounts in thousands
Investment Income
Income distributions from affiliated funds ................................................................................................................................... $ 3,173
Expenses
Advisory fees ................................................................................................................................................................... 341
Administrative fees .......................................................................................................................................................... 72
Custodian fees .................................................................................................................................................................. 29
Transfer agent fees .......................................................................................................................................................... 7
Professional fees .............................................................................................................................................................. 47
Trustees’ fees .................................................................................................................................................................... 10
Printing fees ..................................................................................................................................................................... 17
Miscellaneous .................................................................................................................................................................. 10
Expenses before reductions .............................................................................................................................................. 533
Expense reductions .......................................................................................................................................................... (277)
Net expenses ................................................................................................................................................................................
256
Net investment income (loss) .......................................................................................................................................................
2,917
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments in affiliated funds ......................................................................................................................................... (4,456)
Capital gain distributions from affiliated funds ............................................................................................................... 649
Net realized gain (loss) ................................................................................................................................................................
(3,807)
Net change in unrealized appreciation (depreciation) on:
Investments in affiliated funds ......................................................................................................................................... 28,902
Net change in unrealized appreciation (depreciation) ................................................................................................................. 28,902
Net realized and unrealized gain (loss) ........................................................................................................................................ 25,095
Net Increase (Decrease) in Net Assets from Operations ....................................................................................
$ 28,012

Russell Investment Funds
Growth Strategy Fund
See accompanying notes which are an integral part of the financial statements.
40 Growth Strategy Fund
Statements of Changes in Net Assets
Amounts in thousands
For the Periods Ended December 31,
2023 2022
Increase (Decrease) in Net Assets
Operations
Net investment income (loss) .............................................................................................................. $ 2,917 $ 2,162
Net realized gain (loss) ....................................................................................................................... (3,807) 1,70 4
Net change in unrealized appreciation (depreciation) ........................................................................ 28,902 (39,14 9 )
Net increase (decrease) in net assets from operations .............................................................................. 28,012 (35,283)
Distributions
To shareholders ................................................................................................................................... (2,791) (10,518)
Net decrease in net assets from distributions ............................................................................................ (2,791) (10,518)
Share Transactions*
Net increase (decrease) in net assets from share transactions ................................................................... (11,845) (149)
Total Net Increase (Decrease) in Net Assets ........................................................................
13,376 (45,950)
Net Assets
Beginning of period .................................................................................................................................. 163,476 209,426
End of period .............................................................................................................................................
$ 176,852 $ 163,476
* Share transaction amounts (in thousands) for the periods ended December 31, 2023 and December 31, 2022 were as follows:
2023 2022
Shares Dollars Shares Dollars
Proceeds from shares sold 364 $ 3,15 1 420 $ 3,724
Proceeds from reinvestment of distributions 319 2,79 1 1,155 10,518
Payments for shares redeemed (2,050) (17,787) (1,604) (14,391)
Total increase (decrease)
(1,367) $ (11,845) (29) $ (149)

Russell Investment Funds
Growth Strategy Fund
Financial Highlights — For the Periods Ended
See accompanying notes which are an integral part of the financial statements.
42 Growth Strategy Fund
For a Share Outstanding Throughout Each Period.
$
Net Asset Value,
Beginning of
Period
$
Net Investment
Income (Loss)
( ƥ )( ‡ )( Ƃ )
$
Net Realized
and Unrealized
Gain (Loss)
$
Total from
Investment
Operations
$
Distributions
from Net
Investment Income
$
Distributions
from Net
Realized Gain
December 31, 2023 8.16 .15 1.30 1.45 (.07) (.07)
December 31, 2022 10.44 .11 (1.86) (1.75) (.11) (.42)
December 31, 2021 10.32 .46 1.27 1.73 (.51) (1.10)
December 31, 2020 9.72 .09 .82 .91 (.15) (.16)
December 31, 2019 8.76 .23 1.31 1.54 (.07) (.51)

See accompanying notes which are an integral part of the financial statements.
Growth Strategy Fund 43
$
Total
Distributions
$
Net Asset Value,
End of
Period
%
Total
Return
( ◊ )
$
Net Assets,
End of Period
(000)
%
Ratio of Expenses
to Average
Net Assets,
Gross
( ∏ )
%
Ratio of Expenses
to Average
Net Assets,
Net
( ∏ )( Ƃ )
%
Ratio of Net
Investment Income
to Average
Net Assets
( ‡ )( Ƃ )
%
Portfolio
Turnover Rate
(.14) 9.47 17.96 176,852 .31 .15 1.71 30
(.53) 8.16 (17.20) 163,476 .31 .15 1.23 5
(1.61) 10.44 17.44 209,426 .32 .15 4.20 53
(.31) 10.32 9.75 198,806 .33 .15 .97 16
(.58) 9.72 18.06 205,409 .33 . 15 2.48 35

Russell Investment Funds
Growth Strategy Fund
See accompanying notes which are an integral part of the financial statements.
44 Growth Strategy Fund
Related Party Transactions, Fees and Expenses
Accrued fees payable to affiliates as of December 31, 2023 were as follows:
Transactions (amounts in thousands) during the period ended December 31, 2023 with Underlying Funds which are, or were, an affiliated company are as follows:
Federal Income Taxes
At December 31, 2023, the cost of investments, net unrealized appreciation (depreciation), and components of distributable earnings for income tax purposes were as follows:
For the fiscal years ended December 31, 2023 and December 31, 2022, respectively, the Fund made the following tax basis distributions :
Advisory fees $ 6,699
Administrative fees 6,249
Transfer agent fees 647
Trustee fees 1,708
$ 15,303
Fair Value,
Beginning of
Period Purchases Sales
Realized Gain
(Loss)
Change in
Unrealized
Gain (Loss)
Fair Value, End
of Period
Income
Distributions
Capital Gains
Distributions
RIC Global Infrastructure Fund $ — $ 3,665 $ 275 $ (4) $ 132 $ 3,518 $ 95 $ —
RIF Global Real Estate Securities
Fund 7,848 1,212 3,144 (801) 1,179 6,294 99 —
RIF U.S. Small Cap Equity Fund 6,452 2,374 1,640 (99) 1,106 8,193 56 52
RIF U.S. Strategic Equity Fund 33,093 18,026 11,023 (1,223) 8,132 47,005 556 597
RIC Long Duration Bond Fund — 6,126 267 (8) 292 6,143 21 —
RIC Opportunistic Credit Fund — 3,628 246 (5) 63 3,440 120 —
RIC Unconstrained Total Return
Fund 3,266 109 3,452 (146) 223 — — —
RIF Strategic Bond Fund 14,393 6,497 5,262 (259) 179 15,548 490 —
RIC Emerging Markets Fund 3,268 4,627 306 (22) 286 7,853 201 —
RIC Global Equity Fund 67,828 721 29,324 (1,943) 14,243 51,525 717 —
RIF International Developed
Markets Fund 11,000 3,938 3,048 390 1,114 13,394 238 —
RIC Multi-Asset Growth Strategy
Fund 16,406 732 4,723 (336) 1,953 14,032 580 —
$ 163,554 $ 51,655 $ 62,710 $ (4,456) $ 28,902 $ 176,945 $ 3,173 $ 649
Cost of
Investments
Unrealized
Appreciation
Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
Undistributed
Ordinary Income
Undistributed
Long-Term
Capital Gains
(Capital Loss
Carryforward)
$ 159,363,382 $ 20,319,125 $ (2,737,543) $ 17,581,582 $ 1,517,208 $ (3,963,727)
December 31, 2023 December 31, 2022
Ordinary Income
Distributions
Long-Term
Capital Gain
Distributions
Return of
Capital
Ordinary Income
Distributions
Long-Term
Capital Gain
Distributions
Return of
Capital
$ 1,399,698 $ 1,391,050 $ — $ 2,271,049 $ 8,247,066 $ —

Russell Investment Funds
Growth Strategy Fund
See accompanying notes which are an integral part of the financial statements.
Growth Strategy Fund 45
Net investment income and net realized gains (losses) in the financial statements may differ from taxable net investment income and net realized gains (losses). Capital accounts within the financial statements are adjusted for permanent differences between book and tax accounting. These differences may be due to foreign currency gains or losses, reclassifications of dividends and/or differences in treatment of income from swaps. These adjustments have no impact on the net assets. At December 31, 2023, there were no adjustments to the Statement of Assets and Liabilities.
Federal Income Taxes, continued

Russell Investment Funds
Equity Growth Strategy Fund
Portfolio Management Discussion and Analysis — December 31, 2023
(Unaudited)
46 Equity Growth Strategy Fund
Equity Growth Strategy Fund
Total
Return
1 Year 19 .52%
5 Years 8 .88%§
10 Years 6 .03%§
Russell 1000
®
Index
**
Total
Return
1 Year 26 .53%
5 Years 15 .52%§
10 Years 11 .80%§
MSCI World ex USA Index (Net)
***
Total
Return
1 Year 17 .94%
5 Years 8 .45%§
10 Years 4 .32%§

Russell Investment Funds
Equity Growth Strategy Fund
Portfolio Management Discussion and Analysis, continued — December 31,
2023 (Unaudited)
Equity Growth Strategy Fund 47
The Equity Growth Strategy Fund (the “Fund”) is a fund of
funds that invests in other Russell Investment Funds (“RIF”)
and Russell Investment Company (“RIC”) mutual funds (the
“Underlying Funds”). Certain Underlying Funds employ a multi-
manager approach whereby portions of the Underlying Funds
are allocated to different money manager strategies. Underlying
Fund assets not allocated to money managers are managed by
Russell Investment Management, LLC (“RIM”), the Fund’s
and Underlying Funds’ advisor. RIM, as the Underlying Funds’
advisor, may change the allocation of the Underlying Funds’
assets among money managers at any time. An exemptive
order from the Securities and Exchange Commission permits
RIM to engage or terminate a money manager in an Underlying
Fund at any time, subject to approval by the Underlying Fund’s
Board, without a shareholder vote. Pursuant to the terms of the exemptive order, an Underlying Fund is required to notify its shareholders within 90 days of when a money manager begins
providing services.
What is the Fund’s investment objective?
The Fund seeks to provide high long-term capital appreciation.
How did the Fund perform relative to its benchmark
for the fiscal year ended December 31, 2023?
For the fiscal year ended December 31, 2023 (the “fiscal year”), the Fund gained 19.52%. This is compared to the Fund’s
primary benchmark, the Russell 1000
®
Index, which gained
26.53% during the fiscal year. The Fund’s performance includes operating expenses, whereas index returns are unmanaged and
do not include expenses of any kind.
For the fiscal year, the Morningstar
®
Insurance Allocation – 75%
to 85% Equity Category, a group of funds that Morningstar, Inc.
considers to have investment strategies similar to those of the
Fund, gained 16.50%. This return serves as a peer comparison and is expressed net of operating expenses.
How did market conditions affect the Fund’s
performance?
Over the fiscal year, global inflation continued to moderate as central bank rate hikes percolated through the economy. At the end of the first quarter of 2023, the collapses of Silicon Valley
Bank and Credit Suisse highlighted the impacts that the rate hikes had on banks. The regional banking crisis in March precipitated fears of contagion risk in the financial sector but fears of a long-
term impact were short-lived as markets rebounded. Despite
the hardships faced by interest rate-sensitive sectors, a resilient economy played a pivotal role in propelling risk assets forward.
In equity markets, the U.S., Japan and Europe had the strongest regional returns over the period. In the U.S., the equity rally that started in the fourth quarter of 2022 was highlighted by outsized performance from large cap growth names. Communication
Services and Information Technology were the strongest sectors in the U.S., while Utilities and Consumer Staples generally
underperformed. In the fixed income markets, bonds with credit risk tended to generate better returns than investments in similar maturity government bonds. The ICE BofAML MOVE Index,
which measures bond volatility, continued to stay at elevated levels during the fiscal year as central banks maintained a
hawkish posture. In the fourth quarter, sentiment shifted due to a change in the U.S. Federal Reserve’s (the “Fed”) rhetoric, leading the market to price in a dovish pivot in the Fed’s policy stance, which helped the Bloomberg U.S. Aggregate Bond
Index return 6.82% for the final quarter of the year.
How did the investment strategies and techniques
employed by the Fund and the Underlying Funds
affect the Fund’s performance?
The Fund is a fund of funds, and its performance is largely based on RIM’s target strategic asset allocations and the performance of the Underlying Funds in which the Fund invests. In order
to seek to achieve the Fund’s objective during the fiscal year,
RIM’s target strategic asset allocation included investments in global equity, fixed income, multi-asset and alternative
Underlying Funds.
Overall, the Fund’s asset allocation detracted relative to
the primary benchmark over the fiscal year. While fixed
income generated positive returns for the year, it generally underperformed U.S. equities and the Fund’s duration and credit exposure detracted. Yields on U.S. treasuries dropped sharply in November and December, as the market started pricing in
a Fed pivot and rate cuts in 2024. Within equities, underlying preferences for small-cap securities detracted. An underweight to U.S. large cap equities and overweight to international
equities also detracted. Global real estate underperformed
the Fund’s primary benchmark as the rise in interest rates put pressure on the sector.
Equity markets delivered strong positive returns over the fiscal year, with high levels of volatility. In terms of Underlying Fund performance, the RIC Global Equity Fund slightly lagged its
benchmark, with growth managers being the top performers,
while low volatility managers had the weakest performance.
The U.S. Small Cap Equity Fund delivered absolute positive
returns over the period, but underperformed its benchmark
due to exposure to the smallest market capitalization stocks.
The U.S. Strategic Equity Fund provided strong total returns, broadly in line with the Russell 1000
®
Index. The Underlying
Fund maintained exposure to companies with lower valuation,
higher quality and growth, and lower market capitalization
compared to its benchmark.

Russell Investment Funds
Equity Growth Strategy Fund
Portfolio Management Discussion and Analysis, continued — December 31,
2023 (Unaudited)
48 Equity Growth Strategy Fund
Fixed income was a detractor over the fiscal year, delivering positive absolute returns, but underperforming versus the
Russell 1000
®
Index. The Strategic Bond Fund underperformed
its benchmark due to a long duration posture.
The RIC Multi-Asset Growth Strategy Fund performed in line
with its underlying benchmark, holding allocations to risk assets including equities, credit, REITS and convertible bonds. Within the Global Real Estate Securities Fund, favorable security
selection within the health care sector drove the Underlying
Fund’s performance. An overweight to and positive stock
selection within the technology sector further contributed to benchmark-relative performance. The RIC Global Infrastructure
Fund outperformed its underlying benchmark, the S&P Global
Infrastructure Index (net of tax on dividends from foreign
holdings), over the one-year period.
Describe any changes to the Fund’s structure or
allocation to the Underlying Funds.
In March 2023, RIM modified the Fund’s target strategic asset allocation, which resulted in a decrease in equity exposures and an increase in exposures to core bonds. Specifically, RIM modified the Fund’s target strategic asset allocation to 80% to equity, 10% to multi-asset, 6% to alternative and 4% to fixed income asset classes. As a result of the target strategic asset allocation changes, RIM added an allocation to the RIC Global
Infrastructure Fund and Strategic Bond Fund.
In September 2023, RIM modified the Fund’s target strategic
asset allocation to better align with RIM’s preferred positioning, primarily with respect to credit and duration exposures.
Specifically, RIM modified the Fund’s target strategic asset allocation to 81% to equity, 8% to multi-asset, 6.5% to alternative and 4.5% to fixed income asset classes. As a result of the target strategic asset allocation changes, RIM added allocations to the
RIC Long Duration Bond Fund and RIC Opportunistic Credit
Fund and removed an allocation to the Strategic Bond Fund.
The views expressed in this report reflect those of
the portfolio managers only through the end of the
fiscal year covered by the report. These views do not
necessarily represent the views of RIM, or any other
person in RIM or any other affiliated organization.
These views are subject to change at any time based
upon market conditions or other events, and RIM
disclaims any responsibility to update the views
contained herein. These views should not be relied
on as investment advice and, because investment
decisions for a Russell Investment Funds (“RIF”)
Fund are based on numerous factors, should not be
relied on as an indication of investment decisions of
any RIF Fund.
* Assumes initial investment on January 1, 2014.
** Russell 1000
®
Index includes the 1,000 largest companies in the Russell 3000
®
Index. The Russell 1000
®
Index return reflects adjustments from income
dividends and capital gain distributions reinvested as of the ex-dividend dates.
*** MSCI World ex USA Index (Net) is a free float ‐ adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets, excluding the U.S. The index consists of 22 developed market country indexes.
§ Annualized.
The performance shown in this section does not reflect any Insurance Company Separate Account or Policy Charges. Performance is historical and assumes reinvestment of all dividends and capital gains.  Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than when purchased.  Past performance is not indicative of future results.  Additionally, the returns presented herein may differ from the performance reported in the Financial Highlights as the returns herein are calculated in a manner consistent with standardized performance in accordance with Securities and
Exchange Commission rules, while the performance in the Financial Highlights has been calculated in accordance with U.S. Generally Accepted Accounting
Principles (“U.S. GAAP”).

Russell Investment Funds
Equity Growth Strategy Fund
Shareholder Expense Example — December 31, 2023 (Unaudited)
Equity Growth Strategy Fund 49
Fund Expenses
The following disclosure provides important information
regarding the Fund’s Shareholder Expense Example
(“Example”).
Example
As a shareholder of the Fund, you incur two types of costs: (1)
transaction costs, and (2) ongoing costs, including advisory and administrative fees and other Fund expenses. The Example is
intended to help you understand your ongoing costs (in dollars)
of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this Fund is from July 1, 2023 to December 31, 2023 .
Actual Expenses
The information in the table under the heading “Actual
Performance” provides information about actual account
values and actual expenses. You may use the information in
this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first column in the row entitled “Expenses Paid During
Period” to estimate the expenses you paid on your account
during this period.
Hypothetical Example for Comparison Purposes
The information in the table under the heading “Hypothetical
Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses
based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the
Fund’s actual return. The hypothetical account values and
expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the
Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant
to highlight your ongoing costs only and do not reflect any
transactional costs. Therefore, the information under the heading
“Hypothetical Performance (5% return before expenses)” is
useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The fees and expenses shown in this
section do not reflect any Insurance Company Separate Account
Policy Charges.
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
July 1, 2023 $ 1,000.00 $ 1,000.00
Ending Account Value
December 31, 2023 $ 1,069.30 $ 1,024.45
Expenses Paid During Period* $ 0.78 $ 0.77
* Expenses are equal to the Fund's annualized expense ratio of 0.15%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-
half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

Russell Investment Funds
Equity Growth Strategy Fund
Schedule of Investments — December 31, 2023
See accompanying notes which are an integral part of the financial statements.
50 Equity Growth Strategy Fund
Amounts in thousands (except share amounts)
Shares
Fair
Value
$
Investments in Affiliated Funds - 100.1%
Alternative - 6.6%
RIC Global Infrastructure Fund Class Y 105,055 913
RIF Global Real Estate Securities Fund 157,959 2,115
3,028
Domestic Equities - 36.0%
RIF U.S. Small Cap Equity Fund 185,830 2,616
RIF U.S. Strategic Equity Fund 728,614 13,960
16,576
Fixed Income - 4.5%
RIC Long Duration Bond Fund Class Y 137,809 1,142
RIC Opportunistic Credit Fund Class Y 109,871 908
2,050
International Equities - 45.0%
RIC Emerging Markets Fund Class Y 182,735 2,759
RIC Global Equity Fund Class Y 1,447,778 13,349
RIF International Developed Markets Fund 383,054 4,608
20,716
Multi-Asset - 8.0%
RIC Multi-Asset Growth Strategy Fund Class Y 363,273 3,662
Total Investments in Affiliated Funds
(cost $40,562) 46,032
Total Investments - 100.1%
(identified cost $40,562) 46,032
Other Assets and Liabilities, Net - (0.1)%
(42)
Net Assets - 100.0%
45,990

Russell Investment Funds
Equity Growth Strategy Fund
See accompanying notes which are an integral part of the financial statements.
Equity Growth Strategy Fund 51
Statement of Assets and Liabilities — December 31, 2023
Amounts in thousands
Assets
Investments, at identified cost ......................................................................................................................................................
$ 40,562
Investments, at fair value(>) ........................................................................................................................................................
46,032
Receivables:
Fund shares sold ............................................................................................................................................................... 3
From affiliates .................................................................................................................................................................. 3
Prepaid expenses .......................................................................................................................................................................... 1
Total assets ...............................................................................................................................................................
46,039
Liabilities
Payables:
Investments purchased ..................................................................................................................................................... 3
Accrued fees to affiliates .................................................................................................................................................. 2
Other accrued expenses .................................................................................................................................................... 44
Total liabilities ...........................................................................................................................................................
49
Net Assets ...............................................................................................................................................................
$ 45,990

Russell Investment Funds
Equity Growth Strategy Fund
See accompanying notes which are an integral part of the financial statements.
52 Equity Growth Strategy Fund
Statement of Assets and Liabilities, continued — December 31, 2023
Amounts in thousands
Net Assets Consist of:
Total distributable earnings (losses) .............................................................................................................................................
$ 3,033
Shares of beneficial interest .........................................................................................................................................................
51
Additional paid-in capital ............................................................................................................................................................
42,906
Net Assets ...............................................................................................................................................................
$ 45,990
Net Asset Value
,
offering and redemption price per share:
Net asset value per share: (#) ...................................................................................................................................................... $ 9.07
Net assets ............................................................................................................................................................................. $ 45,989,945
Shares outstanding ($.01 par value) ..................................................................................................................................... 5,070,007
Amounts in thousands
(>)     Investments in affiliated funds $ 46,032
(#) Net asset value per share equals net assets divided by shares of beneficial interest outstanding.

Russell Investment Funds
Equity Growth Strategy Fund
See accompanying notes which are an integral part of the financial statements.
Equity Growth Strategy Fund 53
Statement of Operations — For the Period Ended December 31, 2023
Amounts in thousands
Investment Income
Income distributions from affiliated funds ................................................................................................................................... $ 776
Expenses
Advisory fees ................................................................................................................................................................... 88
Administrative fees .......................................................................................................................................................... 19
Custodian fees .................................................................................................................................................................. 27
Transfer agent fees .......................................................................................................................................................... 2
Professional fees .............................................................................................................................................................. 37
Trustees’ fees .................................................................................................................................................................... 3
Printing fees ..................................................................................................................................................................... 12
Miscellaneous .................................................................................................................................................................. 4
Expenses before reductions .............................................................................................................................................. 192
Expense reductions .......................................................................................................................................................... (126)
Net expenses ................................................................................................................................................................................
66
Net investment income (loss) .......................................................................................................................................................
710
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments in affiliated funds ......................................................................................................................................... (1,665)
Capital gain distributions from affiliated funds ............................................................................................................... 189
Net realized gain (loss) ................................................................................................................................................................
(1,476)
Net change in unrealized appreciation (depreciation) on:
Investments in affiliated funds ......................................................................................................................................... 8,562
Net change in unrealized appreciation (depreciation) ................................................................................................................. 8,562
Net realized and unrealized gain (loss) ........................................................................................................................................ 7,086
Net Increase (Decrease) in Net Assets from Operations ....................................................................................
$ 7,796

Russell Investment Funds
Equity Growth Strategy Fund
See accompanying notes which are an integral part of the financial statements.
54 Equity Growth Strategy Fund
Statements of Changes in Net Assets
Amounts in thousands
For the Periods Ended December 31,
2023 2022
Increase (Decrease) in Net Assets
Operations
Net investment income (loss) .............................................................................................................. $ 710 $ 525
Net realized gain (loss) ....................................................................................................................... (1,476) 265
Net change in unrealized appreciation (depreciation) ........................................................................ 8,562 (9,971)
Net increase (decrease) in net assets from operations .............................................................................. 7,796 (9,181)
Distributions
To shareholders ................................................................................................................................... (700) (2,752)
Net decrease in net assets from distributions ............................................................................................ (700) (2,752)
Share Transactions*
Net increase (decrease) in net assets from share transactions ................................................................... (3,123) 1,875
Total Net Increase (Decrease) in Net Assets ........................................................................
3,973 (10,058)
Net Assets
Beginning of period .................................................................................................................................. 42,017 52,075
End of period .............................................................................................................................................
$ 45,990 $ 42,017
* Share transaction amounts (in thousands) for the periods ended December 31, 2023 and December 31, 2022 were as follows:
2023 2022
Shares Dollars Shares Dollars
Proceeds from shares sold 207 $ 1,731 333 $ 2,73 9
Proceeds from reinvestment of distributions 85 700 318 2,75 2
Payments for shares redeemed (674) (5,554) (437) (3,616)
Total increase (decrease)
(382) $ (3,123) 214 $ 1,87 5

Russell Investment Funds
Equity Growth Strategy Fund
Financial Highlights — For the Periods Ended
See accompanying notes which are an integral part of the financial statements.
56 Equity Growth Strategy Fund
For a Share Outstanding Throughout Each Period.
$
Net Asset Value,
Beginning of
Period
$
Net Investment
Income (Loss)
(ƥ)(‡)(Ƃ)
$
Net Realized
and Unrealized
Gain (Loss)
$
Total from
Investment
Operations
$
Distributions
from Net
Investment Income
$
Distributions
from Net
Realized Gain
December 31, 2023 7.71 .13 1.36 1.49 (.05) (.08)
December 31, 2022 9.94 .10 (1.81) (1.71) (.10) (.42)
December 31, 2021 9.50 .46 1.36 1.82 (.53) (.85)
December 31, 2020 9.20 .08 .64 .72 (.17) (.25)
December 31, 2019 8.16 .20 1.39 1.59 (.02) (.53)

See accompanying notes which are an integral part of the financial statements.
Equity Growth Strategy Fund 57
$
Total
Distributions
$
Net Asset Value,
End of
Period
%
Total
Return
(◊)
$
Net Assets,
End of Period
(000)
%
Ratio of Expenses
to Average
Net Assets,
Gross
(∏)
%
Ratio of Expenses
to Average
Net Assets,
Net
(∏)(Ƃ)
%
Ratio of Net
Investment Income
to Average
Net Assets
(‡)(Ƃ)
%
Portfolio
Turnover Rate
(.13) 9.07 19.52 45,990 .44 .15 1.62 36
(.52) 7.71 (17.68) 42,017 .44 .15 1.18 9
(1.38) 9.94 19.61 52,075 .43 .15 4.38 48
(.42) 9.50 8.26 45,322 .52 .15 .95 28
(.55) 9.20 20.09 49,316 .48 .15 2.36 38

Russell Investment Funds
Equity Growth Strategy Fund
See accompanying notes which are an integral part of the financial statements.
58 Equity Growth Strategy Fund
Related Party Transactions, Fees and Expenses
Accrued fees payable to affiliates as of December 31, 2023 were as follows:
Transactions (amounts in thousands) during the period ended December 31, 2023 with Underlying Funds which are, or were, an affiliated company are as follows:
Federal Income Taxes
At December 31, 2023, the cost of investments, net unrealized appreciation (depreciation), and components of distributable earnings for income tax purposes were as follows:
For the fiscal years ended December 31, 2023 and December 31, 2022, respectively, the Fund made the following tax basis distributions:
Net investment income and net realized gains (losses) in the financial statements may differ from taxable net investment income and net realized gains (losses). Capital accounts within the financial statements are adjusted for permanent differences between book and tax accounting. These differences may be due to foreign currency gains or losses, reclassifications of dividends and/or differences in treatment of income from swaps. These adjustments have no impact on the net assets. At December 31, 2023, there were no adjustments to the Statement of Assets and Liabilities.
Administrative fees $ 1,615
Transfer agent fees 168
Trustee fees 430
$ 2,213
Fair Value,
Beginning of
Period Purchases Sales
Realized Gain
(Loss)
Change in
Unrealized
Gain (Loss)
Fair Value, End
of Period
Income
Distributions
Capital Gains
Distributions
RIC Global Infrastructure Fund $ — $ 966 $ 84 $ (3) $ 34 $ 913 $ 25 $ —
RIF Global Real Estate Securities
Fund 2,104 400 548 (78) 237 2,115 34 —
RIF U.S. Small Cap Equity Fund 2,076 669 446 (37) 354 2,616 17 17
RIF U.S. Strategic Equity Fund 9,343 5,517 2,933 (412) 2,445 13,960 165 172
RIC Long Duration Bond Fund — 1,123 33 (2) 54 1,142 3 —
RIC Opportunistic Credit Fund — 949 56 (1) 16 908 31 —
RIF Strategic Bond Fund — 1,909 1,831 (78) — — 18 —
RIC Emerging Markets Fund 1,068 1,854 253 (24) 114 2,759 69 —
RIC Global Equity Fund 20,225 425 10,683 (849) 4,231 13,349 184 —
RIF International Developed
Markets Fund 3,007 1,557 436 (7) 487 4,608 80 —
RIC Multi-Asset Growth Strategy
Fund 4,229 379 1,362 (174) 590 3,662 150 —
$ 42,052 $ 15,748 $ 18,665 $ (1,665) $ 8,562 $ 46,032 $ 776 $ 189
Cost of
Investments
Unrealized
Appreciation
Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
Undistributed
Ordinary Income
Undistributed
Long-Term
Capital Gains
(Capital Loss
Carryforward)
$ 41,323,628 $ 4,900,454 $ (191,638) $ 4,708,816 $ 441,906 $ (1,615,717)
December 31, 2023 December 31, 2022
Ordinary Income
Distributions
Long-Term
Capital Gain
Distributions
Return of
Capital
Ordinary Income
Distributions
Long-Term
Capital Gain
Distributions
Return of
Capital
$ 269,304 $ 431,169 $ — $ 514,587 $ 2,237,906 $ —

Russell Investment Funds
LifePoints
®
Funds Variable Target Portfolio Series
Notes to Financial Highlights — December 31, 2023
Notes to Financial Highlights 59
(ƥ) Average daily shares outstanding were used for this calculation.
(‡) Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the Underlying Funds in which the
Fund invests.
(∏) The calculation includes only those expenses charged directly to the Fund and does not include expenses charged to the Underlying Funds in which the Fund invests.
(Ƃ) May reflect amounts waived and/or reimbursed by Russell Investment Management, LLC (“RIM”).
(◊) The total return does not reflect any Insurance Company Separate Account or Policy Charges.

Russell Investment Funds
LifePoints
®
Funds Variable Target Portfolio Series
Notes to Financial Statements — December 31, 2023
60 Notes to Financial Statements
1. Organization
Russell Investment Funds (the “Investment Company” or “RIF”) is a series investment company with nine different investment portfolios referred to as funds. These financial statements report on four of these funds (each a “Fund” and collectively the
“Funds”). The Investment Company provides the investment base for one or more variable insurance products issued by one or more insurance companies. These Funds are offered at net asset value (“NAV”) to qualified insurance company separate accounts offering variable insurance products. The Investment Company is registered under the Investment Company Act of
1940, as amended (“Investment Company Act”), as an open-end management investment company. It is organized and operated as a Massachusetts business trust under a Third Amended and Restated Master Trust Agreement dated December 7, 2020, as amended (“Master Trust Agreement”), and the provisions of Massachusetts law governing the operation of a Massachusetts business trust. The Investment Company’s Master Trust Agreement permits the Board of Trustees (the “Board”) to issue an unlimited number of shares of beneficial interest. Each of the Funds is diversified. Under the Investment Company Act, a diversified company is defined as a management company which meets the following requirements: at least 75% of the value of its total assets is represented by cash and cash equivalents (including receivables), government securities, securities of other investment companies, and other securities for the purposes of this calculation limited in respect of any one issuer to an amount not greater in value than five percent of the value of the total assets of such management company and to not more than 10% of the outstanding voting securities of such issuer. Unless otherwise specified, “period” (as used within the financial statements)
refers to the twelve months ended December 31, 2023.
Each of the Funds listed in the table below is a “fund of funds” and diversifies its assets by investing in shares of several other
RIF funds and in certain Russell Investment Company (“RIC”) funds (the “Underlying Funds”). The financial statements of the
Underlying Funds can be obtained by calling the Funds at (800) 787-7354. Each Fund seeks to achieve its specific investment objective by investing in different combinations of Underlying Funds.
The following table shows each Fund’s approximate target strategic asset allocation to equity, fixed income, multi-asset and alternative asset classes as of December 31, 2023. The equity Underlying Funds in which the Funds may invest include the RIF
U.S. Strategic Equity, RIC Sustainable Equity, RIF U.S. Small Cap Equity, RIF International Developed Markets, RIC Global
Equity and RIC Emerging Markets Funds. The fixed income Underlying Funds in which the Funds may invest include the RIC
Opportunistic Credit, RIC Long Duration Bond, RIF Strategic Bond, RIC Investment Grade Bond and RIC Short Duration
Bond Funds. The multi-asset Underlying Funds in which the Funds may invest include the RIC Multi-Strategy Income and
RIC Multi-Asset Growth Strategy Funds. The alternative Underlying Funds in which the Funds may invest include the RIC
Global Infrastructure and RIF Global Real Estate Securities Funds. Each Fund intends its strategy of investing in combinations of equity, fixed income, multi-asset and alternative Underlying Funds to result in investment diversification that an investor could otherwise achieve only by holding numerous individual investments. Russell Investment Management, LLC (“RIM”), the Funds’ investment adviser, may modify the target allocation for any Fund, including changes to the Underlying Funds in which a Fund invests, from time to time. RIM’s allocation decisions are generally based on RIM’s outlook on the business and economic cycle, relative market valuations and market sentiment. A Fund’s actual allocation may vary from the target strategic asset allocation at any point in time due to market movements and/or due to the implementation over a period of time of a change to the target strategic asset allocation including the addition of a new Underlying Fund. There may be no changes in the asset allocation or to the Underlying Funds in a given period or such changes may be made one or more times in a period.
* As described above, actual asset allocation may vary.
# Alternative Underlying Funds pursue investment strategies that differ from those of traditional broad market equity or fixed income funds.
2. Significant Accounting Policies
The Funds’ financial statements are prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”)
which require the use of management estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Funds are considered investment companies under U.S. GAAP and follow the accounting and
Asset Allocation*
Moderate
Strategy
Fund
Balanced
Strategy
Fund
Growth
Strategy
Fund
Equity Growth
Strategy Fund
Equity 37% 56% 72% 81%
Fixed Income 52% 32.5% 14.5% 4.5%
Multi-Asset 8% 7% 8% 8%
Alternative # 3% 4.5% 5.5% 6.5%

Russell Investment Funds
LifePoints
®
Funds Variable Target Portfolio Series
Notes to Financial Statements, continued — December 31, 2023
Notes to Financial Statements 61
reporting guidance applicable to investment companies. The following is a summary of the significant accounting policies consistently followed by each Fund in the preparation of its financial statements.
Security Valuation
The Underlying Funds value portfolio instruments according to securities valuation procedures and pricing sources and services, which include market value procedures, fair value procedures, other key valuation procedures and a description of the pricing sources and services used by the Underlying Funds. With respect to an Underlying Fund’s investments that do not have readily available market quotations, the Trustees have designated RIM as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Investment Company Act. The Funds value the shares of the Underlying Funds at the NAV per share of each Underlying Fund. The Funds have adopted the authoritative guidance under U.S. GAAP for estimating the fair value of investments in funds that have calculated NAV per share in accordance with the specialized accounting guidance for investment companies.
U.S. GAAP defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods, requires a separate disclosure of the fair value hierarchy for each major category of assets and liabilities, and segregates fair value measurements into levels (Level 1, 2, and 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:
• Level 1 — Quoted prices (unadjusted) in active markets or exchanges for identical assets and liabilities.
• Level 2 — Inputs other than quoted prices included within Level 1 that are observable, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, and inputs such as interest rates, yield curves, implied volatilities, credit spreads or other market corroborated inputs.
• Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by RIM that are used in determining the fair value of investments.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety.
The valuation techniques and significant inputs used in determining the fair market values of financial instruments categorized as Level 1 and Level 2 of the fair value hierarchy are as follows:
Equity securities, including common and preferred stock, short securities, registered open-end investment companies, ETFs and restricted securities that are traded on a national securities exchange (or reported on the NASDAQ national market), are stated
at the last reported sales price on the day of valuation or official closing price, as applicable. To the extent these securities are actively traded, and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.
Investments in investment funds that are not traded on a national securities exchange (or reported on the NASDAQ national market) will be valued based upon the NAV of such investments without further adjustment as a practical expedient.
As of December 31, 2023, all investments held were classified as Level 1 within the fair value hierarchy.
Investment Transactions
Investment transactions are reflected as of the trade date for financial reporting purposes. This may cause the NAV stated in the financial statements to be different from the NAV at which shareholders may transact. Realized gains and losses from securities transactions, if applicable, are recorded on the basis of specific identified cost incurred.

Russell Investment Funds
LifePoints
®
Funds Variable Target Portfolio Series
Notes to Financial Statements, continued — December 31, 2023
62 Notes to Financial Statements
Investment Income
Distributions of income and capital gains from the Funds or Underlying Funds are recorded on the ex-dividend date.
Federal Income Taxes
Since the Investment Company is a Massachusetts business trust, each Fund is a separate corporate taxpayer and determines its net investment income and capital gains (or losses) and the amounts to be distributed to each Fund’s shareholders without regard to the income and capital gains (or losses) of the other Funds.
Each Fund intends to qualify or continue to qualify as a regulated investment company under Subchapter M of the Internal
Revenue Code of 1986, as amended (the “Code”) and intends to distribute all of its taxable income and capital gains. Therefore, no federal income tax provision is required for the Funds.
The Funds comply with the authoritative guidance for uncertainty in income taxes which requires management to determine whether a tax position of the Funds is more likely than not to be sustained upon examination, including resolution of any related appeals or litigation processes, based on the technical merits of the position. For tax positions meeting the more likely than not threshold, the tax amount recognized in the financial statements is reduced by the largest benefit that has a greater than
50% likelihood of being realized upon ultimate settlement with the relevant taxing authority. Management determined that no accruals need to be made in the financial statements due to uncertain tax positions. Management continually reviews and adjusts the Funds’ liability for income taxes based on analyses of tax laws and regulations, as well as their interpretations, and other relevant factors.
Each Fund files a U.S. tax return. As of December 31, 2023, the Funds had recorded no liabilities for net unrecognized tax benefits relating to uncertain income tax positions they have taken or expect to take in future tax returns. While the statute of limitations remains open to examine the Funds’ U.S. tax returns filed for the fiscal years ended December 31, 2020 through
December 31, 2022, no examinations are in progress or anticipated at this time. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.
Dividends and Distributions to Shareholders
Income dividends, capital gain distributions and return of capital, if any, are recorded on the ex-dividend date. Income dividends are generally declared and paid quarterly. Capital gain distributions are generally declared and paid annually. An additional distribution may be paid by the Funds to avoid imposition of federal income and excise tax on any remaining undistributed capital gains and net investment income.
The timing and characterization of certain income and capital gain distributions are determined in accordance with federal tax regulations which may differ from U.S. GAAP. As a result, net investment income and net realized gain (or loss) on investments and foreign currency-related transactions for a reporting period may differ significantly from distributions during such period.
The differences between tax regulations and U.S. GAAP primarily relate to investments in the Underlying Funds sold at a loss, wash sale deferrals and capital loss carryforwards. Accordingly, the Funds may periodically make reclassifications among certain of their capital accounts without impacting their NAVs.
Expenses
Expenses included in the accompanying financial statements reflect the expenses of each Fund and do not include those expenses incurred by the Underlying Funds. Because the Underlying Funds have varied expense and fee levels and the Funds may own different proportions of the Underlying Funds at different times, the amount of the Underlying Funds’ fees and expenses incurred indirectly by the Funds will vary.
The Funds pay their own expenses other than those expressly assumed by RIM, the Funds’ adviser, or Russell Investments Fund
Services, LLC (“RIFUS”), the Funds’ administrator and transfer agent. Most expenses can be directly attributed to the individual
Funds. Expenses which cannot be directly attributed to a specific Fund are allocated among all Funds principally based on their relative net assets.

Russell Investment Funds
LifePoints
®
Funds Variable Target Portfolio Series
Notes to Financial Statements, continued — December 31, 2023
Notes to Financial Statements 63
Guarantees
In the normal course of business, the Funds may enter into contracts that contain a variety of representations which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds expect the risk of loss to be remote.
London Interbank Offered Rate (“LIBOR”)
The Underlying Funds may invest in certain instruments including, but not limited to, repurchase agreements, collateralized loan obligations and mortgage-backed securities, that historically relied in some fashion upon LIBOR. LIBOR is an average interest rate, determined by the ICE Benchmark Administration, that banks charge one another for the use of short-term money.
The United Kingdom’s Financial Conduct Authority (“FCA”), which regulates LIBOR, announced plans to phase out the use of
LIBOR by the end of 2021. After June 30, 2023, all tenors of LIBOR have either ceased to be published or, in the case of 1-month,
3- month and 6-month U.S. dollar LIBOR settings, are no longer being published on a representative basis. Replacement rates that have been identified include the Secured Overnight Financing Rate (“SOFR”), which is intended to replace U.S. dollar
LIBOR and measures the cost of overnight borrowings through repurchase agreement transactions collateralized with U.S.
Treasury securities, the Sterling Overnight Index Average Rate (“SONIA”), which is intended to replace British Pound Sterling
LIBOR and measures the overnight interest rate paid by banks for unsecured transactions in the sterling market, and other rates derived from markets connected to SOFR, such as Term SOFR. On April 3, 2023, the FCA announced its decision to require
LIBOR’s administrator to publish an unrepresentative “synthetic LIBOR” using a changed methodology until at least the end of September 2024. The impact of synthetic LIBOR is uncertain and some LIBOR contracts may use synthetic LIBOR instead of other alternative reference rates. Accordingly, synthetic LIBOR may be a significant factor in the cost of financing certain
Underlying Fund investments or the value or return on certain other Underlying Fund investments.
Although the transition process away from LIBOR has become increasingly well-defined, there remains uncertainty regarding the nature of any replacement rate, and any potential effects of the transition away from LIBOR on an Underlying Fund or on certain instruments in which an Underlying Fund invests can be difficult to ascertain. The transition process may involve, among other things, increased volatility or illiquidity in markets for instruments that were tied to LIBOR or continue to be tied to synthetic LIBOR and may result in a reduction in value of certain instruments held by an Underlying Fund. The unavailability of LIBOR may affect the value, liquidity or return on certain Underlying Fund investments and may result in additional costs in connection with closing out positions and entering into new trades. Pricing adjustments to an Underlying Fund’s investments resulting from a substitute reference rate may adversely affect the Underlying Fund’s performance and/or NAV. At this time, it is not possible to predict the effect of the establishment of SOFR, SONIA or any other replacement rates or any other reforms to
LIBOR. The impact of any substitute reference rate will vary on an investment-by-investment basis. These developments could negatively impact financial markets in general and present heightened risks to the Underlying Funds, including with respect to their performance, liquidity and volatility.
Market, Credit and Counterparty Risk
In the normal course of business, the Underlying Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the other party to a transaction to perform
(credit risk). Similar to credit risk, the Underlying Funds may also be exposed to counterparty risk or risk that an institution or other entity with which the Underlying Funds have unsettled or open transactions will default. The potential loss could exceed the value of the relevant assets recorded in the Underlying Funds’ financial statements (the “Assets”). The Assets consist principally of cash due from counterparties and investments. The extent of the Underlying Funds’ exposure to market, credit and counterparty risks with respect to the Assets approximates their carrying value as recorded in the Underlying Funds’ Statements of Assets and Liabilities.
Global economies and financial markets are becoming increasingly interconnected and political and economic conditions
(including instability and volatility due to international trade disputes) and events (including natural disasters, pandemics, epidemics, social unrest and government shutdowns) in one country, region or financial market may adversely impact issuers in a different country, region or financial market. As a result, issuers of securities held by an Underlying Fund may experience significant declines in the value of their assets and even cease operations. Such conditions and/or events may not have the same impact on all types of securities and may expose an Underlying Fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by an Underlying Fund. This could cause an Underlying Fund to underperform other types of investments.

Russell Investment Funds
LifePoints
®
Funds Variable Target Portfolio Series
Notes to Financial Statements, continued — December 31, 2023
64 Notes to Financial Statements
From time to time, outbreaks of infectious illness, public health emergencies and other similar issues (“public health events”)
may occur in one or more countries around the globe. Such public health events have had significant impacts on both the country in which the event is first identified as well as other countries in the global economy. Public health events have reduced consumer demand and economic output in one or more countries subject to the public health event, resulted in restrictions on trading and market closures (including for extended periods of time), increased substantially the volatility of financial markets, and, more generally, have had a significant negative impact on the economy of the country or countries subject to the public health event.
Public health events have also adversely affected the global economy, global supply chains and the securities in which the
Underlying Funds invest across a number of industries, sectors and asset classes. The extent of the impact depends on, among other factors, the scale and duration of any such public health event. Public health events have resulted in the governments of affected countries taking potentially significant measures to seek to mitigate the transmission of the infectious illness or other public health issue including, among other measures, imposing travel restrictions and/or quarantines and limiting the operations of non-essential businesses. Any of these events could adversely affect an Underlying Fund’s investments and performance, including by exacerbating other pre-existing political, social and economic risks. Governmental authorities and other entities may respond to such events with fiscal and/or monetary policy changes. It is not guaranteed that these policy changes will have their intended effect and it is possible that the implementation of or subsequent reversal of such policy changes could increase volatility in financial markets, which could adversely affect an Underlying Fund’s investments and performance.
3. Investment Transactions
Underlying Funds
During the period ended December 31, 2023, purchases and sales of Underlying Funds were as follows:
4. Related Party Transactions, Fees and Expenses
Adviser, Administrator, Transfer and Dividend Disbursing Agent
RIM provides or oversees the provision of all investment advisory and portfolio management services for the Funds. RIFUS is the Funds’ administrator and transfer agent. RIFUS, in its capacity as the Funds’ administrator, provides or oversees the provision of all administrative services for the Funds. RIFUS, in its capacity as the Funds’ transfer agent and dividend disbursing agent, is responsible for providing transfer agency and dividend disbursing services to the Funds. RIFUS is a wholly-owned subsidiary of RIM. RIM is an indirect, wholly-owned subsidiary of Russell Investments Group, Ltd.
An affiliated company is a company in which a Fund has ownership of at least 5% of the voting securities or which the Fund controls, is controlled by or is under common control with. See each Fund’s Related Party Transactions, Fees and Expenses for
disclosure of transactions with affiliated companies.
Each of the Funds pays the following annual advisory fee directly to RIM, billed monthly on a pro rata basis and calculated as a specified percentage of the average daily net assets of each of the Funds. The annual administrative fee of up to 0.0425%
specified in the table below is based on the combined average daily net assets of the Funds and is payable monthly to RIFUS.
The following shows the total amount of each of these fees paid by the Funds for the period ended December 31, 2023:
Funds Purchases Sales
Moderate Strategy Fund $ 22,893,220 $ 29,892,563
Balanced Strategy Fund 37,881,990 51,292,976
Growth Strategy Fund 51,654,827 62,710,071
Equity Growth Strategy Fund 15,748,210 18,665,402
Annual Rate
Funds Advisory (%) Administrative (%)
Moderate Strategy Fund
0.20 up to 0.0425
Balanced Strategy Fund
0.20 up to 0.0425
Growth Strategy Fund
0.20 up to 0.0425
Equity Growth Strategy Fund
0.20 up to 0.0425

Russell Investment Funds
LifePoints
®
Funds Variable Target Portfolio Series
Notes to Financial Statements, continued — December 31, 2023
Notes to Financial Statements 65
RIM has agreed to certain waivers of its advisory fees as follows:
For the Moderate Strategy Fund, RIM has contractually agreed, until April 30, 2024, to waive up to the full amount of its
0.20% advisory fee and then to reimburse the Fund for other direct Fund-level expenses to the extent that direct Fund-level expenses exceed 0.14% of the average daily net assets of the Fund on an annual basis. Direct Fund-level expenses do not include infrequent and/or unusual expenses or the expenses of other investment companies in which the Fund invests, including the
Underlying Funds, which are borne indirectly by the Fund. This waiver and reimbursement may not be terminated during the relevant period except with Board approval.
For the Balanced Strategy Fund, RIM has contractually agreed, until April 30, 2024, to waive up to the full amount of its
0.20% advisory fee and then to reimburse the Fund for other direct Fund-level expenses to the extent that direct Fund-level expenses exceed 0.14% of the average daily net assets of the Fund on an annual basis. Direct Fund-level expenses do not include infrequent and/or unusual expenses or the expenses of other investment companies in which the Fund invests, including the
Underlying Funds, which are borne indirectly by the Fund. This waiver and reimbursement may not be terminated during the relevant period except with Board approval.
For the Growth Strategy Fund, RIM has contractually agreed, until April 30, 2024, to waive up to the full amount of its 0.20%
advisory fee and then to reimburse the Fund for other direct Fund-level expenses to the extent that direct Fund-level expenses exceed 0.15% of the average daily net assets of the Fund on an annual basis. Direct Fund-level expenses do not include infrequent and/or unusual expenses or the expenses of other investment companies in which the Fund invests, including the Underlying
Funds, which are borne indirectly by the Fund. This waiver and reimbursement may not be terminated during the relevant period except with Board approval.
For the Equity Growth Strategy Fund, RIM has contractually agreed, until April 30, 2024, to waive up to the full amount of its 0.20% advisory fee and then to reimburse the Fund for other direct Fund-level expenses to the extent that direct Fund-level expenses exceed 0.15% of the average daily net assets of the Fund on an annual basis. Direct Fund-level expenses do not include infrequent and/or unusual expenses or the expenses of other investment companies in which the Fund invests, including the
Underlying Funds, which are borne indirectly by the Fund. This waiver and reimbursement may not be terminated during the relevant period except with Board approval.
For the period ended December 31, 2023, RIM waived/reimbursed the following expenses:
RIM does not have the ability to recover amounts waived or reimbursed from previous periods.
Transfer and Dividend Disbursing Agent
RIFUS serves as transfer agent and provides dividend disbursing services to the Funds. For this service, RIFUS is paid a fee based upon the average daily net assets of the Funds for transfer agency and dividend disbursing services. RIFUS retains a portion of this fee for services provided to the Funds and pays the balance to unaffiliated agents who assist in providing these services. Transfer agency fees paid by the Funds presented herein for the period ended December 31, 2023 were as follows:
Funds Advisory Administrative
Moderate Strategy Fund
$ 143,715 $ 30,539
Balanced Strategy Fund
412,908 87,743
Growth Strategy Fund
340,561 72,369
Equity Growth Strategy Fund
87,814 18,661
Funds Waiver Reimbursement Total
Moderate Strategy Fund $ 143,715 $ 23,713 $ 167,428
Balanced Strategy Fund 341,447 — 341,447
Growth Strategy Fund 276,964 — 276,964
Equity Growth Strategy Fund 87,814 38,293 126,107
Funds Amount
Moderate Strategy Fund
$ 3,162
Balanced Strategy Fund
9,084
Growth Strategy Fund
7,492
Equity Growth Strategy Fund
1,932

Russell Investment Funds
LifePoints
®
Funds Variable Target Portfolio Series
Notes to Financial Statements, continued — December 31, 2023
66 Notes to Financial Statements
Distributor
Russell Investments Financial Services, LLC (the “Distributor”), a wholly owned subsidiary of RIM, serves as the distributor for RIF, pursuant to a distribution agreement with RIF. The Distributor receives no compensation from the Investment Company for its services.
Board of Trustees
The Russell Investments fund complex consists of RIC, which has 30 funds and RIF, which has nine funds. Each of the Trustees on the Board is a Trustee of RIC and RIF. The Russell Investments fund complex compensates each Trustee who is not an employee of RIM or its affiliates. Trustee compensation and expenses are allocated to each Fund based on its net assets relative to other funds in the Russell Investments fund complex.
For the period ended December 31, 2023, the regular compensation paid to the Trustees by the Russell Investments fund complex was $1,991,333.
5. Federal Income Taxes
As of December 31, 2023, the following Funds had net tax basis capital loss carryforwards which may be applied against any net realized taxable gains, if any. Available capital loss carryforwards are as follows:
6. Record Ownership
As of December 31, 2023, the following table includes shareholders of record with greater than 10% of the total outstanding shares of each respective Fund:
7. Line of Credit
The Funds participate in a $200 million unsecured line of credit agreement with State Street Bank and Trust Company (the
“Credit Agreement”), which is currently in effect through March 13, 2024, but may be renewed on an annual basis thereafter.
Borrowings made by the Funds will be utilized solely for temporary or emergency purposes as contemplated by the Investment
Company Act including, without limitation, funding shareholder redemptions. Interest on borrowing is charged to a Fund at a variable rate as determined in accordance with the Credit Agreement. In addition, a commitment fee computed at an annual rate of 0.20% on the daily unused portion of the line of credit is allocated among the participating Funds pro-rata based on average daily net assets for the applicable period. The Funds are subject to certain covenants contained in the Credit Agreement. Failure to comply with these covenants could cause the acceleration of the repayment of the amount outstanding under the Credit
Agreement.
Expenses associated with the line of credit, such as legal fees and the commitment fee, are shown on the Statement of Operations as miscellaneous fees. The Funds did not make any borrowings under the line of credit during the period ended December 31,
2023.
8. Subsequent Events
Management has evaluated the events and/or transactions that have occurred through the date the financial statements were issued and determined no events have occurred that require disclosure.
No Expiration
Funds Short-Term Long-Term Total
Moderate Strategy Fund $ 207,455 $ 2,979,152 $ 3,186,607
Balanced Strategy Fund 283,526 3,037,387 3,320,913
Growth Strategy Fund 333,180 3,630,547 3,963,727
Equity Growth Strategy Fund 139,867 1,475,850 1,615,717
Funds # of Shareholders %
Moderate Strategy Fund
2 95.5
Balanced Strategy Fund
2 97.3
Growth Strategy Fund
2 96.7
Equity Growth Strategy Fund
2 95.9

Report of Independent Registered Public Accounting Firm
Report of Independent Registered Public Accounting Firm 67
To the Board of Trustees of Russell Investment Funds and Shareholders of Moderate Strategy Fund, Balanced Strategy Fund,
Growth Strategy Fund and Equity Growth Strategy Fund
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Moderate Strategy
Fund, Balanced Strategy Fund, Growth Strategy Fund and Equity Growth Strategy Fund (four of the funds constituting Russell
Investment Funds, hereafter collectively referred to as the “Funds”) as of December 31, 2023, the related statements of operations for the year ended December 31, 2023, the statements of changes in net assets for each of the two years in the period ended
December 31, 2023, including the related notes, and the financial highlights for each of the five years in the period ended December
31, 2023 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of December 31, 2023, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended December 31, 2023 and each of the financial highlights for each of the five years in the period ended December 31, 2023 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the
Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting
Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the
U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2023 by correspondence with the transfer agent. We believe that our audits provide a reasonable basis for our opinions.
February 13, 2024
We have served as the auditor of one or more investment companies in the Russell Investments family of funds since 1981.
PricewaterhouseCoopers LLP, 1420 Fifth Avenue, Suite 2800, Seattle, WA 98101
T: (206) 398 3000, www.pwc.com/us

Russell Investment Funds
LifePoints
®
Funds Variable Target Portfolio Series
Tax Information — December 31, 2023 (Unaudited)
68 Tax Information
For the tax year ended December 31, 2023, the Funds designate 100% or the maximum amount allowable, of their net taxable income as qualified dividends taxed at individual net capital gain rates.
The Form 1099 you receive in January 2024 will show the tax status of all distributions paid to your account in calendar year
2023.
The Funds designate dividends distributed during the fiscal year as qualifying for the dividends received deduction for corporate shareholders as follows:
Pursuant to Section 852 of the Internal Revenue Code, the Funds designate the following amounts as long-term capital gain dividends for their taxable year ended December 31, 2023:
Balanced Strategy $ 386,767
Growth Strategy $1,391,050
Equity Growth Strategy $ 431,169
Moderate Strategy 12.4%
Balanced Strategy 20.7%
Growth Strategy 28.5%
Equity Growth Strategy 33.1%

Russell Investment Funds
LifePoints
®
Funds Variable Target Portfolio Series
Additional Information — December 31, 2023 (Unaudited)
Additional Information 69
Each Fund files portfolio holdings information within 60 days after the end of each fiscal quarter as an exhibit on Form N-PORT.
Portfolio holdings information for the third month of each fiscal quarter is publicly available on the SEC’s website at http://www.
sec.gov. Each Fund’s complete schedule of portfolio holdings for the second and fourth quarters of each fiscal year is included in the semi-annual and annual reports to Fund shareholders.
The Board has delegated to RIM, as RIF’s investment adviser, the primary responsibility for monitoring, evaluating and voting proxies solicited by or with respect to issuers of securities in which assets of the Underlying Funds may be invested. RIM has established a proxy voting committee and has adopted written proxy voting policies and procedures (“P&P”) and proxy voting guidelines (“Guidelines”). The Funds maintain a Portfolio Holdings Disclosure Policy that governs the timing and circumstances of disclosure to shareholders and third parties of information regarding the portfolio investments held by the Funds. A description of the P&P, Guidelines, Portfolio Holdings Disclosure Policy and additional information about Fund Trustees are contained in the
Funds’ Statement of Additional Information (“SAI”). The SAI and information regarding how the Underlying Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, 2023 are available (i) free of charge, upon request, by calling the Funds at (800) 787-7354, and (ii) on the Securities and Exchange Commission’s website at www.sec.gov.
If possible, depending on contract owner registration and address information, and unless you have otherwise opted out, only one copy of the RIF prospectus will be sent to contract owners at the same address. Unless you specifically request paper copies of the annual and semi-annual reports from your insurance company, you will be notified by mail each time the annual and semi-annual reports are posted and provided with a website link to access the reports. If you would like to receive a separate copy of these documents, please contact your insurance company. If you currently receive multiple copies of the prospectus, annual report and semi-annual report and would like to request to receive a single copy of these documents in the future, please call your insurance company.
Some insurance companies may offer electronic delivery of the Funds’ prospectuses and annual and semi-annual reports. Please contact your insurance company for further details.
Financial statements of the Underlying Funds can be obtained at no charge by calling the Funds at (800) 787-7354.
Effective January 24, 2023, the SEC adopted rule and form amendments that require mutual funds to provide shareholders with streamlined annual and semi-annual shareholder reports that highlight key information. Other information, including financial statements, that currently appears in shareholder reports will be made available online, delivered free of charge to shareholders upon request, and filed with the SEC. The first tailored shareholder reports for the Funds will be for the reporting period ending June 30,
2024. Management is currently evaluating the impact of the rule and form amendments on the content of the Funds’ shareholder reports.

Russell Investment Funds
LifePoints
®
Funds Variable Target Portfolio Series
Disclosure of Information about Fund Trustees and Officers — December 31,
2023 (Unaudited)
70 Disclosure of Information about Fund Trustees and Officers
The following tables provide information for each officer and trustee of the Russell Investments fund complex. The Russell
Investments fund complex consists of Russell Investment Company (“RIC”), which has 30 funds and Russell Investment Funds
(“RIF”), which has nine funds. Each of the Trustees is a trustee of RIC and RIF. The first table provides information for the
Interested Trustee. The second table provides information for the Independent Trustees. The third table provides information for the officers. Furthermore, each Trustee possesses the following specific attributes: Ms. Cahoon has had experience as the senior financial executive of other investment companies and their investment adviser and distributor, as well as a certified public accountant who previously provided audit services in the financial sector at a multi-national accounting firm and has been determined by the Board to be an “audit committee financial expert”; Mr. Day has had experience as an executive-level leader in corporate finance and accounting, as a member of the boards of other companies and non-profit organizations, and as a certified public accountant; Ms.
Ledoux has had investment experience as a portfolio manager and has had experience as a member of the board of trustees of other investment companies; Mr. May has had business, financial services, accounting and investment management experience as a senior executive and board member of financial services, investment management and other organizations, as well as experience as a board member of other investment companies and as a certified public accountant; Ms. Shanahan has had financial, risk management, governance and compliance experience in highly regulated industries as a senior executive at large financial institutions, and as a member of the board of a non-profit organization; Mr. Tennison has had business, financial and investment experience as a senior executive of a corporation with international activities and was trained as an accountant; and Mr. Thompson has had experience in business, governance, investment and financial reporting matters as a senior executive of an organization sponsoring and managing other investment companies, and, subsequently, has served as a board member of other investment companies. Mr. Barback has had experience as a senior executive of other financial services companies with responsibility for investment, financial, and operational matters affecting asset managers and related service providers. As a senior officer of an affiliate of RIM, Mr. Barback is in a position to provide the Board with such entity’s perspectives on the management, operations and distribution of the RIC and RIF Funds.
* Each Trustee shall retire from service on the Board of Trustees at the end of the calendar year in which the Trustee reaches 75 years of age. However, at the discretion of the Board and upon the request of the Trustee, a one-year waiver may be granted from the application of the policy, which will allow the Trustee to continue to serve on the Board for an additional one-year period following the end of the calendar year in which the Trustee reaches 75 years of age. A maximum of five one-year waivers may be requested by the Trustee and granted by the Board to the Trustee.
# Mr. Barback is Chief Operating Officer of an affiliate of RIM and is therefore an Interested Trustee.
Name,
Age,
Address
Position(s) Held
With Fund and
Length of
Time Served
Term
of
Office*
Principal Occupation(s)
During the
Past 5 Years
No. of
Portfolios
in Russell
Investments
Fund
Complex
Overseen
by Trustee
Other
Directorships
Held by Trustee
During the
Past 5 Years
INTERESTED TRUSTEE
Vernon Barback#
Born August 24, 1956
1301 Second Avenue,
18th Floor, Seattle, WA
98101
President and Chief
Executive Officer
since 2022
Trustee since 2021
Appointed
until successor
is chosen and
qualified by
Trustees
Appointed
until successor
is duly elected
and qualified
President and CEO, RIC and RIF
Chief Operating Officer, Russell
Investments
From 2021 – 2022, Chief
Administrative Officer, Russell
Investments
From 2019 – 2021, Vice Chairman,
Russell Investments
Until 2020, Director, NorthStar
Topco, LLC (technology and
services outsourcing company)
From 2016 – 2019, President,
Russell Investments
39
Until 2020,
Director of
NorthStar
Topco, LLC
(technology
and services
outsourcing
company)

Russell Investment Funds
LifePoints
®
Funds Variable Target Portfolio Series
Disclosure of Information about Fund Trustees and Officers, continued —
December 31, 2023 (Unaudited)
Disclosure of Information about Fund Trustees and Officers 71
* Each Trustee shall retire from service on the Board of Trustees at the end of the calendar year in which the Trustee reaches 75 years of age. However, at the discretion of the Board and upon the request of the Trustee, a one-year waiver may be granted from the application of the policy, which will allow the Trustee to continue to serve on the Board for an additional one-year period following the end of the calendar year in which the Trustee reaches 75 years of age. A maximum of five one-year waivers may be requested by the Trustee and granted by the Board to the Trustee.
Name,
Age,
Address
Position(s) Held
With Fund and
Length of
Time Served
Term
of
Office*
Principal Occupation(s)
During the
Past 5 Years
No. of
Portfolios
in Russell
Investments
Fund
Complex
Overseen
by Trustee
Other
Directorships
Held by Trustee
During the
Past 5 Years
INDEPENDENT TRUSTEES
Michelle L. Cahoon
Born July 5, 1966
1301 Second Avenue
18th Floor, Seattle, WA
98101
Trustee since 2021
Chairman of the
Audit Committee
since 2023
Appointed
until successor
is duly elected
and qualified
Appointed
until successor
is duly elected
and qualified
Retired
From January to March 2019,
Consulting Chief Financial Officer,
Driehaus Capital Management LLC
(investment adviser)
Until 2018, Chief Financial Officer
and Treasurer, Driehaus Capital
Management LLC and Driehaus
Securities LLC (broker dealer)
Until 2018, Vice President and
Treasurer, Driehaus Mutual Funds
(investment company)
Trustee and Audit Committee
Chair Fairway Private Equity &
Venture Capital Opportunities Fund
(investment company)
39
Trustee
and Audit
Committee
Chair Fairway
Private Equity
& Venture
Capital
Opportunities
Fund
(investment
company)
Michael Day
Born October 23, 1957
1301 Second Avenue
18th Floor, Seattle, WA
98101
Trustee since 2021 Appointed
until successor
is duly elected
and qualified
President and Chief Executive
Officer, Topa Insurance Group
(insurance company)
39
Director, Topa
Insurance
Group
(insurance
company)
Director,
Puppet, Inc.
(information
technology
company)
Director,
Somos, Inc.
(information
technology
company)
Until 2019,
Director,
Recology
(waste
management
company)

Russell Investment Funds
LifePoints
®
Funds Variable Target Portfolio Series
Disclosure of Information about Fund Trustees and Officers, continued —
December 31, 2023 (Unaudited)
72 Disclosure of Information about Fund Trustees and Officers
* Each Trustee shall retire from service on the Board of Trustees at the end of the calendar year in which the Trustee reaches 75 years of age. However, at the discretion of the Board and upon the request of the Trustee, a one-year waiver may be granted from the application of the policy, which will allow the Trustee to continue to serve on the Board for an additional one-year period following the end of the calendar year in which the Trustee reaches 75 years of age. A maximum of five one-year waivers may be requested by the Trustee and granted by the Board to the Trustee.
Name,
Age,
Address
Position(s) Held
With Fund and
Length of
Time Served
Term
of
Office*
Principal Occupation(s)
During the
Past 5 Years
No. of
Portfolios
in Russell
Investments
Fund
Complex
Overseen
by Trustee
Other
Directorships
Held by Trustee
During the
Past 5 Years
INDEPENDENT TRUSTEES (continued)
Julie Dien Ledoux
Born August 17, 1969
1301 Second Avenue
18th Floor, Seattle, WA
98101
Trustee since 2019
Vice Chairman
since 2023
Appointed
until successor
is duly elected
and qualified
Approved
Annually
Retired
39
Until 2018,
Trustee of
Avenue
Credit
Strategies
Fund
(investment
company)

Russell Investment Funds
LifePoints
®
Funds Variable Target Portfolio Series
Disclosure of Information about Fund Trustees and Officers, continued —
December 31, 2023 (Unaudited)
Disclosure of Information about Fund Trustees and Officers 73
* Each Trustee shall retire from service on the Board of Trustees at the end of the calendar year in which the Trustee reaches 75 years of age. However, at the discretion of the Board and upon the request of the Trustee, a one-year waiver may be granted from the application of the policy, which will allow the Trustee to continue to serve on the Board for an additional one-year period following the end of the calendar year in which the Trustee reaches 75 years of age. A maximum of five one-year waivers may be requested by the Trustee and granted by the Board to the Trustee.
Name,
Age,
Address
Position(s) Held
With Fund and
Length of
Time Served
Term
of
Office*
Principal Occupation(s)
During the
Past 5 Years
No. of
Portfolios
in Russell
Investments
Fund
Complex
Overseen
by Trustee
Other
Directorships
Held by Trustee
During the
Past 5 Years
INDEPENDENT TRUSTEES (continued)
Jeremy May
Born March 30, 1970
1301 Second Avenue
18th Floor, Seattle, WA
98101
Trustee since 2021 Appointed
until successor
is duly elected
and qualified
Founder and Chief Executive
Officer, Paralel Technologies
LLC (information technology
company)
Until March 2021, Chief
Operating Officer of Magnifi
LLC (information technology
company)
Until 2019, President ALPS
Portfolio Solutions and Executive
Vice President of ALPS Advisors
and ALPS Holdings (investment
company)
39
Trustee and
Chairman of
Bow River
Capital
Evergreen
Fund
(investment
company)
Until 2022,
Trustee and
Chairman
of New
Age Alpha
ETF Trust
(investment
company)
Until March
2021,
Interested
Director of
Reaves Utility
Income Trust
(investment
Company)
Until
February
2021,
Interested
Director
of ALPS
Series Trust
(investment
company)
Until 2019,
Interested
Director of
RiverNorth
Opportunities
Fund
(investment
company)

Russell Investment Funds
LifePoints
®
Funds Variable Target Portfolio Series
Disclosure of Information about Fund Trustees and Officers, continued —
December 31, 2023 (Unaudited)
74 Disclosure of Information about Fund Trustees and Officers
* Each Trustee shall retire from service on the Board of Trustees at the end of the calendar year in which the Trustee reaches 75 years of age. However, at the discretion of the Board and upon the request of the Trustee, a one-year waiver may be granted from the application of the policy, which will allow the Trustee to continue to serve on the Board for an additional one-year period following the end of the calendar year in which the Trustee reaches 75 years of age. A maximum of five one-year waivers may be requested by the Trustee and granted by the Board to the Trustee.
Name,
Age,
Address
Position(s) Held
With Fund and
Length of
Time Served
Term
of
Office*
Principal Occupation(s)
During the
Past 5 Years
No. of
Portfolios
in Russell
Investments
Fund
Complex
Overseen
by Trustee
Other
Directorships
Held by
Trustee
During the
Past 5 Years
INDEPENDENT TRUSTEES (continued)
Jeannie Shanahan
Born February 15, 1964
1301 Second Avenue
18th Floor, Seattle, WA
98101
Trustee since 2021
Chairman of
Regulatory and
Investment
Compliance
Committee since
2023
Appointed
until successor
is duly elected
and qualified
Appointed
until successor
is duly elected
and qualified
Until 2021, President of Twin
Star Consulting, LLC (consulting
company)
39
None
Raymond P. Tennison Jr.
Born December 21, 1955
1301 Second Avenue
18th Floor, Seattle, WA
98101
Trustee since 2000
Chairman since
2021
Appointed
until successor
is duly elected
and qualified
Approved
Annually
Retired
39
None
Jack R. Thompson
Born March 21, 1949
1301 Second Avenue,
18th Floor, Seattle, WA
98101
Trustee since 2005
Chairman of
the Nominating
and Governance
Committee since
2021
Appointed
until successor
is duly elected
and qualified
Appointed
until successor
is duly elected
and qualified
Retired
39
None

Russell Investment Funds
LifePoints
®
Funds Variable Target Portfolio Series
Disclosure of Information about Fund Trustees and Officers, continued —
December 31, 2023 (Unaudited)
Disclosure of Information about Fund Trustees and Officers 75
Name,
Age,
Address
Positions(s) Held
With Fund and
Length of
Time Served
Term
of
Office
Principal Occupation(s)
During the
Past 5 Years
OFFICERS
Vernon Barback
Born August 24, 1956
1301 Second Avenue
18th Floor, Seattle, WA
98101
President and Chief
Executive Officer
since 2022
Until successor
is chosen and
qualified by
Trustees
President and CEO, RIC and RIF
Chief Operating Officer, Russell Investments
From 2021 – 2022, Chief Administrative Officer, Russell
Investments
From 2019 – 2021, Vice Chairman, Russell Investments
Until 2020, Director, NorthStar Topco, LLC (technology and
services outsourcing company)
From 2016 – 2019, President, Russell Investments
Cheryl Wichers
Born December 16, 1966
1301 Second Avenue
18th Floor, Seattle, WA
98101
Chief Compliance
Officer since 2005
Until
removed by
Independent
Trustees
Chief Compliance Officer, RIC and RIF
Chief Compliance Officer, Russell Investments Fund Services, LLC
(“RIFUS”)
Kari Seabrands
Born September 9, 1969
1301 Second Avenue
18th Floor, Seattle, WA
98101
Treasurer, Chief
Accounting Officer
and Chief Financial
Officer since 2023
Until successor
is chosen and
qualified by
Trustees
Senior Director, Head of Global Fund Services, Russell Investments
Until 2023, Director, Fund Administration, Russell Investments
Treasurer, Chief Accounting Officer and Chief Financial Officer,
RIC and RIF
Director, Russell Investments Financial Services, LLC (“RIFIS”)
and RIFUS
Kate El-Hillow
Born August 17, 1974
1301 Second Avenue,
18th Floor, Seattle WA
98101
Chief Investment
Officer since 2021
Until removed
by Trustees
Chief Investment Officer and President, Russell Investments
Chief Investment Officer, RIC and RIF
President, RIM
Until 2021, Deputy Chief Investment Officer, Senior Portfolio
Manager, Head of Strategy Selection and Head of Portfolio
Management & Risk, Goldman Sachs
Mary Beth Albaneze
Born April 25, 1969
1301 Second Avenue,
18th Floor, Seattle, WA
98101
Secretary and
Chief Legal Officer
since 2010
Until successor
is chosen and
qualified by
Trustees
Associate General Counsel, Russell Investments
Secretary, RIM, RIFUS and RIFIS
Secretary and Chief Legal Officer, RIC and RIF
Secretary, U.S. One, LLC

Russell Investment Funds
LifePoints
®
Funds Variable Target Portfolio Series
Adviser and Service Providers — December 31, 2023 (Unaudited)
76 Adviser and Service Providers
Interested Trustee
Vernon Barback
Independent Trustees
Michelle L. Cahoon
Michael Day
Julie Dien Ledoux
Jeremy May
Jeannie Shanahan
Raymond P. Tennison, Jr.
Jack R. Thompson
Officers
Vernon Barback, President and Chief Executive Officer
Kari Seabrands, Treasurer, Chief Accounting Officer and
Chief Financial Officer
Cheryl Wichers, Chief Compliance Officer
Kate El-Hillow, Chief Investment Officer
Mary Beth Albaneze, Secretary and Chief Legal Officer
Adviser
Russell Investment Management, LLC
1301 Second Avenue
Seattle, WA 98101
Administrator and Transfer and Dividend
Disbursing Agent
Russell Investments Fund Services, LLC
1301 Second Avenue
Seattle, WA 98101
Custodian
State Street Bank and Trust Company
1776 Heritage Drive
North Quincy, MA 02171
Office of Shareholder Inquiries
1301 Second Avenue
Seattle, WA 98101
(800) 787-7354
Legal Counsel
Dechert LLP
One International Place, 40th Floor
100 Oliver Street
Boston, MA 02110
Distributor
Russell Investments Financial Services, LLC
1301 Second Avenue
Seattle, WA 98101
Independent Registered Public Accounting Firm
PricewaterhouseCoopers LLP
1420 5th Avenue, Suite 2800
Seattle, WA 98101
This report is prepared from the books and records of the Funds and is submitted for the general information of shareholders and is not authorized for distribution to prospective investors unless accompanied or preceded by an effective Prospectus. Nothing herein contained is to be considered an offer of sale or a solicitation of an offer to buy shares of Russell Investment Funds. Such offering is made only by Prospectus, which includes details as to offering price and other material information.

Russell Investment Funds
1301 Second Avenue
Seattle, Washington 98101
800-787-7354
Fax: 206-505-3495

Item 2. Code of Ethics. [Annual Report Only]
The registrant has adopted a code of ethics that applies to the registrant's principal executive officer and principal financial officer (“Code”).  There have been no amendments to, or waivers in connection with, the Code during the period covered by this Report.  The registrant has filed a copy of the Code as an exhibit to its annual report on this Form N-CSR.
Item 3. Audit Committee Financial Expert. [Annual Report Only]
Registrant's board of trustees has determined that the registrant has at least one audit committee financial expert serving on its audit committee.  Michelle Cahoon has been determined to be the Audit Committee Financial Expert and is also determined to be “independent” for purposes of Item 3, paragraph (a)(2)(i) and (ii) of Form N-CSR.
Item 4. Principal Accountant Fees and Services. [Annual Report Only]
Audit Fees

(a) The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years were as follows:

2022     $282,793
2023     $277,558

Audit-Related Fees

(b) The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item and the nature of the services comprising those fees were as follows:

Fees                                         Nature of Services

2022    $100,329                                 Tax services performed in connection with the audit
2023    $98,344                                   Tax services performed in connection with the audit

Tax Fees

(c) The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning and the nature of the services comprising the fees were as follows:

Fees                                         Nature of Services

2022    $92,865                                   Tax services
2023    $92,865                                   Tax services

All Other Fees

(d) The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item and the nature of the services comprising those fees were as follows:

Fees                                         Nature of Services

2022    $0
2023    $0

(e) (1) Registrant’s audit committee has adopted the following pre-approval policies and procedures for certain services provided by registrant’s accountants:

Russell Investment Company
Russell Investment Funds
Audit and Non-Audit Services Pre-Approval Policy
Effective Date:  August 25, 2020

I.

Statement of Purpose.

This Audit and Non-Audit Services Pre-Approval Policy (“Policy”) has been adopted by the joint Audit Committee (the “Audit Committee”) of Russell Investment Company (“RIC”) and Russell Investment Funds (“RIF”) to apply to any and all engagements of the independent auditor with: (1) RIC and RIF, respectively, for audit and permissible non-audit services and (2) the Funds’ adviser or its control affiliates (collectively, “Adviser Entities”) for permissible non-audit services that relate directly to the Funds’ operations or financial reporting (“fund-related services”).
[1]
   The term “Fund” shall collectively refer to each series of RIC and RIF.  The term “Investment Adviser” shall refer to the Funds’ adviser, Russell Investment Management, LLC (“RIM”).  This Policy does not delegate to management the responsibilities set forth herein for the pre-approval of services performed by the Funds’ independent auditor.

II.

Statement of Principles.

Under the Sarbanes-Oxley Act of 2002 (the “Act”) and rules adopted by the United States Securities and Exchange Commission (the “SEC”), the Audit Committee of the Funds’ Board of Trustees (the “Audit Committee”) is charged with responsibility for the appointment, compensation and oversight of the work of the independent auditor for the Funds.  As part of these responsibilities, the Audit Committee is required to pre-approve: (1) the audit services and permissible non-audit services, such as audit-related, tax and other services (“non-audit services”), to be performed by the independent auditor for the Funds, and (2) the services to be performed by the independent auditor for Adviser Entities that relate directly to the operations and financial reporting of the fund, in each case to assure that the independence of the auditor is not in any way compromised or impaired with respect to the Funds.  In determining whether an auditor is independent in light of the services it provides to a Fund or Adviser Entity, there are four guiding principles under the Act and relevant SEC rules that must be considered.  In general, the independence of the auditor to the Funds could be deemed impaired if the auditor has a relationship or provides a service that:

•

Creates a mutual or conflicting interest between the auditor and the audit client (including the Funds whose financial statements are being audited, as well as affiliates of the Funds covered by relevant SEC rules);
•

Results in the auditor acting as management or an employee of the audit client;
•

Places the auditor in the position of auditing its own work; or
•

Places the accountant in a position of being an advocate for the audit client.

Accordingly, it is the Funds’ policy that the independent auditor for the Funds must not be engaged to perform any service that contravenes the rules adopted by the SEC governing auditor independence, including the four guidelines set forth above, or which in any way could be deemed to impair or compromise the independence of the auditor for the Funds.  This Policy is designed to accomplish those requirements and will henceforth be applied to all engagements by the Funds of their independent auditor, whether for audit, audit-related, tax, or other non-audit services, as well as to engagements of the auditor by Adviser Entities for fund-related services.

Rules adopted by the SEC establish two distinct approaches to the pre-approval of auditor services by the Audit Committee.  The proposed services either may receive general pre-approval through adoption by the Audit Committee of pre-approval policies and procedures, provided the policies and procedures are detailed as to the particular services (e.g., a list of authorized services for the fund, together with a budget of expected costs for those services), the Audit Committee is informed of each service and such policies and procedures do not include delegation of the Audit Committee’s responsibilities to management (“general pre-approval”), or specific pre-approval by the Audit Committee of all services provided to the Funds or fund-related services provided to Adviser Entities on a case-by-case basis (“specific pre-approval”).

The Funds’ Audit Committee believes that the combination of these two approaches reflected in this Policy will result in an effective and efficient procedure for the pre-approval of permissible services performed by the Funds’ independent auditor.  The Funds’ Audit and Non-Audit Pre-Approved Services Schedule lists the audit, audit-related, tax and other services (including fund-related services) that have the general pre-approval of the Audit Committee.
[2]
  As set forth in this Policy, unless a particular service has received general pre-approval, those services will require specific pre-approval by the Audit Committee before any such services can be provided by the independent auditor.  Any proposed service to the Funds or Adviser Entities that exceeds the pre-approved budget for those services will also require specific pre-approval by the appropriate Audit Committee.

In assessing whether a particular audit or non-audit service should be approved, the Audit Committee will take into account the ratio between the total amounts paid for audit, audit-related, tax and other services, based on historical patterns, with a view toward assuring that the level of fees paid for non-audit services as they relate to the fees paid for audit services does not compromise or impair the independence of the auditor.  The Audit Committee will review the list of general pre-approved services, including the pre-approved budget for those services, at least annually and more frequently if deemed appropriate by the Audit Committee, and may implement changes thereto from time to time.

III.

Delegation.

As provided in the Act and in the SEC’s rules, the Audit Committee from time to time may delegate either general or specific pre-approval authority to one or more of its members.  Any member to whom such authority is delegated must report any pre-approval decisions to the Audit Committee at its next scheduled meeting.

IV.

Audit Services.

The annual audit services engagement terms and fees for the independent auditor for the Funds require specific pre-approval of the Audit Committee.  Audit services include the annual financial statement audit and other procedures required to be performed by the independent auditor in order to be able to form an opinion on the financial statements for the Funds for that year.  These other procedures include reviews of information systems, procedural reviews and testing performed in order to understand and rely on the Funds’ systems of internal control, and consultations relating to the audit.  Audit services also include the attestation engagement for the independent auditor’s report on the report from management on financial reporting internal controls.  The Audit Committee will review the audit services engagement as necessary or appropriate in the sole judgment of the Audit Committee.

In addition to the pre-approval by the Audit Committee of the annual engagement of the independent auditor to perform audit services described above, the Audit Committee may grant general pre-approval to other audit services, which are those services that only the independent auditor reasonably can provide.  These services are generally related to the issuance of an audit opinion, and may include statutory audits and services associated with the Funds’ SEC registration statement on Form N-1A, periodic reports and documents filed with or information requested by the SEC or other regulatory or self-regulatory organizations, or other documents issued in connection with the Funds’ securities offerings.

The audit services engagement terms and fees for the independent auditor for the Funds, as described above, must be specifically pre-approved by the Audit Committee or its delegate on an annual basis. The Audit Committee has pre-approved the other audit services set forth in Schedule A of the Audit and Non-Audit Pre-Approved Services Schedule.  All other audit services not listed in Schedule A of the Audit and Non-Audit Pre-Approved Services Schedule must be specifically pre-approved by the Audit Committee or its delegate.

V.

Audit-Related Services.

Audit-related services are assurance and related services that are reasonably related to the performance of the audit or review of the financial statements for the Funds, or the separate financial statements for a series of the Funds that are traditionally performed by the independent auditor.  Because the Audit Committee believes that the provision of audit-related services does not compromise or impair the independence of the auditor and is consistent with the SEC’s rules on auditor independence, the Audit Committee may grant pre-approval to audit related services.  “Audit-related services” include, among others, accounting consultations related to accounting, financial reporting or disclosure matters not classified as “audit services;” assistance with understanding and implementing new accounting and financial reporting or disclosure matters not classified as “audit services;” assistance with understanding and implementing new accounting and financial reporting guidance from rulemaking authorities; agreed upon or expanded audit procedures related to accounting and/or billing records required to respond to or comply with financial, accounting or regulatory reporting matters; and assistance with internal reporting requirements, including  reports required to be filed with the SEC pursuant to applicable requirements.

The Audit Committee has pre-approved the audit-related services set forth in Schedule B of the Audit and Non-Audit Pre-Approved Services Schedule.  All other audit-related services not listed in Schedule B of the Audit and Non-Audit Pre-Approved Services Schedule must be specifically pre-approved by the Audit Committee or its delegate.

VI.

Tax Services.

The Audit Committee believes that the independent auditor can provide tax services to the Funds, such as tax compliance, tax planning and tax advice, without impairing the auditor’s independence and the SEC has stated that the independent auditor may provide such services.  Consequently, the Audit Committee believes that it may grant general pre-approval to those tax services that have historically been provided by the auditor, that the Audit Committee has reviewed and believes would not impair the independence of the auditor, and that are consistent with the SEC’s rules on auditor independence.  However, the Audit Committee will not permit the retention of the independent auditor to provide tax advice in connection with any transaction recommended by the independent auditor, the sole business purpose of which may be tax avoidance and the tax treatment of which may not be supported by the United States Internal Revenue Code and related regulations or the applicable tax statutes and regulations that apply to the Funds’ investments outside the United States.  The Audit Committee will consult with the Treasurer of the Funds or outside counsel to determine that the Funds’ tax planning and reporting positions are consistent with this policy.

The Audit Committee has pre-approved the tax services set forth in Schedule C of the Audit and Non-Audit Pre-Approved Services Schedule. All other tax services not listed in Schedule C of the Audit and Non-Audit Pre-Approved Services Schedule must be specifically pre-approved by the Audit Committee or its delegate.

VII.

All Other Services.

The Audit Committee believes, based on the SEC’s rules prohibiting the independent auditor from providing specific non-audit services, that other types of non-audit services are permitted.  Accordingly, the Audit Committee believes that it may grant general pre-approval to those permissible non-audit services classified as “all other” services that the Audit Committee believes are routine and recurring services, would not impair or compromise the independence of the auditor and are consistent with the SEC’s rules on auditor independence.

The Audit Committee has pre-approved the permissible “all other services” set forth in Schedule D of the Audit and Non-Audit Pre-Approved Services Schedule.  Permissible “all other services” not listed in Schedule D of the Audit and Non-Audit Pre-Approved Services Schedule must be specifically pre-approved by the Audit Committee or its delegate.

A list of the SEC’s prohibited non-audit services are as follows:

  Bookkeeping or other services relating to the accounting records or financial statements of the Funds

  Financial information system design and implementation

  Appraisal or valuation services, fairness opinions or contribution-in-kind reports

  Actuarial services

  Internal audit outsourcing services

  Management functions

  Human resources services

  Broker-dealer, investment adviser or investment banking services

  Legal services unrelated to the audit

  Expert services unrelated to the audit

The SEC’s rules and relevant official interpretations and guidance should be consulted to determine the scope of these prohibited services and the applicability of any exceptions to certain of the prohibitions.  Under no circumstance may an executive, manager or associate of the Funds, the Investment Adviser or an Adviser Entity authorize the independent auditor for the Funds to provide prohibited non-audit services.

VIII.

De Minimis Waiver.

In accordance with the Act and SEC regulations, notwithstanding anything in this Policy to the contrary, the pre-approval requirements of this Policy are waived with respect to the provision of non-audit services that are permissible for an independent auditor to perform, provided:

            (a)        The aggregate amount of all such services provided constitutes no more than five percent of the total amount of fees paid by RIC or RIF, as applicable, to the independent auditor during the fiscal year in which the services were provided;

            (b)        Such services were not recognized by the Funds at the time of the engagement to be non-audit services requiring pre-approval by the Audit Committee or its delegate; and

            (c)        Such services are promptly brought to the attention of the Audit Committee and approved by the Audit Committee or its delegate prior to the completion of the audit, pursuant to the pre-approval provisions of this Policy.

With respect to the provision of fund-related services to Adviser Entities, the aggregate amount of services provided must constitute no more than five percent of the total amount of fees paid by RIC or RIF, as applicable, and the relevant Adviser Entities to the independent auditor during the fiscal year in which the services were provided.

In connection with the approval of any non-audit service pursuant to this de minimis exception, a record shall be made indicating that each of the conditions for this exception has been satisfied.

IX.

Pre-Approval Fee Levels or Budgeted Amounts.

Pre-approved fee levels or budgeted amounts for all services to be provided by the independent auditor will be established annually by the Audit Committee and shall be subject to periodic subsequent review during the year if deemed appropriate by the Audit Committee (separate amounts may be specified for the Funds and for other affiliates in the investment company complex subject to pre-approval).  Any proposed services exceeding these levels or amounts will require specific pre-approval by the Audit Committee.  The Audit Committee will be mindful of the overall relationship of fees for audit and non-audit services in determining whether to pre-approve any such services.  For each fiscal year, the Audit Committee may determine the appropriateness of the ratio between the total amount of fees for audit, audit-related, and tax services for the Funds (including any audit-related or tax services fees for affiliates subject to pre-approval), and the total amount of fees for certain permissible non-audit services classified as “all other services” for the Funds (including any such services for affiliates subject to pre-approval by the Audit Committee or its delegate).

X.

Procedures.

All requests or applications for services to be provided by the independent auditor that do not require specific pre-approval by the Audit Committee will be submitted to the “RIC & RIF Clearance Committee” (the “Clearance Committee”) (which shall be comprised of not less than three members, including the Treasurer of the Funds who shall serve as its Chairperson) and must include a detailed description of the services to be rendered and the estimated costs of those services.  The Clearance Committee will determine whether such services are included within the list of services that have received general pre-approval by the Audit Committee.  The Audit Committee will be informed not less frequently than quarterly by the Chairperson of the Clearance Committee of any such services rendered by the independent auditor for the Funds and the fees paid to the independent auditors for such services.

Requests or applications to provide services that require specific pre-approval by the Audit Committee will be submitted to the Audit Committee by both the independent auditor and the Clearance Committee and must include a joint certification by the engagement partner of the independent auditor and the Chairperson of the Clearance Committee that, in their view, the request or application does not involve a prohibited non-audit service and is consistent with the SEC’s rules governing auditor independence.

Russell Investments’ associates and the officers of RIC and RIF will report to the Chairman of the Audit Committee any breach of this Policy that comes to the attention of the Internal Audit Department or an officer of RIC or RIF.

XI.

Additional Requirements.

The Audit Committee has determined to take additional measures on an annual basis to meet its responsibility to oversee the work performed by the independent auditor and to assure the independent auditor’s continuing independence from the Funds and their affiliates.  Such efforts will include, but not be limited to, reviewing a written annual statement from the independent auditor delineating all relationships between the independent auditor and RIC, RIF, RIM and their subsidiaries and affiliates (including persons in financial reporting oversight roles) that may reasonably be thought to bear on the auditor’s independence, consistent with Public Company Accounting Oversight Board Rule 3526, and discussing with the independent auditor its methods and procedures for ensuring its independence.

(e) (2) The percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X is as follows:

Audit Fees                                          0%
Audit-Related Fees                           0%
Tax Fees                                             0%
All Other Fees                                   0%

(f) For services, 50 percent or more of which were pre-approved, the percentage of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees was 0%.

(g) The aggregate non-audit fees billed by registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant were as follows:
2022   $0
2023   $0

(h) The registrant’s audit committee of the board of trustees has considered whether the provision of nonaudit services that were rendered to the registrant’s investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

(i)
Not applicable, as the registrant has not been identified by the SEC as having filed an annual report issued by a registered public accounting firm branch or office that is located in a foreign jurisdiction where the Public Company Accounting Oversight Board is unable to inspect or completely investigate because of a position taken by an authority in that jurisdiction.

(j)
Not applicable, as the registrant is not a foreign issuer.

Item 5.  Audit Committee of Listed Registrants.  [Not Applicable]

Item 6.  [Schedules of Investments are included as part of the Report to Shareholders filed under Item 1 of this form]

Items 7-9. [Not Applicable]

Item 10.  Submission of Matters to a Vote of Security Holders
There have been no changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees that would require disclosure herein.

Item 11. Controls and Procedures
(a) Registrant's principal executive officer and principal financial officer have concluded that registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) are effective, based on their evaluation of these controls and procedures as of a date within 90 days of the date this report is filed with the SEC.

(b) There were no changes in registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies [Not Applicable]

Item 13.  Exhibit List
(a)

Code of Ethics required to be disclosed under Item 2 of Form N-CSR attached hereto as codeofethics
(b)

Certification for principal executive officer of Registrant as required by Rule 30a-2(a) under the Act and certification for principal financial officer of Registrant as required by Rule 30a-2(a) under the Act. ex99_cert
(c)

Certification for principal executive officer and principal financial officer of Registrant as required by Rule 30a-2(b) under the Act
. ex99.906_cert

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Russell Investment Funds

By:      /s/ Vernon Barback
            Vernon Barback
President & Chief Executive Officer (Principal Executive Officer), Russell Investment Funds
Date:  February 15, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:      /s/ Vernon Barback
            Vernon Barback
President & Chief Executive Officer (Principal Executive Officer), Russell Investment Funds
Date:  February 15, 2024

By:      /s/ Kari Seabrands
            Kari Seabrands
Treasurer, Chief Accounting Officer (Principal Accounting Officer) and Chief Financial Officer (Principal Financial Officer), Russell Investment Funds
Date:  February 15, 2024

[1]
 Adviser Entities include the Funds’ investment adviser (but not a sub-adviser whose role is primarily portfolio management and whose activities are overseen by the principal investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Funds.
2
As noted below, the annual audit services engagement terms and fees for the independent auditor for the Funds require specific pre-approval of the Audit Committee.